American Funds Insurance Series®
Global Growth Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 87.49% Information technology 23.47%	Shares	Value (000)
Microsoft Corp.	1,807,800	$421,037
ASML Holding NV	458,318	190,106
ASML Holding NV (New York registered) (ADR)	227,600	94,534
Taiwan Semiconductor Manufacturing Company, Ltd.	20,131,000	264,608
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	9,598
Adyen NV1	65,797	81,855
Applied Materials, Inc.	875,000	71,689
Broadcom, Inc.	125,300	55,634
Fiserv, Inc.[1]	497,600	46,560
Apple, Inc.	242,400	33,500
Samsung Electronics Co., Ltd.	785,100	28,847
MongoDB, Inc., Class A1	139,000	27,600
Hexagon AB, Class B	2,920,500	27,077
EPAM Systems, Inc.[1]	65,900	23,868
Keyence Corp.	69,400	23,041
NVIDIA Corp.	167,500	20,333
Mastercard, Inc., Class A	53,300	15,155
Capgemini SE	85,000	13,584
Network International Holdings PLC[1]	3,731,800	12,636
Visa, Inc., Class A	70,197	12,470
DocuSign, Inc.[1]	180,000	9,624
Shopify, Inc., Class A, subordinate voting shares[1]	140,000	3,772
		1,487,128
Health care 18.81%
UnitedHealth Group, Inc.	330,000	166,663
ResMed, Inc.	423,450	92,439
Pfizer, Inc.	1,884,219	82,453
AstraZeneca PLC	748,300	82,291
DexCom, Inc.[1]	1,012,000	81,507
Cigna Corp.	259,119	71,898
Novo Nordisk A/S, Class B	669,390	66,721
Regeneron Pharmaceuticals, Inc.[1]	95,036	65,468
Merck & Co., Inc.	620,000	53,394
Eli Lilly and Company	158,300	51,186
CVS Health Corp.	371,000	35,382
Gilead Sciences, Inc.	457,317	28,212
Mettler-Toledo International, Inc.[1]	25,400	27,537
NovoCure, Ltd.[1]	340,000	25,833
Elevance Health, Inc.	53,100	24,120
Danaher Corp.	82,100	21,206
Alnylam Pharmaceuticals, Inc.[1]	104,200	20,857
Tandem Diabetes Care, Inc.[1]	379,084	18,139
Bayer AG	363,860	16,791
Zoetis, Inc., Class A	98,300	14,577
Olympus Corp.	665,800	12,814
Vertex Pharmaceuticals, Inc.[1]	43,700	12,653
American Funds Insurance Series — Global Growth Fund — Page 1 of 255

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Novartis AG	165,600	$12,624
Catalent, Inc.[1]	166,200	12,026
Seagen, Inc.[1]	83,500	11,425
Centene Corp.[1]	143,500	11,166
Eurofins Scientific SE, non-registered shares	182,400	10,816
Sanofi	135,000	10,303
Virbac SA	36,000	9,353
Thermo Fisher Scientific, Inc.	17,472	8,862
Genus PLC	270,000	7,795
Siemens Healthineers AG	178,000	7,710
Bachem Holding AG	101,500	6,314
Rede D’Or Sao Luiz SA	1,073,663	5,915
Dechra Pharmaceuticals PLC	91,302	2,646
Organon & Co.	62,000	1,451
Viatris, Inc.	110,678	943
EUROAPI[1]	5,869	98
		1,191,588
Consumer discretionary 14.03%
Chipotle Mexican Grill, Inc.[1]	141,600	212,791
LVMH Moët Hennessy-Louis Vuitton SE	226,200	132,968
Amazon.com, Inc.[1]	583,000	65,879
Floor & Decor Holdings, Inc., Class A1	914,698	64,267
Renault SA1	1,688,781	45,358
Prosus NV, Class N	760,993	39,658
MGM China Holdings, Ltd.[1]	54,589,200	29,948
NIKE, Inc., Class B	352,600	29,308
Cie. Financière Richemont SA, Class A	291,500	27,352
Coupang, Inc., Class A1	1,445,604	24,098
Home Depot, Inc.	81,275	22,427
MercadoLibre, Inc.[1]	22,250	18,418
YUM! Brands, Inc.	166,000	17,652
Booking Holdings, Inc.[1]	9,900	16,268
IDP Education, Ltd.[2]	871,300	14,579
Domino’s Pizza Enterprises, Ltd.	430,000	14,078
Wynn Macau, Ltd.[1]	21,430,000	13,705
EssilorLuxottica	95,943	13,000
Dollar Tree Stores, Inc.[1]	95,000	12,930
Stellantis NV	1,038,800	12,275
Evolution AB	140,000	11,025
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,559,600	10,340
Target Corp.	60,500	8,978
Moncler SpA	217,370	8,925
Tesla, Inc.[1]	32,304	8,569
Entain PLC	665,250	7,989
XPeng, Inc., Class A1,2	979,200	5,836
		888,621
Consumer staples 8.44%
British American Tobacco PLC	3,329,455	119,059
Kweichow Moutai Co., Ltd., Class A	388,821	102,274
Philip Morris International, Inc.	919,500	76,328
Keurig Dr Pepper, Inc.	1,624,000	58,172
Nestlé SA	481,100	52,093
Altria Group, Inc.	1,248,500	50,414
American Funds Insurance Series — Global Growth Fund — Page 2 of 255

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Monster Beverage Corp.[1]	350,920	$30,516
Costco Wholesale Corp.	39,170	18,499
Carrefour SA, non-registered shares	842,900	11,677
Simply Good Foods Co.[1]	263,800	8,439
Bunge, Ltd.	85,000	7,019
		534,490
Financials 7.42%
Tradeweb Markets, Inc., Class A	1,634,960	92,244
AIA Group, Ltd.	10,109,600	83,935
Kotak Mahindra Bank, Ltd.	2,915,200	64,525
AXA SA	1,692,893	37,065
Aon PLC, Class A	101,000	27,055
Citigroup, Inc.	497,600	20,735
Société Générale	1,011,450	20,068
Prudential PLC	1,773,082	17,421
Zurich Insurance Group AG	42,200	16,776
Ping An Insurance (Group) Company of China, Ltd., Class H	3,254,000	16,180
Wells Fargo & Company	377,200	15,171
CME Group, Inc., Class A	80,000	14,170
Banco Santander, SA	5,334,500	12,399
AU Small Finance Bank, Ltd.	1,416,725	10,665
Bank of America Corp.	320,200	9,670
HDFC Life Insurance Company, Ltd.	1,406,500	9,153
Blackstone, Inc., nonvoting shares	21,000	1,758
Jackson Financial, Inc., Class A	44,327	1,230
Moscow Exchange MICEX-RTS PJSC[1,3]	12,640,000	—[4]
		470,220
Industrials 4.77%
Caterpillar, Inc.	231,600	38,001
MTU Aero Engines AG	167,000	25,201
Alliance Global Group, Inc.	156,400,700	21,959
Airbus SE, non-registered shares	245,400	21,201
NIBE Industrier AB, Class B	2,328,700	20,676
DSV A/S	171,230	19,847
GT Capital Holdings, Inc.	2,454,611	17,373
Safran SA	156,300	14,211
Suzhou Maxwell Technologies Co., Ltd., Class A	194,970	13,322
Carrier Global Corp.	370,900	13,189
L3Harris Technologies, Inc.	62,600	13,010
Canadian Pacific Railway, Ltd. (CAD denominated)	183,000	12,216
Daikin Industries, Ltd.	74,600	11,527
Recruit Holdings Co., Ltd.	374,200	10,801
Techtronic Industries Co., Ltd.	1,070,000	10,109
SMC Corp.	22,500	9,077
BayCurrent Consulting, Inc.	32,100	8,246
Rheinmetall AG	52,200	8,085
Nidec Corp.	143,000	8,055
Boeing Company[1]	51,300	6,211
		302,317
American Funds Insurance Series — Global Growth Fund — Page 3 of 255

unaudited
Common stocks (continued) Communication services 4.41%	Shares	Value (000)
Alphabet, Inc., Class A1	1,496,600	$143,150
Alphabet, Inc., Class C1	780,000	74,997
Meta Platforms, Inc., Class A1	240,900	32,685
Publicis Groupe SA	273,000	12,918
Tencent Holdings, Ltd.	297,100	10,034
Sea, Ltd., Class A (ADR)[1]	95,851	5,372
		279,156
Energy 2.97%
Canadian Natural Resources, Ltd. (CAD denominated)	1,168,000	54,369
Reliance Industries, Ltd.	1,601,273	46,314
Tourmaline Oil Corp.	707,000	36,743
Equinor ASA	592,000	19,526
Aker BP ASA	599,979	17,204
Gaztransport & Technigaz SA	75,000	8,298
Halliburton Company	235,128	5,789
Gazprom PJSC[3,5]	8,346,000	—[4]
LUKOIL Oil Co. PJSC[1,3,5]	246,300	—[4]
		188,243
Materials 2.87%
Sherwin-Williams Company	445,000	91,114
Linde PLC	103,800	27,984
Vale SA, ordinary nominative shares	1,397,000	18,657
Corteva, Inc.	201,300	11,504
Shin-Etsu Chemical Co., Ltd.	113,500	11,271
First Quantum Minerals, Ltd.	624,000	10,593
Koninklijke DSM NV	93,100	10,559
		181,682
Real estate 0.16%
Goodman Logistics (HK), Ltd. REIT	1,027,500	10,266
Utilities 0.14%
Brookfield Infrastructure Partners, LP	247,500	8,878
Total common stocks (cost: $4,408,254,000)		5,542,589
Preferred securities 1.58% Health care 1.32%
Sartorius AG, nonvoting non-registered preferred shares	239,000	83,475
Information technology 0.26%
Samsung Electronics Co., Ltd., nonvoting preferred shares	512,300	16,669
Total preferred securities (cost: $27,546,000)		100,144
American Funds Insurance Series — Global Growth Fund — Page 4 of 255

unaudited
Short-term securities 10.57% Money market investments 10.57%	Shares	Value (000)
Capital Group Central Cash Fund 2.81%[6,7]	6,693,157	$669,249
Total short-term securities (cost: $669,246,000)		669,249
Total investment securities 99.64% (cost: $5,105,046,000)		6,311,982
Other assets less liabilities 0.36%		22,880
Net assets 100.00%		$6,334,862
Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Short-term securities 10.57%
Money market investments 10.57%
Capital Group Central Cash Fund 2.81%[6]	$376,714	$1,283,185	$990,532	$(76)	$(42)	$669,249	$4,793
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 2.81%[6,8]	1,808		1,808[9]			—	—[10]
Total 10.57%				$(76)	$(42)	$669,249	$4,793
Restricted securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Gazprom PJSC[3]	7/19/2022	$20,439	$—[4]	.00%
LUKOIL Oil Co. PJSC[1,3]	7/13/2022	11,915	—[4]	.00
Total		$32,354	$—[4]	.00%
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $6,091,000, which represented .10% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Restricted security subject to legal or contractual restrictions on resale. The total value of all such restricted securities was less than $1,000, which represented less than 0.01% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 9/30/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Affiliated issuer during the reporting period but no longer held at 9/30/2022.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
American Funds Insurance Series — Global Growth Fund — Page 5 of 255

Global Small Capitalization Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 89.10% Information technology 18.97%	Shares	Value (000)
Wolfspeed, Inc.[1]	790,681	$81,725
eMemory Technology, Inc.	821,430	29,004
Confluent, Inc., Class A1	1,124,085	26,719
PAR Technology Corp.[1,2]	837,615	24,735
Nordic Semiconductor ASA[1]	1,359,841	17,811
Net One Systems Co., Ltd.	908,156	17,500
Tanla Platforms, Ltd.	1,477,291	14,037
ALTEN SA, non-registered shares	124,108	13,588
SUMCO Corp.	1,146,200	13,318
Smartsheet, Inc., Class A1	346,627	11,910
Ceridian HCM Holding, Inc.[1]	211,500	11,819
Silicon Laboratories, Inc.[1]	95,000	11,727
Gitlab, Inc., Class A1	213,816	10,952
Euronet Worldwide, Inc.[1]	144,187	10,924
Extreme Networks, Inc.[1]	828,378	10,827
Alphawave IP Group PLC[1,2]	6,933,632	10,523
MACOM Technology Solutions Holdings, Inc.[1]	190,000	9,840
SINBON Electronics Co., Ltd.	1,142,550	9,488
Kingdee International Software Group Co., Ltd.[1]	7,337,224	9,487
CCC Intelligent Solutions Holdings, Inc.[1]	1,033,074	9,401
Pegasystems, Inc.	288,141	9,261
Keywords Studios PLC	344,606	8,788
Qorvo, Inc.[1]	110,518	8,776
Aspen Technology, Inc.[1]	36,561	8,709
SimCorp AS	139,192	7,792
SHIFT, Inc.[1]	59,200	7,652
Truecaller AB, Class B1,2	2,177,076	7,249
Silergy Corp.	513,320	6,729
Credo Technology Group Holding, Ltd.[1,2]	555,400	6,109
BE Semiconductor Industries NV	139,220	5,925
OVH Groupe SAS[1,2]	591,394	5,846
Marqeta, Inc., Class A1	709,532	5,052
INFICON Holding AG	7,397	4,923
Cognex Corp.	116,600	4,833
SentinelOne, Inc., Class A1	186,212	4,760
MongoDB, Inc., Class A1	23,300	4,626
ironSource, Ltd., Class A1	1,328,000	4,568
Bentley Systems, Inc., Class B	142,373	4,355
HashiCorp, Inc., Class A1	134,900	4,342
Topicus.com, Inc., subordinate voting shares[1]	87,540	4,209
AvidXchange Holdings, Inc.[1]	489,768	4,124
Kingboard Laminates Holdings, Ltd.	4,498,000	4,021
Unimicron Technology Corp.	1,016,007	3,773
Bechtle AG, non-registered shares	98,500	3,584
Globant SA1	17,730	3,317
Rapid7, Inc.[1]	71,250	3,057
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 255

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Softcat PLC	222,430	$2,903
Linklogis, Inc., Class B1	6,753,115	2,795
Semtech Corp.[1]	90,000	2,647
AppFolio, Inc., Class A1	23,643	2,476
Kingboard Holdings, Ltd.	710,000	1,995
Cvent Holding Corp.[1]	344,800	1,810
GlobalWafers Co., Ltd.	145,000	1,650
Yotpo, Ltd.[1,3,4]	678,736	1,113
SiteMinder, Ltd.[1]	117,232	230
		519,334
Industrials 17.68%
International Container Terminal Services, Inc.	11,690,490	31,256
Visional, Inc.[1]	504,850	30,856
Stericycle, Inc.[1]	571,050	24,047
Japan Airport Terminal Co., Ltd.[1]	558,700	23,117
Cleanaway Waste Management, Ltd.	12,501,414	21,704
IMCD NV	177,337	21,046
Boyd Group Services, Inc.	155,909	19,633
Trelleborg AB, Class B	982,292	18,320
Fasadgruppen Group AB	2,370,503	18,224
Vicor Corp.[1]	300,876	17,794
Alfen NV1	193,373	17,762
Instalco AB	4,098,065	16,296
Interpump Group SpA	454,700	14,708
Japan Elevator Service Holdings Co., Ltd.	1,121,800	14,470
CG Power and Industrial Solutions, Ltd.[1]	4,880,108	14,075
Montrose Environmental Group, Inc.[1]	348,186	11,717
Cargotec OYJ, Class B, non-registered shares	300,450	9,045
Woodward, Inc.	105,000	8,427
Comfort Systems USA, Inc.	84,100	8,185
AirTAC International Group	355,062	8,123
Centre Testing International Group Co., Ltd.	2,684,839	7,701
Melrose Industries PLC	6,512,400	7,271
Wizz Air Holdings PLC[1]	402,796	7,084
Guangzhou Baiyun International Airport Co., Ltd., Class A1	3,524,879	7,083
Chart Industries, Inc.[1]	38,348	7,070
GVS SpA[1]	1,192,262	6,962
Rumo SA	2,022,100	6,927
DL E&C Co., Ltd.	287,442	6,814
Kajaria Ceramics, Ltd.	450,000	6,618
Engcon AB, Class B1	1,070,647	6,549
KEI Industries, Ltd.	357,929	6,304
SIS, Ltd.[1]	1,128,949	5,735
Atlas Corp.[2]	395,000	5,491
Harsha Engineers International, Ltd.[1,4]	969,570	5,256
Harsha Engineers International, Ltd.[1]	1,207	7
Carel Industries SpA	252,900	4,726
Addtech AB, Class B	353,050	4,605
Diploma PLC	161,300	4,136
Saia, Inc.[1]	21,527	4,090
First Advantage Corp.[1]	289,017	3,708
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	460,200	3,217
Sulzer AG	54,789	3,131
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 255

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Hensoldt AG	152,014	$3,053
The AZEK Co., Inc., Class A1	178,373	2,965
Daiseki Co., Ltd.	93,500	2,853
LIXIL Corp.	196,500	2,847
Antares Vision SpA[1,2]	281,100	2,001
ITM Power PLC[1,2]	584,711	667
Matson, Inc.	8,674	534
		484,210
Health care 15.81%
Insulet Corp.[1]	337,461	77,414
Haemonetics Corp.[1]	1,018,080	75,368
Oak Street Health, Inc.[1]	1,542,490	37,822
Max Healthcare Institute, Ltd.[1]	5,638,226	28,209
Globus Medical, Inc., Class A1	464,688	27,681
Integra LifeSciences Holdings Corp.[1]	569,500	24,124
Hapvida Participações e Investimentos SA1	12,352,106	17,334
CONMED Corp.	200,920	16,108
CanSino Biologics, Inc., Class H2	2,483,400	13,951
Ocumension Therapeutics[1]	9,650,966	12,540
iRhythm Technologies, Inc.[1]	79,700	9,985
Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	8,881
ICON PLC[1]	46,061	8,465
CompuGroup Medical SE & Co. KGaA	228,815	7,930
Bachem Holding AG	112,328	6,988
Penumbra, Inc.[1]	36,200	6,864
New Horizon Health, Ltd.[1]	3,707,844	6,837
Netcare, Ltd.	8,818,088	6,633
Medmix AG	374,180	6,545
Health Catalyst, Inc.[1]	568,785	5,517
Ambu AS, Class B, non-registered shares	595,252	5,144
Encompass Health Corp.	90,644	4,100
Amedisys, Inc.[1]	38,867	3,762
Amplifon SpA	141,536	3,706
Angelalign Technology, Inc.	284,600	2,701
Amvis Holdings, Inc.	149,100	2,479
Nordhealth AS, Class A1,2	1,279,999	2,344
Gland Pharma, Ltd.[1]	90,000	2,308
Vaxcyte, Inc.[1]	39,553	949
Denali Therapeutics, Inc.[1]	3,503	107
		432,796
Consumer discretionary 15.70%
Mattel, Inc.[1]	1,400,000	26,516
Thor Industries, Inc.	370,472	25,926
Five Below, Inc.[1]	165,181	22,741
NEXTAGE Co., Ltd.	997,800	21,666
Skechers USA, Inc., Class A1	650,000	20,618
Wyndham Hotels & Resorts, Inc.	332,330	20,388
Entain PLC	1,424,930	17,112
Lands’ End, Inc.[1,5]	2,100,000	16,212
YETI Holdings, Inc.[1]	522,205	14,893
Asbury Automotive Group, Inc.[1]	97,426	14,721
Tube Investments of India, Ltd.	415,592	13,949
Helen of Troy, Ltd.[1]	141,542	13,650
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 255

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Evolution AB	172,264	$13,566
Inchcape PLC	1,719,150	12,937
Light & Wonder, Inc.[1]	299,658	12,849
DraftKings, Inc., Class A1,2	756,364	11,451
Leslie’s, Inc.[1,2]	676,964	9,958
Everi Holdings, Inc.[1]	597,590	9,693
WH Smith PLC[1]	701,756	9,314
Golden Entertainment, Inc.[1]	256,800	8,960
Tongcheng Travel Holdings, Ltd.[1]	4,538,400	8,865
Kindred Group PLC (SDR)	1,164,011	8,686
Musti Group OYJ	495,800	8,588
Haichang Ocean Park Holdings, Ltd.[1,2]	8,713,000	8,531
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,259,973	8,354
Shoei Co., Ltd.	219,400	7,950
TopBuild Corp.[1]	47,200	7,778
Basic-Fit NV1,2	259,466	7,764
DESCENTE, Ltd.	295,025	6,708
Chervon Holdings, Ltd.[2]	1,635,700	6,174
Compagnie Plastic Omnium SA	369,243	4,815
Melco International Development, Ltd.[1]	6,130,000	4,720
Domino’s Pizza Enterprises, Ltd.	124,509	4,076
On Holding AG, Class A1,2	238,410	3,827
Zhongsheng Group Holdings, Ltd.	938,500	3,690
Persimmon PLC	255,136	3,512
Coursera, Inc.[1]	244,300	2,634
IDP Education, Ltd.	150,966	2,526
Elior Group SA1	999,232	1,802
Arco Platform, Ltd., Class A1,2	158,600	1,711
		429,831
Financials 9.27%
Star Health & Allied Insurance Co., Ltd.[1,4]	6,037,336	48,026
Cholamandalam Investment and Finance Co., Ltd.	3,684,053	32,871
Independent Bank Group, Inc.	280,449	17,217
Eurobank Ergasias Services and Holdings SA1	19,119,028	15,817
Stifel Financial Corp.	271,050	14,070
Glacier Bancorp, Inc.	286,088	14,056
Trupanion, Inc.[1,2]	200,000	11,886
IIFL Wealth Management, Ltd.	513,500	11,589
Janus Henderson Group PLC	440,000	8,936
SouthState Corp.	107,550	8,509
Aavas Financiers, Ltd.[1]	272,734	7,460
Remgro, Ltd.	965,035	7,082
Patria Investments, Ltd., Class A	508,200	6,632
IIFL Finance, Ltd.	1,459,000	6,275
Eastern Bankshares, Inc.	278,164	5,463
SiriusPoint, Ltd.[1]	1,100,000	5,445
United Community Banks, Inc.	140,000	4,634
Fukuoka Financial Group, Inc.	244,700	4,342
Aptus Value Housing Finance India, Ltd.[1]	1,065,624	4,014
Allfunds Group PLC	470,000	3,445
East West Bancorp, Inc.	49,700	3,337
Haci Ömer Sabanci Holding AS	2,323,200	3,231
WealthNavi, Inc.[1,2]	278,900	2,986
AU Small Finance Bank, Ltd.	266,116	2,003
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 255

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
PT Bank Raya Indonesia Tbk[1]	48,869,896	$1,754
Bridgepoint Group PLC	740,731	1,544
Capitec Bank Holdings, Ltd.	15,161	1,300
		253,924
Materials 3.15%
JSR Corp.	861,988	16,426
LANXESS AG	441,240	12,921
OZ Minerals, Ltd.	648,901	10,652
Navin Fluorine International, Ltd.	175,000	9,597
Perimeter Solutions SA1,2	721,454	5,779
Perimeter Solutions SA1	221,167	1,771
PI Industries, Ltd.	188,382	6,885
Nanofilm Technologies International, Ltd.	3,325,951	4,816
Livent Corp.[1]	130,000	3,985
Vidrala, SA, non-registered shares	61,827	3,599
MMG, Ltd.[1]	14,608,000	3,468
Toyo Gosei Co., Ltd.[2]	63,400	2,791
Recticel SA/NV	175,000	2,296
Mayr-Melnhof Karton AG, non-registered shares	10,516	1,350
		86,336
Real estate 2.16%
Embassy Office Parks REIT	4,939,400	20,975
Altus Group, Ltd.[2]	475,189	15,404
JHSF Participações SA	5,073,950	6,960
Macrotech Developers, Ltd.[1]	582,697	6,553
Mindspace Business Parks REIT	1,250,000	5,579
ESR-Logos REIT	15,133,930	3,745
		59,216
Communication services 1.83%
Lions Gate Entertainment Corp., Class B1	3,059,785	21,265
JCDecaux SA1	788,279	9,281
Pearson PLC	636,200	6,097
Rightmove PLC	816,439	4,331
Bandwidth, Inc., Class A1	284,506	3,386
VTEX, Class A1,2	903,006	3,341
Trustpilot Group PLC[1]	2,966,832	2,495
		50,196
Consumer staples 1.76%
Grocery Outlet Holding Corp.[1]	521,782	17,370
Monde Nissin Corp.	49,971,450	10,359
Shop Apotheke Europe NV, non-registered shares[1,2]	169,500	6,882
Scandinavian Tobacco Group A/S	305,111	4,402
AAK AB	223,527	2,947
Royal Unibrew A/S	44,000	2,848
Hilton Food Group PLC	375,115	2,228
Dole PLC	98,700	720
Zur Rose Group AG1,2	9,250	272
Vector Group, Ltd.	2,700	24
		48,052
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 255

unaudited
Common stocks (continued) Utilities 1.43%	Shares	Value (000)
ENN Energy Holdings, Ltd.	1,878,900	$25,001
ACEN Corp.	105,358,300	10,075
Neoenergia SA	1,442,015	4,090
		39,166
Energy 1.34%
Venture Global LNG, Inc., Series C1,3,4	2,760	22,280
DT Midstream, Inc.	166,383	8,634
Subsea 7 SA	703,801	5,560
Helmerich & Payne, Inc.	7,700	285
		36,759
Total common stocks (cost: $2,350,948,000)		2,439,820
Preferred securities 0.99% Information technology 0.63%
SmartHR, Inc., Series D, preferred shares[1,3,4]	3,006	8,509
Yotpo, Ltd., Series F, preferred shares[1,3,4]	2,158,609	3,540
Yotpo, Ltd., Series B, preferred shares[1,3,4]	287,894	472
Yotpo, Ltd., Series C, preferred shares[1,3,4]	274,070	449
Yotpo, Ltd., Series A-1, preferred shares[1,3,4]	183,819	301
Yotpo, Ltd., Series A, preferred shares[1,3,4]	89,605	147
Yotpo, Ltd., Series C-1, preferred shares[1,3,4]	75,980	125
Yotpo, Ltd., Series D, preferred shares[1,3,4]	42,368	70
Yotpo, Ltd., Series B-1, preferred shares[1,3,4]	33,838	56
Outreach Corp., Series G, preferred shares[1,3,4]	154,354	3,532
		17,201
Industrials 0.35%
Azul SA (ADR), preferred nominative shares[1,2]	1,128,836	9,189
Azul SA, preferred nominative shares[1]	109,500	299
		9,488
Health care 0.01%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4]	2,931,405	410
Total preferred securities (cost: $45,235,000)		27,099
Rights & warrants 0.43% Information technology 0.43%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,6]	355,879	11,696
Total rights & warrants (cost: $18,773,000)		11,696
Short-term securities 13.29% Money market investments 10.02%
Capital Group Central Cash Fund 2.81%[5,7]	2,743,455	274,318
Money market investments purchased with collateral from securities on loan 3.27%
Capital Group Central Cash Fund 2.81%[5,7,8]	498,540	49,849
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[7,8]	7,990,042	7,990
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 255

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[7,8]	7,975,681	$7,976
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[7,8]	7,975,681	7,976
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[7,8]	7,975,681	7,976
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[7,8]	7,975,681	7,975
		89,742
Total short-term securities (cost: $364,052,000)		364,060
Total investment securities 103.81% (cost: $2,779,008,000)		2,842,675
Other assets less liabilities (3.81)%		(104,389)
Net assets 100.00%		$2,738,286
Investments in affiliates5

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Common stocks 0.59%
Consumer discretionary 0.59%
Lands’ End, Inc.[1]	$41,223	$—	$—	$—	$(25,011)	$16,212	$—
Short-term securities 11.84%
Money market investments 10.02%
Capital Group Central Cash Fund 2.81%[7]	203,087	751,679	680,412	(25)	(11)	274,318	2,131
Money market investments purchased with collateral from securities on loan 1.82%
Capital Group Central Cash Fund 2.81%[7,8]	32,260	17,589[9]				49,849	—[10]
Total short-term securities						324,167
Total 12.43%				$(25)	$(25,022)	$340,379	$2,131
Restricted securities4

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Star Health & Allied Insurance Co., Ltd.[1]	3/30/2021	$40,710	$48,026	1.75%
Venture Global LNG, Inc., Series C1,3	5/1/2015	8,280	22,280.81
SmartHR, Inc., Series D, preferred shares[1,3]	5/28/2021	14,344	8,509.31
Yotpo, Ltd., Series F, preferred shares[1,3]	2/25/2021	4,748	3,540.13
Yotpo, Ltd.[1,3]	3/16/2021	1,418	1,113.04
Yotpo, Ltd., Series B, preferred shares[1,3]	3/16/2021	602	472.02
Yotpo, Ltd., Series C, preferred shares[1,3]	3/16/2021	573	449.02
Yotpo, Ltd., Series A-1, preferred shares[1,3]	3/16/2021	384	301.01
Yotpo, Ltd., Series A, preferred shares[1,3]	3/16/2021	187	147.01
Yotpo, Ltd., Series C-1, preferred shares[1,3]	3/16/2021	159	125.00
Yotpo, Ltd., Series D, preferred shares[1,3]	3/16/2021	88	70.00
Yotpo, Ltd., Series B-1, preferred shares[1,3]	3/16/2021	71	56.00
Harsha Engineers International, Ltd.[1]	9/13/2022	4,042	5,256.19
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 255

unaudited
Restricted securities4  (continued)

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Outreach Corp., Series G, preferred shares[1,3]	5/27/2021	$4,517	$3,532.13%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3]	2/7/2020	6,000	410.02
Total		$86,123	$94,286	3.44%
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $101,434,000, which represented 3.70% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $94,286,000, which represented 3.44% of the net assets of the fund.
[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,696,000, which represented .43% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 9/30/2022.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 255

Growth Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 95.77% Consumer discretionary 21.58%	Shares	Value (000)
Tesla, Inc.[1]	10,685,000	$2,834,196
Amazon.com, Inc.[1]	5,039,800	569,497
D.R. Horton, Inc.	5,450,144	367,067
Dollar General Corp.	1,357,120	325,519
Home Depot, Inc.	1,031,000	284,494
Dollar Tree Stores, Inc.[1]	1,883,915	256,401
Las Vegas Sands Corp.[1]	5,500,000	206,360
LVMH Moët Hennessy-Louis Vuitton SE	313,000	183,992
Chipotle Mexican Grill, Inc.[1]	118,500	178,077
Hermès International	94,901	111,543
Airbnb, Inc., Class A1	1,044,500	109,714
Booking Holdings, Inc.[1]	60,300	99,086
Royal Caribbean Cruises, Ltd.[1]	2,282,305	86,499
Target Corp.	545,200	80,902
Aramark	2,454,864	76,592
Burlington Stores, Inc.[1]	664,250	74,323
NVR, Inc.[1]	18,380	73,283
Etsy, Inc.[1]	715,997	71,693
O’Reilly Automotive, Inc.[1]	100,400	70,616
Darden Restaurants, Inc.	433,876	54,807
DoorDash, Inc., Class A1	850,000	42,033
NIKE, Inc., Class B	489,400	40,679
Norwegian Cruise Line Holdings, Ltd.[1,2]	3,076,903	34,954
Salvatore Ferragamo SpA	2,174,477	30,466
Floor & Decor Holdings, Inc., Class A1	420,000	29,509
YUM! Brands, Inc.	275,700	29,318
Polaris, Inc.	280,000	26,782
VF Corp.	872,859	26,107
adidas AG	200,959	23,321
General Motors Company	660,000	21,179
LGI Homes, Inc.[1]	248,150	20,192
Adient PLC[1]	722,000	20,036
Hilton Worldwide Holdings, Inc.	128,708	15,525
Caesars Entertainment, Inc.[1]	477,000	15,388
YETI Holdings, Inc.[1]	405,000	11,551
Toll Brothers, Inc.	248,100	10,420
Carvana Co., Class A1,2	210,400	4,271
Helen of Troy, Ltd.[1]	34,020	3,281
Westwing Group SE, non-registered shares[1]	161,536	883
		6,520,556
Information technology 19.78%
Microsoft Corp.	6,473,733	1,507,732
Broadcom, Inc.	1,148,695	510,032
ASML Holding NV	736,108	305,331
ASML Holding NV (New York registered) (ADR)	189,937	78,891
American Funds Insurance Series — Growth Fund — Page 14 of 255

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd.	13,774,000	$181,049
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	793,700	54,416
Apple, Inc.	1,694,416	234,168
Visa, Inc., Class A	1,198,388	212,894
Wolfspeed, Inc.[1]	1,730,005	178,813
Mastercard, Inc., Class A	551,937	156,938
Salesforce, Inc.[1]	960,000	138,086
Micron Technology, Inc.	2,357,529	118,112
RingCentral, Inc., Class A1	2,938,417	117,419
Motorola Solutions, Inc.	510,100	114,247
Fiserv, Inc.[1]	1,097,000	102,646
ServiceNow, Inc.[1]	269,875	101,908
Applied Materials, Inc.	1,199,328	98,261
Synopsys, Inc. (USA)[1]	303,000	92,570
Shopify, Inc., Class A, subordinate voting shares[1]	3,402,460	91,662
Tyler Technologies, Inc.[1]	263,200	91,462
Cloudflare, Inc., Class A1	1,514,130	83,747
FleetCor Technologies, Inc.[1]	469,000	82,624
NVIDIA Corp.	665,500	80,785
MicroStrategy, Inc., Class A1	358,514	76,098
Fidelity National Information Services, Inc.	884,718	66,858
Genpact, Ltd.	1,482,231	64,877
MongoDB, Inc., Class A1	324,518	64,436
Bill.com Holdings, Inc.[1]	471,062	62,355
Keyence Corp.	165,500	54,947
Unity Software, Inc.[1,2]	1,660,000	52,888
CDW Corp.	311,859	48,675
GoDaddy, Inc., Class A1	645,081	45,723
Trimble, Inc.[1]	840,920	45,637
Block, Inc., Class A1	749,493	41,215
Amadeus IT Group SA, Class A, non-registered shares[1]	886,808	41,049
Ceridian HCM Holding, Inc.[1]	712,011	39,787
SAP SE	477,361	39,351
SK hynix, Inc.	653,000	37,468
Flex, Ltd.[1]	2,234,300	37,223
Toast, Inc., Class A1	2,193,518	36,676
Concentrix Corp.	305,551	34,109
NetApp, Inc.	527,540	32,628
Intel Corp.	1,136,000	29,275
Silicon Laboratories, Inc.[1]	231,815	28,615
MKS Instruments, Inc.	335,705	27,743
Smartsheet, Inc., Class A1	729,700	25,073
Alteryx, Inc., Class A1	402,200	22,459
Nuvei Corp., subordinate voting shares[1]	806,616	21,798
VeriSign, Inc.[1]	110,053	19,116
Adobe, Inc.[1]	69,034	18,998
TE Connectivity, Ltd.	156,600	17,282
DocuSign, Inc.[1]	320,712	17,148
Ciena Corp.[1]	416,000	16,819
Intuit, Inc.	39,000	15,106
Lam Research Corp.	40,617	14,866
TELUS International (Cda), Inc., subordinate voting shares[1]	533,800	13,964
Enphase Energy, Inc.[1]	45,303	12,570
Globant SA1	57,138	10,689
American Funds Insurance Series — Growth Fund — Page 15 of 255

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Kulicke and Soffa Industries, Inc.	151,860	$5,851
Stripe, Inc., Class B1,3,4	168,598	4,846
		5,978,011
Health care 16.32%
Regeneron Pharmaceuticals, Inc.[1]	1,183,991	815,616
UnitedHealth Group, Inc.	1,537,251	776,373
Alnylam Pharmaceuticals, Inc.[1]	2,061,030	412,536
Intuitive Surgical, Inc.[1]	2,058,000	385,752
Centene Corp.[1]	4,602,430	358,115
Thermo Fisher Scientific, Inc.	532,200	269,926
Vertex Pharmaceuticals, Inc.[1]	879,601	254,680
Seagen, Inc.[1]	1,421,513	194,506
NovoCure, Ltd.[1]	2,388,098	181,448
Eli Lilly and Company	422,381	136,577
CVS Health Corp.	1,034,700	98,679
Moderna, Inc.[1]	750,000	88,687
Edwards Lifesciences Corp.[1]	906,411	74,897
Pfizer, Inc.	1,675,000	73,298
AstraZeneca PLC	550,784	60,570
Danaher Corp.	216,235	55,851
Gilead Sciences, Inc.	899,185	55,471
Horizon Therapeutics PLC[1]	823,167	50,946
Molina Healthcare, Inc.[1]	145,723	48,065
Verily Life Sciences, LLC[1,3,4]	300,178	45,222
Guardant Health, Inc.[1]	768,158	41,350
Abbott Laboratories	426,712	41,289
Zoetis, Inc., Class A	259,183	38,434
Karuna Therapeutics, Inc.[1]	170,239	38,292
Zimmer Biomet Holdings, Inc.	353,900	37,000
Inari Medical, Inc.[1]	502,200	36,480
Humana, Inc.	65,982	32,014
Catalent, Inc.[1]	409,100	29,602
Mettler-Toledo International, Inc.[1]	26,000	28,187
Align Technology, Inc.[1]	112,000	23,196
Biohaven Pharmaceutical Holding Co., Ltd.[1]	131,100	19,818
Oak Street Health, Inc.[1]	806,352	19,772
CRISPR Therapeutics AG1	262,678	17,166
R1 RCM, Inc.[1]	912,865	16,915
Ascendis Pharma A/S (ADR)[1]	140,377	14,495
DexCom, Inc.[1]	148,800	11,984
Exact Sciences Corp.[1]	341,000	11,079
Galapagos NV1	231,294	9,897
Pacific Biosciences of California, Inc.[1,2]	1,613,190	9,365
Fate Therapeutics, Inc.[1]	417,000	9,345
Ultragenyx Pharmaceutical, Inc.[1]	161,278	6,679
Sana Biotechnology, Inc.[1,2]	179,600	1,078
		4,930,652
Communication services 13.55%
Meta Platforms, Inc., Class A1	9,713,669	1,317,951
Alphabet, Inc., Class C1	7,059,880	678,808
Alphabet, Inc., Class A1	2,232,320	213,521
Netflix, Inc.[1]	3,718,263	875,428
Activision Blizzard, Inc.	3,000,000	223,020
American Funds Insurance Series — Growth Fund — Page 16 of 255

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Verizon Communications, Inc.	3,720,000	$141,248
Charter Communications, Inc., Class A1	395,486	119,971
Snap, Inc., Class A, nonvoting shares[1]	8,880,711	87,209
ZoomInfo Technologies, Inc.[1]	1,880,300	78,333
Frontier Communications Parent, Inc.[1]	3,168,010	74,226
T-Mobile US, Inc.[1]	447,940	60,100
Comcast Corp., Class A	1,822,263	53,447
Take-Two Interactive Software, Inc.[1]	405,245	44,172
Pinterest, Inc., Class A1	1,752,664	40,837
Electronic Arts, Inc.	329,981	38,182
Iridium Communications, Inc.[1]	604,439	26,819
Tencent Holdings, Ltd.	605,000	20,432
		4,093,704
Industrials 8.72%
Uber Technologies, Inc.[1]	14,166,767	375,419
TransDigm Group, Inc.	562,400	295,159
Jacobs Solutions, Inc.	2,509,000	272,201
Carrier Global Corp.	7,599,761	270,248
Delta Air Lines, Inc.[1]	7,215,000	202,453
United Rentals, Inc.[1]	462,000	124,795
Caterpillar, Inc.	676,300	110,967
Robert Half International, Inc.	1,170,800	89,566
Ryanair Holdings PLC (ADR)[1]	1,500,325	87,649
Ryanair Holdings PLC[1]	96,554	980
Airbus SE, non-registered shares	955,893	82,582
MTU Aero Engines AG	541,769	81,755
Middleby Corp.[1]	449,500	57,612
United Airlines Holdings, Inc.[1]	1,695,914	55,168
Axon Enterprise, Inc.[1]	428,000	49,541
Dun & Bradstreet Holdings, Inc.	3,869,573	47,944
Boeing Company[1]	395,000	47,827
Northrop Grumman Corp.	98,700	46,421
Advanced Drainage Systems, Inc.	350,426	43,583
Canadian Pacific Railway, Ltd.	496,000	33,093
BWX Technologies, Inc.	607,600	30,605
Waste Connections, Inc.	222,159	30,020
AMETEK, Inc.	253,600	28,761
HEICO Corp.	195,000	28,076
Rockwell Automation	129,246	27,802
Armstrong World Industries, Inc.	326,344	25,856
ITT, Inc.	343,000	22,412
Safran SA	185,870	16,900
Old Dominion Freight Line, Inc.	65,500	16,294
Equifax, Inc.	87,100	14,932
Saia, Inc.[1]	75,433	14,332
L3Harris Technologies, Inc.	24,800	5,154
		2,636,107
Financials 5.74%
Bank of America Corp.	14,780,700	446,377
First Republic Bank	1,195,501	156,073
Capital One Financial Corp.	1,399,000	128,946
KKR & Co., Inc.	2,218,594	95,400
SVB Financial Group[1]	246,315	82,708
American Funds Insurance Series — Growth Fund — Page 17 of 255

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Apollo Asset Management, Inc.	1,557,942	$72,444
Western Alliance Bancorporation	1,071,775	70,458
Wells Fargo & Company	1,735,200	69,790
T. Rowe Price Group, Inc.	642,000	67,416
MSCI, Inc.	146,390	61,746
Marsh & McLennan Companies, Inc.	403,461	60,233
Signature Bank	360,183	54,388
Blackstone, Inc., nonvoting shares	633,700	53,041
Tradeweb Markets, Inc., Class A	832,010	46,942
S&P Global, Inc.	141,000	43,054
Aon PLC, Class A	155,700	41,707
Blue Owl Capital, Inc., Class A	2,891,712	26,691
Brookfield Asset Management, Inc., Class A	585,103	23,925
CME Group, Inc., Class A	121,648	21,548
Progressive Corp.	183,732	21,351
Arch Capital Group, Ltd.[1]	458,700	20,889
Ares Management Corp., Class A	310,500	19,235
Trupanion, Inc.[1]	287,655	17,095
Morgan Stanley	201,800	15,944
Ryan Specialty Holdings, Inc., Class A1	372,600	15,135
Goosehead Insurance, Inc., Class A1	20,882	744
		1,733,280
Energy 4.40%
Canadian Natural Resources, Ltd. (CAD denominated)	6,840,000	318,393
Halliburton Company	12,143,661	298,977
Cenovus Energy, Inc. (CAD denominated)	11,261,666	172,999
EQT Corp.	2,268,000	92,421
Tourmaline Oil Corp.	1,408,700	73,212
Pioneer Natural Resources Company	328,000	71,022
EOG Resources, Inc.	574,314	64,168
Permian Resources Corp., Class A1	7,922,828	53,875
ConocoPhillips	472,041	48,309
MEG Energy Corp.[1]	3,810,000	42,641
Coterra Energy, Inc.	1,275,197	33,308
Suncor Energy, Inc.	1,027,873	28,946
Range Resources Corp.	907,000	22,911
Equitrans Midstream Corp.	936,942	7,008
		1,328,190
Materials 2.86%
Silgan Holdings, Inc.	2,835,000	119,183
Wheaton Precious Metals Corp.	3,674,000	118,891
Linde PLC	319,392	86,105
Grupo México, SAB de CV, Series B	25,356,800	85,767
CF Industries Holdings, Inc.	703,000	67,664
Barrick Gold Corp.	4,058,000	62,899
Mosaic Co.	1,160,988	56,110
Nutrien, Ltd. (CAD denominated)	665,949	55,538
ATI, Inc.[1]	2,070,860	55,106
Royal Gold, Inc.	517,000	48,505
Franco-Nevada Corp.	390,000	46,585
Steel Dynamics, Inc.	337,000	23,910
Sherwin-Williams Company	69,458	14,221
American Funds Insurance Series — Growth Fund — Page 18 of 255

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Summit Materials, Inc., Class A1	561,313	$13,449
Vale SA (ADR), ordinary nominative shares	806,772	10,746
		864,679
Consumer staples 2.23%
Constellation Brands, Inc., Class A	521,817	119,851
Costco Wholesale Corp.	253,000	119,484
Monster Beverage Corp.[1]	1,219,900	106,083
British American Tobacco PLC	2,768,763	99,009
Archer Daniels Midland Company	784,800	63,137
Altria Group, Inc.	1,522,374	61,474
Estée Lauder Companies, Inc., Class A	211,111	45,579
Molson Coors Beverage Co., Class B, restricted voting shares	608,423	29,198
Philip Morris International, Inc.	201,113	16,694
Performance Food Group Co.[1]	338,000	14,517
		675,026
Utilities 0.49%
PG&E Corp.[1]	7,077,065	88,463
AES Corp.	1,085,884	24,541
CenterPoint Energy, Inc.	855,797	24,117
Edison International	199,191	11,270
		148,391
Real estate 0.10%
Equinix, Inc. REIT	51,784	29,457
Total common stocks (cost: $20,436,101,000)		28,938,053
Preferred securities 0.18% Information technology 0.15%
PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	24,501
Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	17,278
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	3,319
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,513
		46,611
Industrials 0.03%
ABL Space Systems Co., Series B2, preferred shares[1,3,4]	153,713	8,885
Total preferred securities (cost: $65,450,000)		55,496
Convertible stocks 0.02% Financials 0.02%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	125,800	6,846
Total convertible stocks (cost: $7,758,000)		6,846
Convertible bonds & notes 0.03% Consumer staples 0.02%	Principal amount (000)
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[3,4,5]	USD45,660	5,872
American Funds Insurance Series — Growth Fund — Page 19 of 255

unaudited
Convertible bonds & notes (continued) Industrials 0.01%	Principal amount (000)	Value (000)
Einride AB, convertible notes, 7.00% 2023[3,4]	USD2,500	$3,158
Total convertible bonds & notes (cost: $45,938,000)		9,030
Bonds, notes & other debt instruments 0.05% Corporate bonds, notes & loans 0.05% Consumer discretionary 0.05%
Royal Caribbean Cruises, Ltd. 5.50% 2028[6]	19,060	13,396
Total bonds, notes & other debt instruments (cost: $13,989,000)		13,396
Short-term securities 3.91% Money market investments 3.80%	Shares
Capital Group Central Cash Fund 2.81%[7,8]	11,485,636	1,148,449
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 2.81%[7,8,9]	181,954	18,193
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[7,9]	2,916,165	2,916
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[7,9]	2,910,924	2,911
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[7,9]	2,910,924	2,911
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[7,9]	2,910,924	2,911
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[7,9]	2,910,924	2,911
		32,753
Total short-term securities (cost: $1,180,971,000)		1,181,202
Total investment securities 99.96% (cost: $21,750,207,000)		30,204,023
Other assets less liabilities 0.04%		13,368
Net assets 100.00%		$30,217,391
American Funds Insurance Series — Growth Fund — Page 20 of 255

unaudited
Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Short-term securities 3.86%
Money market investments 3.80%
Capital Group Central Cash Fund 2.81%[7]	$1,610,187	$3,875,899	$4,337,285	$(388)	$36	$1,148,449	$10,906
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 2.81%[7,9]	20,304		2,111[10]			18,193	—[11]
Total 3.86%				$(388)	$36	$1,166,642	$10,906
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences, LLC[1,3]	12/21/2018	$37,000	$45,222.15%
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	24,501.08
ABL Space Systems Co., Series B2, preferred shares[1,3]	10/22/2021	10,452	8,885.03
Stripe, Inc., Class B1,3	5/6/2021	6,766	4,846.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,513.00
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[3,5]	2/3/2020-8/3/2022	43,438	5,872.02
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	3,319.01
Einride AB, convertible notes, 7.00% 2023[3]	1/7/2022	2,500	3,158.01
Total		$133,006	$97,316.32%
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $35,061,000, which represented .12% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $97,316,000, which represented .32% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,396,000, which represented .04% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 9/30/2022.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
PIK = Payment In Kind
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Growth Fund — Page 21 of 255

International Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 92.02% Information technology 14.49%	Shares	Value (000)
SK hynix, Inc.	4,239,797	$243,272
Shopify, Inc., Class A, subordinate voting shares[1]	3,821,370	102,948
Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	85,451
ASML Holding NV	205,218	85,123
Nice, Ltd. (ADR)[1]	397,150	74,760
Fujitsu, Ltd.	437,900	47,224
Atlassian Corp. PLC, Class A1	137,701	28,998
Nomura Research Institute, Ltd.	1,056,200	25,959
NXP Semiconductors NV	173,200	25,549
Samsung Electronics Co., Ltd.	631,500	23,203
Keyence Corp.	50,900	16,899
Infineon Technologies AG	728,000	16,133
Disco Corp.	65,800	14,339
TELUS International (Cda), Inc., subordinate voting shares[1]	499,900	13,077
Delta Electronics, Inc.	1,408,000	11,189
OBIC Co., Ltd.	83,700	11,097
Constellation Software, Inc.	7,730	10,756
Dassault Systemes SE	277,000	9,522
Hexagon AB, Class B	925,700	8,582
Suse SA1,2	576,586	8,499
ASM International NV	31,648	7,081
Kingdee International Software Group Co., Ltd.[1]	4,786,000	6,188
Infosys, Ltd.	329,392	5,644
PagSeguro Digital, Ltd., Class A1	426,548	5,643
Canva, Inc.[1,3,4]	4,819	4,998
Tata Consultancy Services, Ltd.	113,863	4,163
		896,297
Industrials 14.24%
Recruit Holdings Co., Ltd.	7,219,989	208,392
Airbus SE, non-registered shares	1,657,958	143,235
Safran SA	579,000	52,645
Melrose Industries PLC	36,613,980	40,880
MTU Aero Engines AG	229,720	34,666
NIBE Industrier AB, Class B	3,878,804	34,440
Siemens AG	331,702	32,830
SMC Corp.	77,100	31,104
Thales SA	271,438	29,940
Ashtead Group PLC	645,000	28,797
DSV A/S	230,223	26,684
Techtronic Industries Co., Ltd.	2,718,000	25,678
ASSA ABLOY AB, Class B	1,277,644	23,876
International Container Terminal Services, Inc.	7,953,240	21,264
Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	18,990
ZTO Express (Cayman), Inc., Class A (ADR)	685,354	16,469
Brenntag SE	259,299	15,823
American Funds Insurance Series — International Fund — Page 22 of 255

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Rumo SA	4,301,900	$14,737
CCR SA, ordinary nominative shares	5,580,000	12,961
Grab Holdings, Ltd., Class A1	4,227,263	11,118
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	9,720
Diploma PLC	335,900	8,612
Kingspan Group PLC	153,796	6,872
Fluidra, SA, non-registered shares	432,985	6,455
LIXIL Corp.	441,700	6,400
Larsen & Toubro, Ltd.	282,701	6,370
BAE Systems PLC	617,024	5,421
Ryanair Holdings PLC (ADR)[1]	51,300	2,997
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	846,334	2,933
		880,309
Health care 12.36%
Daiichi Sankyo Company, Ltd.	9,259,208	257,562
Olympus Corp.	5,808,100	111,782
Novo Nordisk A/S, Class B	1,070,972	106,748
WuXi Biologics (Cayman), Inc.[1]	13,341,800	79,937
Bayer AG	841,261	38,822
Siemens Healthineers AG	833,668	36,112
WuXi AppTec Co., Ltd., Class A	2,367,360	23,697
WuXi AppTec Co., Ltd., Class H	312,000	2,485
Grifols, SA, Class A, non-registered shares[1]	2,451,598	20,989
Grifols, SA, Class B (ADR)[1]	793,690	4,889
HOYA Corp.	198,300	19,065
M3, Inc.	644,835	17,781
Hapvida Participações e Investimentos SA1	8,863,653	12,439
Insulet Corp.[1]	46,653	10,702
Alcon, Inc.	133,937	7,756
Ambu AS, Class B, non-registered shares	545,233	4,712
bioMérieux SA	58,300	4,594
CanSino Biologics, Inc., Class H2	729,200	4,096
		764,168
Financials 10.57%
Kotak Mahindra Bank, Ltd.	8,323,107	184,223
AIA Group, Ltd.	12,210,576	101,379
ABN AMRO Bank NV	7,815,662	70,054
Aegon NV	12,263,736	48,737
HDFC Bank, Ltd.	1,989,712	34,477
HDFC Bank, Ltd. (ADR)	207,750	12,137
Nu Holdings, Ltd., Class A1	8,115,368	35,708
Bajaj Finance, Ltd.	396,342	35,372
CaixaBank, SA	8,014,191	25,825
ING Groep NV	2,331,678	19,993
Futu Holdings, Ltd. (ADR)[1,2]	476,806	17,780
FinecoBank SpA	1,211,135	14,886
KBC Groep NV	242,803	11,390
B3 SA-Brasil, Bolsa, Balcao	4,413,000	10,676
Allfunds Group PLC	1,266,915	9,287
Ping An Insurance (Group) Company of China, Ltd., Class A	817,263	4,774
Ping An Insurance (Group) Company of China, Ltd., Class H	898,500	4,467
American Funds Insurance Series — International Fund — Page 23 of 255

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bajaj Finserv, Ltd.	325,950	$6,671
XP, Inc., Class A1	292,000	5,551
		653,387
Consumer discretionary 9.32%
MercadoLibre, Inc.[1]	128,451	106,329
Evolution AB	916,701	72,192
Sony Group Corp.	920,500	59,246
Galaxy Entertainment Group, Ltd.	9,204,000	53,741
Ferrari NV (EUR denominated)	230,543	43,000
LVMH Moët Hennessy-Louis Vuitton SE	72,682	42,725
Maruti Suzuki India, Ltd.	303,300	32,852
Flutter Entertainment PLC[1]	299,971	32,770
Kering SA	53,565	23,687
Coupang, Inc., Class A1	1,304,214	21,741
Entain PLC	1,708,453	20,516
JD.com, Inc., Class A (ADR)	239,660	12,055
JD.com, Inc., Class A	266,775	6,736
Alibaba Group Holding, Ltd. (ADR)[1]	213,000	17,038
EssilorLuxottica	80,200	10,867
InterContinental Hotels Group PLC	155,468	7,459
Las Vegas Sands Corp.[1]	180,824	6,785
Aptiv PLC[1]	84,000	6,570
		576,309
Energy 9.31%
Reliance Industries, Ltd.	9,393,560	271,693
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	6,724,576	82,981
Neste OYJ	1,756,952	76,201
TotalEnergies SE	1,147,298	54,003
Woodside Energy Group, Ltd.	1,967,852	40,033
Canadian Natural Resources, Ltd. (CAD denominated)	701,700	32,663
Shell PLC (GBP denominated)	573,839	14,277
Cenovus Energy, Inc. (CAD denominated)	233,421	3,586
		575,437
Materials 9.12%
First Quantum Minerals, Ltd.	10,951,800	185,919
Fortescue Metals Group, Ltd.	12,796,750	137,148
Vale SA (ADR), ordinary nominative shares	6,886,607	91,730
Vale SA, ordinary nominative shares	770,681	10,292
Shin-Etsu Chemical Co., Ltd.	395,300	39,255
JSR Corp.	1,681,700	32,047
Ivanhoe Mines, Ltd., Class A1	3,403,051	21,901
Wacker Chemie AG	147,773	15,289
Koninklijke DSM NV	93,550	10,611
Linde PLC	35,287	9,513
BASF SE	136,760	5,300
Yunnan Energy New Material Co., Ltd., Class A	196,300	4,817
		563,822
Communication services 5.75%
Sea, Ltd., Class A (ADR)[1]	2,526,842	141,630
Bharti Airtel, Ltd.	12,732,125	124,353
Bharti Airtel, Ltd., interim shares	836,308	4,106
American Funds Insurance Series — International Fund — Page 24 of 255

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Universal Music Group NV	1,312,633	$24,743
Informa PLC	3,630,108	20,913
Ubisoft Entertainment SA1	518,403	14,233
Singapore Telecommunications, Ltd.	5,800,500	10,676
SoftBank Group Corp.	224,200	7,616
Vivendi SE	907,392	7,033
Yandex NV, Class A1,3	313,000	—[5]
		355,303
Consumer staples 4.34%
Kweichow Moutai Co., Ltd., Class A	224,223	58,979
Danone SA	878,392	41,387
Seven & i Holdings Co., Ltd.	941,000	37,799
Treasury Wine Estates, Ltd.	4,139,490	33,330
British American Tobacco PLC	911,000	32,577
Kobe Bussan Co., Ltd.	754,900	18,067
CP ALL PCL, foreign registered shares	9,053,300	13,444
Nestlé SA	78,463	8,496
Dabur India, Ltd.	933,875	6,543
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,390,903	6,458
Shiseido Company, Ltd.	179,400	6,280
Chocoladefabriken Lindt & Sprüngli AG	49	4,858
		268,218
Utilities 1.83%
ENN Energy Holdings, Ltd.	8,532,700	113,539
Real estate 0.69%
ESR Group, Ltd.	14,852,600	37,464
Ayala Land, Inc.	13,552,800	5,251
		42,715
Total common stocks (cost: $5,873,415,000)		5,689,504
Preferred securities 0.93% Energy 0.26%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,980,131	16,463
Consumer discretionary 0.24%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered shares[1]	180,754	14,615
Health care 0.23%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	14,230
Financials 0.19%
Itaú Unibanco Holding SA, preferred nominative shares	2,246,000	11,683
Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	422	437
American Funds Insurance Series — International Fund — Page 25 of 255

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	18	$19
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	1	1
		457
Total preferred securities (cost: $85,469,000)		57,448
Rights & warrants 0.17% Health care 0.17%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,6]	1,075,200	10,763
Total rights & warrants (cost: $20,683,000)		10,763
Short-term securities 6.35% Money market investments 6.27%
Capital Group Central Cash Fund 2.81%[7,8]	3,879,148	387,876
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 2.81%[7,8,9]	25,409	2,541
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[7,9]	406,496	407
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[7,9]	407,228	407
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[7,9]	406,496	407
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[7,9]	406,496	406
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[7,9]	406,496	406
		4,574
Total short-term securities (cost: $392,402,000)		392,450
Total investment securities 99.47% (cost: $6,371,969,000)		6,150,165
Other assets less liabilities 0.53%		32,643
Net assets 100.00%		$6,182,808
Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Short-term securities 6.31%
Money market investments 6.27%
Capital Group Central Cash Fund 2.81%[7]	$977,398	$1,230,288	$1,819,606	$(146)	$(58)	$387,876	$5,319
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 2.81%[7,9]	34,059		31,518[10]			2,541	—[11]
Total 6.31%				$(146)	$(58)	$390,417	$5,319
American Funds Insurance Series — International Fund — Page 26 of 255

unaudited
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.[1,3]	8/26/2021-11/4/2021	$8,215	$4,998.08%
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	719	437.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	31	19.00
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	2	1.00
Total		$8,967	$5,455.09%
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $5,738,000, which represented .09% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $5,455,000, which represented .09% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,763,000, which represented .17% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 9/30/2022.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
American Funds Insurance Series — International Fund — Page 27 of 255

New World Fund®
Investment portfolio
September 30, 2022
unaudited
Common stocks 86.47% Information technology 15.18%	Shares	Value (000)
Microsoft Corp.	380,284	$88,568
Taiwan Semiconductor Manufacturing Company, Ltd.	4,009,000	52,695
Wolfspeed, Inc.[1]	312,731	32,324
Micron Technology, Inc.	503,863	25,244
Broadcom, Inc.	50,543	22,442
ASML Holding NV	48,549	20,138
Apple, Inc.	127,034	17,556
Mastercard, Inc., Class A	46,956	13,351
Tata Consultancy Services, Ltd.	274,160	10,025
PagSeguro Digital, Ltd., Class A1	697,280	9,225
Visa, Inc., Class A	50,508	8,973
Infosys, Ltd. (ADR)	342,942	5,820
Infosys, Ltd.	163,296	2,798
Silergy Corp.	642,376	8,420
Keyence Corp.	23,700	7,868
EPAM Systems, Inc.[1]	21,429	7,761
TELUS International (Cda), Inc., subordinate voting shares[1]	283,352	7,412
Synopsys, Inc. (USA)[1]	20,340	6,214
SAP SE	71,056	5,857
NVIDIA Corp.	45,974	5,581
Accenture PLC, Class A	20,570	5,293
Samsung Electronics Co., Ltd.	143,310	5,266
Network International Holdings PLC[1]	1,498,285	5,073
Nokia Corp.	1,131,289	4,831
Edenred SA	100,382	4,614
Nice, Ltd. (ADR)[1]	23,806	4,481
Tokyo Electron, Ltd.	15,200	3,763
Kingdee International Software Group Co., Ltd.[1]	2,808,000	3,631
Flat Glass Group Co., Ltd., Class H	1,385,000	3,359
Applied Materials, Inc.	33,492	2,744
MediaTek, Inc.	148,000	2,576
SK hynix, Inc.	41,006	2,353
ASM International NV	10,046	2,248
Trimble, Inc.[1]	41,404	2,247
Amadeus IT Group SA, Class A, non-registered shares[1]	47,823	2,214
PayPal Holdings, Inc.[1]	23,093	1,988
Advanced Micro Devices, Inc.[1]	26,479	1,678
Logitech International SA2	36,605	1,671
Cognizant Technology Solutions Corp., Class A	26,044	1,496
Euronet Worldwide, Inc.[1]	19,267	1,460
KLA Corp.	4,758	1,440
Globant SA1	7,665	1,434
Atlassian Corp. PLC, Class A1	6,703	1,412
FleetCor Technologies, Inc.[1]	7,609	1,340
Hamamatsu Photonics KK	27,200	1,168
Coforge, Ltd.	26,620	1,085
American Funds Insurance Series — New World Fund — Page 28 of 255

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Hundsun Technologies, Inc., Class A	216,990	$1,036
Hexagon AB, Class B	105,226	976
Autodesk, Inc.[1]	4,715	881
Fabrinet, non-registered shares[1]	8,740	834
VeriSign, Inc.[1]	4,446	772
MKS Instruments, Inc.	8,486	701
ON Semiconductor Corp.[1]	9,471	590
StoneCo, Ltd., Class A1	58,481	557
Disco Corp.	2,100	458
Canva, Inc.[1,3,4]	385	399
Intel Corp.	3,575	92
		436,433
Health care 12.34%
Novo Nordisk A/S, Class B	376,309	37,508
Thermo Fisher Scientific, Inc.	72,072	36,554
Eli Lilly and Company	106,946	34,581
Max Healthcare Institute, Ltd.[1]	4,462,814	22,328
Abbott Laboratories	225,195	21,790
AstraZeneca PLC	152,988	16,824
PerkinElmer, Inc.	129,395	15,570
Danaher Corp.	58,164	15,023
WuXi Biologics (Cayman), Inc.[1]	2,367,600	14,185
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,429,388	12,013
WuXi AppTec Co., Ltd., Class A	793,659	7,944
WuXi AppTec Co., Ltd., Class H	476,900	3,799
Laurus Labs, Ltd.	1,852,870	11,627
BeiGene, Ltd. (ADR)[1]	62,835	8,472
BeiGene, Ltd.[1]	43,300	445
Hypera SA, ordinary nominative shares	992,466	8,141
CSL, Ltd.	41,111	7,454
Olympus Corp.	386,900	7,446
Pfizer, Inc.	167,628	7,335
Rede D’Or Sao Luiz SA	1,255,968	6,920
Hapvida Participações e Investimentos SA1	4,879,823	6,848
Carl Zeiss Meditec AG, non-registered shares	64,290	6,770
Zoetis, Inc., Class A	32,536	4,825
Shionogi & Co., Ltd.	90,300	4,369
Siemens Healthineers AG	100,382	4,348
CanSino Biologics, Inc., Class H	756,118	4,248
Hutchmed China, Ltd. (ADR)[1]	150,024	1,329
Hutchmed China, Ltd.[1]	796,232	1,315
Innovent Biologics, Inc.[1]	840,373	2,618
Legend Biotech Corp. (ADR)[1]	63,359	2,585
Straumann Holding AG	28,067	2,554
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	239,668	1,934
OdontoPrev SA, ordinary nominative shares	1,000,547	1,632
Mettler-Toledo International, Inc.[1]	1,435	1,556
Align Technology, Inc.[1]	7,339	1,520
Asahi Intecc Co., Ltd.	87,200	1,380
Medtronic PLC	16,413	1,325
Piramal Pharma, Ltd.[1,3]	488,652	1,242
Pharmaron Beijing Co., Ltd., Class A	142,170	1,083
Pharmaron Beijing Co., Ltd., Class H	24,350	118
Genus PLC	40,970	1,183
American Funds Insurance Series — New World Fund — Page 29 of 255

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Merck KGaA	5,502	$898
Angelalign Technology, Inc.	85,000	807
Bayer AG	16,010	739
Hangzhou Tigermed Consulting Co., Ltd., Class A	50,871	653
Zai Lab, Ltd. (ADR)[1]	16,060	549
Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	272
Grifols, SA, Class A, non-registered shares[1]	8,562	73
		354,732
Financials 12.29%
Kotak Mahindra Bank, Ltd.	2,784,738	61,637
AIA Group, Ltd.	4,258,600	35,357
B3 SA-Brasil, Bolsa, Balcao	9,940,686	24,049
HDFC Bank, Ltd.	1,219,608	21,133
Bajaj Finance, Ltd.	214,820	19,172
Ping An Insurance (Group) Company of China, Ltd., Class H	3,718,844	18,491
Capitec Bank Holdings, Ltd.	191,098	16,381
ICICI Bank, Ltd.	691,913	7,248
ICICI Bank, Ltd. (ADR)	290,799	6,098
AU Small Finance Bank, Ltd.	1,678,445	12,635
Industrial and Commercial Bank of China, Ltd., Class H	23,785,000	11,096
Bank Central Asia Tbk PT	16,678,000	9,310
Nu Holdings, Ltd., Class A1	1,999,299	8,797
UniCredit SpA	748,995	7,574
Bank Mandiri (Persero) Tbk PT	10,767,600	6,602
Discovery, Ltd.[1]	1,031,046	5,954
Bank Rakyat Indonesia (Persero) Tbk PT	19,731,300	5,804
Banco Bilbao Vizcaya Argentaria, SA	1,206,324	5,418
XP, Inc., Class A1	274,179	5,212
China Merchants Bank Co., Ltd., Class H	1,008,000	4,664
Moody’s Corp.	17,666	4,295
PB Fintech, Ltd.[1]	741,722	4,270
Eurobank Ergasias Services and Holdings SA1	5,095,935	4,216
Hong Kong Exchanges and Clearing, Ltd.	115,600	3,925
Bank of Baroda	2,270,540	3,656
Bajaj Finserv, Ltd.	177,320	3,629
Canara Bank	1,259,956	3,503
Alpha Services and Holdings SA1	4,264,504	3,321
Grupo Financiero Banorte, SAB de CV, Series O	473,793	3,042
East Money Information Co., Ltd., Class A	1,186,056	2,928
DBS Group Holdings, Ltd.	122,873	2,841
Aon PLC, Class A	10,455	2,801
Standard Bank Group, Ltd.	330,214	2,605
Postal Savings Bank of China Co., Ltd., Class H	3,919,000	2,294
S&P Global, Inc.	6,853	2,093
Fairfax Financial Holdings, Ltd., subordinate voting shares	4,550	2,078
China Construction Bank Corp., Class H	3,567,000	2,053
Lufax Holding, Ltd. (ADR)	778,400	1,977
National Bank of Greece SA1	482,747	1,425
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,389,617	1,383
Piramal Enterprises, Ltd.	122,163	1,295
TISCO Financial Group PCL, foreign registered shares	343,800	840
HDFC Life Insurance Company, Ltd.	23,813	155
Sberbank of Russia PJSC[1,3,4]	2,662,164	—[5]
American Funds Insurance Series — New World Fund — Page 30 of 255

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Moscow Exchange MICEX-RTS PJSC[1,3]	438,203	$—[5]
TCS Group Holding PLC (GDR)[1,3]	78,482	—[5]
		353,257
Consumer discretionary 10.37%
LVMH Moët Hennessy-Louis Vuitton SE	58,615	34,456
MercadoLibre, Inc.[1]	33,890	28,054
Galaxy Entertainment Group, Ltd.	3,026,000	17,668
Hermès International	13,635	16,026
Midea Group Co., Ltd., Class A	2,251,968	15,648
Li Ning Co., Ltd.	2,036,501	15,476
General Motors Company	468,039	15,019
Evolution AB	173,353	13,652
EssilorLuxottica	74,070	10,036
H World Group, Ltd. (ADR)	206,119	6,913
H World Group, Ltd.	604,820	2,060
YUM! Brands, Inc.	70,285	7,474
Trip.com Group, Ltd. (ADR)[1]	266,761	7,285
Astra International Tbk PT	16,351,100	7,054
Tesla, Inc.[1]	23,397	6,206
Kering SA	13,661	6,041
Zhongsheng Group Holdings, Ltd.	1,513,500	5,951
JD.com, Inc., Class A	231,880	5,855
Alibaba Group Holding, Ltd.[1]	491,872	4,934
Jumbo SA	367,791	4,904
Titan Co., Ltd.	153,168	4,867
Marriott International, Inc., Class A	32,148	4,505
NIKE, Inc., Class B	52,207	4,339
Americanas SA, ordinary nominative shares	1,356,092	4,269
Industria de Diseño Textil, SA	198,305	4,096
IDP Education, Ltd.[2]	212,840	3,561
Booking Holdings, Inc.[1]	2,122	3,487
Prosus NV, Class N	63,003	3,283
adidas AG	25,535	2,963
Airbnb, Inc., Class A1	27,022	2,838
Lear Corp.	22,412	2,683
Maruti Suzuki India, Ltd.	23,969	2,596
Magazine Luiza SA1	2,856,097	2,372
Samsonite International SA1	896,100	2,151
InterContinental Hotels Group PLC	40,738	1,954
Aptiv PLC[1]	24,637	1,927
Melco Resorts & Entertainment, Ltd. (ADR)[1]	237,753	1,576
Fast Retailing Co., Ltd.	2,700	1,435
Sands China, Ltd.[1]	558,400	1,383
JD Health International, Inc.[1]	241,200	1,375
Naspers, Ltd., Class N	10,720	1,329
Shangri-La Asia, Ltd.[1]	1,882,000	1,306
Levi Strauss & Co., Class A	89,390	1,294
Inchcape PLC	158,322	1,191
FSN E-Commerce Ventures, Ltd.[1]	64,262	1,002
Cie. Financière Richemont SA, Class A	9,543	895
Flutter Entertainment PLC[1]	6,950	759
Entain PLC	52,187	627
Gree Electric Appliances, Inc. of Zhuhai, Class A	132,946	608
Cyrela Brazil Realty SA, ordinary nominative shares	115,141	392
American Funds Insurance Series — New World Fund — Page 31 of 255

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Jiumaojiu International Holdings, Ltd.	185,000	$302
Ozon Holdings PLC (ADR)[1,3]	209,599	—[5]
		298,077
Industrials 9.28%
Airbus SE, non-registered shares	370,290	31,990
Larsen & Toubro, Ltd.	725,144	16,340
IMCD NV	121,585	14,430
General Electric Co.	229,973	14,238
Copa Holdings, SA, Class A1	182,369	12,221
Rumo SA	3,491,874	11,962
Safran SA	129,062	11,735
Shenzhen Inovance Technology Co., Ltd., Class A	1,423,174	11,496
DSV A/S	97,424	11,292
Carrier Global Corp.	304,513	10,828
International Container Terminal Services, Inc.	3,655,950	9,775
Grab Holdings, Ltd., Class A1	2,891,086	7,604
Daikin Industries, Ltd.	45,300	7,000
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,013,724	6,979
Suzhou Maxwell Technologies Co., Ltd., Class A	96,900	6,621
Caterpillar, Inc.	38,886	6,380
ZTO Express (Cayman), Inc., Class A (ADR)	249,612	5,998
Thales SA	47,030	5,187
TransDigm Group, Inc.	9,831	5,159
CCR SA, ordinary nominative shares	1,905,054	4,425
InPost SA1	701,023	4,094
Contemporary Amperex Technology Co., Ltd., Class A	64,147	3,601
Wizz Air Holdings PLC[1]	188,202	3,310
Raytheon Technologies Corp.	38,950	3,188
Boeing Company[1]	25,256	3,058
Interpump Group SpA	88,061	2,848
SMC Corp.	7,000	2,824
Centre Testing International Group Co., Ltd.	953,496	2,735
Spirax-Sarco Engineering PLC	21,981	2,525
BAE Systems PLC	273,358	2,402
Bharat Electronics, Ltd.	1,882,575	2,324
Nidec Corp.	37,400	2,107
Havells India, Ltd.	127,229	2,104
Bureau Veritas SA	87,784	1,960
Epiroc AB, Class B	152,819	1,922
ABB, Ltd.	71,165	1,833
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	138,779	1,754
AirTAC International Group	74,000	1,693
Hitachi, Ltd.	37,400	1,584
Siemens AG	14,679	1,453
Mitsui & Co., Ltd.	60,100	1,289
Atlas Copco AB, Class B	124,991	1,034
Haitian International Holdings, Ltd.	476,000	896
Experian PLC	27,683	812
Techtronic Industries Co., Ltd.	70,500	666
Vicor Corp.[1]	8,616	510
Hefei Meyer Optoelectronic Technology, Inc., Class A	126,100	406
Ryanair Holdings PLC (ADR)[1]	4,000	234
		266,826
American Funds Insurance Series — New World Fund — Page 32 of 255

unaudited
Common stocks (continued) Materials 7.61%	Shares	Value (000)
Vale SA (ADR), ordinary nominative shares	1,793,401	$23,888
Vale SA, ordinary nominative shares	1,564,716	20,897
First Quantum Minerals, Ltd.	1,426,815	24,222
Albemarle Corp.	82,134	21,720
Asian Paints, Ltd.	522,903	21,448
Freeport-McMoRan, Inc.	633,791	17,322
Linde PLC	46,430	12,517
Pidilite Industries, Ltd.	359,264	11,787
Sika AG	54,120	10,837
Sociedad Química y Minera de Chile SA, Class B (ADR)	59,935	5,439
Barrick Gold Corp.	323,276	5,011
Givaudan SA	1,354	4,082
Shin-Etsu Chemical Co., Ltd.	39,900	3,962
LANXESS AG	133,996	3,924
Yunnan Energy New Material Co., Ltd., Class A	142,500	3,497
Wacker Chemie AG	33,237	3,439
Loma Negra Compania Industrial Argentina SA (ADR)	505,941	3,152
Fresnillo PLC	299,094	2,556
Shandong Sinocera Functional Material Co., Ltd., Class A	550,800	2,248
SIG Group AG	87,976	1,787
CCL Industries, Inc., Class B, nonvoting shares	34,789	1,686
Amcor PLC (CDI)	142,086	1,509
Wheaton Precious Metals Corp.	45,653	1,477
Arkema SA	18,951	1,382
OCI NV	37,480	1,378
Koninklijke DSM NV	11,275	1,279
Corteva, Inc.	19,893	1,137
Umicore SA	37,150	1,077
Grupo México, SAB de CV, Series B	308,732	1,044
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	277,593	1,032
Glencore PLC	166,729	880
BASF SE	13,092	507
Navin Fluorine International, Ltd.	7,411	406
Polymetal International PLC[1]	76,572	167
Alrosa PJSC[3]	1,123,215	—[5]
		218,696
Consumer staples 6.84%
Kweichow Moutai Co., Ltd., Class A	191,607	50,400
ITC, Ltd.	4,045,089	16,429
Bunge, Ltd.	149,541	12,348
Nestlé SA	92,260	9,990
Constellation Brands, Inc., Class A	42,567	9,777
Anheuser-Busch InBev SA/NV	179,571	8,123
Japan Tobacco, Inc.	453,100	7,437
Varun Beverages, Ltd.	578,800	7,404
Monster Beverage Corp.[1]	72,394	6,295
Pernod Ricard SA	31,930	5,836
Carlsberg A/S, Class B	47,845	5,583
Philip Morris International, Inc.	63,051	5,234
British American Tobacco PLC	144,635	5,172
Avenue Supermarts, Ltd.[1]	95,552	5,132
Raia Drogasil SA, ordinary nominative shares	1,191,066	5,019
Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A	3,606,312	4,819
Dabur India, Ltd.	536,320	3,758
American Funds Insurance Series — New World Fund — Page 33 of 255

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Wuliangye Yibin Co., Ltd., Class A	144,571	$3,433
Foshan Haitian Flavouring and Food Co., Ltd., Class A	279,496	3,249
Arca Continental, SAB de CV	387,274	2,789
Uni-Charm Corp.	66,000	2,157
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	447,500	2,078
L’Oréal SA, non-registered shares	6,137	1,954
Proya Cosmetics Co., Ltd., Class A	76,920	1,766
Mondelez International, Inc.	31,135	1,707
Danone SA	34,906	1,645
Monde Nissin Corp.	7,788,000	1,614
United Spirits, Ltd.[1]	150,135	1,544
Unilever PLC (EUR denominated)	28,623	1,262
Reckitt Benckiser Group PLC	18,924	1,251
Ajinomoto Co., Inc.	40,600	1,106
Diageo PLC	9,646	404
X5 Retail Group NV (GDR)[3]	88,147	—[5]
		196,715
Communication services 5.21%
Alphabet, Inc., Class C1	290,173	27,900
Alphabet, Inc., Class A1	76,238	7,292
Bharti Airtel, Ltd.	1,893,435	18,493
Bharti Airtel, Ltd., interim shares	80,154	393
Tencent Holdings, Ltd.	439,900	14,856
Sea, Ltd., Class A (ADR)[1]	259,026	14,518
Meta Platforms, Inc., Class A1	78,992	10,718
América Móvil, SAB de CV, Series L (ADR)	584,857	9,633
MTN Group, Ltd.	1,427,448	9,372
Netflix, Inc.[1]	35,813	8,432
Telefónica, SA, non-registered shares[1]	2,014,089	6,640
Activision Blizzard, Inc.	68,127	5,065
Vodafone Group PLC	4,493,384	5,061
NetEase, Inc.	167,200	2,539
NetEase, Inc. (ADR)	26,801	2,026
Indus Towers, Ltd.	1,674,859	4,058
Informa PLC	261,509	1,507
JCDecaux SA1	116,458	1,371
Yandex NV, Class A1,3	378,730	—[5]
		149,874
Energy 4.22%
Reliance Industries, Ltd.	1,699,129	49,144
New Fortress Energy, Inc., Class A	234,986	10,271
TotalEnergies SE	201,667	9,492
Cheniere Energy, Inc.	54,716	9,078
Baker Hughes Co., Class A	387,071	8,113
BP PLC	1,438,199	6,839
Exxon Mobil Corp.	66,625	5,817
Hess Corp.	42,526	4,635
Aker BP ASA	160,241	4,595
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	327,030	4,036
Chevron Corp.	24,968	3,587
Shell PLC (GBP denominated)	95,904	2,386
INPEX Corp.	188,000	1,764
TechnipFMC PLC[1]	171,215	1,449
American Funds Insurance Series — New World Fund — Page 34 of 255

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Gazprom PJSC[3,4]	945,858	$—[5]
Rosneft Oil Co. PJSC[3,4]	588,661	—[5]
		121,206
Utilities 1.62%
ENN Energy Holdings, Ltd.	1,796,700	23,908
AES Corp.	467,865	10,574
Engie SA	431,524	4,951
Power Grid Corporation of India, Ltd.	1,407,075	3,641
Enel SpA	717,325	2,939
China Resources Gas Group, Ltd.	100,000	316
China Gas Holdings, Ltd.	67,400	80
		46,409
Real estate 1.51%
Macrotech Developers, Ltd.[1]	892,313	10,035
American Tower Corp. REIT	40,141	8,618
ESR Group, Ltd.	2,725,200	6,874
BR Malls Participações SA, ordinary nominative shares	3,350,637	5,857
CK Asset Holdings, Ltd.	921,500	5,530
China Overseas Land & Investment, Ltd.	873,500	2,253
CTP NV	192,994	1,993
Embassy Office Parks REIT	367,228	1,559
China Vanke Co., Ltd., Class H	428,900	780
Onewo, Inc., Class H1	2,615	15
		43,514
Total common stocks (cost: $2,216,014,000)		2,485,739
Preferred securities 1.08% Consumer discretionary 0.52%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered shares[1]	79,177	6,402
Getir BV, Series D, preferred shares[1,3,4]	7,768	4,995
Porsche Automobil Holding SE, nonvoting preferred shares	60,985	3,474
		14,871
Materials 0.24%
Gerdau SA, preferred nominative shares	1,526,459	6,916
Real estate 0.22%
QuintoAndar, Ltd., Series E, preferred shares[1,3,4]	32,657	5,038
QuintoAndar, Ltd., Series E-1, preferred shares[1,3,4]	8,400	1,296
		6,334
Financials 0.05%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	151,962	786
Itaú Unibanco Holding SA, preferred nominative shares	113,600	591
		1,377
Energy 0.03%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	156,248	863
American Funds Insurance Series — New World Fund — Page 35 of 255

unaudited
Preferred securities (continued) Health care 0.01%	Shares	Value (000)
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	70,954	$444
Industrials 0.01%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	169,406	280
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	34	35
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	1	1
		36
Total preferred securities (cost: $29,000,000)		31,121
Rights & warrants 0.01% Materials 0.01%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2023[1,6]	43,474	177
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]	37,386	17
Total rights & warrants (cost: $183,000)		194
Bonds, notes & other debt instruments 3.29% Bonds & notes of governments & government agencies outside the U.S. 2.69%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[6]	USD1,000	872
Abu Dhabi (Emirate of) 1.70% 2031[6]	885	704
Angola (Republic of) 8.25% 2028	500	395
Angola (Republic of) 8.00% 2029[6]	1,100	831
Angola (Republic of) 8.75% 2032[6]	480	357
Argentine Republic 1.00% 2029	32	6
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[7]	5,341	1,079
Argentine Republic 1.50% 2035 (3.625% on 7/9/2023)[7]	2,217	404
Argentine Republic 3.875% 2038 (4.25% on 7/9/2023)[7]	1,318	311
Argentine Republic 3.50% 2041 (4.875% on 7/9/2029)[7]	5,279	1,136
Armenia (Republic of) 7.15% 2025	290	284
Bahrain (Kingdom of) 6.75% 2029[6]	500	468
Belarus (Republic of) 6.875% 2023[8]	915	299
Belarus (Republic of) 5.875% 2026[8]	230	58
Belarus (Republic of) 7.625% 2027[8]	335	80
Brazil (Federative Republic of) 6.00% 2027[9]	BRL20,933	3,985
Brazil (Federative Republic of) 10.00% 2027	19,869	3,472
Chile (Republic of) 3.10% 2041	USD375	255
Chile (Republic of) 4.34% 2042	645	512
China (People’s Republic of), Series INBK, 2.89% 2031	CNY36,200	5,124
China (People’s Republic of), Series INBK, 3.72% 2051	34,650	5,330
Colombia (Republic of) 4.50% 2026	USD280	257
Colombia (Republic of) 3.00% 2030	213	153
Colombia (Republic of) 3.25% 2032	700	475
Colombia (Republic of) 7.375% 2037	1,090	947
Colombia (Republic of) 5.625% 2044	320	213
Colombia (Republic of) 5.20% 2049	555	344
American Funds Insurance Series — New World Fund — Page 36 of 255

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 4.125% 2051	USD350	$189
Cote d’Ivoire (Republic of) 4.875% 2032	EUR150	99
Dominican Republic 6.875% 2026	USD370	362
Dominican Republic 8.625% 2027[6]	575	582
Dominican Republic 5.50% 2029[6]	275	238
Dominican Republic 11.375% 2029	DOP12,800	233
Dominican Republic 6.00% 2033[6]	USD150	122
Dominican Republic 7.45% 2044[6]	1,125	949
Dominican Republic 7.45% 2044	1,000	844
Dominican Republic 5.875% 2060[6]	280	186
Egypt (Arab Republic of) 5.875% 2031[6]	365	213
Egypt (Arab Republic of) 6.375% 2031	EUR250	143
Egypt (Arab Republic of) 7.625% 2032[6]	USD1,140	691
Egypt (Arab Republic of) 7.625% 2032	275	167
Egypt (Arab Republic of) 8.50% 2047	800	447
Egypt (Arab Republic of) 8.875% 2050	850	475
Egypt (Arab Republic of) 8.75% 2051	755	418
Egypt (Arab Republic of) 8.15% 2059[6]	500	271
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,830	935
Export-Import Bank of India 3.25% 2030	1,180	988
Gabonese Republic 6.95% 2025	540	448
Gabonese Republic 7.00% 2031	520	344
Ghana (Republic of) 6.375% 2027	485	196
Ghana (Republic of) 7.875% 2027	200	83
Ghana (Republic of) 7.625% 2029	460	177
Ghana (Republic of) 7.75% 2029[6]	1,125	431
Ghana (Republic of) 8.125% 2032	2,130	806
Honduras (Republic of) 6.25% 2027	1,365	1,127
Honduras (Republic of) 5.625% 2030	678	493
Honduras (Republic of) 5.625% 2030[6]	281	204
Indonesia (Republic of) 6.625% 2037	500	519
Indonesia (Republic of) 5.25% 2042	840	763
Iraq (Republic of) 6.752% 2023	960	936
Jordan (Hashemite Kingdom of) 5.75% 2027[6]	800	722
Kazakhstan (Republic of) 6.50% 2045[6]	800	743
Kenya (Republic of) 8.25% 2048[6]	2,000	1,215
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[7]	880	606
Oman (Sultanate of) 4.875% 2025[6]	565	547
Oman (Sultanate of) 5.375% 2027	750	707
Oman (Sultanate of) 6.25% 2031[6]	600	561
Pakistan (Islamic Republic of) 5.625% 2022	850	729
Pakistan (Islamic Republic of) 8.25% 2025[6]	410	164
Pakistan (Islamic Republic of) 6.00% 2026[6]	380	149
Pakistan (Islamic Republic of) 6.875% 2027[6]	1,050	403
Pakistan (Islamic Republic of) 7.875% 2036	200	74
Panama (Republic of) 3.75% 2026[6]	1,180	1,123
Panama (Republic of) 4.50% 2047	1,155	825
Panama (Republic of) 4.50% 2050	400	280
Panama (Republic of) 4.30% 2053	400	268
Panama (Republic of) 4.50% 2063	200	133
Paraguay (Republic of) 4.70% 2027[6]	400	379
Paraguay (Republic of) 4.95% 2031	320	286
Peru (Republic of) 3.00% 2034	425	320
Peru (Republic of) 6.55% 2037	1,070	1,100
Peru (Republic of) 3.55% 2051	370	249
American Funds Insurance Series — New World Fund — Page 37 of 255

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 2.78% 2060	USD365	$199
PETRONAS Capital, Ltd. 4.55% 2050[6]	400	358
Philippines (Republic of) 1.648% 2031	580	438
Philippines (Republic of) 6.375% 2034	820	860
Philippines (Republic of) 3.95% 2040	700	558
Philippines (Republic of) 3.70% 2041	505	387
Philippines (Republic of) 2.95% 2045	790	516
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	175
Qatar (State of) 4.50% 2028[6]	2,000	1,978
Qatar (State of) 4.50% 2028	600	593
Romania 2.00% 2032	EUR1,375	833
Romania 2.00% 2033	300	175
Romania 5.125% 2048[6]	USD500	349
Russian Federation 4.25% 2027[8]	1,000	445
Russian Federation 4.375% 2029[6,8]	800	324
Russian Federation 5.10% 2035[8]	1,600	648
Russian Federation 5.25% 2047[8]	1,200	534
Senegal (Republic of) 4.75% 2028	EUR950	755
Senegal (Republic of) 6.75% 2048	USD200	125
South Africa (Republic of) 5.875% 2030	1,200	1,037
South Africa (Republic of) 5.875% 2032	400	331
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[8]	450	126
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[8]	1,904	513
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[8]	1,270	334
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[8]	471	120
Tunisia (Republic of) 6.75% 2023	EUR465	349
Tunisia (Republic of) 6.75% 2023	310	233
Tunisia (Republic of) 5.625% 2024	710	466
Tunisia (Republic of) 5.75% 2025	USD625	376
Turkey (Republic of) 6.375% 2025	200	181
Turkey (Republic of) 7.625% 2029	200	171
Turkey (Republic of) 11.875% 2030	800	855
Turkey (Republic of) 5.875% 2031	1,170	852
Turkey (Republic of) 4.875% 2043	400	227
Turkey (Republic of) 5.75% 2047	2,005	1,212
Ukraine 8.994% 2026[8]	600	129
Ukraine 7.75% 2029[8]	2,328	495
Ukraine 9.75% 2030	900	197
Ukraine 7.375% 2034[8]	2,180	418
United Mexican States 4.50% 2029	300	278
United Mexican States 4.75% 2032	870	783
United Mexican States 4.75% 2044	1,090	840
United Mexican States 3.75% 2071	200	117
United Mexican States, Series M, 7.50% 2027	MXN20,360	927
Venezuela (Bolivarian Republic of) 7.00% 2018[8]	USD64	4
Venezuela (Bolivarian Republic of) 7.75% 2019[8]	1,149	80
Venezuela (Bolivarian Republic of) 6.00% 2020[8]	950	67
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	85	6
Venezuela (Bolivarian Republic of) 9.00% 2023[8]	1,383	104
Venezuela (Bolivarian Republic of) 8.25% 2024[8]	299	22
Venezuela (Bolivarian Republic of) 7.65% 2025[8]	129	10
Venezuela (Bolivarian Republic of) 11.75% 2026[8]	64	5
Venezuela (Bolivarian Republic of) 9.25% 2027[8]	170	14
Venezuela (Bolivarian Republic of) 9.25% 2028[8]	319	26
American Funds Insurance Series — New World Fund — Page 38 of 255

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	USD106	$9
Venezuela (Bolivarian Republic of) 7.00% 2038[8]	107	8
		77,185
Corporate bonds, notes & loans 0.51% Energy 0.17%
Oleoducto Central SA 4.00% 2027[6]	255	197
Petrobras Global Finance Co. 6.85% 2115	314	246
Petróleos Mexicanos 6.875% 2026	1,025	925
Petróleos Mexicanos 6.49% 2027	2,020	1,696
Petróleos Mexicanos 8.75% 2029[6]	755	647
Petróleos Mexicanos 6.70% 2032	622	437
Petrorio Luxembourg SARL 6.125% 2026	200	181
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[6]	630	430
		4,759
Financials 0.11%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	1,140	938
CMB International Leasing Management, Ltd. 2.75% 2030	895	695
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	488
Power Financial Corp., Ltd. 6.15% 2028	432	426
Power Financial Corp., Ltd. 4.50% 2029	273	245
Power Financial Corp., Ltd. 3.35% 2031	310	244
		3,036
Consumer discretionary 0.07%
Alibaba Group Holding, Ltd. 4.20% 2047	600	435
Alibaba Group Holding, Ltd. 3.15% 2051	410	241
Arcos Dorados BV 6.125% 2029	450	408
Meituan Dianping 3.05% 2030[6]	800	530
MercadoLibre, Inc. 3.125% 2031	400	291
Sands China, Ltd. 4.875% 2030	220	172
		2,077
Materials 0.06%
Braskem Idesa SAPI 7.45% 2029	775	589
Braskem Idesa SAPI 7.45% 2029[6]	300	228
CSN Resources SA 7.625% 2026	224	216
GC Treasury Center Co., Ltd. 4.40% 2032[6]	230	198
Sasol Financing USA, LLC 5.875% 2024	500	486
		1,717
Communication services 0.04%
Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	237
PLDT, Inc. 2.50% 2031	210	172
Tencent Holdings, Ltd. 3.975% 2029	400	359
Tencent Holdings, Ltd. 3.24% 2050[6]	580	354
		1,122
Consumer staples 0.02%
Marfrig Global Foods SA 3.95% 2031	320	232
NBM US Holdings, Inc. 6.625% 2029[4]	420	384
		616
American Funds Insurance Series — New World Fund — Page 39 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 0.02%	Principal amount (000)	Value (000)
AES Panama Generation Holdings SRL 4.375% 2030[6]	USD280	$221
Empresas Publicas de Medellin ESP 4.25% 2029[6]	412	300
		521
Industrials 0.01%
Mexico City Airport Trust 4.25% 2026	475	423
Health care 0.01%
Rede D’Or Finance SARL 4.50% 2030	480	390
Total corporate bonds, notes & loans		14,661
U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%
U.S. Treasury (3-month U.S. Treasury Bill Yield - 0.015%) 3.282% 2024[10,11]	2,730	2,729
Total U.S. Treasury bonds & notes		2,729
Total bonds, notes & other debt instruments (cost: $131,038,000)		94,575
Short-term securities 9.54% Money market investments 9.49%	Shares
Capital Group Central Cash Fund 2.81%[12,13]	2,727,277	272,701
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 2.81%[12,13,14]	8,785	878
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[12,14]	140,787	141
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[12,14]	140,534	141
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[12,14]	140,534	141
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[12,14]	140,534	140
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[12,14]	140,534	140
		1,581
Total short-term securities (cost: $274,255,000)		274,282
Total investment securities 100.39% (cost: $2,650,490,000)		2,885,911
Other assets less liabilities (0.39)%		(11,217)
Net assets 100.00%		$2,874,694
American Funds Insurance Series — New World Fund — Page 40 of 255

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	83	December 2022	USD(8,923)	$309
10 Year Euro-Bund Futures	Short	11	December 2022	(1,493)	70
10 Year Ultra U.S. Treasury Note Futures	Short	41	December 2022	(4,858)	300
30 Year Ultra U.S. Treasury Bond Futures	Long	44	December 2022	6,028	(548)
					$131
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	1,880	EUR	1,885	JPMorgan Chase	10/13/2022	$31
EUR	50	USD	50	Bank of America	10/13/2022	(1)
USD	1,222	EUR	1,238	JPMorgan Chase	10/26/2022	6
						$36
Investments in affiliates13

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Short-term securities 9.52%
Money market investments 9.49%
Capital Group Central Cash Fund 2.81%[12]	$216,764	$677,473	$621,489	$(58)	$11	$272,701	$2,211
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 2.81%[12,14]	4,255		3,377[15]			878	—[16]
Total 9.52%				$(58)	$11	$273,579	$2,211
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares[1,3]	5/26/2021	$5,258	$5,038.18%
QuintoAndar, Ltd., Series E-1, preferred shares[1,3]	12/20/2021	1,716	1,296.04
Getir BV, Series D, preferred shares[1,3]	5/27/2021	3,500	4,995.17
Canva, Inc.[1,3]	8/26/2021-11/4/2021	656	399.02
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	58	35.00
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	2	1.00
NBM US Holdings, Inc. 6.625% 2029	7/8/2022	404	384.01
Sberbank of Russia PJSC[1,3]	6/14/2022	5,929	—[5]	.00
American Funds Insurance Series — New World Fund — Page 41 of 255

unaudited
Restricted securities4  (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Gazprom PJSC[3]	7/19/2022	$2,237	$—[5]	.00%
Rosneft Oil Co. PJSC[3]	8/2/2022	2,757	—[5]	.00
Total		$22,517	$12,148.42%
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $4,837,000, which represented .17% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement and other securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $12,148,000, which represented .42% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,904,000, which represented .69% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $56,000, which represented less than .01% of the net assets of the fund.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Rate represents the seven-day yield at 9/30/2022.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Represents net activity.
[16]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CDI = CREST Depository Interest
CNY = Chinese yuan
DOP = Dominican pesos
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — New World Fund — Page 42 of 255

Washington Mutual Investors Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 95.05% Health care 22.33%	Shares	Value (000)
UnitedHealth Group, Inc.	787,528	$397,733
Pfizer, Inc.	4,913,849	215,030
CVS Health Corp.	2,115,431	201,749
Johnson & Johnson	1,019,885	166,608
Eli Lilly and Company	439,941	142,255
AbbVie, Inc.	855,391	114,802
Humana, Inc.	215,204	104,415
AstraZeneca PLC (ADR)	1,501,854	82,362
Elevance Health, Inc.	156,394	71,040
Gilead Sciences, Inc.	1,117,643	68,947
Abbott Laboratories	661,612	64,018
Cigna Corp.	230,426	63,936
Danaher Corp.	202,837	52,391
Bristol-Myers Squibb Company	583,500	41,481
Thermo Fisher Scientific, Inc.	39,089	19,826
Zimmer Biomet Holdings, Inc.	179,120	18,727
Regeneron Pharmaceuticals, Inc.[1]	26,592	18,318
Novo Nordisk A/S, Class B (ADR)	175,527	17,488
GSK PLC (ADR)	496,598	14,615
Roche Holding AG (ADR)	332,061	13,488
Molina Healthcare, Inc.[1]	38,989	12,860
Zoetis, Inc., Class A	53,108	7,875
Edwards Lifesciences Corp.[1]	85,300	7,048
Baxter International, Inc.	114,187	6,150
ResMed, Inc.	27,020	5,899
		1,929,061
Information technology 16.99%
Microsoft Corp.	1,899,599	442,417
Broadcom, Inc.	949,499	421,587
Apple, Inc.	772,382	106,743
Intel Corp.	2,803,420	72,244
ASML Holding NV (New York registered) (ADR)	136,017	56,495
Visa, Inc., Class A	292,551	51,972
Fidelity National Information Services, Inc.	479,689	36,250
Mastercard, Inc., Class A	105,282	29,936
KLA Corp.	91,732	27,761
Paychex, Inc.	227,153	25,489
Applied Materials, Inc.	269,929	22,115
Automatic Data Processing, Inc.	93,830	21,223
SAP SE (ADR)	253,285	20,579
Motorola Solutions, Inc.	89,048	19,944
Texas Instruments, Inc.	119,302	18,466
TE Connectivity, Ltd.	165,716	18,288
NetApp, Inc.	291,087	18,004
STMicroelectronics NV	436,611	13,509
American Funds Insurance Series — Washington Mutual Investors Fund — Page 43 of 255

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Synopsys, Inc. (USA)[1]	41,481	$12,673
QUALCOMM, Inc.	85,889	9,704
Analog Devices, Inc.	68,074	9,485
EPAM Systems, Inc.[1]	21,637	7,837
Micron Technology, Inc.	81,603	4,088
Ciena Corp.[1]	17,550	709
		1,467,518
Financials 14.80%
Marsh & McLennan Companies, Inc.	1,348,519	201,320
CME Group, Inc., Class A	871,549	154,377
JPMorgan Chase & Co.	1,078,974	112,753
BlackRock, Inc.	172,499	94,923
Chubb, Ltd.	500,236	90,983
Wells Fargo & Company	1,835,883	73,839
Discover Financial Services	567,264	51,576
Bank of America Corp.	1,398,611	42,238
Citizens Financial Group, Inc.	1,122,426	38,567
PNC Financial Services Group, Inc.	250,917	37,492
Intercontinental Exchange, Inc.	394,483	35,641
S&P Global, Inc.	113,240	34,578
Capital One Financial Corp.	371,370	34,229
M&T Bank Corp.	179,930	31,725
Toronto-Dominion Bank	482,261	29,577
Nasdaq, Inc.	467,271	26,485
Morgan Stanley	322,081	25,448
Apollo Asset Management, Inc.	451,240	20,983
Aon PLC, Class A	76,913	20,603
KKR & Co., Inc.	468,784	20,158
Truist Financial Corp.	316,007	13,759
Fifth Third Bancorp	405,156	12,949
KeyCorp	794,869	12,734
Carlyle Group, Inc.	393,832	10,177
Arthur J. Gallagher & Co.	56,249	9,631
Bank of Nova Scotia	200,700	9,547
Canadian Imperial Bank of Commerce	192,000	8,402
Travelers Companies, Inc.	53,736	8,232
Moody’s Corp.	26,105	6,346
Blackstone, Inc., nonvoting shares	54,677	4,576
Charles Schwab Corp.	38,738	2,784
Progressive Corp.	14,654	1,703
		1,278,335
Industrials 10.64%
Northrop Grumman Corp.	364,880	171,610
Lockheed Martin Corp.	264,457	102,157
Raytheon Technologies Corp.	937,291	76,727
L3Harris Technologies, Inc.	336,350	69,904
Caterpillar, Inc.	420,292	68,962
CSX Corp.	2,552,286	67,993
Norfolk Southern Corp.	308,507	64,678
United Parcel Service, Inc., Class B	390,914	63,148
Honeywell International, Inc.	307,047	51,268
Waste Connections, Inc.	209,975	28,374
Boeing Company[1]	225,576	27,313
American Funds Insurance Series — Washington Mutual Investors Fund — Page 44 of 255

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
ABB, Ltd. (ADR)[2]	769,666	$19,750
Carrier Global Corp.	317,975	11,307
Republic Services, Inc.	78,273	10,648
Huntington Ingalls Industries, Inc.	47,307	10,478
Equifax, Inc.	56,352	9,660
PACCAR, Inc.	108,835	9,108
HEICO Corp.	59,743	8,602
Rockwell Automation	37,903	8,153
Johnson Controls International PLC	161,632	7,956
BAE Systems PLC (ADR)	223,315	7,831
Cummins, Inc.	26,081	5,308
Air Lease Corp., Class A	157,245	4,876
RELX PLC (ADR)	186,041	4,523
Robert Half International, Inc.	47,894	3,664
Union Pacific Corp.	17,176	3,346
Waste Management, Inc.	11,150	1,786
		919,130
Consumer discretionary 6.89%
Home Depot, Inc.	580,952	160,308
YUM! Brands, Inc.	662,015	70,399
Darden Restaurants, Inc.	484,263	61,172
General Motors Company	1,888,409	60,599
Target Corp.	206,360	30,622
Wynn Resorts, Ltd.[1]	478,148	30,138
Lennar Corp., Class A	376,581	28,074
TJX Companies, Inc.	448,449	27,857
Dollar General Corp.	105,032	25,193
VF Corp.	759,641	22,721
Starbucks Corp.	252,857	21,306
Amazon.com, Inc.[1]	123,804	13,990
Chipotle Mexican Grill, Inc.[1]	9,251	13,902
D.R. Horton, Inc.	146,593	9,873
NIKE, Inc., Class B	65,630	5,455
McDonald’s Corp.	21,948	5,064
Polaris, Inc.	52,835	5,054
Royal Caribbean Cruises, Ltd.[1]	108,026	4,094
		595,821
Energy 6.31%
Pioneer Natural Resources Company	488,009	105,669
Chevron Corp.	709,136	101,882
ConocoPhillips	783,991	80,234
EOG Resources, Inc.	644,955	72,061
Baker Hughes Co., Class A	2,997,685	62,831
Exxon Mobil Corp.	480,043	41,913
TC Energy Corp.	678,590	27,340
Canadian Natural Resources, Ltd.	428,638	19,962
Coterra Energy, Inc.	572,900	14,964
Valero Energy Corp.	96,484	10,309
Enbridge, Inc.	208,235	7,725
		544,890
American Funds Insurance Series — Washington Mutual Investors Fund — Page 45 of 255

unaudited
Common stocks (continued) Consumer staples 5.57%	Shares	Value (000)
Archer Daniels Midland Company	1,388,250	$111,685
Nestlé SA (ADR)	576,464	62,033
Keurig Dr Pepper, Inc.	1,547,440	55,429
Kraft Heinz Company	1,101,959	36,750
Procter & Gamble Company	270,314	34,127
Reckitt Benckiser Group PLC (ADR)[2]	2,220,407	29,509
Hormel Foods Corp.	601,233	27,320
General Mills, Inc.	345,460	26,466
Costco Wholesale Corp.	47,244	22,312
Mondelez International, Inc.	387,972	21,272
Unilever PLC (ADR)	283,070	12,410
Church & Dwight Co., Inc.	154,431	11,033
Walgreens Boots Alliance, Inc.	316,943	9,952
Conagra Brands, Inc.	232,207	7,577
Kimberly-Clark Corp.	59,250	6,668
Danone (ADR)	694,054	6,535
		481,078
Communication services 5.02%
Comcast Corp., Class A	6,485,333	190,215
Alphabet, Inc., Class C1	836,159	80,397
Alphabet, Inc., Class A1	448,220	42,872
Verizon Communications, Inc.	1,475,762	56,035
Activision Blizzard, Inc.	398,372	29,615
Meta Platforms, Inc., Class A1	203,589	27,623
Electronic Arts, Inc.	36,898	4,269
Deutsche Telekom AG (ADR)	142,813	2,436
		433,462
Utilities 2.87%
Constellation Energy Corp.	851,384	70,827
Sempra Energy	382,338	57,328
Entergy Corp.	353,733	35,596
Evergy, Inc.	394,084	23,408
CMS Energy Corp.	357,860	20,842
Public Service Enterprise Group, Inc.	235,300	13,231
NextEra Energy, Inc.	147,221	11,544
Dominion Energy, Inc.	123,750	8,552
Xcel Energy, Inc.	110,238	7,055
		248,383
Materials 2.34%
Linde PLC	203,281	54,803
Rio Tinto PLC (ADR)[2]	510,165	28,090
Corteva, Inc.	428,754	24,503
Dow, Inc.	433,063	19,024
LyondellBasell Industries NV	249,234	18,762
Nucor Corp.	161,150	17,241
Air Products and Chemicals, Inc.	66,153	15,396
Huntsman Corp.	442,172	10,851
Albemarle Corp.	39,814	10,528
H.B. Fuller Co.	49,263	2,961
		202,159
American Funds Insurance Series — Washington Mutual Investors Fund — Page 46 of 255

unaudited
Common stocks (continued) Real estate 1.29%	Shares	Value (000)
Extra Space Storage, Inc. REIT	302,510	$52,246
Digital Realty Trust, Inc. REIT	235,861	23,393
Equinix, Inc. REIT	22,948	13,054
Regency Centers Corp. REIT	236,484	12,735
American Tower Corp. REIT	47,490	10,196
		111,624
Total common stocks (cost: $7,527,715,000)		8,211,461
Convertible stocks 0.34% Health care 0.21%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023	197,800	9,324
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	6,821	9,191
		18,515
Utilities 0.08%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 2025	90,700	4,172
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,792
		6,964
Financials 0.05%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	79,100	4,305
Total convertible stocks (cost: $30,919,000)		29,784
Short-term securities 5.01% Money market investments 4.68%
Capital Group Central Cash Fund 2.81%[3,4]	4,043,291	404,289
Money market investments purchased with collateral from securities on loan 0.33%
Capital Group Central Cash Fund 2.81%[3,4,5]	157,452	15,744
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[3,5]	2,523,464	2,523
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[3,5]	2,518,929	2,519
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[3,5]	2,518,928	2,519
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[3,5]	2,518,928	2,519
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[3,5]	2,518,928	2,519
		28,343
Total short-term securities (cost: $432,585,000)		432,632
Total investment securities 100.40% (cost: $7,991,219,000)		8,673,877
Other assets less liabilities (0.40)%		(34,774)
Net assets 100.00%		$8,639,103
American Funds Insurance Series — Washington Mutual Investors Fund — Page 47 of 255

unaudited
Investments in affiliates4

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Short-term securities 4.86%
Money market investments 4.68%
Capital Group Central Cash Fund 2.81%[3]	$321,870	$1,148,912	$1,066,429	$(69)	$5	$404,289	$3,079
Money market investments purchased with collateral from securities on loan 0.18%
Capital Group Central Cash Fund 2.81%[3,5]	9,273	6,471[6]				15,744	—[7]
Total 4.86%				$(69)	$5	$420,033	$3,079
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $30,569,000, which represented .35% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 9/30/2022.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Washington Mutual Investors Fund — Page 48 of 255

Capital World Growth and Income Fund®
Investment portfolio
September 30, 2022
unaudited
Common stocks 90.92% Information technology 15.89%	Shares	Value (000)
Microsoft Corp.	225,854	$52,601
Broadcom, Inc.	111,157	49,355
Taiwan Semiconductor Manufacturing Company, Ltd.	2,691,800	35,382
ASML Holding NV	50,341	20,881
Apple, Inc.	118,625	16,394
EPAM Systems, Inc.[1]	39,500	14,307
Tokyo Electron, Ltd.	40,700	10,077
Accenture PLC, Class A	25,258	6,499
Micron Technology, Inc.	122,920	6,158
Mastercard, Inc., Class A	15,851	4,507
Capgemini SE	25,431	4,064
Logitech International SA2	66,612	3,042
Delta Electronics, Inc.	337,000	2,678
Hexagon AB, Class B	268,028	2,485
OBIC Co., Ltd.	16,800	2,227
Ceridian HCM Holding, Inc.[1]	39,674	2,217
Synopsys, Inc. (USA)[1]	5,894	1,801
Worldline SA, non-registered shares[1]	44,297	1,732
MediaTek, Inc.	93,000	1,619
Microchip Technology, Inc.	24,738	1,510
TE Connectivity, Ltd.	13,092	1,445
Keyence Corp.	4,200	1,394
SK hynix, Inc.	24,055	1,380
Zscaler, Inc.[1]	7,768	1,277
DocuSign, Inc.[1]	23,514	1,257
ServiceNow, Inc.[1]	3,204	1,210
Fujitsu, Ltd.	11,000	1,186
Snowflake, Inc., Class A1	5,882	1,000
Disco Corp.	3,900	850
GlobalWafers Co., Ltd.	71,000	808
STMicroelectronics NV2	24,900	770
Nomura Research Institute, Ltd.	28,600	703
SS&C Technologies Holdings, Inc.	10,174	486
Atlassian Corp. PLC, Class A1	2,187	461
PagSeguro Digital, Ltd., Class A1	31,305	414
Infosys, Ltd.	19,228	329
		254,506
Health care 14.27%
UnitedHealth Group, Inc.	76,738	38,756
Abbott Laboratories	250,943	24,281
Eli Lilly and Company	59,722	19,311
Thermo Fisher Scientific, Inc.	21,310	10,808
Daiichi Sankyo Company, Ltd.	354,400	9,858
Novartis AG	125,641	9,578
AstraZeneca PLC	86,963	9,563
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unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Pfizer, Inc.	218,115	$9,545
Gilead Sciences, Inc.	151,950	9,374
Centene Corp.[1]	115,474	8,985
Amgen, Inc.	31,217	7,036
Siemens Healthineers AG	161,114	6,979
Novo Nordisk A/S, Class B	61,424	6,122
Stryker Corp.	29,193	5,913
AbbVie, Inc.	36,188	4,857
PerkinElmer, Inc.	37,462	4,508
Olympus Corp.	217,800	4,192
Medtronic PLC	43,532	3,515
Vertex Pharmaceuticals, Inc.[1]	10,485	3,036
CVS Health Corp.	31,111	2,967
ResMed, Inc.	13,349	2,914
Shionogi & Co., Ltd.	50,500	2,443
Bayer AG	50,522	2,332
Carl Zeiss Meditec AG, non-registered shares	20,117	2,119
Insulet Corp.[1]	8,891	2,040
Cigna Corp.	6,794	1,885
Guardant Health, Inc.[1]	33,985	1,829
Zoetis, Inc., Class A	11,722	1,738
DexCom, Inc.[1]	19,772	1,593
Chugai Pharmaceutical Co., Ltd.	60,400	1,508
Intuitive Surgical, Inc.[1]	7,543	1,414
Alcon, Inc.	22,793	1,320
CSL, Ltd.	7,133	1,293
Rede D’Or Sao Luiz SA	199,176	1,097
Catalent, Inc.[1]	13,075	946
Edwards Lifesciences Corp.[1]	11,385	941
Agilon Health, Inc.[1]	19,961	468
BioNTech SE (ADR)	3,300	445
GSK PLC	29,625	432
Molina Healthcare, Inc.[1]	1,089	359
HOYA Corp.	1,300	125
EUROAPI[1]	2,830	47
		228,472
Financials 12.53%
Zurich Insurance Group AG	43,662	17,357
Kotak Mahindra Bank, Ltd.	739,681	16,372
Toronto-Dominion Bank (CAD denominated)	201,444	12,355
AIA Group, Ltd.	1,327,799	11,024
CME Group, Inc., Class A	56,837	10,067
B3 SA-Brasil, Bolsa, Balcao	3,649,417	8,829
Wells Fargo & Company	178,065	7,162
DNB Bank ASA	412,457	6,530
Nasdaq, Inc.	112,554	6,380
PNC Financial Services Group, Inc.	40,785	6,094
HDFC Bank, Ltd.	293,166	5,080
HDFC Bank, Ltd. (ADR)	14,932	872
Ping An Insurance (Group) Company of China, Ltd., Class H	1,068,500	5,313
JPMorgan Chase & Co.	46,441	4,853
HDFC Life Insurance Company, Ltd.	706,242	4,596
Aon PLC, Class A	16,257	4,355
Chubb, Ltd.	23,535	4,281
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unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Discover Financial Services	45,843	$4,168
KBC Groep NV	85,698	4,020
DBS Group Holdings, Ltd.	167,200	3,866
American International Group, Inc.	78,624	3,733
Morgan Stanley	44,284	3,499
ING Groep NV	403,452	3,459
Blackstone, Inc., nonvoting shares	39,638	3,318
Intercontinental Exchange, Inc.	35,332	3,192
Fifth Third Bancorp	96,922	3,098
S&P Global, Inc.	8,922	2,724
Citigroup, Inc.	63,336	2,639
Hong Kong Exchanges and Clearing, Ltd.	66,400	2,254
ICICI Bank, Ltd.	176,395	1,848
AXA SA	83,122	1,820
National Bank of Canada[2]	28,394	1,780
Moody’s Corp.	6,912	1,680
FinecoBank SpA	134,386	1,652
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,463	1,582
Apollo Asset Management, Inc.	32,705	1,521
BNP Paribas SA	35,932	1,517
Banco Santander, SA	635,398	1,477
XP, Inc., Class A1	77,173	1,467
Power Corporation of Canada, subordinate voting shares	63,342	1,427
Bajaj Finance, Ltd.	15,022	1,341
Blue Owl Capital, Inc., Class A	136,448	1,259
Postal Savings Bank of China Co., Ltd., Class H	2,145,000	1,256
Tryg A/S	57,879	1,189
Marsh & McLennan Companies, Inc.	7,839	1,170
Macquarie Group, Ltd.	12,033	1,168
Lufax Holding, Ltd. (ADR)	412,385	1,047
East Money Information Co., Ltd., Class A	379,800	937
Tradeweb Markets, Inc., Class A	14,761	833
Aegon NV	196,376	780
China Merchants Bank Co., Ltd., Class A	86,187	407
Sberbank of Russia PJSC[1,3,4]	3,196,952	—[5]
		200,648
Industrials 10.29%
Airbus SE, non-registered shares	167,583	14,478
General Electric Co.	221,487	13,712
BAE Systems PLC	1,384,749	12,166
Raytheon Technologies Corp.	124,716	10,209
Lockheed Martin Corp.	26,079	10,074
Carrier Global Corp.	269,654	9,589
Recruit Holdings Co., Ltd.	299,050	8,632
Deere & Company	22,473	7,503
Safran SA	78,754	7,161
L3Harris Technologies, Inc.	30,044	6,244
Caterpillar, Inc.	32,616	5,352
CSX Corp.	180,184	4,800
LIXIL Corp.	293,900	4,259
RELX PLC	123,166	3,007
RELX PLC (ADR)	15,132	368
TransDigm Group, Inc.	6,130	3,217
Daikin Industries, Ltd.	20,200	3,121
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unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Bureau Veritas SA	135,794	$3,033
Siemens AG	30,606	3,029
Melrose Industries PLC	2,495,048	2,786
Johnson Controls International PLC	54,870	2,701
Brenntag SE	41,159	2,512
Canadian Pacific Railway, Ltd.	32,801	2,188
Bunzl PLC	71,427	2,174
ASSA ABLOY AB, Class B	108,508	2,028
Boeing Company[1]	15,825	1,916
Schneider Electric SE	15,207	1,706
Compagnie de Saint-Gobain SA, non-registered shares	46,420	1,655
Thales SA	14,997	1,654
Waste Connections, Inc.	11,938	1,613
BayCurrent Consulting, Inc.	5,700	1,464
Rockwell Automation	6,529	1,404
ManpowerGroup, Inc.	20,517	1,327
VINCI SA	15,814	1,270
Nidec Corp.	21,900	1,234
SMC Corp.	2,900	1,170
Adecco Group AG	30,464	837
Rentokil Initial PLC	157,900	834
Mitsui & Co., Ltd.	35,300	757
Atlas Copco AB, Class B	89,617	741
International Consolidated Airlines Group SA (CDI)[1,2]	290,939	303
Honeywell International, Inc.	1,774	296
Larsen & Toubro, Ltd.	11,925	269
Ryanair Holdings PLC (ADR)[1]	100	6
		164,799
Consumer discretionary 8.93%
LVMH Moët Hennessy-Louis Vuitton SE	41,736	24,534
Home Depot, Inc.	65,094	17,962
General Motors Company	369,169	11,847
Amazon.com, Inc.[1]	101,318	11,449
Rivian Automotive, Inc., Class A1	163,454	5,379
Flutter Entertainment PLC[1]	46,858	5,119
Marriott International, Inc., Class A	35,145	4,925
Booking Holdings, Inc.[1]	2,943	4,836
Restaurant Brands International, Inc. (CAD denominated)	72,692	3,867
Restaurant Brands International, Inc.	12,226	650
Sony Group Corp.	66,800	4,299
Cie. Financière Richemont SA, Class A	42,182	3,958
Dollar Tree Stores, Inc.[1]	24,811	3,377
Chipotle Mexican Grill, Inc.[1]	2,172	3,264
Shimano, Inc.	19,700	3,105
Tesla, Inc.[1]	10,338	2,742
Astra International Tbk PT	5,925,400	2,556
Industria de Diseño Textil, SA	117,993	2,437
Sands China, Ltd.[1]	912,400	2,259
Pan Pacific International Holdings Corp.	124,500	2,188
Evolution AB	26,167	2,061
Target Corp.	12,784	1,897
YUM! Brands, Inc.	17,358	1,846
Darden Restaurants, Inc.	14,188	1,792
Stellantis NV	150,681	1,780
American Funds Insurance Series — Capital World Growth and Income Fund — Page 52 of 255

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
InterContinental Hotels Group PLC	36,080	$1,731
EssilorLuxottica	12,616	1,709
NIKE, Inc., Class B	20,014	1,664
Midea Group Co., Ltd., Class A	222,600	1,547
JD.com, Inc., Class A	49,397	1,247
Li Ning Co., Ltd.	163,000	1,239
Kindred Group PLC (SDR)	136,247	1,017
Aristocrat Leisure, Ltd.	39,792	831
Royal Caribbean Cruises, Ltd.[1]	17,446	661
Wynn Macau, Ltd.[1,2]	942,000	603
Airbnb, Inc., Class A1	2,134	224
Entain PLC	17,337	208
Hermès International	105	123
		142,933
Consumer staples 7.36%
Philip Morris International, Inc.	292,358	24,268
Nestlé SA	131,970	14,290
Keurig Dr Pepper, Inc.	340,098	12,182
British American Tobacco PLC	250,080	8,943
Kweichow Moutai Co., Ltd., Class A	31,600	8,312
Kroger Co.	177,351	7,759
Imperial Brands PLC	249,223	5,143
Ocado Group PLC[1]	919,645	4,775
Bunge, Ltd.	50,910	4,204
Seven & i Holdings Co., Ltd.	102,300	4,109
Danone SA	70,434	3,319
Treasury Wine Estates, Ltd.	396,969	3,196
Arca Continental, SAB de CV	443,218	3,191
Ajinomoto Co., Inc.	94,100	2,564
ITC, Ltd.	587,344	2,385
Varun Beverages, Ltd.	185,051	2,367
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	502,400	2,333
Altria Group, Inc.	56,754	2,292
Constellation Brands, Inc., Class A	9,529	2,189
Haleon PLC[1]	37,032	114
		117,935
Materials 6.21%
Vale SA, ordinary nominative shares	1,692,432	22,602
Vale SA (ADR), ordinary nominative shares	903,723	12,038
Fortescue Metals Group, Ltd.	1,283,035	13,751
Rio Tinto PLC	212,369	11,503
Freeport-McMoRan, Inc.	262,253	7,167
Linde PLC	18,877	5,089
BHP Group, Ltd. (CDI)	137,540	3,454
Shin-Etsu Chemical Co., Ltd.	31,800	3,158
Albemarle Corp.	11,502	3,042
Air Products and Chemicals, Inc.	9,309	2,166
Barrick Gold Corp. (CAD denominated)	127,238	1,972
Air Liquide SA, non-registered shares	17,273	1,967
CRH PLC	59,744	1,913
Dow, Inc.	42,264	1,857
Akzo Nobel NV	30,998	1,748
Amcor PLC (CDI)	154,047	1,636
American Funds Insurance Series — Capital World Growth and Income Fund — Page 53 of 255

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Evonik Industries AG	87,055	$1,468
First Quantum Minerals, Ltd.	70,833	1,202
HeidelbergCement AG	25,414	1,018
Lynas Rare Earths, Ltd.[1]	129,901	625
		99,376
Energy 5.96%
Canadian Natural Resources, Ltd. (CAD denominated)	434,558	20,228
Baker Hughes Co., Class A	431,101	9,036
TotalEnergies SE	184,486	8,684
EOG Resources, Inc.	76,460	8,543
ConocoPhillips	55,582	5,688
Tourmaline Oil Corp.	94,911	4,933
BP PLC	972,798	4,626
Reliance Industries, Ltd.	146,289	4,231
Cameco Corp.	153,708	4,079
Shell PLC (GBP denominated)	155,703	3,874
Cenovus Energy, Inc. (CAD denominated)	215,483	3,310
Woodside Energy Group, Ltd.	120,486	2,451
Woodside Energy Group, Ltd. (CDI)	37,623	772
TC Energy Corp. (CAD denominated)	78,816	3,175
Aker BP ASA	101,330	2,906
Var Energi ASA	735,288	2,394
Halliburton Company	95,380	2,348
Suncor Energy, Inc.	82,080	2,312
Exxon Mobil Corp.	20,413	1,782
Gazprom PJSC[3,4]	2,248,304	—[5]
		95,372
Communication services 5.28%
Alphabet, Inc., Class C1	210,093	20,200
Alphabet, Inc., Class A1	92,342	8,833
Netflix, Inc.[1]	31,356	7,382
Meta Platforms, Inc., Class A1	51,596	7,001
Comcast Corp., Class A	233,134	6,838
SoftBank Corp.	553,985	5,540
NetEase, Inc.	354,600	5,385
Bharti Airtel, Ltd.	366,287	3,577
Bharti Airtel, Ltd., interim shares	13,994	69
Sea, Ltd., Class A (ADR)[1]	59,407	3,330
Deutsche Telekom AG	167,449	2,870
Universal Music Group NV	148,872	2,806
Publicis Groupe SA	57,232	2,708
Singapore Telecommunications, Ltd.	1,354,700	2,493
Nippon Telegraph and Telephone Corp.	56,400	1,522
Omnicom Group, Inc.	22,966	1,449
Take-Two Interactive Software, Inc.[1]	12,130	1,322
Tencent Holdings, Ltd.	36,300	1,226
Yandex NV, Class A1,3	151,598	—[5]
		84,551
Utilities 2.99%
DTE Energy Company	51,885	5,969
Iberdrola, SA, non-registered shares	510,846	4,749
NextEra Energy, Inc.	57,000	4,469
American Funds Insurance Series — Capital World Growth and Income Fund — Page 54 of 255

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
PG&E Corp.[1]	329,189	$4,115
China Resources Gas Group, Ltd.	1,188,132	3,750
E.ON SE	449,216	3,477
National Grid PLC	326,281	3,367
Engie SA	242,678	2,785
Engie SA, bonus shares	41,586	477
Edison International	53,587	3,032
Exelon Corp.	60,803	2,278
Constellation Energy Corp.	26,877	2,236
Power Grid Corporation of India, Ltd.	845,231	2,187
Enel SpA	481,516	1,973
AES Corp.	47,865	1,082
Endesa, SA	71,889	1,078
Public Service Enterprise Group, Inc.	14,569	819
		47,843
Real estate 1.21%
Crown Castle, Inc. REIT	40,705	5,884
Longfor Group Holdings, Ltd.	1,227,000	3,477
American Tower Corp. REIT	12,889	2,767
Americold Realty Trust, Inc. REIT	65,356	1,608
W. P. Carey, Inc. REIT	22,705	1,585
VICI Properties, Inc. REIT	46,900	1,400
China Resources Mixc Lifestyle Services, Ltd.	364,600	1,397
Sun Hung Kai Properties, Ltd.	70,500	775
Iron Mountain, Inc. REIT	11,618	511
		19,404
Total common stocks (cost: $1,390,959,000)		1,455,839
Preferred securities 0.42% Consumer discretionary 0.36%
Volkswagen AG, nonvoting preferred shares	27,209	3,361
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered shares[1]	30,112	2,434
		5,795
Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	70,967	444
Financials 0.03%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	58,870	217
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	61,516	205
		422
Total preferred securities (cost: $10,173,000)		6,661
Convertible bonds & notes 0.06% Communication services 0.06%	Principal amount (000)
Sea, Ltd., convertible notes, 2.375% 2025	USD952	944
Total convertible bonds & notes (cost: $2,437,000)		944
American Funds Insurance Series — Capital World Growth and Income Fund — Page 55 of 255

unaudited
Bonds, notes & other debt instruments 0.38% Corporate bonds, notes & loans 0.32% Health care 0.15%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 6.00% 2024	USD1,600	$1,556
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	904
		2,460
Consumer discretionary 0.10%
General Motors Company 5.40% 2023	300	300
Royal Caribbean Cruises, Ltd. 11.50% 2025[6]	647	689
Royal Caribbean Cruises, Ltd. 5.50% 2028[6]	390	274
Royal Caribbean Cruises, Ltd. 8.25% 2029[6]	151	147
Royal Caribbean Cruises, Ltd. 9.25% 2029[6]	125	123
		1,533
Energy 0.04%
TransCanada PipeLines, Ltd. 5.10% 2049	800	711
Financials 0.03%
Lloyds Banking Group PLC 3.369% 2046[7]	709	439
Total corporate bonds, notes & loans		5,143
Bonds & notes of governments & government agencies outside the U.S. 0.06%
United Mexican States, Series M, 8.00% 2023	MXN20,000	964
Total bonds, notes & other debt instruments (cost: $6,906,000)		6,107
Short-term securities 8.54% Money market investments 8.18%	Shares
Capital Group Central Cash Fund 2.81%[8,9]	1,310,045	130,992
Money market investments purchased with collateral from securities on loan 0.36%
Capital Group Central Cash Fund 2.81%[8,9,10]	31,811	3,180
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[8,10]	509,830	510
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[8,10]	508,914	509
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[8,10]	508,914	509
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[8,10]	508,914	509
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[8,10]	508,914	509
		5,726
Total short-term securities (cost: $136,693,000)		136,718
Total investment securities 100.32% (cost: $1,547,168,000)		1,606,269
Other assets less liabilities (0.32)%		(5,073)
Net assets 100.00%		$1,601,196
American Funds Insurance Series — Capital World Growth and Income Fund — Page 56 of 255

unaudited
Investments in affiliates9

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Short-term securities 8.38%
Money market investments 8.18%
Capital Group Central Cash Fund 2.81%[8]	$12,989	$418,361	$300,357	$(26)	$25	$130,992	$761
Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 2.81%[8,10]	293	2,887[11]				3,180	—[12]
Total 8.38%				$(26)	$25	$134,172	$761
Restricted securities4

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Sberbank of Russia PJSC[1,3]	6/14/2022	$9,478	$—[5]	.00%
Gazprom PJSC[3]	7/19/2022	5,650	—[5]	.00
Total		$15,128	$—[5]	.00%
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $6,049,000, which represented .38% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale. The total value of all such restricted securities was less than $1,000, which represented less than 0.01% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,233,000, which represented .08% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Rate represents the seven-day yield at 9/30/2022.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest

GBP = British pounds
MXN = Mexican pesos
REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts
USD = U.S. dollars
American Funds Insurance Series — Capital World Growth and Income Fund — Page 57 of 255

Growth-Income Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 90.90% Information technology 20.60%	Shares	Value (000)
Microsoft Corp.	8,011,817	$1,865,952
Broadcom, Inc.	2,460,022	1,092,274
Apple, Inc.	3,276,479	452,809
Mastercard, Inc., Class A	1,425,952	405,455
Visa, Inc., Class A	1,346,541	239,213
Automatic Data Processing, Inc.	845,000	191,131
Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	179,972
ASML Holding NV	290,068	120,318
ASML Holding NV (New York registered) (ADR)	137,293	57,024
Accenture PLC, Class A	625,335	160,899
Applied Materials, Inc.	1,686,100	138,142
ServiceNow, Inc.[1]	280,858	106,055
Global Payments, Inc.	973,628	105,201
Concentrix Corp.	904,367	100,954
GoDaddy, Inc., Class A1	1,402,444	99,405
KLA Corp.	301,000	91,092
Micron Technology, Inc.	1,565,449	78,429
FleetCor Technologies, Inc.[1]	420,507	74,081
Fidelity National Information Services, Inc.	958,547	72,437
QUALCOMM, Inc.	564,911	63,824
TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	60,246
Analog Devices, Inc.	398,402	55,513
Fiserv, Inc.[1]	536,700	50,219
Texas Instruments, Inc.	309,811	47,953
Cognizant Technology Solutions Corp., Class A	760,350	43,674
MKS Instruments, Inc.	481,000	39,750
Adobe, Inc.[1]	143,116	39,386
Snowflake, Inc., Class A1	225,042	38,248
Intel Corp.	1,275,000	32,857
Datadog, Inc., Class A1	365,800	32,476
Atlassian Corp. PLC, Class A1	141,050	29,704
Trimble, Inc.[1]	443,800	24,085
Ceridian HCM Holding, Inc.[1]	350,352	19,578
Lam Research Corp.	50,039	18,314
Block, Inc., Class A1	301,422	16,575
Dye & Durham, Ltd.	1,322,100	16,290
Affirm Holdings, Inc., Class A1	800,000	15,008
Paychex, Inc.	127,131	14,265
VeriSign, Inc.[1]	61,000	10,596
Euronet Worldwide, Inc.[1]	27,800	2,106
		6,301,510
Health care 12.99%
UnitedHealth Group, Inc.	2,141,821	1,081,705
Abbott Laboratories	6,014,324	581,946
AbbVie, Inc.	3,742,689	502,306
American Funds Insurance Series — Growth-Income Fund — Page 58 of 255

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Humana, Inc.	487,426	$236,494
Novo Nordisk A/S, Class B	2,341,449	233,382
AstraZeneca PLC	1,209,323	132,989
AstraZeneca PLC (ADR)	721,200	39,551
Elevance Health, Inc.	366,614	166,531
Thermo Fisher Scientific, Inc.	301,203	152,767
Bristol-Myers Squibb Company	1,929,278	137,152
Eli Lilly and Company	360,974	116,721
Pfizer, Inc.	2,180,169	95,404
PerkinElmer, Inc.	769,600	92,606
Medtronic PLC	764,000	61,693
Seagen, Inc.[1]	432,135	59,129
Royalty Pharma PLC, Class A	1,170,161	47,017
GSK PLC	3,199,840	46,673
Zoetis, Inc., Class A	267,726	39,701
Stryker Corp.	148,897	30,158
Roche Holding AG, nonvoting non-registered shares	85,502	27,879
Edwards Lifesciences Corp.[1]	317,059	26,198
Horizon Therapeutics PLC[1]	318,690	19,724
Zimmer Biomet Holdings, Inc.	171,174	17,896
NovoCure, Ltd.[1]	193,600	14,710
Guardant Health, Inc.[1]	146,925	7,909
Vir Biotechnology, Inc.[1]	258,400	4,982
		3,973,223
Industrials 12.84%
Raytheon Technologies Corp.	7,634,279	624,942
General Electric Co.	5,998,742	371,382
Northrop Grumman Corp.	633,267	297,838
TFI International, Inc.	2,669,105	241,501
Carrier Global Corp.	5,749,143	204,440
Waste Connections, Inc.	1,425,463	192,623
General Dynamics Corp.	848,975	180,127
Woodward, Inc.	2,204,500	176,933
L3Harris Technologies, Inc.	786,451	163,448
TransDigm Group, Inc.	302,520	158,769
Airbus SE, non-registered shares	1,617,590	139,747
Old Dominion Freight Line, Inc.	525,000	130,604
BWX Technologies, Inc.	2,159,505	108,774
Norfolk Southern Corp.	482,759	101,210
Waste Management, Inc.	625,300	100,179
Equifax, Inc.	490,008	84,002
ITT, Inc.	1,244,379	81,308
United Rentals, Inc.[1]	296,000	79,956
Lockheed Martin Corp.	180,000	69,532
Honeywell International, Inc.	409,067	68,302
Air Lease Corp., Class A	2,097,300	65,037
Fortive Corp.	1,085,000	63,256
United Airlines Holdings, Inc.[1]	1,810,598	58,899
Safran SA	539,713	49,073
GFL Environmental, Inc., subordinate voting shares	1,600,000	40,464
CSX Corp.	1,350,000	35,964
American Funds Insurance Series — Growth-Income Fund — Page 59 of 255

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Cummins, Inc.	100,000	$20,351
Otis Worldwide Corp.	268,100	17,105
		3,925,766
Consumer discretionary 8.91%
Amazon.com, Inc.[1]	7,677,691	867,579
General Motors Company	8,736,000	280,338
Dollar Tree Stores, Inc.[1]	1,279,006	174,073
Home Depot, Inc.	606,133	167,256
Hilton Worldwide Holdings, Inc.	1,337,320	161,307
Wyndham Hotels & Resorts, Inc.	1,842,940	113,064
Royal Caribbean Cruises, Ltd.[1]	2,814,603	106,673
Chipotle Mexican Grill, Inc.[1]	70,670	106,200
Dollar General Corp.	291,102	69,824
Lear Corp.	569,068	68,112
InterContinental Hotels Group PLC	1,396,700	67,007
Starbucks Corp.	767,500	64,670
Rivian Automotive, Inc., Class A1	1,838,450	60,503
Aptiv PLC[1]	620,877	48,559
Kering SA	101,695	44,971
McDonald’s Corp.	186,000	42,918
CarMax, Inc.[1]	650,000	42,913
Burlington Stores, Inc.[1]	363,459	40,667
D.R. Horton, Inc.	595,751	40,124
Darden Restaurants, Inc.	296,000	37,391
Airbnb, Inc., Class A1	350,000	36,764
Norwegian Cruise Line Holdings, Ltd.[1,2]	2,146,087	24,380
NVR, Inc.[1]	5,298	21,124
YUM! Brands, Inc.	196,630	20,910
VF Corp.	555,000	16,600
		2,723,927
Financials 8.78%
JPMorgan Chase & Co.	2,711,830	283,386
Chubb, Ltd.	1,451,726	264,040
Marsh & McLennan Companies, Inc.	1,709,201	255,167
Arthur J. Gallagher & Co.	1,189,650	203,692
Nasdaq, Inc.	2,761,260	156,508
PNC Financial Services Group, Inc.	966,314	144,387
Morgan Stanley	1,592,297	125,807
Aon PLC, Class A	442,013	118,402
BlackRock, Inc.	202,957	111,683
B3 SA-Brasil, Bolsa, Balcao	39,829,500	96,355
Signature Bank	529,521	79,958
Webster Financial Corp.	1,701,139	76,892
Berkshire Hathaway, Inc., Class B1	285,000	76,101
S&P Global, Inc.	228,138	69,662
State Street Corp.	1,077,260	65,508
Charles Schwab Corp.	879,000	63,174
American International Group, Inc.	1,272,230	60,405
Moody’s Corp.	216,306	52,586
Wells Fargo & Company	1,298,041	52,207
Power Corporation of Canada, subordinate voting shares[2]	2,293,100	51,677
Blue Owl Capital, Inc., Class A	4,749,165	43,835
MSCI, Inc.	98,300	41,462
American Funds Insurance Series — Growth-Income Fund — Page 60 of 255

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
TPG, Inc., Class A2	1,347,552	$37,516
SVB Financial Group[1]	110,900	37,238
LPL Financial Holdings, Inc.	169,900	37,120
Western Alliance Bancorporation	486,936	32,011
Citizens Financial Group, Inc.	728,750	25,040
Bank of America Corp.	791,332	23,898
CME Group, Inc., Class A	5,500	974
		2,686,691
Communication services 8.55%
Alphabet, Inc., Class C1	6,174,740	593,701
Alphabet, Inc., Class A1	5,373,778	514,002
Meta Platforms, Inc., Class A1	3,150,339	427,438
Netflix, Inc.[1]	1,665,523	392,131
Comcast Corp., Class A	11,970,266	351,088
Charter Communications, Inc., Class A1	429,912	130,414
Electronic Arts, Inc.	1,093,600	126,540
Tencent Holdings, Ltd.	1,782,100	60,185
Take-Two Interactive Software, Inc.[1]	178,984	19,509
		2,615,008
Consumer staples 5.10%
Philip Morris International, Inc.	6,790,089	563,645
British American Tobacco PLC	9,433,859	337,349
Keurig Dr Pepper, Inc.	5,314,367	190,361
General Mills, Inc.	1,378,800	105,630
Molson Coors Beverage Co., Class B, restricted voting shares	1,620,313	77,759
Mondelez International, Inc.	1,332,847	73,080
Anheuser-Busch InBev SA/NV	1,339,531	60,598
Bunge, Ltd.	538,852	44,493
Archer Daniels Midland Company	540,100	43,451
Procter & Gamble Company	180,677	22,810
Constellation Brands, Inc., Class A	91,971	21,124
Kraft Heinz Company	567,200	18,916
		1,559,216
Energy 4.63%
Chevron Corp.	2,053,300	294,997
ConocoPhillips	2,749,013	281,334
Canadian Natural Resources, Ltd. (CAD denominated)	5,452,100	253,788
EOG Resources, Inc.	1,346,800	150,478
Baker Hughes Co., Class A	7,154,624	149,961
Equitrans Midstream Corp.	10,215,807	76,414
TC Energy Corp. (CAD denominated)	1,821,019	73,350
Exxon Mobil Corp.	660,220	57,644
Suncor Energy, Inc.	1,451,133	40,865
Halliburton Company	1,563,200	38,486
		1,417,317
Utilities 3.76%
PG&E Corp.[1]	24,316,996	303,962
Edison International	3,089,330	174,794
Entergy Corp.	1,304,500	131,272
Constellation Energy Corp.	1,414,838	117,700
CenterPoint Energy, Inc.	2,840,104	80,034
American Funds Insurance Series — Growth-Income Fund — Page 61 of 255

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Sempra Energy	510,000	$76,469
AES Corp.	2,803,707	63,364
Enel SpA	12,931,498	52,994
DTE Energy Company	401,000	46,135
CMS Energy Corp.	729,800	42,504
NextEra Energy, Inc.	460,000	36,069
Evergy, Inc.	418,980	24,887
		1,150,184
Materials 2.80%
Linde PLC	1,000,332	269,679
LyondellBasell Industries NV	1,735,980	130,685
Vale SA (ADR), ordinary nominative shares	5,459,475	72,720
Vale SA, ordinary nominative shares	3,404,848	45,471
Albemarle Corp.	333,004	88,060
Freeport-McMoRan, Inc.	2,382,960	65,126
Corteva, Inc.	908,750	51,935
ATI, Inc.[1]	1,769,447	47,085
Barrick Gold Corp.	2,373,000	36,781
Nutrien, Ltd. (CAD denominated)	323,717	26,997
Sherwin-Williams Company	101,038	20,688
		855,227
Real estate 1.94%
VICI Properties, Inc. REIT	9,447,078	281,996
Equinix, Inc. REIT	298,158	169,604
Crown Castle, Inc. REIT	864,782	125,004
Digital Realty Trust, Inc. REIT	160,000	15,869
		592,473
Total common stocks (cost: $20,672,845,000)		27,800,542
Convertible stocks 0.86% Health care 0.55%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	123,957	167,031
Consumer discretionary 0.12%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	379,775	36,155
Financials 0.09%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	527,700	28,717
Utilities 0.09%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 2025	617,200	28,391
Industrials 0.01%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	1,748
Total convertible stocks (cost: $287,095,000)		262,042
American Funds Insurance Series — Growth-Income Fund — Page 62 of 255

unaudited
Bonds, notes & other debt instruments 0.02% Corporate bonds, notes & loans 0.02% Industrials 0.02%	Principal amount (000)	Value (000)
Boeing Company 4.875% 2025	USD4,706	$4,597
Consumer discretionary 0.00%
General Motors Financial Co. 4.30% 2025	160	153
General Motors Financial Co. 5.25% 2026	827	806
		959
Energy 0.00%
Weatherford International, Ltd. 11.00% 2024[3]	531	541
Total corporate bonds, notes & loans		6,097
Total bonds, notes & other debt instruments (cost: $6,126,000)		6,097
Short-term securities 8.44% Money market investments 7.89%	Shares
Capital Group Central Cash Fund 2.81%[4,5]	24,129,349	2,412,693
Money market investments purchased with collateral from securities on loan 0.55%
Capital Group Central Cash Fund 2.81%[4,5,6]	935,284	93,519
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[4,6]	14,989,690	14,989
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[4,6]	14,962,747	14,963
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[4,6]	14,962,747	14,963
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[4,6]	14,962,747	14,963
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[4,6]	14,962,747	14,963
		168,360
Total short-term securities (cost: $2,580,742,000)		2,581,053
Total investment securities 100.22% (cost: $23,546,808,000)		30,649,734
Other assets less liabilities (0.22)%		(66,407)
Net assets 100.00%		$30,583,327
Investments in affiliates5

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Short-term securities 8.19%
Money market investments 7.89%
Capital Group Central Cash Fund 2.81%[4]	$1,220,761	$4,860,336	$3,668,224	$(295)	$115	$2,412,693	$17,468
Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 2.81%[4,6]	39,148	54,371[7]				93,519	—[8]
Total 8.19%				$(295)	$115	$2,506,212	$17,468
American Funds Insurance Series — Growth-Income Fund — Page 63 of 255

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $193,069,000, which represented .63% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $541,000, which represented less than .01% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 9/30/2022.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Growth-Income Fund — Page 64 of 255

International Growth and Income Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 89.91% Financials 15.03%	Shares	Value (000)
AIA Group, Ltd.	345,400	$2,868
Ping An Insurance (Group) Company of China, Ltd., Class H	557,000	2,770
AXA SA	117,557	2,574
Zurich Insurance Group AG	5,353	2,128
Toronto-Dominion Bank (CAD denominated)	32,205	1,975
HDFC Bank, Ltd.	95,273	1,651
UniCredit SpA	160,613	1,624
Tokio Marine Holdings, Inc.	80,100	1,424
Société Générale	69,722	1,383
Euronext NV	20,007	1,266
Resona Holdings, Inc.	345,600	1,262
DNB Bank ASA	78,454	1,242
B3 SA-Brasil, Bolsa, Balcao	502,614	1,216
Aon PLC, Class A	4,240	1,136
Industrial and Commercial Bank of China, Ltd., Class H	2,293,040	1,070
London Stock Exchange Group PLC	12,472	1,052
Hang Seng Bank, Ltd.	65,500	990
Banco Bilbao Vizcaya Argentaria, SA	209,994	943
Hong Kong Exchanges and Clearing, Ltd.	26,000	883
Kotak Mahindra Bank, Ltd.	38,652	855
UBS Group AG	53,525	773
Banco Santander, SA	301,287	700
DBS Group Holdings, Ltd.	25,095	580
Postal Savings Bank of China Co., Ltd., Class H	988,000	578
XP, Inc., Class A1	29,924	569
Prudential PLC	55,499	545
Brookfield Asset Management, Inc., Class A (CAD denominated)	13,319	545
Fairfax Financial Holdings, Ltd., subordinate voting shares	1,169	534
HDFC Life Insurance Company, Ltd.	80,417	523
Discovery, Ltd.[1]	74,430	430
China Merchants Bank Co., Ltd., Class H	92,000	426
Islandsbanki hf.	466,167	392
ICICI Bank, Ltd. (ADR)	17,697	371
Banca Generali SpA	13,383	370
Bank Leumi le-Israel B.M.	43,299	369
Partners Group Holding AG	403	324
Skandinaviska Enskilda Banken AB, Class A	32,490	308
ICICI Securities, Ltd.	45,682	291
EQT AB	11,659	224
ING Groep NV	23,039	198
Bank of Nova Scotia (CAD denominated)	3,500	166
Sberbank of Russia PJSC[1,2,3]	476,388	—[4]
Moscow Exchange MICEX-RTS PJSC[1,2]	346,177	—[4]
		39,528
American Funds Insurance Series — International Growth and Income Fund — Page 65 of 255

unaudited
Common stocks (continued) Consumer staples 12.19%	Shares	Value (000)
British American Tobacco PLC	215,155	$7,694
Philip Morris International, Inc.	56,354	4,678
Nestlé SA	32,296	3,497
Kweichow Moutai Co., Ltd., Class A	10,500	2,762
Anheuser-Busch InBev SA/NV	40,116	1,815
Carlsberg A/S, Class B	13,488	1,574
Imperial Brands PLC	67,117	1,385
Pernod Ricard SA	6,140	1,122
Japan Tobacco, Inc.	55,800	916
Foshan Haitian Flavouring and Food Co., Ltd., Class A	75,854	882
Asahi Group Holdings, Ltd.	27,200	844
Arca Continental, SAB de CV	108,031	778
Wuliangye Yibin Co., Ltd., Class A	32,100	762
Carrefour SA, non-registered shares	47,193	654
Associated British Foods PLC	39,709	553
Varun Beverages, Ltd.	42,575	545
Ocado Group PLC[1]	78,658	408
L’Oréal SA, non-registered shares	1,160	369
Reckitt Benckiser Group PLC	4,805	317
Danone SA	4,142	195
Haleon PLC[1]	60,392	187
Avenue Supermarts, Ltd.[1]	2,324	125
X5 Retail Group NV (GDR)[2]	4,521	—[4]
		32,062
Consumer discretionary 10.57%
Evolution AB	43,509	3,426
LVMH Moët Hennessy-Louis Vuitton SE	5,752	3,381
Renault SA1	74,088	1,990
Restaurant Brands International, Inc. (CAD denominated)	25,821	1,373
MGM China Holdings, Ltd.[1]	2,267,200	1,244
InterContinental Hotels Group PLC	25,070	1,203
Galaxy Entertainment Group, Ltd.	180,000	1,051
Prosus NV, Class N	19,060	993
Li Ning Co., Ltd.	120,000	912
Stellantis NV	74,419	879
Sodexo SA	11,491	864
Wynn Macau, Ltd.[1,5]	1,316,400	842
OPAP SA	66,419	798
adidas AG	6,571	763
Midea Group Co., Ltd., Class A	108,100	751
B&M European Value Retail SA	203,086	690
Sands China, Ltd.[1]	274,000	678
Paltac Corp.	21,500	663
Nitori Holdings Co., Ltd.	7,500	628
EssilorLuxottica	4,385	594
Industria de Diseño Textil, SA	28,694	593
Valeo SA, non-registered shares	39,099	588
Coupang, Inc., Class A1	31,055	518
Americanas SA, ordinary nominative shares	149,913	472
Entain PLC	33,218	399
D’Ieteren Group	2,368	332
JD.com, Inc., Class A	9,324	235
IDP Education, Ltd.[5]	13,164	220
Games Workshop Group PLC	2,479	159
American Funds Insurance Series — International Growth and Income Fund — Page 66 of 255

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Pan Pacific International Holdings Corp.	9,000	$158
Kering SA	287	127
Dixon Technologies (India) Ltd.	1,902	102
Balkrishna Industries, Ltd.	3,940	90
MercadoLibre, Inc.[1]	88	73
		27,789
Industrials 10.49%
Airbus SE, non-registered shares	50,637	4,375
BAE Systems PLC	453,303	3,983
CCR SA, ordinary nominative shares	660,783	1,535
ABB, Ltd.	49,793	1,282
SMC Corp.	3,100	1,250
RELX PLC	45,787	1,118
Rheinmetall AG	7,197	1,115
Alliance Global Group, Inc.	7,671,200	1,077
LIXIL Corp.	69,500	1,007
Daikin Industries, Ltd.	5,700	881
Cathay Pacific Airways, Ltd.[1,5]	776,000	813
Brenntag SE	12,957	791
Ryanair Holdings PLC (ADR)[1]	13,311	778
Husqvarna AB, Class B	135,519	747
Waste Connections, Inc. (CAD denominated)	5,192	701
Safran SA	7,531	685
InPost SA1	96,719	565
TFI International, Inc. (CAD denominated)	5,833	528
Experian PLC	17,224	505
Bunzl PLC	15,343	467
Epiroc AB, Class A	19,169	274
Epiroc AB, Class B	10,197	128
Coor Service Management Holding AB	57,721	392
BELIMO Holding AG	1,068	391
Caterpillar, Inc.	2,260	371
Interpump Group SpA	9,158	296
Deutsche Post AG	9,640	293
Adecco Group AG	10,191	280
Siemens AG	2,589	256
DSV A/S	2,088	242
Wizz Air Holdings PLC[1]	9,714	171
SITC International Holdings Co., Ltd.	79,659	146
Hitachi, Ltd.	2,400	101
Polycab India, Ltd.	1,093	34
		27,578
Information technology 10.32%
Taiwan Semiconductor Manufacturing Company, Ltd.	543,000	7,137
ASML Holding NV	9,805	4,067
Edenred SA	50,178	2,306
Tokyo Electron, Ltd.	8,300	2,055
Broadcom, Inc.	3,628	1,611
Samsung Electronics Co., Ltd.	40,884	1,502
MediaTek, Inc.	83,000	1,445
SAP SE	12,956	1,068
Keyence Corp.	2,700	896
Nokia Corp.	182,691	780
American Funds Insurance Series — International Growth and Income Fund — Page 67 of 255

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
TDK Corp.	25,100	$762
Logitech International SA5	14,144	646
Kingdee International Software Group Co., Ltd.[1]	436,000	564
ASM International NV	1,784	399
Vanguard International Semiconductor Corp.	181,000	366
Capgemini SE	1,725	276
Halma PLC	12,178	274
Infosys, Ltd. (ADR)	13,638	231
Amadeus IT Group SA, Class A, non-registered shares[1]	4,613	214
Nice, Ltd. (ADR)[1]	946	178
Nomura Research Institute, Ltd.	5,300	130
Fujitsu, Ltd.	1,000	108
eMemory Technology, Inc.	3,000	106
		27,121
Health care 9.07%
AstraZeneca PLC	75,685	8,323
Novo Nordisk A/S, Class B	44,187	4,404
Sanofi	28,178	2,150
GSK PLC	103,927	1,516
Siemens Healthineers AG	34,066	1,476
Bayer AG	27,193	1,255
EUROAPI[1]	38,541	642
Genus PLC	20,816	601
Grifols, SA, Class B (ADR)[1]	88,377	544
Shionogi & Co., Ltd.	11,200	542
Lonza Group AG	925	450
Roche Holding AG, nonvoting non-registered shares	1,183	386
Novartis AG	4,335	330
Koninklijke Philips NV (EUR denominated)	21,031	325
Hypera SA, ordinary nominative shares	27,468	225
BeiGene, Ltd. (ADR)[1]	1,332	179
Hutchmed China, Ltd. (ADR)[1]	17,569	156
CanSino Biologics, Inc., Class H5	26,400	148
Sonova Holding AG	553	122
Innovent Biologics, Inc.[1]	27,500	86
		23,860
Energy 6.92%
TotalEnergies SE	66,817	3,145
BP PLC	632,333	3,007
Equinor ASA	57,101	1,883
TC Energy Corp. (CAD denominated)	41,336	1,665
TechnipFMC PLC[1]	183,824	1,555
Aker BP ASA	53,460	1,533
Cameco Corp.	51,926	1,378
Canadian Natural Resources, Ltd. (CAD denominated)	28,025	1,305
Schlumberger, Ltd.	29,756	1,068
Tourmaline Oil Corp.	14,536	756
Reliance Industries, Ltd.	18,968	549
INPEX Corp.	23,700	222
Var Energi ASA	42,709	139
Gazprom PJSC[2,3]	671,150	—[4]
American Funds Insurance Series — International Growth and Income Fund — Page 68 of 255

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Sovcomflot PAO[1,2]	356,717	$—[4]
LUKOIL Oil Co. PJSC[1,2,3]	9,706	—[4]
		18,205
Communication services 5.25%
Koninklijke KPN NV	790,321	2,141
Tencent Holdings, Ltd.	59,400	2,006
Nippon Telegraph and Telephone Corp.	58,600	1,581
Telefónica, SA, non-registered shares[1]	393,702	1,298
Vodafone Group PLC	1,045,268	1,177
BT Group PLC	848,896	1,148
Publicis Groupe SA	19,295	913
SoftBank Corp.	75,200	752
América Móvil, SAB de CV, Series L (ADR)	40,380	665
Indus Towers, Ltd.	242,743	588
Deutsche Telekom AG	28,506	489
Viaplay Group AB, Class B1	20,154	394
Sea, Ltd., Class A (ADR)[1]	5,621	315
Universal Music Group NV	9,437	178
NetEase, Inc.	10,800	164
Yandex NV, Class A1,2	5,000	—[4]
		13,809
Materials 5.09%
Vale SA, ordinary nominative shares	196,473	2,624
Vale SA (ADR), ordinary nominative shares	106,545	1,419
Linde PLC	7,449	2,008
Barrick Gold Corp.	51,370	796
Barrick Gold Corp. (CAD denominated)	29,801	462
Glencore PLC	211,476	1,117
Koninklijke DSM NV	8,177	927
Sociedad Química y Minera de Chile SA, Class B (ADR)	7,581	688
Asahi Kasei Corp.	98,400	651
Rio Tinto PLC	10,464	567
Air Liquide SA, non-registered shares	4,826	549
Fortescue Metals Group, Ltd.	42,173	452
Fresnillo PLC	41,735	357
Sika AG	1,208	242
Shin-Etsu Chemical Co., Ltd.	1,900	189
Shandong Sinocera Functional Material Co., Ltd., Class A	41,300	168
Givaudan SA	52	157
Alrosa PJSC[2]	53,607	—[4]
		13,373
Utilities 2.89%
Engie SA	189,577	2,175
Brookfield Infrastructure Partners, LP	55,442	1,989
Enel SpA	391,021	1,602
ENN Energy Holdings, Ltd.	107,300	1,428
Iberdrola, SA, non-registered shares	38,710	360
Guangdong Investment, Ltd.	40,000	32
		7,586
American Funds Insurance Series — International Growth and Income Fund — Page 69 of 255

unaudited
Common stocks (continued) Real estate 2.09%	Shares	Value (000)
CK Asset Holdings, Ltd.	323,000	$1,938
Longfor Group Holdings, Ltd.	435,000	1,233
Embassy Office Parks REIT	182,141	773
Link REIT	103,300	721
Unibail-Rodamco-Westfield REIT, non-registered shares[1]	10,561	434
TAG Immobilien AG	48,129	388
		5,487
Total common stocks (cost: $286,066,000)		236,398
Preferred securities 0.43% Materials 0.19%
Gerdau SA, preferred nominative shares	113,023	512
Consumer discretionary 0.16%
Volkswagen AG, nonvoting preferred shares	3,468	429
Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	6,216	202
Total preferred securities (cost: $1,636,000)		1,143
Short-term securities 9.37% Money market investments 9.13%
Capital Group Central Cash Fund 2.81%[6,7]	240,061	24,004
Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 2.81%[6,7,8]	3,504	351
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[6,8]	56,055	56
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[6,8]	56,155	56
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[6,8]	56,054	56
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[6,8]	56,054	56
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[6,8]	56,054	56
		631
Total short-term securities (cost: $24,630,000)		24,635
Total investment securities 99.71% (cost: $312,332,000)		262,176
Other assets less liabilities 0.29%		765
Net assets 100.00%		$262,941
American Funds Insurance Series — International Growth and Income Fund — Page 70 of 255

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	753	GBP	660	Goldman Sachs	10/17/2022	$16
USD	423	GBP	365	JPMorgan Chase	10/17/2022	15
						$31
Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Short-term securities 9.26%
Money market investments 9.13%
Capital Group Central Cash Fund 2.81%[6]	$21,699	$67,108	$64,798	$(5)	$—[4]	$24,004	$183
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 2.81%[6,8]	—	351[9]				351	—[10]
Total 9.26%				$(5)	$—	$24,355	$183
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sberbank of Russia PJSC[1,2]	6/14/2022	$1,203	$—[4]	.00%
Gazprom PJSC[2]	7/19/2022	3,074	—[4]	.00
LUKOIL Oil Co. PJSC[1,2]	7/13/2022-9/16/2022	872	—[4]	.00
Total		$5,149	$—[4]	.00%
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale. The total value of all such restricted securities was less than $1,000, which represented less than 0.01% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	All or a portion of this security was on loan. The total value of all such securities was $1,285,000, which represented .49% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 9/30/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — International Growth and Income Fund — Page 71 of 255

Capital Income Builder®
Investment portfolio
September 30, 2022
unaudited
Common stocks 71.08% Financials 12.85%	Shares	Value (000)
Zurich Insurance Group AG	39,791	$15,818
Toronto-Dominion Bank (CAD denominated)	159,862	9,805
CME Group, Inc., Class A	46,175	8,179
PNC Financial Services Group, Inc.	53,108	7,935
Morgan Stanley	88,286	6,975
DBS Group Holdings, Ltd.	300,006	6,936
Münchener Rückversicherungs-Gesellschaft AG	23,813	5,760
JPMorgan Chase & Co.	53,817	5,624
DNB Bank ASA	301,733	4,777
Power Corporation of Canada, subordinate voting shares	184,971	4,168
BlackRock, Inc.	5,848	3,218
Principal Financial Group, Inc.	42,620	3,075
Webster Financial Corp.	65,763	2,972
Tryg A/S	138,234	2,841
Blackstone, Inc., nonvoting shares	33,387	2,794
American International Group, Inc.	55,598	2,640
B3 SA-Brasil, Bolsa, Balcao	1,074,313	2,599
Ping An Insurance (Group) Company of China, Ltd., Class H	457,500	2,275
Ping An Insurance (Group) Company of China, Ltd., Class A	36,057	210
KBC Groep NV	45,573	2,138
AIA Group, Ltd.	250,000	2,076
East West Bancorp, Inc.	29,501	1,981
Travelers Companies, Inc.	11,182	1,713
Kaspi.kz JSC[1]	22,264	1,281
Kaspi.kz JSC (GDR)	4,869	280
State Street Corp.	25,515	1,552
China Pacific Insurance (Group) Co., Ltd., Class H	809,950	1,485
National Bank of Canada[2]	22,809	1,430
Citizens Financial Group, Inc.	41,457	1,424
ING Groep NV	157,320	1,349
KeyCorp	74,840	1,199
Swedbank AB, Class A	88,691	1,160
Wells Fargo & Company	28,797	1,158
OneMain Holdings, Inc.	37,485	1,107
Truist Financial Corp.	23,131	1,007
EFG International AG	117,970	932
Franklin Resources, Inc.	42,738	920
Corebridge Financial, Inc.[2]	44,617	878
Bank Central Asia Tbk PT	1,423,700	795
Hang Seng Bank, Ltd.	52,200	789
BNP Paribas SA	17,927	757
Great-West Lifeco, Inc.	34,966	755
TPG, Inc., Class A2	26,945	750
Euronext NV	11,304	715
Citigroup, Inc.	16,200	675
Hong Kong Exchanges and Clearing, Ltd.	18,300	621
American Funds Insurance Series — Capital Income Builder — Page 72 of 255

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Patria Investments, Ltd., Class A	46,633	$609
Banco Santander, SA	201,758	469
Cullen/Frost Bankers, Inc.	3,514	465
Vontobel Holding AG	8,314	446
China Merchants Bank Co., Ltd., Class H	94,500	437
Macquarie Group, Ltd.	3,979	386
IIFL Wealth Management, Ltd.	8,122	183
SouthState Corp.	2,202	174
UniCredit SpA	12,643	128
Moscow Exchange MICEX-RTS PJSC[3,4]	875,002	—[5]
Sberbank of Russia PJSC[3,4,6]	204,176	—[5]
		132,825
Consumer staples 10.08%
Philip Morris International, Inc.	258,107	21,426
British American Tobacco PLC	464,782	16,620
Nestlé SA	89,420	9,682
General Mills, Inc.	112,776	8,640
PepsiCo, Inc.	48,820	7,970
Altria Group, Inc.	165,624	6,688
Kimberly-Clark Corp.	43,146	4,856
ITC, Ltd.	1,164,406	4,729
Imperial Brands PLC	207,379	4,279
Unilever PLC (GBP denominated)	74,612	3,283
Carlsberg A/S, Class B	19,656	2,294
Danone SA	48,454	2,283
Keurig Dr Pepper, Inc.	57,431	2,057
Anheuser-Busch InBev SA/NV	37,488	1,696
Coca-Cola Company	22,073	1,237
Kraft Heinz Company	32,392	1,080
Procter & Gamble Company	6,587	832
Mondelez International, Inc.	14,725	807
Seven & i Holdings Co., Ltd.	19,700	791
Vector Group, Ltd.	73,463	647
Viscofan, SA, non-registered shares	9,124	498
Reckitt Benckiser Group PLC	6,554	433
Wuliangye Yibin Co., Ltd., Class A	17,100	406
Scandinavian Tobacco Group A/S	21,667	313
Hilton Food Group PLC	33,354	198
Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A	136,106	182
Coca-Cola HBC AG (CDI)	8,418	177
Haleon PLC[4]	35,370	110
		104,214
Health care 8.79%
AbbVie, Inc.	171,659	23,037
Amgen, Inc.	53,090	11,967
Gilead Sciences, Inc.	155,670	9,603
Medtronic PLC	80,786	6,523
Abbott Laboratories	66,951	6,478
AstraZeneca PLC	54,869	6,034
Novartis AG	74,581	5,686
Bristol-Myers Squibb Company	73,688	5,239
Pfizer, Inc.	88,689	3,881
Roche Holding AG, nonvoting non-registered shares	9,975	3,252
American Funds Insurance Series — Capital Income Builder — Page 73 of 255

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
UnitedHealth Group, Inc.	5,461	$2,758
GSK PLC	137,193	2,001
Royalty Pharma PLC, Class A	42,309	1,700
CVS Health Corp.	7,829	747
Merck & Co., Inc.	7,825	674
EBOS Group, Ltd.	29,378	616
Bayer AG	12,564	580
Koninklijke Philips NV (EUR denominated)	2,878	44
Organon & Co.	662	16
		90,836
Information technology 7.44%
Broadcom, Inc.	66,691	29,611
Microsoft Corp.	70,682	16,462
Taiwan Semiconductor Manufacturing Company, Ltd.	635,800	8,357
Automatic Data Processing, Inc.	16,392	3,708
Texas Instruments, Inc.	13,384	2,072
KLA Corp.	6,485	1,962
Paychex, Inc.	16,988	1,906
Apple, Inc.	13,148	1,817
NetApp, Inc.	20,711	1,281
Vanguard International Semiconductor Corp.	618,700	1,251
QUALCOMM, Inc.	11,066	1,250
GlobalWafers Co., Ltd.	105,938	1,206
MediaTek, Inc.	64,000	1,114
Western Union Company	66,602	899
Tokyo Electron, Ltd.	3,500	867
SAP SE	8,870	731
Analog Devices, Inc.	4,820	672
Intel Corp.	17,746	457
Tripod Technology Corp.	142,000	416
SINBON Electronics Co., Ltd.	48,446	402
International Business Machines Corp.	2,617	311
BE Semiconductor Industries NV	3,388	144
		76,896
Real estate 6.55%
Crown Castle, Inc. REIT	140,442	20,301
VICI Properties, Inc. REIT	595,168	17,766
Equinix, Inc. REIT	7,659	4,357
Gaming and Leisure Properties, Inc. REIT	92,838	4,107
Link REIT	363,466	2,537
Federal Realty Investment Trust REIT	27,985	2,522
Digital Realty Trust, Inc. REIT	25,050	2,484
CK Asset Holdings, Ltd.	318,000	1,908
American Tower Corp. REIT	7,856	1,687
POWERGRID Infrastructure Investment Trust	681,036	1,160
Americold Realty Trust, Inc. REIT	43,220	1,063
Charter Hall Group REIT	145,504	1,053
Embassy Office Parks REIT	245,585	1,043
Extra Space Storage, Inc. REIT	5,810	1,003
Mindspace Business Parks REIT	214,689	958
Longfor Group Holdings, Ltd.	288,000	816
CTP NV	68,103	703
Sun Hung Kai Properties, Ltd.	61,255	674
American Funds Insurance Series — Capital Income Builder — Page 74 of 255

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Kimco Realty Corp. REIT	31,388	$578
TAG Immobilien AG	49,398	398
CubeSmart REIT	8,847	354
PSP Swiss Property AG	1,851	185
Douglas Elliman, Inc.	29,146	120
		67,777
Utilities 6.30%
Dominion Energy, Inc.	131,225	9,069
DTE Energy Company	54,577	6,279
Power Grid Corporation of India, Ltd.	2,010,898	5,204
The Southern Co.	65,646	4,464
Iberdrola, SA, non-registered shares	470,820	4,377
National Grid PLC	408,404	4,215
E.ON SE	540,652	4,184
Engie SA	257,687	2,957
Engie SA, bonus shares	36,900	423
Edison International	54,970	3,110
Duke Energy Corp.	27,288	2,538
Evergy, Inc.	41,923	2,490
AES Corp.	107,301	2,425
Entergy Corp.	23,545	2,369
Public Service Enterprise Group, Inc.	28,665	1,612
Sempra Energy	9,762	1,464
CenterPoint Energy, Inc.	49,943	1,407
Exelon Corp.	36,653	1,373
SSE PLC	74,781	1,268
Enel SpA	306,577	1,256
NextEra Energy, Inc.	13,478	1,057
ENN Energy Holdings, Ltd.	55,000	732
Power Assets Holdings, Ltd.	106,500	532
CMS Energy Corp.	3,992	233
American Electric Power Company, Inc.	1,512	131
		65,169
Industrials 5.91%
Raytheon Technologies Corp.	228,916	18,739
Lockheed Martin Corp.	13,654	5,274
BAE Systems PLC	553,357	4,862
Honeywell International, Inc.	21,162	3,533
L3Harris Technologies, Inc.	13,876	2,884
Kone OYJ, Class B	71,780	2,764
RELX PLC	98,945	2,415
RELX PLC (ADR)	7,965	194
VINCI SA	26,226	2,107
Singapore Technologies Engineering, Ltd.	843,200	2,090
Siemens AG	20,861	2,065
Deutsche Post AG	59,701	1,817
BOC Aviation, Ltd.	253,200	1,785
Trinity Industries, Inc.	72,684	1,552
ABB, Ltd.	40,069	1,032
Trelleborg AB, Class B	47,577	887
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	66,797	844
Ventia Services Group Pty, Ltd.	490,862	810
LIXIL Corp.	54,600	791
American Funds Insurance Series — Capital Income Builder — Page 75 of 255

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
CCR SA, ordinary nominative shares	335,561	$780
United Parcel Service, Inc., Class B	4,455	720
Waste Management, Inc.	4,339	695
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	34,094	620
General Dynamics Corp.	2,526	536
Illinois Tool Works, Inc.	2,897	523
Airbus SE, non-registered shares	3,671	317
Sulzer AG	4,629	265
Norfolk Southern Corp.	1,084	227
Melrose Industries PLC	19,700	22
		61,150
Energy 5.06%
TC Energy Corp. (CAD denominated)	186,837	7,526
TC Energy Corp.	15,330	617
Canadian Natural Resources, Ltd. (CAD denominated)	147,096	6,847
Chevron Corp.	46,926	6,742
Exxon Mobil Corp.	47,888	4,181
TotalEnergies SE	88,547	4,168
BP PLC	798,820	3,799
Shell PLC (GBP denominated)	119,819	2,981
Shell PLC (ADR)	8,467	421
EOG Resources, Inc.	27,609	3,085
ConocoPhillips	26,506	2,713
Enbridge, Inc. (CAD denominated)	49,520	1,836
Equitrans Midstream Corp.	213,059	1,594
Schlumberger, Ltd.	36,843	1,323
Pioneer Natural Resources Company	5,876	1,272
Woodside Energy Group, Ltd.	36,417	741
Woodside Energy Group, Ltd. (CDI)	23,081	474
Baker Hughes Co., Class A	52,596	1,102
DT Midstream, Inc.	13,716	712
Galp Energia, SGPS, SA, Class B	11,022	106
Diamond Offshore Drilling, Inc.[4]	5,031	33
Gazprom PJSC[3,6]	880,428	—[5]
		52,273
Communication services 2.77%
Comcast Corp., Class A	222,398	6,523
Verizon Communications, Inc.	108,484	4,119
SoftBank Corp.	381,400	3,814
BCE, Inc.[2]	62,512	2,621
Koninklijke KPN NV	930,999	2,523
Nippon Telegraph and Telephone Corp.	69,000	1,861
HKT Trust and HKT, Ltd., units	1,376,240	1,610
Singapore Telecommunications, Ltd.	789,900	1,454
Pearson PLC	106,351	1,019
Warner Music Group Corp., Class A	33,470	777
WPP PLC	80,995	670
Omnicom Group, Inc.	10,162	641
Indus Towers, Ltd.	211,665	513
ProSiebenSat.1 Media SE	40,927	294
Vodafone Group PLC	144,892	163
		28,602
American Funds Insurance Series — Capital Income Builder — Page 76 of 255

unaudited
Common stocks (continued) Consumer discretionary 2.77%	Shares	Value (000)
McDonald’s Corp.	20,341	$4,694
Home Depot, Inc.	12,854	3,547
Starbucks Corp.	40,676	3,427
Industria de Diseño Textil, SA	149,319	3,084
Midea Group Co., Ltd., Class A	397,675	2,763
Kering SA	5,619	2,485
LVMH Moët Hennessy-Louis Vuitton SE	2,860	1,681
Galaxy Entertainment Group, Ltd.	196,000	1,145
YUM! Brands, Inc.	10,281	1,093
Darden Restaurants, Inc.	7,867	994
Restaurant Brands International, Inc.	15,817	841
VF Corp.	25,455	761
Cie. Financière Richemont SA, Class A	7,642	717
Hasbro, Inc.	7,651	516
OPAP SA	27,844	335
Inchcape PLC	26,460	199
Thule Group AB	8,654	172
Kindred Group PLC (SDR)	19,169	143
		28,597
Materials 2.56%
Vale SA (ADR), ordinary nominative shares	353,760	4,712
Vale SA, ordinary nominative shares	219,491	2,931
Rio Tinto PLC	79,287	4,295
Linde PLC	8,444	2,276
BHP Group, Ltd. (CDI)	82,385	2,069
Air Products and Chemicals, Inc.	8,503	1,979
International Flavors & Fragrances, Inc.	18,792	1,707
LyondellBasell Industries NV	20,898	1,573
Sociedad Química y Minera de Chile SA, Class B (ADR)	10,514	954
Evonik Industries AG	56,185	947
BASF SE	21,232	823
Asahi Kasei Corp.	96,900	641
UPM-Kymmene Oyj	19,277	613
Nexa Resources SA2	51,286	265
Fortescue Metals Group, Ltd.	24,079	258
WestRock Co.	7,448	230
Shin-Etsu Chemical Co., Ltd.	1,900	189
		26,462
Total common stocks (cost: $700,799,000)		734,801
Preferred securities 0.04% Information technology 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares	12,647	411
Total preferred securities (cost: $420,000)		411
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[4]	7,130	3
Total rights & warrants (cost: $0)		3
American Funds Insurance Series — Capital Income Builder — Page 77 of 255

unaudited
Convertible stocks 0.45% Utilities 0.28%	Shares	Value (000)
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 2025	35,900	$1,652
AES Corp., convertible preferred units, 6.875% 2024	8,659	765
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	9,704	480
		2,897
Health care 0.11%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	841	1,133
Consumer discretionary 0.06%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	6,948	661
Total convertible stocks (cost: $4,679,000)		4,691
Investment funds 2.84%
Capital Group Central Corporate Bond Fund[7]	3,676,125	29,299
Total investment funds (cost: $36,151,000)		29,299
Bonds, notes & other debt instruments 20.56% U.S. Treasury bonds & notes 9.94% U.S. Treasury 6.89%	Principal amount (000)
U.S. Treasury 0.125% 2022	USD1,625	1,611
U.S. Treasury 0.125% 2023	2,200	2,173
U.S. Treasury 0.375% 2023	875	839
U.S. Treasury 0.625% 2024	11,050	10,270
U.S. Treasury 0.75% 2024	5,965	5,541
U.S. Treasury 2.50% 2024	5,424	5,273
U.S. Treasury 3.25% 2024	554	544
U.S. Treasury 0.75% 2026	4,903	4,342
U.S. Treasury 0.75% 2026	3,850	3,400
U.S. Treasury 0.75% 2026	1	1
U.S. Treasury 1.125% 2026	995	882
U.S. Treasury 1.875% 2026	6,300	5,801
U.S. Treasury 2.00% 2026[8]	2,800	2,572
U.S. Treasury 0.50% 2027	2,900	2,467
U.S. Treasury 2.50% 2027	1,440	1,345
U.S. Treasury 3.125% 2027	12,929	12,396
U.S. Treasury 6.125% 2027	950	1,036
U.S. Treasury 1.25% 2028	1,350	1,164
U.S. Treasury 6.25% 2030	890	1,025
U.S. Treasury 2.75% 2032	1,899	1,736
U.S. Treasury 1.125% 2040[8]	2,400	1,503
U.S. Treasury 2.00% 2041	300	215
U.S. Treasury 3.375% 2042	167	151
U.S. Treasury 2.375% 2051	196	147
U.S. Treasury 2.875% 2052[8]	4,338	3,639
U.S. Treasury 3.00% 2052	1,275	1,102
		71,175
American Funds Insurance Series — Capital Income Builder — Page 78 of 255

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 3.05%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2023[9]	USD2,595	$2,568
U.S. Treasury Inflation-Protected Security 0.375% 2023[9]	1,808	1,777
U.S. Treasury Inflation-Protected Security 0.625% 2023[9]	3,381	3,329
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	6,275	6,057
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]	2,736	2,631
U.S. Treasury Inflation-Protected Security 0.50% 2024[9]	2,553	2,479
U.S. Treasury Inflation-Protected Security 0.625% 2024[9]	3,061	2,987
U.S. Treasury Inflation-Protected Security 0.125% 2025[9]	1,262	1,196
U.S. Treasury Inflation-Protected Security 0.125% 2025[9]	228	216
U.S. Treasury Inflation-Protected Security 0.25% 2025[9]	536	513
U.S. Treasury Inflation-Protected Security 0.375% 2025[9]	375	358
U.S. Treasury Inflation-Protected Security 0.125% 2026[9]	2,375	2,218
U.S. Treasury Inflation-Protected Security 0.50% 2028[9]	240	223
U.S. Treasury Inflation-Protected Security 0.125% 2030[9]	2,130	1,884
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]	1,821	1,591
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]	138	121
U.S. Treasury Inflation-Protected Security 1.00% 2049[9]	200	163
U.S. Treasury Inflation-Protected Security 0.125% 2051[8,9]	2,020	1,270
		31,581
Total U.S. Treasury bonds & notes		102,756
Mortgage-backed obligations 7.84% Federal agency mortgage-backed obligations 6.98%
Fannie Mae Pool #695412 5.00% 2033[10]	—[5]	—[5]
Fannie Mae Pool #AD3566 5.00% 2035[10]	2	2
Fannie Mae Pool #AC0794 5.00% 2039[10]	5	5
Fannie Mae Pool #931768 5.00% 2039[10]	1	1
Fannie Mae Pool #AE0311 3.50% 2040[10]	9	8
Fannie Mae Pool #932606 5.00% 2040[10]	2	2
Fannie Mae Pool #AJ1873 4.00% 2041[10]	7	6
Fannie Mae Pool #AE1248 5.00% 2041[10]	9	9
Fannie Mae Pool #AE1274 5.00% 2041[10]	7	7
Fannie Mae Pool #AE1277 5.00% 2041[10]	5	5
Fannie Mae Pool #AE1283 5.00% 2041[10]	2	2
Fannie Mae Pool #AE1290 5.00% 2042[10]	4	4
Fannie Mae Pool #AT0300 3.50% 2043[10]	2	2
Fannie Mae Pool #AT3954 3.50% 2043[10]	2	2
Fannie Mae Pool #AY1829 3.50% 2044[10]	2	2
Fannie Mae Pool #FM9416 3.50% 2045[10]	154	141
Fannie Mae Pool #BJ5015 4.00% 2047[10]	40	38
Fannie Mae Pool #BH3122 4.00% 2047[10]	1	1
Fannie Mae Pool #BK6840 4.00% 2048[10]	27	26
Fannie Mae Pool #BK5232 4.00% 2048[10]	20	19
Fannie Mae Pool #BK9743 4.00% 2048[10]	8	7
Fannie Mae Pool #BK9761 4.50% 2048[10]	5	5
Fannie Mae Pool #FM3280 3.50% 2049[10]	39	36
Fannie Mae Pool #CA5540 3.00% 2050[10]	3,293	2,897
Fannie Mae Pool #CA6309 3.00% 2050[10]	388	344
Fannie Mae Pool #FS0647 3.00% 2052[10]	1,041	923
Fannie Mae Pool #BF0142 5.50% 2056[10]	402	413
Fannie Mae Pool #BF0342 5.50% 2059[10]	275	281
Fannie Mae Pool #BF0497 3.00% 2060[10]	473	412
Freddie Mac Pool #Q15874 4.00% 2043[10]	1	1
American Funds Insurance Series — Capital Income Builder — Page 79 of 255

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G67711 4.00% 2048[10]	USD242	$229
Freddie Mac Pool #Q56599 4.00% 2048[10]	29	27
Freddie Mac Pool #Q55971 4.00% 2048[10]	20	19
Freddie Mac Pool #Q56175 4.00% 2048[10]	19	18
Freddie Mac Pool #Q55970 4.00% 2048[10]	10	9
Freddie Mac Pool #Q58411 4.50% 2048[10]	55	54
Freddie Mac Pool #Q58436 4.50% 2048[10]	28	28
Freddie Mac Pool #Q58378 4.50% 2048[10]	21	20
Freddie Mac Pool #Q57242 4.50% 2048[10]	14	14
Freddie Mac Pool #ZT1704 4.50% 2049[10]	1,275	1,244
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[10]	242	227
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[10,11]	238	224
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,11]	118	111
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[10,11]	100	92
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[10]	82	76
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[10]	21	20
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[10]	1,022	943
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[10]	650	620
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[10]	424	405
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[10]	19	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[10]	10	9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[10]	953	910
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[10]	1,334	1,233
Government National Mortgage Assn. 4.00% 2052[10,12]	6,312	5,896
Government National Mortgage Assn. 4.50% 2052[10,12]	1,245	1,192
Government National Mortgage Assn. 5.00% 2052[10,12]	9,111	8,920
Government National Mortgage Assn. 5.50% 2052[10,12]	917	916
Government National Mortgage Assn. 5.50% 2052[10,12]	100	100
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[10]	470	458
Government National Mortgage Assn. Pool #694836 5.665% 2059[10]	1	1
Government National Mortgage Assn. Pool #765152 4.14% 2061[10]	—[5]	—[5]
Government National Mortgage Assn. Pool #766525 4.70% 2062[10]	—[5]	—[5]
Government National Mortgage Assn. Pool #725893 5.20% 2064[10]	—[5]	—[5]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[10]	1	1
Uniform Mortgage-Backed Security 2.50% 2037[10,12]	1,608	1,456
Uniform Mortgage-Backed Security 3.00% 2052[10,12]	2,055	1,789
Uniform Mortgage-Backed Security 3.50% 2052[10,12]	1,727	1,555
Uniform Mortgage-Backed Security 4.00% 2052[10,12]	2,838	2,634
Uniform Mortgage-Backed Security 4.50% 2052[10,12]	12,901	12,294
Uniform Mortgage-Backed Security 5.00% 2052[10,12]	9,376	9,136
Uniform Mortgage-Backed Security 5.50% 2052[10,12]	13,320	13,243
Uniform Mortgage-Backed Security 6.00% 2052[10,12]	470	478
		72,220
Collateralized mortgage-backed obligations (privately originated) 0.50%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,10,11]	149	128
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[1,10,11]	87	78
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,10]	92	83
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,10,11]	81	79
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,10,11]	144	136
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,10,11]	112	106
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,10,11]	192	182
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,10,11]	11	10
American Funds Insurance Series — Capital Income Builder — Page 80 of 255

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 3.031% 2041[1,10,11]	USD10	$10
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[1,10,11]	147	145
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[1,10]	67	66
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[1,10]	60	61
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,10,11]	119	95
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 7.784% 2028[10,11]	269	276
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[1,10,11]	159	158
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 4.435% 2042[1,10,11]	36	36
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 4.481% 2042[1,10,11]	91	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 5.985% 2042[1,10,11]	64	62
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 4.784% 2050[1,10,11]	210	208
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 4.934% 2050[1,10,11]	437	430
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 8.184% 2050[1,10,11]	112	114
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 9.084% 2050[1,10,11]	175	181
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[1,10]	199	187
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,10,11]	80	75
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,10,13]	204	194
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,10,13]	136	126
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.934% 2055[1,10,11]	202	195
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 3.864% 2022[1,10,11]	353	338
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 3.834% 2055[1,10,11]	281	275
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[1,10]	100	91
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,10,11]	75	72
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,10,11]	24	24
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,10,11]	43	42
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,10,11]	22	21
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,10,11]	52	50
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,10,11]	26	25
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,10]	490	439
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,3]	100	89
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 2038[1,10]	196	172
		5,149
Commercial mortgage-backed securities 0.36%
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 4.615% 2039[1,10,11]	110	108
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 4.743% 2037[1,10,11]	329	325
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 4.96% 2027[1,10,11]	332	329
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 3.518% 2036[1,10,11]	548	524
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 3.717% 2036[1,10,11]	266	253
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 4.464% 2036[1,10,11]	100	93
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 4.336% 2037[1,10,11]	166	162
American Funds Insurance Series — Capital Income Builder — Page 81 of 255

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 3.488% 2038[1,10,11]	USD173	$165
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 4.218% 2038[1,10,11]	99	93
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 4.318% 2038[1,10,11]	100	95
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 5.296% 2039[1,10,11]	100	100
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.898% 2038[1,10,11]	99	96
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 3.738% 2025[1,10,11]	229	222
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 3.968% 2038[1,10,11]	300	293
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 2039[1,10,11]	100	83
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 4.569% 2039[1,10,11]	124	120
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.868% 2038[1,10,11]	179	173
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 6.334% 2049[1,10,11]	146	139
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 3.549% 2038[1,10,11]	361	345
		3,718
Total mortgage-backed obligations		81,087
Corporate bonds, notes & loans 1.88% Energy 0.33%
Apache Corp. 4.25% 2030	385	337
Baker Hughes Co. 2.061% 2026	8	7
BP Capital Markets America, Inc. 3.633% 2030	360	324
Cenovus Energy, Inc. 5.40% 2047	75	64
Diamondback Energy, Inc. 4.25% 2052	57	42
Energy Transfer Operating, LP 5.00% 2050	35	27
Energy Transfer Partners, LP 5.30% 2047	10	8
EQT Corp. 5.00% 2029	35	33
EQT Corp. 3.625% 2031[1]	20	17
Equinor ASA 2.375% 2030	365	304
Exxon Mobil Corp. 2.995% 2039	200	149
Exxon Mobil Corp. 3.452% 2051	25	19
Kinder Morgan, Inc. 5.45% 2052	11	10
MPLX, LP 4.95% 2032	20	18
MPLX, LP 5.50% 2049	357	304
MPLX, LP 4.95% 2052	20	16
New Fortress Energy, Inc. 6.50% 2026[1]	80	74
NGL Energy Operating, LLC 7.50% 2026[1]	80	71
ONEOK, Inc. 3.10% 2030	42	34
ONEOK, Inc. 4.95% 2047	51	39
ONEOK, Inc. 7.15% 2051	97	93
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	96
Petróleos Mexicanos 6.50% 2029	20	15
Petróleos Mexicanos 8.75% 2029[1]	177	151
Sabine Pass Liquefaction, LLC 4.50% 2030	142	130
Shell International Finance BV 2.00% 2024	420	399
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[13]	540	504
TransCanada PipeLines, Ltd. 5.10% 2049	150	133
Williams Companies, Inc. 5.30% 2052	40	35
		3,453
American Funds Insurance Series — Capital Income Builder — Page 82 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.30%	Principal amount (000)	Value (000)
AbbVie, Inc. 3.20% 2029	USD25	$22
AbbVie, Inc. 4.25% 2049	39	31
Amgen, Inc. 4.05% 2029	145	133
Amgen, Inc. 3.35% 2032	37	32
Amgen, Inc. 4.20% 2033	100	91
Amgen, Inc. 4.20% 2052	19	15
Amgen, Inc. 4.875% 2053	45	40
AstraZeneca PLC 3.375% 2025	200	191
AstraZeneca PLC 3.00% 2051	11	8
Centene Corp. 4.625% 2029	530	477
Centene Corp. 3.375% 2030	179	147
Centene Corp. 2.625% 2031	40	30
Gilead Sciences, Inc. 1.65% 2030	8	6
HCA, Inc. 2.375% 2031	18	13
Humana, Inc. 3.70% 2029	12	11
Merck & Co., Inc. 1.70% 2027	118	103
Merck & Co., Inc. 3.40% 2029	110	101
Regeneron Pharmaceuticals, Inc. 1.75% 2030	8	6
Regeneron Pharmaceuticals, Inc. 2.80% 2050	2	1
Shire PLC 3.20% 2026	270	249
Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	681
Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	534
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	180
		3,102
Communication services 0.26%
América Móvil, SAB de CV, 8.46% 2036	MXN1,300	54
AT&T, Inc. 3.50% 2041	USD75	54
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	360	277
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	25	19
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	175	126
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	25	15
Magallanes, Inc. 4.279% 2032[1]	56	46
Magallanes, Inc. 5.05% 2042[1]	47	35
Magallanes, Inc. 5.141% 2052[1]	88	64
Meta Platforms, Inc. 3.85% 2032[1]	160	141
Meta Platforms, Inc. 4.45% 2052[1]	95	78
Netflix, Inc. 4.875% 2028	150	141
SBA Tower Trust 1.631% 2026[1]	253	216
Sprint Corp. 6.875% 2028	325	334
Sprint Corp. 8.75% 2032	143	166
T-Mobile US, Inc. 3.875% 2030	625	555
T-Mobile US, Inc. 2.55% 2031	253	201
Verizon Communications, Inc. 1.75% 2031	142	107
Walt Disney Company 4.625% 2040	120	108
		2,737
Utilities 0.25%
AEP Transmission Co., LLC 3.80% 2049	45	34
Edison International 4.125% 2028	132	118
FirstEnergy Corp. 2.25% 2030	107	83
FirstEnergy Corp. 2.65% 2030	493	399
ITC Holdings Corp. 4.95% 2027[1]	25	24
Pacific Gas and Electric Co. 3.25% 2024	1,025	990
American Funds Insurance Series — Capital Income Builder — Page 83 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 2.95% 2026	USD97	$86
Pacific Gas and Electric Co. 3.75% 2028	105	89
Pacific Gas and Electric Co. 4.65% 2028	284	251
Pacific Gas and Electric Co. 2.50% 2031	375	273
Southern California Edison Co., Series C, 3.60% 2045	206	141
Union Electric Co. 3.90% 2052	25	20
WEC Energy Group, Inc. 5.15% 2027	25	25
		2,533
Consumer discretionary 0.21%
Bayerische Motoren Werke AG 3.45% 2027[1]	25	23
Bayerische Motoren Werke AG 4.15% 2030[1]	290	268
Bayerische Motoren Werke AG 3.70% 2032[1]	25	22
Daimler Trucks Finance North America, LLC 1.125% 2023[1]	495	472
Daimler Trucks Finance North America, LLC 1.625% 2024[1]	175	162
Daimler Trucks Finance North America, LLC 2.375% 2028[1]	150	123
Daimler Trucks Finance North America, LLC 2.50% 2031[1]	150	114
Ford Motor Co. 2.30% 2025	200	177
Ford Motor Credit Company, LLC 5.125% 2025	200	189
Grand Canyon University 4.125% 2024	200	185
Lowe’s Companies, Inc. 5.625% 2053	35	32
McDonald’s Corp. 4.60% 2032	15	14
McDonald’s Corp. 5.15% 2052	10	9
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	250	256
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	160	170
		2,216
Financials 0.18%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	150	113
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[13]	82	75
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[13]	40	39
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[13]	231	171
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[13]	84	78
Charles Schwab Corp. 2.45% 2027	25	23
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[13]	35	28
CME Group, Inc. 2.65% 2032	50	41
Corebridge Financial, Inc. 3.85% 2029[1]	180	159
Corebridge Financial, Inc. 3.90% 2032[1]	32	27
Corebridge Financial, Inc. 4.35% 2042[1]	7	5
Corebridge Financial, Inc. 4.40% 2052[1]	49	37
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,13]	200	178
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[13]	75	58
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[13]	40	32
Intercontinental Exchange, Inc. 4.60% 2033	18	17
Intercontinental Exchange, Inc. 4.95% 2052	16	14
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[13]	40	38
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[13]	227	168
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[13]	17	13
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[13]	25	23
JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 6.276% junior subordinated perpetual bonds[11]	105	105
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[13]	20	19
Navient Corp. 5.00% 2027	150	123
New York Life Global Funding 3.00% 2028[1]	150	137
American Funds Insurance Series — Capital Income Builder — Page 84 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[13]	USD38	$28
Wells Fargo & Company 4.808% 2028 (USD-SOFR + 1.98% on 7/25/2027)[13]	45	43
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[13]	105	85
Wells Fargo & Company 4.897% 2033 (USD-SOFR + 4.897% on 7/25/2032)[13]	35	32
		1,909
Industrials 0.11%
Ashtead Capital, Inc. 5.50% 2032[1]	200	186
Boeing Company 4.508% 2023	270	269
Boeing Company 2.75% 2026	91	83
Boeing Company 3.625% 2031	280	233
Boeing Company 5.805% 2050	95	83
Canadian Pacific Railway, Ltd. 2.45% 2031	78	63
Canadian Pacific Railway, Ltd. 3.10% 2051	102	67
CSX Corp. 4.75% 2048	50	44
CSX Corp. 4.50% 2052	35	29
Masco Corp. 3.125% 2051	10	6
Union Pacific Corp. 2.80% 2032	17	14
Union Pacific Corp. 3.50% 2053	20	15
		1,092
Consumer staples 0.11%
7-Eleven, Inc. 0.80% 2024[1]	50	47
7-Eleven, Inc. 0.95% 2026[1]	60	52
7-Eleven, Inc. 1.30% 2028[1]	45	36
7-Eleven, Inc. 1.80% 2031[1]	325	242
Altria Group, Inc. 3.875% 2046	22	14
Altria Group, Inc. 3.70% 2051	28	17
Anheuser-Busch InBev NV 4.50% 2050	20	17
British American Tobacco PLC 4.70% 2027	105	98
British American Tobacco PLC 4.448% 2028	150	134
British American Tobacco PLC 4.54% 2047	82	54
British American Tobacco PLC 4.758% 2049	121	83
Kraft Heinz Company 3.00% 2026	93	86
Kraft Heinz Company 4.875% 2049	170	140
Kraft Heinz Company 5.50% 2050	75	68
		1,088
Information technology 0.08%
Apple, Inc. 3.35% 2032	20	18
Apple, Inc. 3.95% 2052	20	17
Broadcom, Inc. 4.00% 2029[1]	3	3
Broadcom, Inc. 4.15% 2032[1]	11	9
Broadcom, Inc. 3.137% 2035[1]	2	1
Broadcom, Inc. 3.75% 2051[1]	91	60
Lenovo Group, Ltd. 5.875% 2025	400	396
Oracle Corp. 2.875% 2031	140	110
Oracle Corp. 3.60% 2050	150	94
ServiceNow, Inc. 1.40% 2030	130	96
		804
American Funds Insurance Series — Capital Income Builder — Page 85 of 255

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.03%	Principal amount (000)	Value (000)
Celanese US Holdings, LLC 6.379% 2032	USD10	$9
Dow Chemical Co. 3.60% 2050	75	51
International Flavors & Fragrances, Inc. 1.832% 2027[1]	100	82
International Flavors & Fragrances, Inc. 3.468% 2050[1]	10	7
LYB International Finance III, LLC 4.20% 2050	49	35
LYB International Finance III, LLC 3.625% 2051	102	67
South32 Treasury (USA), Ltd. 4.35% 2032[1]	10	9
		260
Real estate 0.02%
American Tower Corp. 4.05% 2032	11	10
Equinix, Inc. 1.55% 2028	25	20
Equinix, Inc. 3.20% 2029	144	122
Equinix, Inc. 2.50% 2031	47	36
		188
Total corporate bonds, notes & loans		19,382
Asset-backed obligations 0.81%
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[1,10]	197	176
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	100	90
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[1,10]	134	130
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 2027[10]	100	98
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[1,10]	86	83
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[1,10]	88	84
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[1,10]	100	96
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 3.434% 2025[10,11]	150	150
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[1,10]	77	72
CarMaxAuto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 3.055% 2025[10,11]	103	103
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]	359	319
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]	90	75
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]	92	81
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	92	75
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]	323	278
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 2062[1,10]	500	481
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[10]	60	60
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 2024[10]	49	49
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,10]	131	124
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 2.885% 2025[10,11]	73	73
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[1,10]	36	36
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[1,10]	547	485
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[1,10]	89	76
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	138	129
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 2.994% 2024[10,11]	76	76
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 2.885% 2025[10,11]	78	78
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,10]	247	226
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]	100	92
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,10]	268	230
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]	100	86
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]	100	84
American Funds Insurance Series — Capital Income Builder — Page 86 of 255

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 2.865% 2025[10,11]	USD100	$100
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,10]	49	43
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,10]	149	128
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]	223	197
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]	446	398
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 3.733% 2062[1,10,11]	233	225
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,10]	935	793
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[10]	199	193
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 2.965% 2024[10,11]	250	250
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]	100	92
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[1,10]	100	89
PFS Financing Corp., Series 2022-D, Class A, 4.27% 2027[1,10]	100	97
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 2025[10]	180	179
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]	78	66
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,10]	217	193
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,10,11]	335	295
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (1-month USD-SOFR + 0.57%) 2.855% 2025[10,11]	27	27
Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[10,13]	160	157
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[10]	110	109
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[1,10]	494	489
		8,415
Bonds & notes of governments & government agencies outside the U.S. 0.07%
Peru (Republic of) 2.783% 2031	190	151
Portuguese Republic 5.125% 2024	18	18
Qatar (State of) 4.50% 2028	200	198
Saudi Arabia (Kingdom of) 3.625% 2028	200	190
United Mexican States 3.25% 2030	200	167
		724
Municipals 0.02% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	15	12
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	214
Total municipals		226
Total bonds, notes & other debt instruments (cost: $229,364,000)		212,590
Short-term securities 11.41% Money market investments 10.79%	Shares
Capital Group Central Cash Fund 2.81%[7,14]	1,115,094	111,499
Money market investments purchased with collateral from securities on loan 0.62%
Capital Group Central Cash Fund 2.81%[7,14,15]	35,832	3,583
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[14,15]	574,276	575
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[14,15]	573,244	573
American Funds Insurance Series — Capital Income Builder — Page 87 of 255

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Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[14,15]	573,244	$573
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[14,15]	573,244	573
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[14,15]	573,244	573
		6,450
Total short-term securities (cost: $117,940,000)		117,949
Total investment securities 106.38% (cost: $1,089,353,000)		1,099,744
Other assets less liabilities (6.38)%		(65,970)
Net assets 100.00%		$1,033,774
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	226	December 2022	USD46,418	$(395)
5 Year U.S. Treasury Note Futures	Long	239	December 2022	25,694	(844)
10 Year Ultra U.S. Treasury Note Futures	Long	1	December 2022	119	(4)
10 Year U.S. Treasury Note Futures	Short	7	December 2022	(784)	4
20 Year U.S. Treasury Bond Futures	Long	12	December 2022	1,517	(109)
30 Year Ultra U.S. Treasury Bond Futures	Long	70	December 2022	9,590	(834)
					$(2,182)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	USD5,215	$(64)	$—	$(64)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	5,635	(68)	—	(68)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	(71)	—	(71)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	(12)	—	(12)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	(56)	—	(56)
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	7,200	1,570	—	1,570
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	805	374	—	374
						$1,673	$—	$1,673
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[16] (000)	Value at 9/30/2022[17] (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2022 (000)
5.00%	Quarterly	CDX.NA.HY.38	6/20/2027	USD6,138	$(145)	$175	$(320)
American Funds Insurance Series — Capital Income Builder — Page 88 of 255

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Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Investment funds 2.84%
Capital Group Central Corporate Bond Fund	$30,304	$6,451	$943	$(143)	$(6,370)	$29,299	$642
Short-term securities 11.13%
Money market investments 10.78%
Capital Group Central Cash Fund 2.81%[14]	42,892	215,207	146,591	(14)	5	111,499	777
Money market investments purchased with collateral from securities on loan 0.35%
Capital Group Central Cash Fund 2.81%[14,15]	1,954	1,629[18]				3,583	—[19]
Total short-term securities						115,082
Total 13.97%				$(157)	$(6,365)	$144,381	$1,419
Restricted securities6

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Sberbank of Russia PJSC[3,4]	6/14/2022	$598	$—[5]	.00%
Gazprom PJSC[3]	7/19/2022	2,557	—[5]	.00
Total		$3,155	$—[5]	.00%
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,811,000, which represented 2.01% of the net assets of the fund.
[2]	All or a portion of this security was on loan. The total value of all such securities was $6,867,000, which represented .66% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Security did not produce income during the last 12 months.
[5]	Amount less than one thousand.
[6]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale. The total value of all such restricted securities was less than $1,000, which represented less than 0.01% of the net assets of the fund.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,184,000, which represented .21% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Purchased on a TBA basis.
[13]	Step bond; coupon rate may change at a later date.
[14]	Rate represents the seven-day yield at 9/30/2022.
[15]	Security purchased with cash collateral from securities on loan.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[18]	Represents net activity.
[19]	Dividend income is included with securities lending income and is not shown in this table.
American Funds Insurance Series — Capital Income Builder — Page 89 of 255

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Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
EFFR = Effective Federal Funds Rate
EUR = Euros
G.O. = General Obligation
GBP = British pounds

GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

American Funds Insurance Series — Capital Income Builder — Page 90 of 255

Asset Allocation Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 66.26% Health care 12.89%	Shares	Value (000)
UnitedHealth Group, Inc.	1,022,800	$516,555
Johnson & Johnson	2,030,000	331,621
Humana, Inc.	500,000	242,595
Cigna Corp.	775,000	215,039
Pfizer, Inc.	4,584,556	200,620
Gilead Sciences, Inc.	2,665,000	164,404
AbbVie, Inc.	1,221,978	164,002
CVS Health Corp.	1,653,000	157,647
Abbott Laboratories	1,600,000	154,816
Regeneron Pharmaceuticals, Inc.[1]	214,600	147,831
Vertex Pharmaceuticals, Inc.[1]	505,500	146,362
Eli Lilly and Company	400,469	129,492
Bristol-Myers Squibb Company	1,374,818	97,736
Centene Corp.[1]	818,015	63,650
Thermo Fisher Scientific, Inc.	116,000	58,834
Alnylam Pharmaceuticals, Inc.[1]	261,834	52,409
AbCellera Biologics, Inc.[1,2]	2,871,293	28,397
Novo Nordisk A/S, Class B	240,499	23,971
Rotech Healthcare, Inc.[1,3,4]	184,138	19,703
Elevance Health, Inc.	37,542	17,053
Zoetis, Inc., Class A	95,618	14,179
AstraZeneca PLC (ADR)	249,881	13,703
Karuna Therapeutics, Inc.[1]	57,100	12,843
Horizon Therapeutics PLC[1]	192,328	11,903
Ultragenyx Pharmaceutical, Inc.[1]	217,400	9,003
		2,994,368
Financials 9.66%
Aon PLC, Class A	807,600	216,332
Apollo Asset Management, Inc.	3,886,410	180,718
Chubb, Ltd.	800,000	145,504
CME Group, Inc., Class A	789,700	139,880
First Republic Bank	1,000,000	130,550
Synchrony Financial	4,100,000	115,579
Toronto-Dominion Bank (CAD denominated)	1,665,727	102,161
JPMorgan Chase & Co.	973,100	101,689
Bank of America Corp.	3,200,000	96,640
KKR & Co., Inc.	2,091,468	89,933
Capital One Financial Corp.	875,000	80,649
Western Alliance Bancorporation	1,182,849	77,760
M&T Bank Corp.	375,000	66,120
Wells Fargo & Company	1,570,000	63,145
Ares Management Corp., Class A	1,015,403	62,904
Nasdaq, Inc.	1,098,300	62,252
Blue Owl Capital, Inc., Class A	6,623,054	61,131
Discover Financial Services	600,000	54,552
American Funds Insurance Series — Asset Allocation Fund — Page 91 of 255

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Common stocks (continued) Financials (continued)	Shares	Value (000)
Brookfield Asset Management, Inc., Class A	1,260,000	$51,521
Intercontinental Exchange, Inc.	538,487	48,652
SLM Corp.	3,345,000	46,796
Fifth Third Bancorp	1,191,000	38,064
The Bank of N.T. Butterfield & Son, Ltd.	1,120,585	36,374
S&P Global, Inc.	118,700	36,245
EQT AB	1,446,647	27,831
Antin Infrastructure Partners SA	1,243,300	25,847
Blackstone, Inc., nonvoting shares	237,500	19,879
Arthur J. Gallagher & Co.	95,624	16,373
Progressive Corp.	105,000	12,202
Bridgepoint Group PLC	5,809,554	12,107
OneMain Holdings, Inc.	300,000	8,856
Islandsbanki hf.	9,555,235	8,026
Hong Kong Exchanges and Clearing, Ltd.	170,000	5,772
Jonah Energy Parent, LLC[3]	32,117	2,291
Sberbank of Russia PJSC[1,3,4]	8,880,000	—[5]
		2,244,335
Information technology 9.36%
Microsoft Corp.	3,855,454	897,935
Broadcom, Inc.	1,284,321	570,252
ASML Holding NV (New York registered) (ADR)	341,764	141,952
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,020,000	138,491
MKS Instruments, Inc.	1,600,000	132,224
Mastercard, Inc., Class A	195,977	55,724
MicroStrategy, Inc., Class A1	203,897	43,279
NVIDIA Corp.	332,696	40,386
MediaTek, Inc.	1,463,000	25,462
DocuSign, Inc.[1]	440,000	23,527
Paychex, Inc.	205,595	23,070
Apple, Inc.	150,000	20,730
GoDaddy, Inc., Class A1	281,000	19,917
KLA Corp.	49,000	14,829
Snowflake, Inc., Class A1	85,810	14,584
Applied Materials, Inc.	135,000	11,061
		2,173,423
Consumer discretionary 8.71%
Aramark	11,375,152	354,905
Home Depot, Inc.	1,226,200	338,358
Amazon.com, Inc.[1]	2,371,740	268,007
General Motors Company	6,325,000	202,969
Dollar General Corp.	612,848	146,998
LVMH Moët Hennessy-Louis Vuitton SE	224,596	132,025
Booking Holdings, Inc.[1]	72,045	118,385
Target Corp.	750,000	111,293
Etsy, Inc.[1]	840,578	84,167
Lennar Corp., Class A	1,000,000	74,550
D.R. Horton, Inc.	870,000	58,595
Royal Caribbean Cruises, Ltd.[1]	1,470,324	55,725
YUM! Brands, Inc.	277,000	29,456
Darden Restaurants, Inc.	142,000	17,937
Chipotle Mexican Grill, Inc.[1]	9,709	14,590
American Funds Insurance Series — Asset Allocation Fund — Page 92 of 255

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Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Xpeng, Inc., Class A (ADR)[1]	703,800	$8,410
Dr. Martens PLC	2,375,000	5,820
		2,022,190
Consumer staples 5.95%
Philip Morris International, Inc.	8,992,421	746,461
Nestlé SA	1,954,200	211,600
Archer Daniels Midland Company	1,880,000	151,246
British American Tobacco PLC (ADR)	2,634,146	93,512
British American Tobacco PLC	1,400,000	50,063
Altria Group, Inc.	1,570,000	63,397
Avenue Supermarts, Ltd.[1]	970,539	52,122
Costco Wholesale Corp.	26,000	12,279
		1,380,680
Industrials 5.88%
Northrop Grumman Corp.	853,553	401,443
Lockheed Martin Corp.	594,500	229,649
L3Harris Technologies, Inc.	1,094,000	227,366
Boeing Company[1]	1,716,206	207,798
Caterpillar, Inc.	618,000	101,402
CSX Corp.	2,628,369	70,020
Raytheon Technologies Corp.	395,000	32,335
Huntington Ingalls Industries, Inc.	100,000	22,150
General Electric Co.	288,000	17,830
AMETEK, Inc.	140,000	15,877
Storskogen Group AB, Class B	18,392,361	14,742
Chart Industries, Inc.[1]	68,000	12,536
Copart, Inc.[1]	116,000	12,342
		1,365,490
Communication services 4.79%
Alphabet, Inc., Class C1	3,655,160	351,443
Alphabet, Inc., Class A1	1,269,460	121,424
Charter Communications, Inc., Class A1	821,000	249,050
Meta Platforms, Inc., Class A1	1,383,348	187,693
Netflix, Inc.[1]	384,527	90,533
Comcast Corp., Class A	2,874,400	84,306
Activision Blizzard, Inc.	320,000	23,789
Electronic Arts, Inc.	35,000	4,050
		1,112,288
Energy 3.80%
Canadian Natural Resources, Ltd. (CAD denominated)	7,565,100	352,145
Pioneer Natural Resources Company	782,000	169,327
ConocoPhillips	1,252,000	128,130
Cenovus Energy, Inc. (CAD denominated)	7,500,000	115,213
Hess Corp.	400,000	43,596
Chevron Corp.	270,000	38,791
TC Energy Corp.	631,700	25,451
Equitrans Midstream Corp.	718,490	5,374
Diamond Offshore Drilling, Inc.[1,2]	333,458	2,211
Chesapeake Energy Corp.	22,089	2,081
Earthstone Energy, Inc., Class A1	2,033	25
McDermott International, Ltd.[1]	40,219	18
American Funds Insurance Series — Asset Allocation Fund — Page 93 of 255

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Common stocks (continued) Energy (continued)	Shares	Value (000)
Constellation Oil Services Holding SA, Class B-1[1,3]	480,336	$—[5]
Bighorn Permian Resources, LLC[1,3]	4,392	—[5]
		882,362
Materials 3.32%
Corteva, Inc.	3,900,000	222,885
Mosaic Co.	1,940,000	93,760
Nucor Corp.	700,000	74,893
Royal Gold, Inc.	700,000	65,674
Wheaton Precious Metals Corp.	1,785,000	57,763
First Quantum Minerals, Ltd.	3,220,000	54,663
Linde PLC	168,541	45,437
Franco-Nevada Corp.	347,089	41,459
ATI, Inc.[1]	1,350,000	35,924
Nutrien, Ltd. (CAD denominated)	400,272	33,381
Vale SA, ordinary nominative shares	1,750,000	23,371
Sherwin-Williams Company	54,700	11,200
Newmont Corp.	258,158	10,850
		771,260
Real estate 1.29%
VICI Properties, Inc. REIT	5,818,585	173,685
Gaming and Leisure Properties, Inc. REIT	1,593,566	70,499
Equinix, Inc. REIT	53,245	30,288
Crown Castle, Inc. REIT	166,000	23,995
		298,467
Utilities 0.61%
CenterPoint Energy, Inc.	1,474,892	41,563
Exelon Corp.	779,231	29,190
AES Corp.	983,067	22,217
Sempra Energy	132,039	19,798
Evergy, Inc.	298,000	17,701
Constellation Energy Corp.	138,666	11,536
		142,005
Total common stocks (cost: $12,158,093,000)		15,386,868
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,6]	450	144
Total preferred securities (cost: $466,000)		144
Rights & warrants 0.00% Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 2071[1,3]	4	—[5]
Total rights & warrants (cost: $0)		—[5]
American Funds Insurance Series — Asset Allocation Fund — Page 94 of 255

unaudited
Convertible stocks 0.21% Health care 0.21%	Shares	Value (000)
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[3,4]	50,000	$50,000
Total convertible stocks (cost: $50,000,000)		50,000
Investment funds 5.88%
Capital Group Central Corporate Bond Fund[7]	171,201,501	1,364,476
Total investment funds (cost: $1,713,942,000)		1,364,476
Bonds, notes & other debt instruments 23.33% Mortgage-backed obligations 7.78% Federal agency mortgage-backed obligations 7.16%	Principal amount (000)
Fannie Mae Pool #AD7072 4.00% 2025[8]	USD2	2
Fannie Mae Pool #AE2321 4.00% 2025[8]	1	1
Fannie Mae Pool #AE3069 4.00% 2025[8]	1	1
Fannie Mae Pool #AH6431 4.00% 2026[8]	197	191
Fannie Mae Pool #890329 4.00% 2026[8]	31	30
Fannie Mae Pool #AH5618 4.00% 2026[8]	2	2
Fannie Mae Pool #AH0829 4.00% 2026[8]	1	1
Fannie Mae Pool #MA1109 4.00% 2027[8]	3	2
Fannie Mae Pool #MA3653 3.00% 2029[8]	14	13
Fannie Mae Pool #AL8347 4.00% 2029[8]	213	206
Fannie Mae Pool #254767 5.50% 2033[8]	214	220
Fannie Mae Pool #555956 5.50% 2033[8]	137	141
Fannie Mae Pool #BN1085 4.00% 2034[8]	421	409
Fannie Mae Pool #BN3172 4.00% 2034[8]	164	159
Fannie Mae Pool #AS8554 3.00% 2036[8]	6,166	5,642
Fannie Mae Pool #929185 5.50% 2036[8]	390	403
Fannie Mae Pool #893641 6.00% 2036[8]	786	827
Fannie Mae Pool #893688 6.00% 2036[8]	166	175
Fannie Mae Pool #907239 6.00% 2036[8]	55	58
Fannie Mae Pool #AD0249 5.50% 2037[8]	115	118
Fannie Mae Pool #190379 5.50% 2037[8]	57	59
Fannie Mae Pool #924952 6.00% 2037[8]	876	922
Fannie Mae Pool #888292 6.00% 2037[8]	590	621
Fannie Mae Pool #928031 6.00% 2037[8]	68	71
Fannie Mae Pool #888637 6.00% 2037[8]	10	11
Fannie Mae Pool #AD0119 6.00% 2038[8]	960	1,011
Fannie Mae Pool #AD0095 6.00% 2038[8]	715	754
Fannie Mae Pool #995674 6.00% 2038[8]	320	337
Fannie Mae Pool #AE0021 6.00% 2038[8]	292	309
Fannie Mae Pool #AL7164 6.00% 2038[8]	199	205
Fannie Mae Pool #AB0538 6.00% 2038[8]	112	118
Fannie Mae Pool #889983 6.00% 2038[8]	19	20
Fannie Mae Pool #995391 6.00% 2038[8]	15	15
Fannie Mae Pool #995224 6.00% 2038[8]	8	9
Fannie Mae Pool #AD0833 6.00% 2039[8]	—[5]	—[5]
Fannie Mae Pool #AL0013 6.00% 2040[8]	192	202
Fannie Mae Pool #AL0309 6.00% 2040[8]	66	70
Fannie Mae Pool #MA4501 2.00% 2041[8]	8,971	7,519
Fannie Mae Pool #MA4387 2.00% 2041[8]	7,810	6,553
Fannie Mae Pool #AB4536 6.00% 2041[8]	451	471
Fannie Mae Pool #AL7228 6.00% 2041[8]	253	261
American Funds Insurance Series — Asset Allocation Fund — Page 95 of 255

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0305 1.50% 2042[8]	USD23,229	$18,608
Fannie Mae Pool #MA4520 2.00% 2042[8]	15,207	12,746
Fannie Mae Pool #AP2131 3.50% 2042[8]	3,214	2,948
Fannie Mae Pool #AU8813 4.00% 2043[8]	2,266	2,155
Fannie Mae Pool #AU9348 4.00% 2043[8]	1,318	1,256
Fannie Mae Pool #AU9350 4.00% 2043[8]	1,063	1,011
Fannie Mae Pool #FM9416 3.50% 2045[8]	9,116	8,341
Fannie Mae Pool #AL8773 3.50% 2045[8]	5,425	4,989
Fannie Mae Pool #AL8354 3.50% 2045[8]	1,359	1,250
Fannie Mae Pool #AS8310 3.00% 2046[8]	385	342
Fannie Mae Pool #AL8522 3.50% 2046[8]	2,875	2,645
Fannie Mae Pool #BD9699 3.50% 2046[8]	1,491	1,364
Fannie Mae Pool #BD9307 4.00% 2046[8]	1,329	1,261
Fannie Mae Pool #BC7611 4.00% 2046[8]	114	108
Fannie Mae Pool #BM1179 3.00% 2047[8]	494	440
Fannie Mae Pool #BE1290 3.50% 2047[8]	2,174	1,989
Fannie Mae Pool #CA0770 3.50% 2047[8]	1,585	1,453
Fannie Mae Pool #MA3211 4.00% 2047[8]	2,738	2,598
Fannie Mae Pool #257036 7.00% 2047[8]	6	6
Fannie Mae Pool #256975 7.00% 2047[8]	2	2
Fannie Mae Pool #FM3278 3.50% 2048[8]	17,330	15,868
Fannie Mae Pool #BK5255 4.00% 2048[8]	12	12
Fannie Mae Pool #MA3277 4.00% 2048[8]	11	11
Fannie Mae Pool #CA4756 3.00% 2049[8]	1,793	1,584
Fannie Mae Pool #FM3280 3.50% 2049[8]	2,382	2,180
Fannie Mae Pool #CA5968 2.50% 2050[8]	5,808	4,962
Fannie Mae Pool #CA7599 2.50% 2050[8]	1,648	1,397
Fannie Mae Pool #FM4897 3.00% 2050[8]	15,109	13,413
Fannie Mae Pool #CB2375 2.50% 2051[8]	8,140	6,894
Fannie Mae Pool #CA8828 2.50% 2051[8]	4,105	3,497
Fannie Mae Pool #CB2319 2.50% 2051[8]	200	169
Fannie Mae Pool #BT9510 2.50% 2051[8]	96	81
Fannie Mae Pool #BT9483 2.50% 2051[8]	96	81
Fannie Mae Pool #CB2372 2.50% 2051[8]	95	80
Fannie Mae Pool #FM8453 3.00% 2051[8]	5,016	4,425
Fannie Mae Pool #FS0647 3.00% 2052[8]	69,580	61,691
Fannie Mae Pool #BF0497 3.00% 2060[8]	4,272	3,716
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[8]	88	90
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[8]	25	27
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.343% 2023[8,9]	2,102	2,081
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[8,9]	2,215	2,187
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[8,9]	3,867	3,762
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[8,9]	1,624	1,599
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.554% 2026[8,9]	7,429	6,824
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[8,9]	2,653	2,491
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	42	35
Freddie Mac Pool #C91912 3.00% 2037[8]	11,354	10,407
Freddie Mac Pool #G03978 5.00% 2038[8]	441	445
Freddie Mac Pool #G04553 6.50% 2038[8]	52	54
Freddie Mac Pool #G08347 4.50% 2039[8]	69	68
Freddie Mac Pool #C03518 5.00% 2040[8]	577	583
Freddie Mac Pool #Q05807 4.00% 2042[8]	1,699	1,614
Freddie Mac Pool #Q23185 4.00% 2043[8]	1,339	1,277
Freddie Mac Pool #Q23190 4.00% 2043[8]	800	764
American Funds Insurance Series — Asset Allocation Fund — Page 96 of 255

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #760014 2.77% 2045[8,9]	USD185	$181
Freddie Mac Pool #Q37988 4.00% 2045[8]	6,038	5,723
Freddie Mac Pool #G60344 4.00% 2045[8]	5,089	4,858
Freddie Mac Pool #Z40130 3.00% 2046[8]	4,598	4,129
Freddie Mac Pool #Q41909 4.50% 2046[8]	244	236
Freddie Mac Pool #Q41090 4.50% 2046[8]	205	198
Freddie Mac Pool #760015 2.546% 2047[8,9]	455	439
Freddie Mac Pool #Q46021 3.50% 2047[8]	1,158	1,060
Freddie Mac Pool #SI2002 4.00% 2048[8]	2,435	2,307
Freddie Mac Pool #SD7528 2.00% 2050[8]	18,408	15,033
Freddie Mac Pool #SD7545 2.50% 2051[8]	7,217	6,115
Freddie Mac Pool #RA6483 2.50% 2051[8]	7,110	6,016
Freddie Mac Pool #RA5971 3.00% 2051[8]	7,019	6,174
Freddie Mac Pool #SD7554 2.50% 2052[8]	95	81
Freddie Mac Pool #RA7938 5.00% 2052[8]	1,330	1,299
Freddie Mac, Series T041, Class 3A, 4.461% 2032[8,9]	192	185
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[8,9]	9,778	9,535
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[8]	7,370	7,054
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	3,237	3,137
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[8]	19,961	16,662
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	5,262	4,944
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[8,9]	5,195	4,885
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[8,9]	2,717	2,557
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[8,9]	1,185	1,123
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[8,9]	938	867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	1,984	1,832
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[8]	1,893	1,810
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	773	715
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	9,813	9,365
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[8]	5,703	5,350
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[8]	2,226	2,125
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[8]	2,790	2,576
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[8]	4,390	4,185
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[8]	2,455	2,276
Government National Mortgage Assn. 2.00% 2052[8,10]	68,784	57,300
Government National Mortgage Assn. 2.50% 2052[8,10]	5,866	5,042
Government National Mortgage Assn. 3.00% 2052[8,10]	98,663	87,228
Government National Mortgage Assn. 3.50% 2052[8,10]	16,452	14,969
Government National Mortgage Assn. 4.00% 2052[8,10]	10,004	9,339
Government National Mortgage Assn. 4.00% 2052[8,10]	6,023	5,626
Government National Mortgage Assn. 4.50% 2052[8,10]	33,456	32,033
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[8]	439	412
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[8]	357	347
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[8]	214	207
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[8]	1,826	1,776
Government National Mortgage Assn. Pool #MA7316 4.50% 2051[8]	511	497
Uniform Mortgage-Backed Security 1.50% 2037[8,10]	25,420	21,803
Uniform Mortgage-Backed Security 2.00% 2037[8,10]	27,169	23,948
Uniform Mortgage-Backed Security 2.50% 2037[8,10]	638	578
Uniform Mortgage-Backed Security 2.00% 2052[8,10]	182,092	147,481
Uniform Mortgage-Backed Security 2.50% 2052[8,10]	158,500	132,704
Uniform Mortgage-Backed Security 2.50% 2052[8,10]	85,659	71,891
Uniform Mortgage-Backed Security 3.00% 2052[8,10]	150,791	131,288
Uniform Mortgage-Backed Security 3.50% 2052[8,10]	80,692	72,641
American Funds Insurance Series — Asset Allocation Fund — Page 97 of 255

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.50% 2052[8,10]	USD38,132	$34,308
Uniform Mortgage-Backed Security 4.00% 2052[8,10]	104,800	97,194
Uniform Mortgage-Backed Security 4.00% 2052[8,10]	27,294	25,333
Uniform Mortgage-Backed Security 4.50% 2052[8,10]	148,534	141,537
Uniform Mortgage-Backed Security 5.00% 2052[8,10]	104,000	101,206
Uniform Mortgage-Backed Security 5.00% 2052[8,10]	20,065	19,551
Uniform Mortgage-Backed Security 5.50% 2052[8,10]	40,080	39,767
Uniform Mortgage-Backed Security 5.50% 2052[8,10]	2,710	2,694
		1,661,752
Commercial mortgage-backed securities 0.48%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[8]	2,909	2,402
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[8,9]	2,550	2,221
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 3.793% 2036[6,8,9]	2,000	1,957
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[8]	1,000	923
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[8]	2,960	2,420
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[8,9]	6,337	6,008
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 3.407% 2034[6,8,9]	5,954	5,669
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 3.518% 2036[6,8,9]	4,505	4,308
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 3.717% 2036[6,8,9]	7,968	7,574
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 4.115% 2036[6,8,9]	5,968	5,580
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 3.488% 2038[6,8,9]	7,481	7,165
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 3.668% 2038[6,8,9]	5,254	5,053
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 3.688% 2038[6,8,9]	1,351	1,286
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 3.918% 2038[6,8,9]	1,220	1,152
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[8]	539	528
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[8]	4,735	4,561
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[8]	853	833
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.898% 2038[6,8,9]	1,564	1,518
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 4.198% 2038[6,8,9]	1,428	1,377
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 4.518% 2038[6,8,9]	1,492	1,437
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[6,8]	3,795	2,926
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[8]	2,489	2,040
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[6,8]	1,964	1,702
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[6,8]	868	740
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 2039[6,8,9]	523	432
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[6,8]	1,431	1,191
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.868% 2038[6,8,9]	3,572	3,458
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 4.218% 2038[6,8,9]	1,904	1,830
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[6,8]	13,772	11,679
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 3.619% 2026[6,8,9]	3,950	3,808
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[8]	610	596
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[8]	525	513
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[6,8]	2,194	1,763
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 3.549% 2038[6,8,9]	4,808	4,595
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 3.846% 2039[6,8,9]	10,709	10,291
		111,536
Collateralized mortgage-backed obligations (privately originated) 0.14%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[6,8,9]	1,158	997
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 4.684% 2029[6,8,9]	946	946
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[6,8,9]	1,231	1,191
American Funds Insurance Series — Asset Allocation Fund — Page 98 of 255

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 3.031% 2041[6,8,9]	USD486	$481
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[6,8]	4,102	3,717
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[6,8,9]	2,134	1,862
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[8]	149	140
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[6,8]	6,298	6,524
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[6,8]	2,070	2,211
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 6.384% 2027[8,9]	272	274
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 4.435% 2042[6,8,9]	1,070	1,065
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[6,8]	4,318	3,752
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[6,8,9]	1,078	1,078
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[8]	320	302
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.934% 2055[6,8,9]	4,040	3,893
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 3.864% 2022[6,8,9]	1,745	1,669
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[6,8,9]	2,812	2,246
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[6,8,9]	375	365
		32,713
Total mortgage-backed obligations		1,806,001
U.S. Treasury bonds & notes 7.45% U.S. Treasury 4.91%
U.S. Treasury 1.375% 2022	280	280
U.S. Treasury 1.625% 2022	94	94
U.S. Treasury 0.125% 2023	44,825	44,141
U.S. Treasury 1.00% 2024	10,725	9,993
U.S. Treasury 1.50% 2024	907	860
U.S. Treasury 2.50% 2024[11]	200,000	194,168
U.S. Treasury 2.50% 2024	700	680
U.S. Treasury 3.25% 2024	22,613	22,199
U.S. Treasury 2.75% 2025	3,229	3,103
U.S. Treasury 3.00% 2025	10,000	9,643
U.S. Treasury 3.50% 2025	36,530	35,769
U.S. Treasury 0.375% 2026	45,000	39,628
U.S. Treasury 0.50% 2026	42,515	37,506
U.S. Treasury 0.75% 2026	52	46
U.S. Treasury 0.875% 2026	565	497
U.S. Treasury 1.125% 2026	471	418
U.S. Treasury 1.50% 2026	500	452
U.S. Treasury 1.625% 2026	7,000	6,431
U.S. Treasury 1.625% 2026	1,500	1,371
U.S. Treasury 0.50% 2027	36,300	30,722
U.S. Treasury 0.625% 2027	7,109	5,961
U.S. Treasury 1.125% 2027	762	671
U.S. Treasury 2.375% 2027	880	816
U.S. Treasury 2.625% 2027	96,250	90,318
U.S. Treasury 3.125% 2027	37,388	35,847
U.S. Treasury 1.25% 2028	3,142	2,675
U.S. Treasury 1.375% 2028	10,900	9,326
U.S. Treasury 1.50% 2028	50,000	43,095
U.S. Treasury 2.875% 2028	5,217	4,902
U.S. Treasury 2.875% 2029	50,000	46,678
American Funds Insurance Series — Asset Allocation Fund — Page 99 of 255

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2030	USD20,225	$15,932
U.S. Treasury 1.50% 2030	36,651	31,105
U.S. Treasury 2.75% 2032	108,968	99,633
U.S. Treasury 2.875% 2032	50,000	46,242
U.S. Treasury 1.125% 2040	62,775	39,301
U.S. Treasury 1.375% 2040[11]	52,695	34,107
U.S. Treasury 1.75% 2041	47,854	32,758
U.S. Treasury 2.00% 2041	1,181	846
U.S. Treasury 3.375% 2042	16,326	14,790
U.S. Treasury 2.50% 2046	3,755	2,854
U.S. Treasury 3.00% 2047	9,355	7,836
U.S. Treasury 3.00% 2048	336	283
U.S. Treasury 2.25% 2049	15,000	10,976
U.S. Treasury 1.375% 2050	12,500	7,244
U.S. Treasury 2.00% 2050	13,825	9,504
U.S. Treasury 2.00% 2051	1,356	927
U.S. Treasury 2.375% 2051	4,758	3,562
U.S. Treasury 2.25% 2052[11]	72,025	52,339
U.S. Treasury 2.875% 2052[11]	59,107	49,588
U.S. Treasury 3.00% 2052	2,883	2,490
		1,140,607
U.S. Treasury inflation-protected securities 2.54%
U.S. Treasury Inflation-Protected Security 0.125% 2024[12]	121,252	116,581
U.S. Treasury Inflation-Protected Security 0.125% 2024[12]	84,101	81,183
U.S. Treasury Inflation-Protected Security 0.50% 2024[12]	21,942	21,308
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	99,537	97,141
U.S. Treasury Inflation-Protected Security 0.125% 2025[12]	26,381	25,011
U.S. Treasury Inflation-Protected Security 0.125% 2025[12]	3,882	3,668
U.S. Treasury Inflation-Protected Security 0.25% 2025[12]	25,018	23,924
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	4,623	4,414
U.S. Treasury Inflation-Protected Security 0.125% 2026[12]	43,326	40,457
U.S. Treasury Inflation-Protected Security 0.125% 2026[12]	15,179	14,138
U.S. Treasury Inflation-Protected Security 0.75% 2028[12]	20,655	19,415
U.S. Treasury Inflation-Protected Security 0.875% 2029[12]	23,285	21,900
U.S. Treasury Inflation-Protected Security 0.125% 2031[12]	26,917	23,520
U.S. Treasury Inflation-Protected Security 0.125% 2032[12]	60,201	52,119
U.S. Treasury Inflation-Protected Security 1.00% 2049[12]	54,844	44,722
		589,501
Total U.S. Treasury bonds & notes		1,730,108
Corporate bonds, notes & loans 6.11% Financials 1.38%
ACE INA Holdings, Inc. 2.875% 2022	3,880	3,876
ACE INA Holdings, Inc. 3.35% 2026	880	833
ACE INA Holdings, Inc. 4.35% 2045	400	339
Advisor Group Holdings, LLC 6.25% 2028[6]	4,470	3,873
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	5,457	4,610
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	4,501	3,614
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	2,838	2,138
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,781	1,295
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,970	1,312
AG Merger Sub II, Inc. 10.75% 2027[6]	2,420	2,375
American Funds Insurance Series — Asset Allocation Fund — Page 100 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
AG TTMT Escrow Issuer, LLC 8.625% 2027[6]	USD497	$470
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[6]	2,100	1,798
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[6]	2,295	1,869
Ally Financial, Inc. 8.00% 2031	3,000	3,138
American International Group, Inc. 2.50% 2025	15,800	14,756
AmWINS Group, Inc. 4.875% 2029[6]	1,348	1,122
Aretec Escrow Issuer, Inc. 7.50% 2029[6]	1,000	839
Banco Santander, SA 5.147% 2025	2,400	2,330
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[13]	2,428	1,998
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[13]	6,000	5,954
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[13]	2,500	2,183
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[13]	1,565	1,344
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[13]	2,345	2,085
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[13]	1,000	741
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[13]	4,351	4,042
Bank of Nova Scotia 1.625% 2023	5,000	4,920
Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,607
Berkshire Hathaway, Inc. 3.125% 2026	500	475
Blackstone Private Credit Fund 7.05% 2025[6]	2,510	2,481
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[6,13]	2,400	1,880
Castlelake Aviation Finance DAC 5.00% 2027[6]	3,370	2,870
Citigroup, Inc. 5.61% 2026 (USD-SOFR + 1.546% on 12/29/2025)[13]	8,000	7,961
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[13]	3,254	2,678
CME Group, Inc. 3.75% 2028	3,425	3,237
Coinbase Global, Inc. 3.375% 2028[6]	2,625	1,647
Coinbase Global, Inc. 3.625% 2031[6]	2,875	1,600
Commonwealth Bank of Australia 3.35% 2024	1,225	1,198
Commonwealth Bank of Australia 3.35% 2024[6]	1,000	978
Commonwealth Bank of Australia 2.688% 2031[6]	4,575	3,441
Compass Diversified Holdings 5.25% 2029[6]	820	645
Compass Diversified Holdings 5.00% 2032[6]	715	526
Corebridge Financial, Inc. 3.50% 2025[6]	642	611
Corebridge Financial, Inc. 3.65% 2027[6]	914	836
Corebridge Financial, Inc. 3.85% 2029[6]	621	548
Corebridge Financial, Inc. 3.90% 2032[6]	351	297
Corebridge Financial, Inc. 4.35% 2042[6]	203	157
Corebridge Financial, Inc. 4.40% 2052[6]	489	373
Crédit Agricole SA 4.375% 2025[6]	850	817
Credit Suisse Group AG 3.80% 2023	1,625	1,600
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,13]	800	654
Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,13]	6,000	5,774
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[13]	2,212	1,880
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[13]	2,788	2,265
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[13]	5,000	4,065
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[3,9,14]	816	734
Digital Currency Group, Inc., Term Loan, 8.75% 2026[3,14]	1,089	905
FS Energy and Power Fund 7.50% 2023[6]	1,995	1,996
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[13]	2,198	1,882
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[13]	4,000	3,475
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[13]	390	346
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[13]	2,323	1,803
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[13]	2,000	1,361
Groupe BPCE SA 2.75% 2023[6]	600	597
American Funds Insurance Series — Asset Allocation Fund — Page 101 of 255

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 5.70% 2023[6]	USD2,250	$2,226
Groupe BPCE SA 5.15% 2024[6]	3,710	3,620
Groupe BPCE SA 1.00% 2026[6]	3,000	2,595
Hightower Holding, LLC 6.75% 2029[6]	870	711
HSBC Holdings PLC 4.25% 2024	3,000	2,939
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[13]	625	581
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[13]	3,000	2,689
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[13]	1,500	1,271
Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,040
Icahn Enterprises Finance Corp. 4.375% 2029	1,525	1,231
Intercontinental Exchange, Inc. 2.65% 2040	7,425	5,016
Intesa Sanpaolo SpA 3.375% 2023[6]	750	746
Intesa Sanpaolo SpA 3.25% 2024[6]	750	707
Intesa Sanpaolo SpA 5.017% 2024[6]	1,730	1,614
Intesa Sanpaolo SpA 3.875% 2027[6]	300	261
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[13]	4,725	4,678
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[13]	6,000	5,781
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[13]	4,000	3,752
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[13]	3,740	3,595
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[13]	299	270
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[13]	3,982	3,677
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[13]	1,222	1,065
Ladder Capital Corp. 4.25% 2027[6]	3,757	3,031
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[13]	750	748
Lloyds Banking Group PLC 4.05% 2023	2,000	1,979
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[13]	800	680
Lloyds Banking Group PLC 4.375% 2028	2,150	1,958
LPL Holdings, Inc. 4.625% 2027[6]	2,700	2,452
LPL Holdings, Inc. 4.375% 2031[6]	1,805	1,501
Marsh & McLennan Companies, Inc. 3.875% 2024	820	809
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	1,622
Marsh & McLennan Companies, Inc. 4.90% 2049	719	640
Marsh & McLennan Companies, Inc. 2.90% 2051	920	572
MGIC Investment Corp. 5.25% 2028	1,175	1,052
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,546
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[13]	300	297
Morgan Stanley 3.125% 2026	325	300
Morgan Stanley 4.679% 2026 (USD-SOFR + 1.669% on 7/17/2025)[13]	2,450	2,387
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[13]	2,000	1,624
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[13]	856	598
MSCI, Inc. 3.625% 2031[6]	2,225	1,788
National Australia Bank, Ltd. 1.887% 2027[6]	5,000	4,421
Navient Corp. 5.50% 2023	1,594	1,587
Navient Corp. 5.875% 2024	1,005	954
Navient Corp. 6.125% 2024	8,030	7,831
Navient Corp. 6.75% 2026	300	273
Navient Corp. 5.50% 2029	5,980	4,554
New York Life Global Funding 2.35% 2026[6]	590	538
Northwestern Mutual Global Funding 1.75% 2027[6]	9,400	8,164
Onemain Finance Corp. 3.875% 2028	756	558
Owl Rock Capital Corp. 3.75% 2025	2,874	2,642
Owl Rock Capital Corp. 4.00% 2025	102	96
American Funds Insurance Series — Asset Allocation Fund — Page 102 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Owl Rock Capital Corp. 3.40% 2026	USD1,290	$1,108
Owl Rock Capital Corp. II 4.625% 2024[6]	2,305	2,173
Owl Rock Capital Corp. III 3.125% 2027[6]	2,520	2,045
Owl Rock Core Income Corp. 4.70% 2027	2,500	2,193
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[6]	1,125	1,055
PNC Financial Services Group, Inc. 2.854% 2022[13]	1,445	1,444
PNC Financial Services Group, Inc. 3.90% 2024	2,000	1,972
Power Financial Corp., Ltd. 5.25% 2028	383	363
Power Financial Corp., Ltd. 6.15% 2028	350	345
Power Financial Corp., Ltd. 4.50% 2029	554	497
Power Financial Corp., Ltd. 3.95% 2030	1,213	1,024
Prudential Financial, Inc. 4.35% 2050	2,205	1,825
Prudential Financial, Inc. 3.70% 2051	755	558
Quicken Loans, LLC 3.625% 2029[6]	1,505	1,162
Rabobank Nederland 4.375% 2025	4,500	4,304
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[6]	2,110	1,733
Royal Bank of Canada 1.15% 2025	4,711	4,256
Ryan Specialty Group, LLC 4.375% 2030[6]	270	229
Springleaf Finance Corp. 6.125% 2024	2,550	2,460
Starwood Property Trust, Inc. 5.50% 2023[6]	1,160	1,142
Starwood Property Trust, Inc. 4.375% 2027[6]	1,540	1,315
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,13]	2,800	2,462
Toronto-Dominion Bank 2.65% 2024	625	601
Toronto-Dominion Bank 0.75% 2025	5,375	4,744
Toronto-Dominion Bank 1.25% 2026	2,425	2,079
Toronto-Dominion Bank 1.95% 2027	2,500	2,178
Toronto-Dominion Bank 2.45% 2032	1,500	1,157
Travelers Companies, Inc. 4.00% 2047	860	697
U.S. Bancorp 2.375% 2026	4,000	3,660
UBS Group AG 4.125% 2025[6]	2,750	2,628
UniCredit SpA 4.625% 2027[6]	625	564
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[13]	8,000	7,371
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[13]	4,337	3,932
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[13]	729	600
Westpac Banking Corp. 2.75% 2023	1,750	1,743
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[13]	3,000	2,761
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[13]	3,325	2,451
Westpac Banking Corp. 2.963% 2040	1,500	960
		321,112
Energy 0.70%
Antero Midstream Partners, LP 5.375% 2029[6]	2,170	1,920
Antero Resources Corp. 7.625% 2029[6]	955	955
Ascent Resources - Utica, LLC 7.00% 2026[6]	2,000	1,930
Ascent Resources - Utica, LLC 5.875% 2029[6]	1,270	1,133
Bonanza Creek Energy, Inc. 5.00% 2026[6]	480	437
BP Capital Markets America, Inc. 2.772% 2050	681	424
Canadian Natural Resources, Ltd. 2.95% 2023	1,935	1,926
Canadian Natural Resources, Ltd. 2.05% 2025	961	877
Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,330
Cheniere Energy Partners, LP 4.50% 2029	1,085	958
American Funds Insurance Series — Asset Allocation Fund — Page 103 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Cheniere Energy Partners, LP 4.00% 2031	USD4,485	$3,770
Cheniere Energy Partners, LP 3.25% 2032	998	768
Cheniere Energy, Inc. 4.625% 2028	4,645	4,272
Chesapeake Energy Corp. 4.875% 2022[15]	7,225	199
Chesapeake Energy Corp. 5.50% 2026[6]	685	657
Chesapeake Energy Corp. 5.875% 2029[6]	2,240	2,080
CNX Midstream Partners, LP 4.75% 2030[6]	1,055	830
CNX Resources Corp. 7.25% 2027[6]	1,725	1,682
CNX Resources Corp. 6.00% 2029[6]	2,675	2,447
CNX Resources Corp. 7.375% 2031[6]	553	542
Comstock Resources, Inc. 5.875% 2030[6]	450	393
Constellation Oil Services Holding SA 13.50% 2025[3,6]	1,121	1,120
Constellation Oil Services Holding SA 4.00% PIK 2026[16]	428	353
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[6,9,16]	204	189
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[16]	185	171
Diamondback Energy, Inc. 4.40% 2051	1,555	1,175
DT Midstream, Inc. 4.375% 2031[6]	1,680	1,388
Enbridge Energy Partners, LP, Series B, 7.50% 2038	300	324
Enbridge, Inc. 4.00% 2023	278	276
Enbridge, Inc. 2.50% 2025	300	282
Enbridge, Inc. 3.70% 2027	62	58
Energy Transfer Operating, LP 5.00% 2050	1,869	1,465
Energy Transfer Partners, LP 4.50% 2024	1,210	1,192
Energy Transfer Partners, LP 4.75% 2026	2,494	2,406
Energy Transfer Partners, LP 6.25% 2049	643	572
Enterprise Products Operating, LLC 4.90% 2046	500	426
EQM Midstream Partners, LP 4.125% 2026	686	583
EQM Midstream Partners, LP 6.50% 2027[6]	1,690	1,564
EQM Midstream Partners, LP 5.50% 2028	3,088	2,646
EQM Midstream Partners, LP 7.50% 2030[6]	642	608
EQM Midstream Partners, LP 4.75% 2031[6]	1,635	1,302
EQT Corp. 5.00% 2029	340	318
EQT Corp. 7.25% 2030[13]	1,110	1,148
EQT Corp. 3.625% 2031[6]	400	334
Equinor ASA 3.00% 2027	4,000	3,696
Equinor ASA 3.625% 2028	3,685	3,438
Exxon Mobil Corp. 2.019% 2024	643	614
Exxon Mobil Corp. 2.44% 2029	1,963	1,689
Exxon Mobil Corp. 3.452% 2051	1,000	747
Genesis Energy, LP 6.50% 2025	4,280	3,874
Genesis Energy, LP 6.25% 2026	1,805	1,570
Genesis Energy, LP 8.00% 2027	4,612	4,053
Genesis Energy, LP 7.75% 2028	470	409
Halliburton Company 3.80% 2025	6	6
Harvest Midstream I, LP 7.50% 2028[6]	850	796
Hess Midstream Operations, LP 4.25% 2030[6]	960	777
Hess Midstream Operations, LP 5.50% 2030[6]	400	344
Hess Midstream Partners, LP 5.125% 2028[6]	2,155	1,890
Hilcorp Energy I, LP 6.00% 2030[6]	350	306
Hilcorp Energy I, LP 6.00% 2031[6]	460	400
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 2027[6]	545	521
Kinder Morgan, Inc. 5.45% 2052	1,238	1,075
Marathon Oil Corp. 4.40% 2027	1,005	940
MPLX, LP 4.125% 2027	500	467
American Funds Insurance Series — Asset Allocation Fund — Page 104 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
MPLX, LP 2.65% 2030	USD4,273	$3,354
MPLX, LP 4.50% 2038	750	605
MPLX, LP 4.70% 2048	1,101	842
MPLX, LP 5.50% 2049	2,566	2,185
New Fortress Energy, Inc. 6.75% 2025[6]	1,065	1,011
New Fortress Energy, Inc. 6.50% 2026[6]	2,435	2,253
NGL Energy Operating, LLC 7.50% 2026[6]	13,390	11,931
NGL Energy Partners, LP 6.125% 2025	3,422	2,743
Oasis Midstream Partners, LP / OMP Finance Corp. 8.00% 2029[6]	4,265	4,114
Oasis Petroleum, Inc. 6.375% 2026[6]	1,945	1,857
ONEOK, Inc. 5.85% 2026	1,702	1,708
ONEOK, Inc. 5.20% 2048	1,576	1,259
Parkland Corp. 4.625% 2030[6]	1,035	841
Petróleos Mexicanos 6.875% 2025	3,755	3,537
Petróleos Mexicanos 5.35% 2028	1,870	1,426
Petróleos Mexicanos 6.75% 2047	1,996	1,116
Pioneer Natural Resources Company 2.15% 2031	1,669	1,288
Plains All American Pipeline, LP 3.80% 2030	113	95
Range Resources Corp. 8.25% 2029	1,040	1,060
Range Resources Corp. 4.75% 2030[6]	1,670	1,452
Rockies Express Pipeline, LLC 4.95% 2029[6]	2,689	2,312
Schlumberger BV 3.75% 2024[6]	495	486
Schlumberger BV 4.00% 2025[6]	70	68
Southwestern Energy Co. 7.75% 2027	2,450	2,496
Southwestern Energy Co. 8.375% 2028	395	410
Southwestern Energy Co. 5.375% 2029	1,355	1,232
Southwestern Energy Co. 5.375% 2030	1,945	1,757
Southwestern Energy Co. 4.75% 2032	960	807
Statoil ASA 3.25% 2024	2,850	2,770
Statoil ASA 4.25% 2041	2,000	1,725
Sunoco, LP 4.50% 2029	1,050	873
Sunoco, LP 4.50% 2030	1,255	1,028
Targa Resources Partners, LP 5.50% 2030	2,260	2,033
Teekay Offshore Partners, LP 8.50% 2023[3,6,15]	3,550	887
Total SE 2.986% 2041	88	63
TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,011
TransCanada PipeLines, Ltd. 4.10% 2030	598	536
TransCanada PipeLines, Ltd. 4.75% 2038	2,000	1,744
TransCanada PipeLines, Ltd. 4.875% 2048	700	605
Valero Energy Corp. 4.00% 2029	4,000	3,664
Venture Global Calcasieu Pass, LLC 4.125% 2031[6]	840	699
Weatherford International, Ltd. 11.00% 2024[6]	996	1,015
Weatherford International, Ltd. 6.50% 2028[6]	2,380	2,145
Weatherford International, Ltd. 8.625% 2030[6]	7,355	6,422
Western Gas Partners, LP 4.50% 2028	3,018	2,736
Western Midstream Operating, LP 4.30% 2030[13]	1,125	965
Williams Companies, Inc. 3.50% 2030	1,094	930
		163,138
Health care 0.68%
AbbVie, Inc. 3.80% 2025	206	200
AbbVie, Inc. 2.95% 2026	1,445	1,325
AdaptHealth, LLC 5.125% 2030[6]	830	686
AmerisourceBergen Corp. 0.737% 2023	1,291	1,270
American Funds Insurance Series — Asset Allocation Fund — Page 105 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 4.20% 2052	USD875	$689
Amgen, Inc. 4.40% 2062	1,697	1,330
Anthem, Inc. 2.375% 2025	818	773
AstraZeneca Finance, LLC 1.20% 2026	3,786	3,322
AstraZeneca Finance, LLC 1.75% 2028	1,871	1,575
AstraZeneca Finance, LLC 2.25% 2031	742	604
AstraZeneca PLC 3.375% 2025	1,140	1,088
Bausch Health Companies, Inc. 4.875% 2028[6]	5,775	3,733
Bausch Health Companies, Inc. 5.00% 2028[6]	1,735	642
Bausch Health Companies, Inc. 5.00% 2029[6]	1,000	390
Baxter International, Inc. 1.322% 2024	7,109	6,569
Baxter International, Inc. 1.915% 2027	4,739	4,130
Baxter International, Inc. 2.272% 2028	3,180	2,629
Bayer US Finance II, LLC 3.875% 2023[6]	1,685	1,654
Becton, Dickinson and Company 3.363% 2024	198	192
Boston Scientific Corp. 3.45% 2024	313	306
Centene Corp. 4.25% 2027	565	518
Centene Corp. 2.45% 2028	1,325	1,081
Centene Corp. 4.625% 2029	1,265	1,140
Centene Corp. 3.00% 2030	5,365	4,260
Cigna Corp. 3.75% 2023	245	243
Cigna Corp. 4.80% 2038	2,692	2,393
Community Health Systems, Inc. 5.625% 2027[6]	1,960	1,512
Community Health Systems, Inc. 5.25% 2030[6]	3,675	2,567
Eli Lilly and Company 3.375% 2029	1,353	1,254
GlaxoSmithKline PLC 3.625% 2025	2,825	2,750
HCA, Inc. 3.375% 2029[6]	804	682
HCA, Inc. 3.50% 2030	4,050	3,353
HCA, Inc. 3.625% 2032[6]	1,000	810
HCA, Inc. 4.375% 2042[6]	1,500	1,124
HCA, Inc. 4.625% 2052[6]	1,450	1,092
Jazz Securities DAC 4.375% 2029[6]	1,975	1,710
Merck & Co., Inc. 1.90% 2028	1,055	886
Merck & Co., Inc. 2.75% 2051	1,103	722
Molina Healthcare, Inc. 4.375% 2028[6]	440	398
Molina Healthcare, Inc. 3.875% 2030[6]	2,899	2,437
Molina Healthcare, Inc. 3.875% 2032[6]	3,855	3,163
Novant Health, Inc. 3.168% 2051	3,750	2,602
Novartis Capital Corp. 1.75% 2025	1,250	1,173
Novartis Capital Corp. 2.00% 2027	2,386	2,143
Owens & Minor, Inc. 4.375% 2024	5,615	5,464
Owens & Minor, Inc. 4.50% 2029[6]	3,685	2,898
Par Pharmaceutical, Inc. 7.50% 2027[6]	6,678	5,291
Pfizer, Inc. 2.95% 2024	675	661
Shire PLC 2.875% 2023	1,365	1,336
Summa Health 3.511% 2051	1,655	1,133
Tenet Healthcare Corp. 4.875% 2026[6]	11,225	10,446
Tenet Healthcare Corp. 4.25% 2029[6]	2,060	1,709
Tenet Healthcare Corp. 4.375% 2030[6]	1,925	1,611
Teva Pharmaceutical Finance Co. BV 6.00% 2024	7,016	6,821
Teva Pharmaceutical Finance Co. BV 7.125% 2025	935	912
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	14,621
Teva Pharmaceutical Finance Co. BV 5.125% 2029	7,495	6,201
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,127
American Funds Insurance Series — Asset Allocation Fund — Page 106 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 1.15% 2026	USD2,610	$2,313
UnitedHealth Group, Inc. 4.00% 2029	3,541	3,303
UnitedHealth Group, Inc. 2.00% 2030	974	785
UnitedHealth Group, Inc. 2.30% 2031	1,312	1,058
UnitedHealth Group, Inc. 4.20% 2032	767	713
UnitedHealth Group, Inc. 3.05% 2041	3,875	2,824
UnitedHealth Group, Inc. 3.25% 2051	2,504	1,745
UnitedHealth Group, Inc. 4.75% 2052	7,505	6,729
Valeant Pharmaceuticals International, Inc. 5.50% 2025[6]	4,775	3,801
		157,622
Consumer discretionary 0.64%
Allied Universal Holdco, LLC 4.625% 2028[6]	1,660	1,282
Amazon.com, Inc. 2.70% 2060	2,765	1,640
American Honda Finance Corp. 3.50% 2028	750	691
Asbury Automotive Group, Inc. 4.625% 2029[6]	2,115	1,696
Atlas LuxCo 4 SARL 4.625% 2028[6]	1,065	806
Bayerische Motoren Werke AG 2.25% 2023[6]	300	293
Caesars Entertainment, Inc. 6.25% 2025[6]	2,815	2,718
Carnival Corp. 4.00% 2028[6]	3,875	3,132
Carvana Co. 5.50% 2027[6]	3,661	2,002
Carvana Co. 5.875% 2028[6]	3,474	1,769
Carvana Co. 4.875% 2029[6]	2,055	1,005
Daimler Trucks Finance North America, LLC 3.50% 2025[6]	2,000	1,901
Daimler Trucks Finance North America, LLC 2.00% 2026[6]	2,400	2,068
Daimler Trucks Finance North America, LLC 3.65% 2027[6]	450	412
Daimler Trucks Finance North America, LLC 2.375% 2028[6]	1,350	1,103
Fertitta Entertainment, Inc. 4.625% 2029[6]	3,580	2,968
Fertitta Entertainment, Inc. 6.75% 2030[6]	1,790	1,364
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[6]	1,300	1,056
Ford Motor Credit Company, LLC 5.125% 2025	3,855	3,644
Ford Motor Credit Company, LLC 2.70% 2026	2,110	1,753
Ford Motor Credit Company, LLC 4.542% 2026	2,455	2,189
General Motors Financial Co. 2.35% 2027	783	665
Hanesbrands, Inc. 4.875% 2026[6]	2,700	2,431
Hilton Grand Vacations Borrower 5.00% 2029[6]	3,580	2,895
Hilton Worldwide Holdings, Inc. 4.00% 2031[6]	1,885	1,527
Home Depot, Inc. 1.50% 2028	3,000	2,489
Home Depot, Inc. 3.90% 2028	825	785
Home Depot, Inc. 2.95% 2029	4,000	3,551
Home Depot, Inc. 1.875% 2031	3,000	2,328
Home Depot, Inc. 4.25% 2046	2,000	1,696
Home Depot, Inc. 4.50% 2048	428	376
Hyundai Capital America 1.00% 2024[6]	3,025	2,766
Hyundai Capital America 1.50% 2026[6]	850	723
Hyundai Capital America 1.65% 2026[6]	3,075	2,595
Hyundai Capital America 2.375% 2027[6]	2,579	2,157
Hyundai Capital America 2.10% 2028[6]	3,075	2,418
International Game Technology PLC 6.50% 2025[6]	1,880	1,878
International Game Technology PLC 5.25% 2029[6]	6,490	5,762
KB Home 7.25% 2030	1,295	1,177
Kontoor Brands, Inc. 4.125% 2029[6]	910	726
Lindblad Expeditions, LLC 6.75% 2027[6]	775	683
Lithia Motors, Inc. 3.875% 2029[6]	1,425	1,146
American Funds Insurance Series — Asset Allocation Fund — Page 107 of 255

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Lithia Motors, Inc. 4.375% 2031[6]	USD1,025	$841
Marriott International, Inc. 2.75% 2033	2,500	1,819
McDonald’s Corp. 4.60% 2032	1,275	1,219
Melco International Development, Ltd. 5.75% 2028[6]	1,710	1,103
NCL Corp., Ltd. 5.875% 2027[6]	1,375	1,147
NCL Corp., Ltd. 7.75% 2029[6]	1,375	1,039
Neiman Marcus Group, LLC 7.125% 2026[6]	1,345	1,238
Party City Holdings, Inc. 8.75% 2026[6]	3,375	1,962
Penske Automotive Group, Inc. 3.75% 2029	1,375	1,096
Premier Entertainment Sub, LLC 5.625% 2029[6]	1,690	1,172
Premier Entertainment Sub, LLC 5.875% 2031[6]	1,690	1,143
QVC, Inc. 4.75% 2027	220	165
QVC, Inc. 4.375% 2028	1,704	1,159
Real Hero Merger Sub 2, Inc. 6.25% 2029[6]	715	517
Royal Caribbean Cruises, Ltd. 11.50% 2025[6]	2,423	2,578
Royal Caribbean Cruises, Ltd. 4.25% 2026[6]	3,120	2,299
Royal Caribbean Cruises, Ltd. 5.375% 2027[6]	2,520	1,857
Royal Caribbean Cruises, Ltd. 8.25% 2029[6]	1,408	1,373
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	2,705	2,567
Sands China, Ltd. 5.625% 2025	1,302	1,181
Sands China, Ltd. 2.80% 2027[13]	2,075	1,652
Scientific Games Corp. 7.00% 2028[6]	750	709
Scientific Games Corp. 7.25% 2029[6]	2,240	2,088
Sonic Automotive, Inc. 4.625% 2029[6]	3,035	2,386
Sonic Automotive, Inc. 4.875% 2031[6]	1,325	1,006
Stellantis Finance US, Inc. 1.711% 2027[6]	2,200	1,834
Stellantis Finance US, Inc. 5.625% 2028[6]	2,500	2,412
Stellantis Finance US, Inc. 2.691% 2031[6]	2,150	1,537
Stellantis Finance US, Inc. 6.375% 2032[6]	2,000	1,853
Tempur Sealy International, Inc. 4.00% 2029[6]	1,010	798
The Gap, Inc. 3.625% 2029[6]	486	317
The Gap, Inc. 3.875% 2031[6]	323	206
Toyota Motor Credit Corp. 0.80% 2026	429	378
Toyota Motor Credit Corp. 1.90% 2027	2,500	2,207
Travel + Leisure Co. 4.50% 2029[6]	2,100	1,632
VICI Properties, LP 4.625% 2029[6]	995	865
VICI Properties, LP / VICI Note Co., Inc. 3.50% 2025[6]	1,100	1,018
VICI Properties, LP / VICI Note Co., Inc. 3.875% 2029[6]	2,225	1,871
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[6]	3,185	2,667
Volkswagen Group of America Finance, LLC 4.25% 2023[6]	3,770	3,733
Volkswagen Group of America Finance, LLC 4.625% 2025[6]	3,845	3,763
Volkswagen Group of America Finance, LLC 3.20% 2026[6]	3,201	2,937
Wheel Pros, Inc. 6.50% 2029[6]	1,750	804
Wyndham Destinations, Inc. 4.625% 2030[6]	1,300	1,030
Wyndham Worldwide Corp. 4.375% 2028[6]	2,255	1,985
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	2,193	2,151
		147,580
Communication services 0.58%
Alphabet, Inc. 1.998% 2026	3,000	2,741
Alphabet, Inc. 1.90% 2040	1,375	885
Alphabet, Inc. 2.25% 2060	1,265	716
AT&T, Inc. 3.50% 2053	5,140	3,433
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025	500	488
American Funds Insurance Series — Asset Allocation Fund — Page 108 of 255

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[6]	USD3,500	$2,777
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[6]	2,500	2,034
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[6]	3,875	2,979
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,072
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[6]	2,150	1,678
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	4,000	2,435
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	3,000	1,864
Comcast Corp. 2.35% 2027	4,000	3,593
Comcast Corp. 3.20% 2036	375	291
Comcast Corp. 3.90% 2038	250	204
Comcast Corp. 2.80% 2051	791	487
Comcast Corp. 2.887% 2051	2,571	1,614
CSC Holdings, LLC 3.375% 2031[6]	1,875	1,325
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[6]	3,655	3,159
Embarq Corp. 7.995% 2036	3,450	1,733
Fox Corp. 4.03% 2024	1,120	1,107
Frontier Communications Corp. 5.875% 2027[6]	2,225	1,999
Frontier Communications Corp. 5.00% 2028[6]	5,550	4,772
Frontier Communications Corp. 6.75% 2029[6]	4,400	3,640
Frontier Communications Holdings, LLC 5.875% 2029	1,850	1,473
Frontier Communications Holdings, LLC 6.00% 2030[6]	1,900	1,497
Frontier Communications Holdings, LLC 8.75% 2030[6]	1,100	1,102
Gray Escrow II, Inc. 5.375% 2031[6]	900	708
iHeartCommunications, Inc. 5.25% 2027[6]	3,093	2,648
Intelsat Jackson Holding Co. 6.50% 2030[6]	2,891	2,465
Ligado Networks, LLC 15.50% PIK 2023[6,16]	2,783	1,294
Live Nation Entertainment, Inc. 3.75% 2028[6]	1,350	1,148
Magallanes, Inc. 3.638% 2025[6]	3,807	3,609
Magallanes, Inc. 3.755% 2027[6]	1,018	912
Magallanes, Inc. 4.054% 2029[6]	1,435	1,241
Magallanes, Inc. 4.279% 2032[6]	2,903	2,392
Magallanes, Inc. 5.05% 2042[6]	2,500	1,875
Magallanes, Inc. 5.141% 2052[6]	1,500	1,093
Meta Platforms, Inc. 4.45% 2052[6]	3,565	2,915
Midas OpCo Holdings, LLC 5.625% 2029[6]	3,205	2,642
Netflix, Inc. 4.875% 2028	1,250	1,173
Netflix, Inc. 5.875% 2028	2,175	2,128
Netflix, Inc. 5.375% 2029[6]	25	24
Netflix, Inc. 6.375% 2029	50	50
News Corp. 3.875% 2029[6]	875	745
News Corp. 5.125% 2032[6]	550	484
Nexstar Broadcasting, Inc. 4.75% 2028[6]	3,175	2,705
SBA Tower Trust 1.631% 2026[6]	8,707	7,433
Scripps Escrow II, Inc. 3.875% 2029[6]	2,325	1,857
Sinclair Television Group, Inc. 4.125% 2030[6]	1,175	886
Sirius XM Radio, Inc. 4.00% 2028[6]	3,575	3,048
Sirius XM Radio, Inc. 4.125% 2030[6]	950	774
Sirius XM Radio, Inc. 3.875% 2031[6]	1,975	1,536
Sprint Corp. 6.875% 2028	4,675	4,812
Take-Two Interactive Software, Inc. 3.30% 2024	3,175	3,096
Take-Two Interactive Software, Inc. 4.00% 2032	2,438	2,120
TEGNA, Inc. 5.00% 2029	1,500	1,384
T-Mobile US, Inc. 1.50% 2026	500	439
T-Mobile US, Inc. 2.05% 2028	325	270
American Funds Insurance Series — Asset Allocation Fund — Page 109 of 255

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Univision Communications, Inc. 6.625% 2027[6]	USD5,800	$5,487
Univision Communications, Inc. 4.50% 2029[6]	3,475	2,842
Univision Communications, Inc. 7.375% 2030[6]	225	215
Verizon Communications, Inc. 2.875% 2050	2,453	1,507
Verizon Communications, Inc. 3.55% 2051	1,100	776
Virgin Media O2 4.25% 2031[6]	4,525	3,439
Virgin Media Secured Finance PLC 4.50% 2030[6]	2,115	1,654
VMED O2 UK Financing I PLC 4.75% 2031[6]	225	174
Vodafone Group PLC 4.375% 2028	350	330
Vodafone Group PLC 5.25% 2048	500	415
Vodafone Group PLC 4.25% 2050	4,350	3,126
Ziggo Bond Co. BV 5.125% 2030[6]	1,775	1,272
Ziggo Bond Finance BV 4.875% 2030[6]	725	574
		133,815
Industrials 0.50%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[6]	1,005	946
ADT Security Corp. 4.125% 2029[6]	1,540	1,281
Allison Transmission Holdings, Inc. 3.75% 2031[6]	3,445	2,648
Avis Budget Car Rental, LLC 5.75% 2027[6]	1,025	904
Avis Budget Group, Inc. 5.375% 2029[6]	2,450	2,015
Avolon Holdings Funding, Ltd. 3.95% 2024[6]	1,587	1,502
Avolon Holdings Funding, Ltd. 4.25% 2026[6]	1,126	1,011
Avolon Holdings Funding, Ltd. 4.375% 2026[6]	1,975	1,769
Boeing Company 4.875% 2025	1,555	1,519
Boeing Company 3.10% 2026	251	229
Boeing Company 3.25% 2028	4,000	3,495
Boeing Company 5.15% 2030	1,100	1,019
Boeing Company 3.60% 2034	6,250	4,696
Boeing Company 5.805% 2050	4,000	3,485
Bombardier, Inc. 7.50% 2024[6]	260	259
Bombardier, Inc. 7.125% 2026[6]	4,100	3,766
Bombardier, Inc. 7.875% 2027[6]	7,245	6,682
Bombardier, Inc. 6.00% 2028[6]	1,010	847
BWX Technologies, Inc. 4.125% 2029[6]	1,025	889
Canadian Pacific Railway, Ltd. 1.75% 2026	1,385	1,214
Canadian Pacific Railway, Ltd. 2.45% 2031	1,738	1,393
Canadian Pacific Railway, Ltd. 3.10% 2051	829	547
Clarivate Science Holdings Corp. 3.875% 2028[6]	590	488
Clarivate Science Holdings Corp. 4.875% 2029[6]	520	408
CoreLogic, Inc. 4.50% 2028[6]	6,075	4,140
Covanta Holding Corp. 4.875% 2029[6]	1,035	838
CSX Corp. 4.25% 2029	1,062	1,002
CSX Corp. 2.50% 2051	1,125	676
General Electric Capital Corp. 4.418% 2035	649	582
Honeywell International, Inc. 2.30% 2024	2,640	2,536
Honeywell International, Inc. 1.35% 2025	5,947	5,480
Honeywell International, Inc. 2.70% 2029	1,470	1,288
Icahn Enterprises Finance Corp. 4.75% 2024	2,090	1,959
L3Harris Technologies, Inc. 1.80% 2031	2,625	1,967
LSC Communications, Inc. 8.75% 2023[3,6,15]	4,063	39
Masco Corp. 1.50% 2028	774	625
Masco Corp. 2.00% 2031	497	373
Masco Corp. 3.125% 2051	230	139
American Funds Insurance Series — Asset Allocation Fund — Page 110 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
MasTec, Inc. 4.50% 2028[6]	USD1,425	$1,246
Norfolk Southern Corp. 3.05% 2050	2,746	1,797
Northrop Grumman Corp. 2.93% 2025	1,820	1,737
Northrop Grumman Corp. 3.25% 2028	3,495	3,184
Otis Worldwide Corp. 2.293% 2027	2,135	1,895
Roller Bearing Company of America, Inc. 4.375% 2029[6]	195	165
Rolls-Royce PLC 5.75% 2027[6]	765	666
Siemens AG 1.20% 2026[6]	3,887	3,394
Siemens AG 1.70% 2028[6]	3,700	3,106
SkyMiles IP, Ltd. 4.75% 2028[6]	2,950	2,752
The Brink’s Co. 4.625% 2027[6]	2,385	2,124
TransDigm, Inc. 6.25% 2026[6]	3,476	3,378
TransDigm, Inc. 5.50% 2027	2,200	1,918
Triumph Group, Inc. 6.25% 2024[6]	4,015	3,665
Triumph Group, Inc. 8.875% 2024[6]	1,877	1,856
Triumph Group, Inc. 7.75% 2025	3,950	3,023
Union Pacific Corp. 2.40% 2030	2,414	2,021
Union Pacific Corp. 2.95% 2052	1,000	662
Union Pacific Corp. 3.839% 2060	546	407
Union Pacific Corp. 3.799% 2071	545	385
United Airlines Holdings, Inc. 6.50% 2027[6]	2,090	2,050
United Airlines, Inc. 4.375% 2026[6]	975	872
United Airlines, Inc. 4.625% 2029[6]	2,225	1,847
United Rentals, Inc. 3.875% 2031	2,050	1,672
United Technologies Corp. 3.65% 2023	52	52
United Technologies Corp. 3.95% 2025	3,155	3,082
United Technologies Corp. 4.125% 2028	1,075	1,005
Vertical U.S. Newco, Inc. 5.25% 2027[6]	2,000	1,705
		116,322
Materials 0.43%
Alcoa Nederland Holding BV 4.125% 2029[6]	1,175	988
Allegheny Technologies, Inc. 4.875% 2029	710	591
Allegheny Technologies, Inc. 5.125% 2031	1,110	909
Anglo American Capital PLC 2.25% 2028[6]	484	398
Anglo American Capital PLC 2.625% 2030[6]	2,500	1,927
Anglo American Capital PLC 3.95% 2050[6]	1,281	875
Arconic Rolled Products Corp. 6.125% 2028[6]	750	664
Avient Corp. 7.125% 2030[6]	855	791
Ball Corp. 3.125% 2031	3,520	2,661
Can-Pack SA / Canpack US, LLC 3.875% 2029[6]	935	732
Celanese US Holdings, LLC 6.165% 2027	3,500	3,317
Celanese US Holdings, LLC 6.33% 2029	3,000	2,799
Celanese US Holdings, LLC 6.379% 2032	990	921
Chevron Phillips Chemical Co., LLC 3.30% 2023[6]	595	590
Cleveland-Cliffs, Inc. 5.875% 2027	9,000	8,119
Cleveland-Cliffs, Inc. 4.625% 2029[6]	1,825	1,537
Cleveland-Cliffs, Inc. 4.875% 2031[6]	1,351	1,118
CVR Partners, LP 6.125% 2028[6]	745	650
Dow Chemical Co. 3.60% 2050	1,328	910
First Quantum Minerals, Ltd. 6.50% 2024[6]	2,204	2,163
First Quantum Minerals, Ltd. 7.50% 2025[6]	11,350	10,939
First Quantum Minerals, Ltd. 6.875% 2026[6]	3,625	3,349
First Quantum Minerals, Ltd. 6.875% 2027[6]	4,240	3,826
American Funds Insurance Series — Asset Allocation Fund — Page 111 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
FXI Holdings, Inc. 7.875% 2024[6]	USD1,721	$1,361
FXI Holdings, Inc. 12.25% 2026[6]	4,392	3,486
Glencore Funding, LLC 4.125% 2024[6]	945	929
International Flavors & Fragrances, Inc. 1.832% 2027[6]	5,400	4,430
Kaiser Aluminum Corp. 4.625% 2028[6]	1,620	1,325
LSB Industries, Inc. 6.25% 2028[6]	860	739
LYB International Finance III, LLC 2.25% 2030	1,198	933
LYB International Finance III, LLC 3.625% 2051	2,537	1,661
LYB International Finance III, LLC 3.80% 2060	1,186	752
Methanex Corp. 5.125% 2027	6,180	5,202
Mineral Resources, Ltd. 8.50% 2030[6]	1,525	1,477
Mosaic Co. 3.25% 2022	1,125	1,124
Mosaic Co. 4.05% 2027	1,050	979
Nova Chemicals Corp. 4.25% 2029[6]	1,875	1,467
Novelis Corp. 3.875% 2031[6]	1,115	834
Praxair, Inc. 1.10% 2030	2,938	2,224
Rio Tinto Finance (USA), Ltd. 2.75% 2051	1,837	1,194
SCIH Salt Holdings, Inc. 4.875% 2028[6]	3,485	2,885
SCIH Salt Holdings, Inc. 6.625% 2029[6]	1,230	947
Sherwin-Williams Company 3.125% 2024	275	267
Sherwin-Williams Company 3.80% 2049	5,208	3,757
South32 Treasury (USA), Ltd. 4.35% 2032[6]	1,527	1,316
Venator Materials Corp. 5.75% 2025[6]	5,845	3,957
Venator Materials Corp. 9.50% 2025[6]	1,700	1,637
Warrior Met Coal, Inc. 7.875% 2028[6]	3,400	3,309
Westlake Chemical Corp. 4.375% 2047	500	380
		99,346
Utilities 0.37%
Ameren Corp. 2.50% 2024	969	921
American Electric Power Company, Inc. 2.95% 2022	3,020	3,010
Calpine Corp. 3.75% 2031[6]	1,975	1,549
Commonwealth Edison Co. 4.35% 2045	1,085	906
Commonwealth Edison Co. 3.85% 2052	2,600	2,031
Dominion Resources, Inc., junior subordinated, 3.071% 2024[13]	1,775	1,704
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,172
Duke Energy Corp. 4.50% 2032	2,000	1,811
Duke Energy Corp. 3.50% 2051	2,000	1,350
Duke Energy Florida, LLC 3.20% 2027	1,445	1,357
Duke Energy Indiana, Inc. 3.25% 2049	1,225	834
Duke Energy Progress, LLC 3.70% 2046	457	346
Duke Energy Progress, LLC 2.50% 2050	202	120
Duke Energy Progress, LLC 2.90% 2051	91	59
Edison International 3.55% 2024	2,200	2,114
EDP Finance BV 3.625% 2024[6]	4,100	3,960
Electricité de France SA 4.75% 2035[6]	1,250	1,070
Electricité de France SA 4.875% 2038[6]	2,750	2,268
Electricité de France SA 5.60% 2040	525	455
Emera US Finance, LP 3.55% 2026	320	298
Enersis Américas SA 4.00% 2026	245	232
Entergy Corp. 2.80% 2030	3,325	2,698
Eversource Energy 3.80% 2023	2,730	2,698
FirstEnergy Corp. 3.40% 2050	2,250	1,477
FirstEnergy Transmission, LLC 2.866% 2028[6]	675	574
American Funds Insurance Series — Asset Allocation Fund — Page 112 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
NRG Energy, Inc. 3.625% 2031[6]	USD2,600	$2,034
Pacific Gas and Electric Co. 2.10% 2027	125	101
Pacific Gas and Electric Co. 2.50% 2031	2,941	2,144
Pacific Gas and Electric Co. 3.30% 2040	100	64
Pacific Gas and Electric Co. 4.20% 2041	4,100	2,824
Pacific Gas and Electric Co. 3.50% 2050	1,250	764
PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	3,187
PG&E Corp. 5.00% 2028	3,750	3,234
PG&E Corp. 5.25% 2030	3,400	2,901
Public Service Electric and Gas Co. 3.60% 2047	548	411
Public Service Electric and Gas Co. 3.15% 2050	2,451	1,694
Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,897
Southern California Edison Co. 2.85% 2029	4,450	3,759
Southern California Edison Co. 6.00% 2034	2,500	2,489
Southern California Edison Co. 5.35% 2035	3,000	2,757
Southern California Edison Co. 5.75% 2035	675	643
Southern California Edison Co. 4.00% 2047	264	193
Southern California Edison Co. 3.45% 2052	2,200	1,485
Talen Energy Corp. 7.25% 2027[6]	8,334	8,540
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.274% 2026[9,14]	2,815	2,856
Talen Energy Supply, LLC 7.625% 2028[6]	1,180	1,220
Venture Global Calcasieu Pass, LLC 3.875% 2029[6]	1,030	886
Virginia Electric and Power Co. 2.40% 2032	2,575	2,056
Virginia Electric and Power Co. 4.60% 2048	2,650	2,298
Xcel Energy, Inc. 2.60% 2029	1,950	1,622
		87,073
Information technology 0.30%
Adobe, Inc. 1.90% 2025	366	344
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 2025[9,14]	4,150	3,416
Analog Devices, Inc. 1.70% 2028	1,286	1,075
Analog Devices, Inc. 2.10% 2031	1,212	962
Analog Devices, Inc. 2.80% 2041	2,961	2,100
Analog Devices, Inc. 2.95% 2051	1,955	1,308
Apple, Inc. 3.00% 2024	625	614
Apple, Inc. 3.35% 2027	40	38
Apple, Inc. 1.20% 2028	5,000	4,191
Apple, Inc. 3.95% 2052	3,500	2,930
Block, Inc. 3.50% 2031	2,325	1,807
Booz Allen Hamilton, Inc. 4.00% 2029[6]	1,000	858
Broadcom, Inc. 1.95% 2028[6]	1,407	1,155
Broadcom, Inc. 4.15% 2032[6]	2,811	2,357
Broadcom, Inc. 2.60% 2033[6]	2,524	1,807
Broadcom, Inc. 3.469% 2034[6]	1,771	1,332
CommScope Finance, LLC 6.00% 2026[6]	1,600	1,476
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.50% 2023[9,14]	5,376	4,417
Diebold Nixdorf, Inc. 8.50% 2024	6,790	3,719
Diebold Nixdorf, Inc. 9.375% 2025[6]	10,131	7,725
Fidelity National Information Services, Inc. 3.10% 2041	302	201
Fiserv, Inc. 3.50% 2029	471	410
Fiserv, Inc. 2.65% 2030	3,605	2,926
Gartner, Inc. 4.50% 2028[6]	650	582
Intuit, Inc. 0.95% 2025	1,530	1,380
Intuit, Inc. 1.35% 2027	1,395	1,184
American Funds Insurance Series — Asset Allocation Fund — Page 113 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Intuit, Inc. 1.65% 2030	USD1,845	$1,440
Mastercard, Inc. 2.00% 2031	3,874	3,071
Microsoft Corp. 2.921% 2052	4,814	3,406
NCR Corp. 5.125% 2029[6]	1,650	1,241
PayPal Holdings, Inc. 2.65% 2026	2,364	2,172
PayPal Holdings, Inc. 2.30% 2030	2,200	1,792
Sabre GLBL, Inc. 7.375% 2025[6]	728	653
Sabre Holdings Corp. 9.25% 2025[6]	1,197	1,148
Synaptics, Inc. 4.00% 2029[6]	875	707
Unisys Corp. 6.875% 2027[6]	725	567
VeriSign, Inc. 2.70% 2031	625	486
Veritas Holdings, Ltd. 7.50% 2025[6]	835	641
Viavi Solutions, Inc. 3.75% 2029[6]	725	581
Xerox Corp. 5.00% 2025[6]	702	633
		68,852
Real estate 0.28%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	300
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,129
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	1,608
Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,109
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	2,883
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	345
American Tower Corp. 1.45% 2026	2,369	2,022
American Tower Corp. 1.60% 2026	2,347	2,048
American Tower Corp. 3.55% 2027	1,425	1,289
American Tower Corp. 1.50% 2028	2,500	2,003
American Tower Corp. 3.60% 2028	1,000	889
American Tower Corp. 2.30% 2031	1,500	1,125
American Tower Corp. 2.95% 2051	2,000	1,204
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,065
Brookfield Property REIT, Inc. 5.75% 2026[6]	930	842
Diversified Healthcare Trust 4.375% 2031	750	487
Essex Portfolio, LP 3.875% 2024	1,000	979
Essex Portfolio, LP 3.50% 2025	6,825	6,553
Extra Space Storage, Inc. 2.35% 2032	1,385	1,023
Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,199
Host Hotels & Resorts, LP 4.50% 2026	355	337
Howard Hughes Corp. 5.375% 2028[6]	1,450	1,205
Howard Hughes Corp. 4.125% 2029[6]	1,860	1,441
Howard Hughes Corp. 4.375% 2031[6]	2,615	1,882
Invitation Homes Operating Partnership, LP 2.00% 2031	2,401	1,725
Iron Mountain, Inc. 5.25% 2030[6]	3,785	3,140
Iron Mountain, Inc. 4.50% 2031[6]	2,650	2,054
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,645	2,025
Kennedy-Wilson Holdings, Inc. 4.75% 2030	1,140	848
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,260	1,644
Park Intermediate Holdings, LLC 4.875% 2029[6]	2,280	1,850
Public Storage 1.85% 2028	2,490	2,101
Public Storage 1.95% 2028	2,027	1,690
Public Storage 2.30% 2031	719	577
Realogy Corp. 5.75% 2029[6]	2,260	1,633
RHP Hotel Properties, LP / RHP Finance Corp. 4.50% 2029[6]	1,300	1,080
RLJ Lodging Trust, LP 4.00% 2029[6]	1,240	974
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Scentre Group 3.25% 2025[6]	USD1,000	$928
Scentre Group 3.50% 2025[6]	3,075	2,927
Scentre Group 3.75% 2027[6]	2,430	2,216
Sun Communities Operating, LP 2.30% 2028	1,845	1,483
Sun Communities Operating, LP 2.70% 2031	876	663
UDR, Inc. 2.95% 2026	760	691
		65,216
Consumer staples 0.25%
7-Eleven, Inc. 0.80% 2024[6]	1,700	1,608
7-Eleven, Inc. 0.95% 2026[6]	825	712
7-Eleven, Inc. 1.30% 2028[6]	2,500	2,017
Albertsons Companies, Inc. 3.50% 2029[6]	1,860	1,503
Altria Group, Inc. 2.45% 2032	125	88
Altria Group, Inc. 5.80% 2039	2,820	2,469
Altria Group, Inc. 3.40% 2041	1,500	949
Altria Group, Inc. 4.50% 2043	3,000	2,121
Altria Group, Inc. 3.70% 2051	1,395	845
Anheuser-Busch InBev NV 4.00% 2028	845	804
Anheuser-Busch InBev NV 4.35% 2040	2,500	2,124
Anheuser-Busch InBev NV 4.60% 2048	1,500	1,247
British American Tobacco PLC 3.222% 2024	2,826	2,722
British American Tobacco PLC 3.215% 2026	3,323	2,973
British American Tobacco PLC 4.54% 2047	940	625
Central Garden & Pet Co. 4.125% 2031[6]	1,395	1,100
Coca-Cola Company 1.00% 2028	940	775
Conagra Brands, Inc. 1.375% 2027	4,615	3,729
Constellation Brands, Inc. 3.60% 2028	625	573
Constellation Brands, Inc. 2.25% 2031	1,487	1,144
Coty, Inc. 4.75% 2029[6]	1,460	1,238
Imperial Tobacco Finance PLC 6.125% 2027[6]	845	834
Kronos Acquisition Holdings, Inc. 5.00% 2026[6]	2,990	2,628
Lamb Weston Holdings, Inc. 4.125% 2030[6]	2,210	1,874
PepsiCo, Inc. 1.95% 2031	3,001	2,392
PepsiCo, Inc. 2.625% 2041	5,000	3,531
PepsiCo, Inc. 3.625% 2050	777	637
PepsiCo, Inc. 2.75% 2051	1,723	1,176
Philip Morris International, Inc. 2.875% 2024	788	763
Philip Morris International, Inc. 3.25% 2024	2,000	1,935
Philip Morris International, Inc. 0.875% 2026	2,990	2,572
Philip Morris International, Inc. 3.375% 2029	788	673
Philip Morris International, Inc. 1.75% 2030	2,956	2,164
Post Holdings, Inc. 4.625% 2030[6]	2,886	2,377
Prestige Brands International, Inc. 3.75% 2031[6]	1,115	867
Reynolds American, Inc. 5.85% 2045	2,030	1,597
Simmons Foods, Inc. 4.625% 2029[6]	560	459
		57,845
Total corporate bonds, notes & loans		1,417,921
Asset-backed obligations 1.66%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[6,8]	1,920	1,912
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[6,8]	1,114	1,105
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[6,8]	3,100	3,048
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[6,8]	USD11,617	$10,021
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[6,8]	539	481
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[6,8]	138	124
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[6,8]	1,283	1,236
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 3.462% 2030[6,8,9]	2,313	2,281
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 3.69% 2030[6,8,9]	1,639	1,608
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 3.198% 2026[8,9]	9,000	9,004
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 3.679% 2028[6,8,9]	2,827	2,783
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 3.984% 2030[6,8,9]	3,660	3,593
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[6,8]	582	542
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[6,8]	4,872	4,130
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[6,8]	707	629
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 3.739% 2030[6,8,9]	5,185	5,094
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[6,8]	5,261	4,679
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[6,8]	1,771	1,479
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[6,8]	6,175	5,320
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 3.672% 2026[8,9]	4,960	4,962
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[6,8]	1,494	1,296
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[6,8]	1,214	1,058
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[6,8]	5,556	4,834
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[6,8]	1,660	1,424
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[6,8,9]	3	3
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[6,8]	477	477
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 3.208% 2026[8,9]	11,400	11,396
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[8]	111	111
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[8]	719	717
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 3.492% 2028[6,8,9]	5,337	5,266
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[6,8]	365	313
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[6,8]	6,605	6,430
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 2029[6,8]	3,263	3,219
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[6,8]	6,017	5,395
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[6,8]	4,825	4,780
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[6,8]	6,000	5,907
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[6,8]	8,861	8,246
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,8]	9,605	9,241
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[6,8]	739	655
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[6,8]	297	263
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[6,8]	2,535	2,361
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[6,8]	10,650	9,526
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[6,8]	13,309	11,851
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[6,8]	4,151	3,570
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[6,8]	6,184	5,352
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[6,8]	489	414
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,6,8]	5,930	5,704
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[6,8]	8,452	7,744
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[6,8]	634	580
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[6,8]	405	365
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[6,8]	8,390	8,052
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[6,8]	6,269	5,373
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[6,8]	685	586
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[6,8]	429	360
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[6,8]	8,400	7,361
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[6,8]	8,750	8,124
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 3.512% 2029[6,8,9]	1,393	1,384
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 3.732% 2030[6,8,9]	USD5,545	$5,465
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 3.662% 2029[6,8,9]	2,360	2,334
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[6,8]	4,700	4,467
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[6,8]	1,900	1,833
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 2027[6,8]	2,531	2,477
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[6,8]	5,304	4,555
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[6,8]	6,180	5,327
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[6,8]	6,465	5,508
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[6,8]	11,180	9,989
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[6,8]	6,228	5,491
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[6,8]	10,562	9,430
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[6,8]	23,051	19,545
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 3.753% 2030[6,8,9]	1,765	1,735
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 3.997% 2028[6,8,9]	1,533	1,516
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 3.312% 2029[6,8,9]	8,705	8,550
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 3.61% 2029[6,8,9]	469	462
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 3.912% 2029[6,8,9]	5,378	5,119
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 2031[6,8,9]	5,871	5,815
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[8]	2,725	2,475
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 3.452% 2030[6,8,9]	4,634	4,554
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 2025[8]	4,359	4,333
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[8]	859	857
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 2026[8]	4,101	4,057
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 3.548% 2053[6,8,9]	7,004	6,732
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[6,8]	3,514	2,909
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 3.592% 2030[6,8,9]	2,985	2,939
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[6,8]	4,942	4,182
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[6,8]	4,803	4,122
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[6,8]	2,551	2,267
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[6,8]	2,100	1,842
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[6,8]	3,454	3,135
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[6,8]	1,883	1,652
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[6,8]	826	712
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[6,8]	946	802
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[6,8]	2,722	2,342
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[6,8]	3,250	3,133
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[6,8]	889	812
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[6,8,9]	7,257	6,401
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[6,8]	10,617	9,157
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[6,8]	2,871	2,416
		385,218
Bonds & notes of governments & government agencies outside the U.S. 0.18%
CPPIB Capital, Inc. 2.75% 2027[6]	6,600	6,077
European Investment Bank 0.75% 2026	6,194	5,384
OMERS Finance Trust 3.50% 2032[6]	4,315	3,937
OMERS Finance Trust 4.00% 2052[6]	4,315	3,625
Panama (Republic of) 3.298% 2033	4,365	3,376
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 4.50% 2063	USD1,035	$686
Peru (Republic of) 1.862% 2032	2,525	1,779
Peru (Republic of) 2.78% 2060	3,775	2,062
Qatar (State of) 3.375% 2024[6]	2,315	2,270
Qatar (State of) 4.00% 2029[6]	745	715
Qatar (State of) 4.817% 2049[6]	750	696
Saudi Arabia (Kingdom of) 3.25% 2030[6]	1,750	1,577
Saudi Arabia (Kingdom of) 5.25% 2050[6]	1,000	939
Swedish Export Credit Corp. 3.625% 2024	5,089	5,013
United Mexican States 2.659% 2031	2,703	2,079
United Mexican States 4.875% 2033	1,790	1,577
United Mexican States 3.771% 2061	1,528	907
		42,699
Municipals 0.15% California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	1,200	1,074
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	1,660	1,445
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	495	390
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	1,170	842
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	2,470	2,139
		5,890
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	10	10
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	5	5
		15
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	4,567
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	4,313
		8,880
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	240	198
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	315	254
		452
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	3,972
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	10	10
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	35	35
American Funds Insurance Series — Asset Allocation Fund — Page 118 of 255

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Bonds, notes & other debt instruments (continued) Municipals (continued) New York 0.03%	Principal amount (000)	Value (000)
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026 (escrowed to maturity)	USD2,865	$2,558
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	4,745	4,043
		6,601
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,125	4,524
South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	10	10
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	5	5
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	5,875	5,246
Total municipals		35,645
Total bonds, notes & other debt instruments (cost: $6,019,794,000)		5,417,592
Short-term securities 9.72% Money market investments 9.61%	Shares
Capital Group Central Cash Fund 2.81%[7,17]	22,308,121	2,230,589
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 2.81%[7,17,18]	147,630	14,761
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[17,18]	2,366,051	2,366
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[17,18]	2,361,798	2,362
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[17,18]	2,361,798	2,362
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[17,18]	2,361,798	2,362
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[17,18]	2,361,798	2,362
		26,575
Total short-term securities (cost: $2,256,995,000)		2,257,164
Total investment securities 105.40% (cost: $22,199,290,000)		24,476,244
Other assets less liabilities (5.40)%		(1,254,512)
Net assets 100.00%		$23,221,732
American Funds Insurance Series — Asset Allocation Fund — Page 119 of 255

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2022 (000)
30 Day Federal Funds Futures	Long	2,784	December 2022	USD1,117,112	$645
2 Year U.S. Treasury Note Futures	Long	1,434	December 2022	294,530	(4,770)
5 Year U.S. Treasury Note Futures	Short	179	December 2022	(19,244)	250
10 Year U.S. Treasury Note Futures	Long	500	December 2022	56,031	(1,964)
10 Year Ultra U.S. Treasury Note Futures	Short	2,903	December 2022	(343,960)	21,067
20 Year U.S. Treasury Bond Futures	Long	1,460	December 2022	184,553	(14,592)
30 Year Ultra U.S. Treasury Bond Futures	Short	64	December 2022	(8,768)	834
					$1,470
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD238,057	$845	$(280)	$1,125
Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Common stocks 0.00%
Health care 0.00%
NuCana PLC (ADR)[19]	$7,086	$—	$2,674	$(14,288)	$9,876	$—	$—
Investment funds 5.88%
Capital Group Central Corporate Bond Fund	1,617,261	70,935	—	—	(323,720)	1,364,476	31,623
Short-term securities 9.67%
Money market investments 9.61%
Capital Group Central Cash Fund 2.81%[17]	1,417,334	3,413,801	2,600,123	(307)	(116)	2,230,589	16,532
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 2.81%[17,18]	8,492	6,269[20]				14,761	—[21]
Total short-term securities						2,245,350
Total 15.55%				$(14,595)	$(313,960)	$3,609,826	$48,155
American Funds Insurance Series — Asset Allocation Fund — Page 120 of 255

unaudited
Restricted securities4

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[3]	7/9/2021	$50,000	$50,000.22%
Rotech Healthcare, Inc.[1,3]	8/22/2014	6,949	19,703.08
Sberbank of Russia PJSC[1,3]	6/8/2022	29,668	—[5]	.00
Total		$86,617	$69,703.30%
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $28,369,000, which represented .12% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $69,703,000, which represented .30% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,095,188,000, which represented 4.72% of the net assets of the fund.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Purchased on a TBA basis.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $50,719,000, which represented .22% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Step bond; coupon rate may change at a later date.
[14]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,328,000, which represented .05% of the net assets of the fund.
[15]	Scheduled interest and/or principal payment was not received.
[16]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[17]	Rate represents the seven-day yield at 9/30/2022.
[18]	Security purchased with cash collateral from securities on loan.
[19]	Affiliated issuer during the reporting period but no longer held at 9/30/2022.
[20]	Represents net activity.
[21]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

American Funds Insurance Series — Asset Allocation Fund — Page 121 of 255

American Funds Global Balanced Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 56.25% Financials 9.60%	Shares	Value (000)
B3 SA-Brasil, Bolsa, Balcao	2,105,840	$5,095
Zurich Insurance Group AG	10,695	4,252
DNB Bank ASA	157,915	2,500
Toronto-Dominion Bank (CAD denominated)	32,574	1,998
PNC Financial Services Group, Inc.	12,258	1,832
Kotak Mahindra Bank, Ltd.	80,217	1,776
Housing Development Finance Corp., Ltd.	56,653	1,578
Citigroup, Inc.	31,584	1,316
DBS Group Holdings, Ltd.	56,200	1,299
HDFC Bank, Ltd.	69,274	1,200
Tradeweb Markets, Inc., Class A	20,260	1,143
BlackRock, Inc.	1,965	1,081
AIA Group, Ltd.	128,200	1,064
ING Groep NV	100,216	859
Nasdaq, Inc.	12,318	698
Bank Central Asia Tbk PT	1,148,600	641
JPMorgan Chase & Co.	5,542	579
BNP Paribas SA	13,097	553
Tryg A/S	25,226	518
Aegon NV	127,104	505
Münchener Rückversicherungs-Gesellschaft AG	1,924	465
Banco Santander, SA	184,976	430
CME Group, Inc., Class A	2,292	406
Ping An Insurance (Group) Company of China, Ltd., Class H	66,500	331
Ping An Insurance (Group) Company of China, Ltd., Class A	11,400	66
KBC Groep NV	8,010	376
FinecoBank SpA	28,159	346
Fairfax Financial Holdings, Ltd., subordinate voting shares	552	252
Allfunds Group PLC	18,078	133
Lufax Holding, Ltd. (ADR)	47,602	121
		33,413
Industrials 7.83%
Raytheon Technologies Corp.	73,529	6,019
General Electric Co.	40,999	2,538
BAE Systems PLC	271,343	2,384
Thales SA	20,571	2,269
General Dynamics Corp.	8,750	1,857
Carrier Global Corp.	50,687	1,802
Siemens AG	13,844	1,370
VINCI SA	16,178	1,300
RELX PLC	48,380	1,181
Honeywell International, Inc.	6,804	1,136
CSX Corp.	39,207	1,045
SMC Corp.	2,100	847
LIXIL Corp.	56,000	812
American Funds Insurance Series — American Funds Global Balanced Fund — Page 122 of 255

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
L3Harris Technologies, Inc.	2,346	$488
Safran SA	4,525	411
Deutsche Post AG	10,330	314
NIBE Industrier AB, Class B	31,544	280
Airbus SE, non-registered shares	2,836	245
Brenntag SE	3,756	229
Trelleborg AB, Class B	11,334	211
Bureau Veritas SA	8,207	183
Melrose Industries PLC	156,807	175
DSV A/S	1,312	152
Ryanair Holdings PLC (ADR)[1]	100	6
		27,254
Health care 7.32%
Abbott Laboratories	61,554	5,956
Siemens Healthineers AG	55,527	2,405
UnitedHealth Group, Inc.	4,669	2,358
Novartis AG	29,723	2,266
Gilead Sciences, Inc.	28,411	1,753
Thermo Fisher Scientific, Inc.	3,420	1,735
AstraZeneca PLC	12,992	1,429
Merck KGaA	8,425	1,375
PerkinElmer, Inc.	8,861	1,066
AbbVie, Inc.	7,266	975
Medtronic PLC	11,536	932
Stryker Corp.	4,201	851
Amgen, Inc.	3,541	798
Humana, Inc.	1,210	587
BioMarin Pharmaceutical, Inc.[1]	6,854	581
Bayer AG	8,827	407
		25,474
Information technology 6.85%
Broadcom, Inc.	17,172	7,625
Microsoft Corp.	32,599	7,592
Micron Technology, Inc.	45,811	2,295
Apple, Inc.	15,009	2,074
Taiwan Semiconductor Manufacturing Company, Ltd.	101,000	1,328
GlobalWafers Co., Ltd.	90,000	1,024
ServiceNow, Inc.[1]	2,241	846
Accenture PLC, Class A	3,103	799
Applied Materials, Inc.	2,383	195
Texas Instruments, Inc.	380	59
		23,837
Consumer staples 5.41%
Nestlé SA	36,894	3,995
ITC, Ltd.	931,338	3,783
Philip Morris International, Inc.	37,027	3,074
Imperial Brands PLC	98,956	2,042
Seven & i Holdings Co., Ltd.	32,400	1,301
Pernod Ricard SA	5,817	1,063
British American Tobacco PLC	28,637	1,024
Heineken NV	7,770	681
Altria Group, Inc.	14,836	599
American Funds Insurance Series — American Funds Global Balanced Fund — Page 123 of 255

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	104,700	$486
Treasury Wine Estates, Ltd.	39,933	321
Kweichow Moutai Co., Ltd., Class A	1,021	269
Davide Campari-Milano NV	21,508	191
		18,829
Utilities 4.89%
DTE Energy Company	30,715	3,534
Power Grid Corporation of India, Ltd.	1,043,680	2,701
NextEra Energy, Inc.	29,117	2,283
Duke Energy Corp.	17,404	1,619
National Grid PLC	131,956	1,362
Public Service Enterprise Group, Inc.	22,759	1,280
E.ON SE	162,912	1,261
Dominion Energy, Inc.	14,972	1,034
ENN Energy Holdings, Ltd.	65,800	875
Iberdrola, SA, non-registered shares	79,584	740
Enel SpA	82,920	340
		17,029
Materials 3.60%
Freeport-McMoRan, Inc.	89,735	2,452
Linde PLC	6,697	1,805
BHP Group, Ltd. (CDI)	63,965	1,607
Evonik Industries AG	90,277	1,522
Fortescue Metals Group, Ltd.	108,522	1,163
Shin-Etsu Chemical Co., Ltd.	11,500	1,142
Rio Tinto PLC	20,899	1,132
Vale SA (ADR), ordinary nominative shares	67,128	894
UPM-Kymmene Oyj	15,029	478
Air Liquide SA, non-registered shares	2,914	332
		12,527
Energy 3.37%
Canadian Natural Resources, Ltd. (CAD denominated)	104,108	4,846
Neste OYJ	43,838	1,901
Shell PLC (GBP denominated)	55,612	1,384
Chevron Corp.	8,302	1,193
BP PLC	192,450	915
TC Energy Corp. (CAD denominated)	12,366	498
DT Midstream, Inc.	7,614	395
Baker Hughes Co., Class A	17,643	370
Woodside Energy Group, Ltd. (CDI)	11,841	243
		11,745
Communication services 3.28%
Alphabet, Inc., Class A1	26,007	2,488
Alphabet, Inc., Class C1	8,509	818
Netflix, Inc.[1]	8,277	1,949
Comcast Corp., Class A	44,046	1,292
Singapore Telecommunications, Ltd.	625,700	1,152
BCE, Inc.[2]	22,896	960
Omnicom Group, Inc.	10,932	690
Universal Music Group NV	32,072	604
SoftBank Corp.	56,600	566
American Funds Insurance Series — American Funds Global Balanced Fund — Page 124 of 255

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Electronic Arts, Inc.	4,021	$465
Meta Platforms, Inc., Class A1	3,161	429
		11,413
Consumer discretionary 2.34%
LVMH Moët Hennessy-Louis Vuitton SE	2,496	1,467
Ferrari NV	4,104	759
Ferrari NV (EUR denominated)	1,623	303
Tesla, Inc.[1]	3,606	957
General Motors Company	28,932	929
Cie. Financière Richemont SA, Class A	8,744	821
InterContinental Hotels Group PLC	12,713	610
Amazon.com, Inc.[1]	4,755	537
Astra International Tbk PT	1,050,300	453
Starbucks Corp.	4,844	408
Royal Caribbean Cruises, Ltd.[1]	8,761	332
Airbnb, Inc., Class A1	2,679	281
Aptiv PLC[1]	2,744	215
D.R. Horton, Inc.	865	58
JD.com, Inc., Class A	1,200	30
		8,160
Real estate 1.76%
Crown Castle, Inc. REIT	10,746	1,553
Embassy Office Parks REIT	353,699	1,502
Equinix, Inc. REIT	2,099	1,194
CTP NV	106,119	1,096
Digital Realty Trust, Inc. REIT	4,684	465
Americold Realty Trust, Inc. REIT	13,585	334
		6,144
Total common stocks (cost: $202,822,000)		195,825
Preferred securities 0.72% Financials 0.42%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	223,000	821
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	192,000	641
		1,462
Consumer discretionary 0.30%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered shares[1]	13,113	1,060
Total preferred securities (cost: $2,599,000)		2,522
Convertible stocks 0.33% Utilities 0.22%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 2025	16,500	759
Health care 0.11%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	300	404
Total convertible stocks (cost: $1,214,000)		1,163
American Funds Insurance Series — American Funds Global Balanced Fund — Page 125 of 255

unaudited
Investment funds 0.48%	Shares	Value (000)
Capital Group Central Corporate Bond Fund[3]	209,799	$1,672
Total investment funds (cost: $1,816,000)		1,672
Bonds, notes & other debt instruments 35.57% U.S. Treasury bonds & notes 14.00% U.S. Treasury 13.46%	Principal amount (000)
U.S. Treasury 2.50% 2023	USD1,182	1,174
U.S. Treasury 2.75% 2023	1,485	1,474
U.S. Treasury 1.00% 2024	1,880	1,752
U.S. Treasury 1.50% 2024	5,058	4,863
U.S. Treasury 1.50% 2024	1,300	1,229
U.S. Treasury 2.50% 2024	995	967
U.S. Treasury 3.25% 2024	706	693
U.S. Treasury 0.25% 2025	1,004	894
U.S. Treasury 0.375% 2025	50	44
U.S. Treasury 1.75% 2025	440	414
U.S. Treasury 2.875% 2025	1,031	994
U.S. Treasury 3.125% 2025	18	17
U.S. Treasury 0.50% 2026	500	441
U.S. Treasury 0.625% 2026	500	437
U.S. Treasury 0.75% 2026	2,075	1,842
U.S. Treasury 0.875% 2026	500	440
U.S. Treasury 0.875% 2026	454	402
U.S. Treasury 1.125% 2026	320	284
U.S. Treasury 1.875% 2027	6,696	6,097
U.S. Treasury 2.25% 2027	298	275
U.S. Treasury 2.50% 2027	1,325	1,237
U.S. Treasury 2.75% 2027	6,460	6,095
U.S. Treasury 2.75% 2027	46	43
U.S. Treasury 3.125% 2027	3,620	3,471
U.S. Treasury 2.875% 2028	1,275	1,198
U.S. Treasury 2.875% 2028	557	523
U.S. Treasury 0.625% 2030	823	648
U.S. Treasury 0.625% 2030	650	509
U.S. Treasury 1.25% 2031	575	465
U.S. Treasury 1.375% 2031	834	678
U.S. Treasury 1.625% 2031	375	315
U.S. Treasury 1.875% 2032	2,909	2,466
U.S. Treasury 2.75% 2032	53	49
U.S. Treasury 2.875% 2032	640	592
U.S. Treasury 1.875% 2041[4]	920	653
U.S. Treasury 2.25% 2041	525	397
U.S. Treasury 2.875% 2046	400	327
U.S. Treasury 1.25% 2050	140	78
U.S. Treasury 1.875% 2051[4]	1,316	871
U.S. Treasury 2.00% 2051	560	383
U.S. Treasury 2.375% 2051	490	367
U.S. Treasury 2.25% 2052	765	556
U.S. Treasury 2.875% 2052	217	182
		46,836
American Funds Insurance Series — American Funds Global Balanced Fund — Page 126 of 255

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.54%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	USD824	$795
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	572	550
U.S. Treasury Inflation-Protected Security 0.375% 2027[5]	366	341
U.S. Treasury Inflation-Protected Security 1.00% 2049[5]	247	202
		1,888
Total U.S. Treasury bonds & notes		48,724
Bonds & notes of governments & government agencies outside the U.S. 12.44%
Abu Dhabi (Emirate of) 2.50% 2022[6]	200	200
Abu Dhabi (Emirate of) 0.75% 2023[6]	275	266
Agricultural Development Bank of China 3.75% 2029	CNY550	81
Asian Development Bank 1.125% 2025	GBP100	101
Australia (Commonwealth of), Series 152, 2.75% 2028	AUD310	188
Australia (Commonwealth of), Series 163, 1.00% 2031	150	75
Australia (Commonwealth of), Series 157, 1.50% 2031	1,055	557
Australia (Commonwealth of), Series 166, 3.00% 2033	2,250	1,320
Austria (Republic of) 0% 2031	EUR660	517
Brazil (Federative Republic of) 10.00% 2023	BRL600	110
Brazil (Federative Republic of) 0% 2024	1,700	272
Brazil (Federative Republic of) 10.00% 2025	900	162
Canada 0.75% 2024	CAD1,125	768
Canada 2.25% 2025	1,400	979
Canada 0.25% 2026	570	369
Canada 2.25% 2029	855	583
Chile (Republic of) 5.80% 2024	CLP85,000	83
Chile (Republic of) 4.50% 2026	5,000	5
Chile (Republic of) 5.00% 2028	60,000	57
Chile (Republic of) 4.70% 2030	355,000	321
China (People’s Republic of), Series 1910, 3.86% 2049	CNY2,110	331
China (People’s Republic of), Series INBK, 3.39% 2050	1,600	232
China (People’s Republic of), Series INBK, 3.81% 2050	10,290	1,604
China Development Bank Corp., Series 2008, 2.89% 2025	3,240	463
China Development Bank Corp., Series 2009, 3.39% 2027	8,580	1,247
China Development Bank Corp., Series 2004, 3.43% 2027	1,060	154
China Development Bank Corp., Series 1805, 4.88% 2028	2,040	317
Colombia (Republic of), Series B, 5.75% 2027	COP2,331,300	382
Colombia (Republic of), Series B, 7.00% 2031	5,308,700	820
European Investment Bank 0.375% 2027	EUR110	97
European Investment Bank 0.25% 2032	860	661
European Union 0% 2026	100	89
European Union 0.25% 2026	50	45
French Republic O.A.T. 0.75% 2028	640	577
French Republic O.A.T. 0% 2030	1,320	1,061
French Republic O.A.T. 0% 2032	650	494
French Republic O.A.T. 2.00% 2032	610	559
French Republic O.A.T. 3.25% 2045	160	163
Germany (Federal Republic of) 0% 2027	950	854
Germany (Federal Republic of) 0% 2031	2,600	2,130
Germany (Federal Republic of) 0% 2032	540	436
Germany (Federal Republic of) 1.00% 2038	640	525
Germany (Federal Republic of) 0% 2050	200	110
Greece (Hellenic Republic of) 3.45% 2024	110	109
Greece (Hellenic Republic of) 3.375% 2025	300	294
American Funds Insurance Series — American Funds Global Balanced Fund — Page 127 of 255

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Greece (Hellenic Republic of) 1.75% 2032	EUR790	$593
Hungary (Republic of) 2.125% 2031[6]	USD460	316
Hungary (Republic of) 3.125% 2051[6]	200	107
India (Republic of) 5.15% 2025	INR8,000	93
Indonesia (Republic of), Series 78, 8.25% 2029	IDR1,833,000	126
Indonesia (Republic of), Series 87, 6.50% 2031	1,253,000	78
Israel (State of) 2.875% 2024	EUR200	195
Israel (State of) 1.50% 2027	100	90
Italy (Republic of) 1.35% 2030	660	533
Japan, Series 17, 0.10% 2023[5]	JPY10,770	76
Japan, Series 19, 0.10% 2024[5]	31,260	223
Japan, Series 18, 0.10% 2024[5]	21,420	152
Japan, Series 150, 0.005% 2026	84,950	586
Japan, Series 346, 0.10% 2027	134,150	930
Japan, Series 22, 0.10% 2027[5]	26,142	191
Japan, Series 365, 0.10% 2031	317,600	2,166
Japan, Series 363, 0.10% 2031	56,000	381
Japan, Series 152, 1.20% 2035	264,400	1,973
Japan, Series 179, 0.50% 2041	71,600	454
Japan, Series 42, 1.70% 2044	50,150	388
Japan, Series 37, 0.60% 2050	26,950	154
Japan, Series 74, 1.00% 2052	93,200	587
KfW 1.125% 2025	GBP95	95
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	296
Malaysia (Federation of), Series 0219, 3.885% 2029	620	130
Malaysia (Federation of), Series 0519, 3.757% 2040	270	50
Morocco (Kingdom of) 3.50% 2024	EUR100	97
Morocco (Kingdom of) 1.50% 2031	100	65
Netherlands (Kingdom of the) 5.50% 2028	100	114
Nova Scotia (Province of) 3.15% 2051	CAD170	102
Peru (Republic of) 2.392% 2026	USD90	82
Philippines (Republic of) 0.001% 2024	JPY100,000	683
Philippines (Republic of) 0.25% 2025	EUR100	90
Philippines (Republic of) 1.648% 2031	USD200	151
Poland (Republic of), Series 1029, 2.75% 2029	PLN410	63
Portuguese Republic 0.475% 2030	EUR230	186
Romania 2.125% 2028	130	99
Romania 3.624% 2030	532	394
Romania 2.00% 2032	100	61
Romania 2.00% 2033	200	117
Romania 3.375% 2038	80	49
Romania 4.625% 2049	39	25
Romania 3.375% 2050	73	37
Russian Federation 7.00% 2023[7]	RUB16,600	68
Russian Federation 2.875% 2025	EUR200	77
Russian Federation 4.25% 2027[7]	USD200	89
Russian Federation 4.375% 2029[7]	200	81
Russian Federation 6.90% 2029[7]	RUB28,250	115
Russian Federation 7.65% 2030[7]	38,320	156
Russian Federation 5.90% 2031[7]	5,620	23
Russian Federation 6.90% 2031[7]	18,200	74
Russian Federation 8.50% 2031[7]	5,530	22
Russian Federation 7.70% 2033[7]	23,030	88
Russian Federation 7.25% 2034[7]	8,140	31
Serbia (Republic of) 3.125% 2027	EUR685	549
American Funds Insurance Series — American Funds Global Balanced Fund — Page 128 of 255

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Serbia (Republic of) 3.125% 2027	EUR640	$513
Serbia (Republic of) 2.05% 2036	185	96
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR3,000	142
Spain (Kingdom of) 0% 2027	EUR335	293
Spain (Kingdom of) 0.80% 2027	490	440
Spain (Kingdom of) 0.50% 2031	395	307
Spain (Kingdom of) 0.70% 2032	830	647
Tunisia (Republic of) 6.75% 2023	260	195
Tunisia (Republic of) 6.75% 2023	150	113
Ukraine 6.876% 2031[6]	USD250	47
Ukraine 6.876% 2031	200	37
United Kingdom 2.75% 2024	GBP50	54
United Kingdom 1.25% 2027	410	396
United Kingdom 0.375% 2030	490	407
United Kingdom 0.25% 2031	160	127
United Kingdom 4.25% 2032	1,395	1,579
United Kingdom 3.25% 2044	174	175
United Kingdom 1.25% 2051	200	125
United Mexican States, Series M, 5.75% 2026	MXN18,200	794
United Mexican States, Series M, 7.50% 2027	1,950	89
United Mexican States, Series M, 7.75% 2031	5,000	221
United Mexican States, Series M, 8.00% 2047	5,120	215
United Mexican States, Series M, 8.00% 2053	18,880	791
		43,322
Corporate bonds, notes & loans 6.10% Financials 1.93%
ACE INA Holdings, Inc. 2.875% 2022	USD10	10
ACE INA Holdings, Inc. 3.35% 2026	10	9
ACE INA Holdings, Inc. 4.35% 2045	20	17
AIA Group, Ltd. 0.88% 2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[8]	EUR200	151
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[8]	100	97
Banco Santander, SA 5.147% 2025	USD200	194
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[8]	200	186
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[8]	500	444
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[8]	160	137
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[8]	236	210
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[8]	20	16
Barclays Bank PLC 5.304% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[8]	475	457
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[8]	103	96
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[8]	175	164
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[8]	310	264
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[8]	110	98
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[8]	29	27
Commonwealth Bank of Australia 2.688% 2031[6]	225	169
Corebridge Financial, Inc. 3.90% 2032[6]	59	50
Goldman Sachs Group, Inc. 3.50% 2025	207	198
Goldman Sachs Group, Inc. 1.00% 2033[9]	EUR210	143
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[8]	USD78	62
Groupe BPCE SA 5.70% 2023[6]	200	198
Groupe BPCE SA 1.00% 2025	EUR100	92
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[8]	USD200	189
Intercontinental Exchange, Inc. 4.00% 2027	390	371
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[8]	186	161
American Funds Insurance Series — American Funds Global Balanced Fund — Page 129 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[8]	USD160	$146
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[8]	200	173
Morgan Stanley 3.125% 2026	110	101
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[8]	126	109
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	72	58
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[8]	EUR510	442
New York Life Insurance Company 3.75% 2050[6]	USD23	17
Nordea Bank AB 3.60% 2025[6]	200	191
PNC Financial Services Group, Inc. 2.854% 2022[8]	100	100
Royal Bank of Canada 1.20% 2026	175	153
UBS Group AG 4.49% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[6,8]	450	439
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[8]	400	344
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	210	190
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[8]	62	50
		6,723
Utilities 0.91%
Alabama Power Co. 3.00% 2052	250	164
CMS Energy Corp. 3.00% 2026	150	139
Consumers Energy Co. 3.60% 2032	250	223
Duke Energy Carolinas, LLC 3.05% 2023	280	278
Duke Energy Progress, LLC 3.70% 2028	75	70
E.On SE 1.625% 2031	EUR240	192
Edison International 4.125% 2028	USD160	143
Enel Finance International SA 1.875% 2028[6]	200	156
Enersis Américas SA 4.00% 2026	35	33
Entergy Louisiana, LLC 4.75% 2052	100	87
Exelon Corp. 3.40% 2026	150	141
FirstEnergy Corp. 3.50% 2028[6]	35	32
Florida Power & Light Company 2.875% 2051	120	79
Interstate Power and Light Co. 2.30% 2030	50	40
NextEra Energy Capital Holdings, Inc. 2.75% 2029	232	195
Niagara Mohawk Power Corp. 3.508% 2024[6]	85	82
Pacific Gas and Electric Co. 2.95% 2026	25	22
Pacific Gas and Electric Co. 2.10% 2027	100	81
Pacific Gas and Electric Co. 3.00% 2028	140	116
Pacific Gas and Electric Co. 4.65% 2028	114	101
Pacific Gas and Electric Co. 4.55% 2030	31	27
Pacific Gas and Electric Co. 2.50% 2031	600	437
Pacific Gas and Electric Co. 3.25% 2031	50	38
Pacific Gas and Electric Co. 3.50% 2050	137	84
Xcel Energy, Inc. 3.35% 2026	216	201
		3,161
Consumer discretionary 0.76%
Amazon.com, Inc. 2.80% 2024	45	44
Bayerische Motoren Werke AG 3.90% 2025[6]	70	68
Bayerische Motoren Werke AG 4.15% 2030[6]	70	65
Daimler Trucks Finance North America, LLC 3.65% 2027[6]	150	137
General Motors Financial Co. 1.05% 2024	116	109
General Motors Financial Co. 2.40% 2028	150	120
Hyundai Capital America 1.50% 2026[6]	250	213
Hyundai Capital America 2.375% 2027[6]	109	91
American Funds Insurance Series — American Funds Global Balanced Fund — Page 130 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital Services, Inc. 3.75% 2023[6]	USD250	$248
Royal Caribbean Cruises, Ltd. 11.50% 2025[6]	222	236
Royal Caribbean Cruises, Ltd. 5.50% 2028[6]	185	130
Royal Caribbean Cruises, Ltd. 8.25% 2029[6]	70	68
Royal Caribbean Cruises, Ltd. 9.25% 2029[6]	59	58
Stellantis Finance US, Inc. 5.625% 2028[6]	400	386
Stellantis Finance US, Inc. 2.691% 2031[6]	200	143
Stellantis NV 1.25% 2033	EUR500	328
Toyota Motor Credit Corp. 3.375% 2030	USD33	30
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[8]	EUR200	154
		2,628
Health care 0.46%
Aetna, Inc. 2.80% 2023	USD10	10
Amgen, Inc. 1.90% 2025	40	37
Amgen, Inc. 2.20% 2027	30	27
Amgen, Inc. 4.20% 2033	280	254
AstraZeneca Finance, LLC 2.25% 2031	69	56
AstraZeneca PLC 3.50% 2023	150	149
Becton, Dickinson and Company 3.734% 2024	10	9
Becton, Dickinson and Company 3.70% 2027	43	40
Becton, Dickinson and Company 2.823% 2030	28	23
Becton, Dickinson and Company 4.298% 2032	320	292
Cigna Corp. 4.125% 2025	80	78
EMD Finance, LLC 3.25% 2025[6]	250	239
Stryker Corp. 0.75% 2029	EUR210	169
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	94
UnitedHealth Group, Inc. 4.00% 2029	USD135	126
		1,603
Communication services 0.42%
AT&T, Inc. 2.75% 2031	375	301
AT&T, Inc. 2.55% 2033	64	48
Comcast Corp. 0% 2026	EUR100	86
Deutsche Telekom International Finance BV 9.25% 2032	USD45	55
Magallanes, Inc. 5.05% 2042[6]	168	126
Netflix, Inc. 3.875% 2029[9]	EUR200	173
Orange SA 9.00% 2031[8]	USD65	78
T-Mobile US, Inc. 2.05% 2028	200	166
Verizon Communications, Inc. 0.375% 2029	EUR140	111
Verizon Communications, Inc. 2.55% 2031	USD325	260
Verizon Communications, Inc. 0.75% 2032	EUR100	73
		1,477
Information technology 0.42%
Apple, Inc. 3.35% 2032	USD580	517
Broadcom, Inc. 4.00% 2029[6]	21	18
Broadcom, Inc. 4.15% 2030	70	61
Broadcom, Inc. 3.419% 2033[6]	53	41
Broadcom, Inc. 3.137% 2035[6]	15	11
Lenovo Group, Ltd. 5.875% 2025	269	266
Mastercard, Inc. 2.00% 2031	102	81
Microsoft Corp. 2.40% 2026	187	173
American Funds Insurance Series — American Funds Global Balanced Fund — Page 131 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 2.65% 2026	USD216	$195
PayPal Holdings, Inc. 4.40% 2032	99	92
		1,455
Industrials 0.39%
Boeing Company 4.508% 2023	400	399
Canadian Pacific Railway, Ltd. 3.10% 2051	164	108
Carrier Global Corp. 2.242% 2025	6	6
Carrier Global Corp. 2.493% 2027	7	6
CSX Corp. 3.80% 2050	6	5
CSX Corp. 2.50% 2051	75	45
General Electric Capital Corp. 4.418% 2035	200	179
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[6]	96	91
MISC Capital Two (Labuan), Ltd. 3.75% 2027[6]	200	181
Singapore Airlines, Ltd. 3.375% 2029	200	175
United Technologies Corp. 4.125% 2028	170	159
		1,354
Energy 0.33%
Canadian Natural Resources, Ltd. 2.95% 2030	161	133
Energy Transfer Operating, LP 5.00% 2050	71	56
Halliburton Company 3.80% 2025	2	2
Kinder Morgan, Inc. 4.30% 2025	165	161
MPLX, LP 5.50% 2049	123	105
Petróleos Mexicanos 5.95% 2031	161	109
Petróleos Mexicanos 6.75% 2047	107	60
Qatar Petroleum 3.125% 2041[6]	270	197
Statoil ASA 3.70% 2024	50	49
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]	288	269
		1,141
Consumer staples 0.23%
Altria Group, Inc. 2.20% 2027	EUR270	234
Anheuser-Busch InBev NV 4.00% 2028	USD100	95
Anheuser-Busch InBev NV 4.75% 2029	220	215
British American Tobacco PLC 3.215% 2026	62	55
British American Tobacco PLC 3.557% 2027	105	92
British American Tobacco PLC 4.70% 2027	67	63
British American Tobacco PLC 3.462% 2029	75	61
		815
Real estate 0.14%
American Tower Corp. 0.875% 2029	EUR250	192
Equinix, Inc. 2.15% 2030	USD197	151
Essex Portfolio, LP 3.50% 2025	120	115
Essex Portfolio, LP 3.375% 2026	40	37
		495
American Funds Insurance Series — American Funds Global Balanced Fund — Page 132 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.11%	Principal amount (000)	Value (000)
Celanese US Holdings, LLC 5.337% 2029	EUR300	$266
Celanese US Holdings, LLC 6.379% 2032	USD50	47
Vale Overseas, Ltd. 3.75% 2030	94	76
		389
Total corporate bonds, notes & loans		21,241
Mortgage-backed obligations 2.29% Federal agency mortgage-backed obligations 1.34%
Fannie Mae Pool #FM7100 3.50% 2050[10]	363	331
Government National Mortgage Assn. 3.50% 2052[10,11]	1,300	1,183
Uniform Mortgage-Backed Security 2.50% 2052[10,11]	590	495
Uniform Mortgage-Backed Security 2.50% 2052[10,11]	400	335
Uniform Mortgage-Backed Security 4.00% 2052[10,11]	1,145	1,063
Uniform Mortgage-Backed Security 4.50% 2052[10,11]	1,300	1,239
		4,646
Other mortgage-backed securities 0.95%
Nordea Kredit 0.50% 2040[10]	DKK1,640	159
Nykredit Realkredit AS, Series 01E, 1.50% 2037[10]	511	56
Nykredit Realkredit AS, Series 01E, 0.50% 2040[10]	7,338	712
Nykredit Realkredit AS, Series 01E, 1.50% 2040[10]	1,299	141
Nykredit Realkredit AS, Series 01E, 0.50% 2043[10]	20,719	1,987
Nykredit Realkredit AS, Series 01E, 0.50% 2050[10]	1,378	118
Nykredit Realkredit AS, Series CCE, 1.00% 2050[10]	595	54
Nykredit Realkredit AS, Series 01E, 1.00% 2053[10]	869	78
Realkredit Danmark AS 1.00% 2053[10]	195	18
		3,323
Total mortgage-backed obligations		7,969
Asset-backed obligations 0.70%
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 3.434% 2025[10,12]	USD230	230
CarMaxAuto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 3.055% 2025[10,12]	128	128
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[10]	94	94
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 2024[10]	73	73
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 2.885% 2025[10,12]	116	116
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 2.994% 2024[10,12]	110	110
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 2.885% 2025[10,12]	121	121
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 2.865% 2025[10,12]	120	120
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[10]	302	293
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 2.965% 2024[10,12]	300	300
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 2025[10]	220	219
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (1-month USD-SOFR + 0.57%) 2.855% 2025[10,12]	40	40
Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[8,10]	250	245
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[10]	167	165
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[6,10]	182	180
		2,434
American Funds Insurance Series — American Funds Global Balanced Fund — Page 133 of 255

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.04% Ohio 0.02%	Principal amount (000)	Value (000)
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	USD100	$73
Texas 0.02%
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	80	56
Total municipals		129
Total bonds, notes & other debt instruments (cost: $145,307,000)		123,819
Short-term securities 8.13% Money market investments 7.76%	Shares
Capital Group Central Cash Fund 2.81%[3,13]	270,056	27,003
Money market investments purchased with collateral from securities on loan 0.37%
Capital Group Central Cash Fund 2.81%[3,13,14]	7,215	722
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[13,14]	115,427	116
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[13,14]	115,634	116
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[13,14]	115,426	115
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[13,14]	115,426	115
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[13,14]	115,426	115
		1,299
Total short-term securities (cost: $28,297,000)		28,302
Total investment securities 101.48% (cost: $382,055,000)		353,303
Other assets less liabilities (1.48)%		(5,167)
Net assets 100.00%		$348,136
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	1	December 2022	USD(205)	$3
5 Year Euro-Bobl Futures	Long	3	December 2022	352	(9)
5 Year U.S. Treasury Note Futures	Long	57	December 2022	6,128	(147)
10 Year Italy Government Bond Futures	Short	1	December 2022	(110)	5
10 Year Euro-Bund Futures	Short	11	December 2022	(1,493)	1
10 Year Japanese Government Bond Futures	Short	2	December 2022	(2,049)	6
10 Year Australian Treasury Bond Futures	Long	4	December 2022	300	(7)
10 Year Ultra U.S. Treasury Note Futures	Short	1	December 2022	(119)	7
10 Year U.S. Treasury Note Futures	Short	8	December 2022	(897)	46
10 Year UK Gilt Futures	Short	3	December 2022	(323)	37
20 Year U.S. Treasury Bond Futures	Long	2	December 2022	253	(20)
American Funds Insurance Series — American Funds Global Balanced Fund — Page 134 of 255

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2022 (000)
30 Year Euro-Buxl Futures	Long	2	December 2022	USD287	$(26)
30 Year Ultra U.S. Treasury Bond Futures	Short	8	December 2022	(1,096)	97
					$(7)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
JPY	93,270	USD	654	Standard Chartered Bank	10/5/2022	$(10)
JPY	44,570	USD	328	Morgan Stanley	10/5/2022	(20)
USD	643	KRW	894,770	Standard Chartered Bank	10/6/2022	20
USD	296	COP	1,337,640	Bank of America	10/7/2022	7
USD	503	AUD	750	Standard Chartered Bank	10/11/2022	24
USD	193	NZD	320	JPMorgan Chase	10/13/2022	14
USD	135	AUD	200	Bank of America	10/13/2022	7
USD	138	GBP	120	Standard Chartered Bank	10/13/2022	4
EUR	130	USD	125	UBS AG	10/13/2022	2
GBP	40	USD	43	Morgan Stanley	10/13/2022	2
USD	439	MXN	8,853	JPMorgan Chase	10/13/2022	—[15]
EUR	2,560	DKK	19,040	JPMorgan Chase	10/13/2022	(1)
USD	225	EUR	230	Standard Chartered Bank	10/13/2022	(1)
SEK	1,270	USD	118	Bank of America	10/13/2022	(4)
EUR	270	USD	274	UBS AG	10/13/2022	(9)
EUR	540	USD	542	JPMorgan Chase	10/13/2022	(12)
KRW	500,000	USD	364	Standard Chartered Bank	10/13/2022	(16)
CAD	530	USD	403	HSBC Bank	10/13/2022	(19)
EUR	4,202	USD	4,192	JPMorgan Chase	10/13/2022	(70)
KRW	1,261,900	USD	911	Citibank	10/14/2022	(33)
USD	178	MYR	800	Standard Chartered Bank	10/17/2022	6
USD	314	MYR	1,450	Standard Chartered Bank	10/17/2022	4
NZD	470	USD	284	UBS AG	10/17/2022	(21)
JPY	909,550	USD	6,333	UBS AG	10/17/2022	(38)
USD	564	CAD	760	JPMorgan Chase	10/26/2022	14
GBP	140	USD	150	JPMorgan Chase	10/26/2022	6
USD	327	GBP	290	Citibank	10/26/2022	3
USD	2,410	MXN	48,790	Morgan Stanley	10/26/2022	—[15]
MXN	6,900	USD	344	Morgan Stanley	10/26/2022	(3)
USD	587	GBP	530	Standard Chartered Bank	10/26/2022	(5)
JPY	123,180	USD	922	Bank of America	11/1/2022	(69)
JPY	82,873	AUD	890	JPMorgan Chase	11/10/2022	5
USD	420	PLN	1,940	Citibank	2/2/2023	37
USD	245	PLN	1,150	UBS AG	2/2/2023	18
PLN	4,260	USD	922	Citibank	2/2/2023	(81)
PLN	1,940	USD	468	BNP Paribas	2/2/2023	(85)
						$(324)
American Funds Insurance Series — American Funds Global Balanced Fund — Page 135 of 255

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD375	$(6)	$—	$(6)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(50)	—	(50)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(19)	—	(19)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(47)	—	(47)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(8)	—	(8)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(8)	—	(8)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(9)	—	(9)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(16)	—	(16)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	1,000	(17)	—	(17)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	1,019	(17)	—	(17)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	1,023	(18)	—	(18)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	904	(16)	—	(16)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(18)	—	(18)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	1,029	(18)	—	(18)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	1,029	(18)	—	(18)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	1,144	(19)	—	(19)
American Funds Insurance Series — American Funds Global Balanced Fund — Page 136 of 255

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023	NZD5,500	$(28)	$—	$(28)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(21)	—	(21)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(21)	—	(21)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	(2)	—	(2)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP3,050	(106)	—	(106)
2.42%	Annual	SONIA	Annual	5/5/2024	6,100	(218)	—	(218)
2.9588%	Annual	SONIA	Annual	6/9/2024	4,180	(124)	—	(124)
SONIA	Annual	5.6325%	Annual	9/25/2024	7,720	10	—	10
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	(9)	—	(9)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600	(11)	—	(11)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200	(14)	—	(14)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600	(37)	—	(37)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900	(38)	—	(38)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300	(50)	—	(50)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500	(7)	—	(7)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701	(11)	—	(11)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,100	(17)	—	(17)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,000	(17)	—	(17)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	7,639	(24)	—	(24)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027	20,400	(9)	—	(9)
						$(1,058)	$—	$(1,058)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[16] (000)	Value at 9/30/2022[17] (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2022 (000)
1.00%	Quarterly	CDX.NA.IG.39	12/20/2027	USD6,195	$(22)	$10	$(32)
American Funds Insurance Series — American Funds Global Balanced Fund — Page 137 of 255

unaudited
Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Investment funds 0.48%
Capital Group Central Corporate Bond Fund	$—	$1,816	$—	$—	$(144)	$1,672	$8
Short-term securities 7.97%
Money market investments 7.76%
Capital Group Central Cash Fund 2.81%[13]	1,127	128,563	102,690	(2)	5	27,003	147
Money market investments purchased with collateral from securities on loan 0.21%
Capital Group Central Cash Fund 2.81%[13,14]	—	722[18]				722	—[19]
Total short-term securities						27,725
Total 8.45%				$(2)	$(139)	$29,397	$155
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Netflix, Inc. 3.875% 2029	7/11/2022-7/12/2022	$191	$173.05%
Goldman Sachs Group, Inc. 1.00% 2033	5/19/2021	251	143.04
Total		$442	$316.09%
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $1,385,000, which represented .40% of the net assets of the fund.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $655,000, which represented .19% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,197,000, which represented 1.49% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Step bond; coupon rate may change at a later date.
[9]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $316,000, which represented .09% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Rate represents the seven-day yield at 9/30/2022.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Amount less than one thousand.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[18]	Represents net activity.
[19]	Dividend income is included with securities lending income and is not shown in this table.
American Funds Insurance Series — American Funds Global Balanced Fund — Page 138 of 255

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNY = Chinese yuan
COP = Colombian pesos
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RUB = Russian rubles
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
ZAR = South African rand

American Funds Insurance Series — American Funds Global Balanced Fund — Page 139 of 255

The Bond Fund of America®
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 99.27% Corporate bonds, notes & loans 35.36% Financials 9.95%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	USD3,625	$3,621
ACE INA Holdings, Inc. 3.35% 2026	2,025	1,916
ACE INA Holdings, Inc. 4.35% 2045	2,220	1,882
AerCap Holdings NV 6.50% 2025	1,798	1,796
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	3,130	2,975
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	5,996	5,483
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	10,289	8,693
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	12,359	9,922
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,595	9,488
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	5,120	3,722
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,254	835
Ally Financial, Inc. 5.125% 2024	1,500	1,492
Ally Financial, Inc. 8.00% 2031	8,479	8,869
Ally Financial, Inc. 8.00% 2031	7,070	7,423
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[1]	4,501	4,098
Arthur J. Gallagher & Co. 3.50% 2051	1,073	732
Banco Santander, SA 5.147% 2025	4,000	3,884
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]	1,400	1,160
Banco Santander, SA 5.294% 2027	2,800	2,641
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	1,970	1,803
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[1]	981	851
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	7,989	6,862
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	10,129	9,007
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[1]	2,635	2,472
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	11,107	10,684
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[1]	2,773	2,256
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	21,177	15,695
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	36,155	27,066
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[1]	2,613	2,001
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	8,343	6,523
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[1]	4,089	3,202
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[1]	11,965	10,733
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	7,947	7,383
Bank of Ireland Group PLC 6.253% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	4,850	4,749
Bank of Nova Scotia 2.45% 2032	900	686
Barclays Bank PLC 5.304% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	4,525	4,351
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[1,2]	7,581	6,469
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]	13,134	11,230
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	3,594	2,815
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	4,177	3,164
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	2,372	2,009
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[1]	4,525	4,300
American Funds Insurance Series — The Bond Fund of America — Page 140 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Capital One Financial Corp. 4.985% 2026 (USD-SOFR + 2.16% on 7/24/2025)[1]	USD2,430	$2,377
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[1]	4,650	4,435
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,126	825
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[1]	5,410	5,339
Citigroup, Inc. 4.60% 2026	1,800	1,757
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	8,740	7,450
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[1]	5,520	4,926
Citigroup, Inc. 4.658% 2028 (USD-SOFR + 1.887% on 5/24/2027)[1]	3,386	3,221
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	2,110	1,664
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	5,350	4,492
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[1]	2,373	2,187
Corebridge Financial, Inc. 3.50% 2025[2]	1,439	1,369
Corebridge Financial, Inc. 3.65% 2027[2]	4,493	4,110
Corebridge Financial, Inc. 3.85% 2029[2]	5,794	5,114
Corebridge Financial, Inc. 3.90% 2032[2]	5,959	5,040
Corebridge Financial, Inc. 4.35% 2042[2]	361	279
Corebridge Financial, Inc. 4.40% 2052[2]	1,352	1,032
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	4,450	3,982
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	2,450	2,088
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	12,000	11,908
Credit Suisse Group AG 3.80% 2023	12,925	12,724
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	850	774
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	5,750	5,004
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	11,200	9,121
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	3,096	2,439
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	7,369	5,182
Danske Bank AS 1.549% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]	2,990	2,511
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	2,975	2,652
Deutsche Bank AG 3.30% 2022	2,695	2,688
Deutsche Bank AG 3.95% 2023	6,350	6,322
Deutsche Bank AG 0.898% 2024	2,500	2,311
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,475	9,981
Deutsche Bank AG 3.70% 2024	5,150	4,977
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[1]	8,008	7,482
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	42,264	35,927
Deutsche Bank AG 4.10% 2026	7,305	6,913
Deutsche Bank AG 4.10% 2026	857	809
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	2,410	1,958
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	6,135	4,988
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	2,900	2,215
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,200	1,033
GE Capital Funding, LLC 4.55% 2032	1,815	1,684
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[1]	3,030	2,608
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	13,275	11,229
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	13,961	11,957
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[1]	1,235	1,073
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[1]	7,403	6,745
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	9,600	8,525
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	14,860	11,221
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	2,858	2,194
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	10,422	8,290
American Funds Insurance Series — The Bond Fund of America — Page 141 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	USD3,160	$2,039
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[1]	1,750	1,628
Groupe BPCE SA 2.75% 2023[2]	6,875	6,845
Groupe BPCE SA 5.70% 2023[2]	28,166	27,863
Groupe BPCE SA 5.15% 2024[2]	5,481	5,348
Groupe BPCE SA 1.625% 2025[2]	2,980	2,738
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	6,350	5,520
Groupe BPCE SA 5.748% 2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	6,195	5,720
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	5,270	4,434
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	6,610	6,082
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	5,917	4,585
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	6,410	5,723
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	6,490	4,779
Huarong Finance 2017 Co., Ltd. 4.25% 2027	6,335	4,807
Huarong Finance 2017 Co., Ltd. 4.75% 2027	669	529
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 4.105% 2023[3]	2,750	2,705
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 4.23% 2025[3]	397	342
Huarong Finance II Co., Ltd. 5.00% 2025	480	410
Huarong Finance II Co., Ltd. 5.50% 2025	6,669	6,010
Huarong Finance II Co., Ltd. 4.625% 2026	200	168
Huarong Finance II Co., Ltd. 4.875% 2026	2,106	1,719
Intercontinental Exchange, Inc. 4.35% 2029	8,710	8,250
Intercontinental Exchange, Inc. 4.60% 2033	4,601	4,294
Intercontinental Exchange, Inc. 4.95% 2052	5,327	4,746
Intesa Sanpaolo SpA 3.375% 2023[2]	10,035	9,981
Intesa Sanpaolo SpA 3.25% 2024[2]	770	726
Intesa Sanpaolo SpA 5.017% 2024[2]	68,143	63,588
Intesa Sanpaolo SpA 5.71% 2026[2]	15,400	14,023
Intesa Sanpaolo SpA 3.875% 2027[2]	6,250	5,435
Intesa Sanpaolo SpA 3.875% 2028[2]	1,986	1,718
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	2,060	1,598
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[1]	5,870	5,434
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	11,105	10,191
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[1]	3,620	3,488
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[1]	5,965	5,051
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	1,832	1,584
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[1]	4,350	3,851
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[1]	12,080	11,331
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	7,703	7,404
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[1]	2,453	1,991
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[1]	9,600	8,505
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	11,980	10,919
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	1,766	1,398
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	5,313	4,038
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	4,802	3,727
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	553	435
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	1,907	1,719
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	5,475	5,056
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	2,415	2,105
Keb Hana Bank 3.25% 2027[2]	1,315	1,224
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]	2,675	2,460
American Funds Insurance Series — The Bond Fund of America — Page 142 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 4.375% 2028	USD8,825	$8,035
Marsh & McLennan Companies, Inc. 2.375% 2031	367	289
Marsh & McLennan Companies, Inc. 2.90% 2051	505	314
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,503
MetLife, Inc. 3.60% 2025	3,490	3,363
MetLife, Inc. 5.00% 2052	165	151
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]	2,960	2,697
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]	6,200	5,289
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]	2,225	1,888
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]	2,970	2,570
Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]	2,945	2,745
Mitsubishi UFJ Financial Group, Inc. 5.133% 2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	1,197	1,120
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]	4,615	3,929
Mizuho Financial Group, Inc. 5.669% 2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]	2,390	2,302
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[1]	3,065	2,873
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	2,300	2,183
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[1]	2,680	2,499
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	10,488	8,945
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[1]	3,671	3,438
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	30,007	22,572
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	2,813	2,153
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[1]	6,616	5,238
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	3,375	3,130
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[1]	2,286	2,057
MSCI, Inc. 3.25% 2033[2]	2,750	2,128
Navient Corp. 6.75% 2025	425	398
OneMain Holdings, Inc. 7.125% 2026	250	226
PNC Financial Services Group, Inc. 2.854% 2022[1]	5,850	5,845
Rede D’Or Finance SARL 4.50% 2030[2]	1,572	1,276
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,074
Santander Holdings USA, Inc. 2.49% 2028[1]	3,625	3,028
State Street Corp. 4.164% 2033 (USD-SOFR + 1.726% on 8/4/2032)[1]	1,640	1,482
Sumitomo Mitsui Banking Corp. 2.174% 2027	1,100	960
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	1,530	1,122
Synchrony Financial 4.375% 2024	3,640	3,577
Toronto-Dominion Bank 1.95% 2027	1,060	923
Toronto-Dominion Bank 2.00% 2031	3,510	2,624
Travelers Companies, Inc. 2.55% 2050	768	476
U.S. Bancorp 4.548% 2028 (USD-SOFR + 1.66% on 7/27/2027)[1]	2,440	2,353
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]	4,000	3,365
UniCredit SpA 4.625% 2027[2]	1,395	1,258
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	16,130	13,304
Vigorous Champion International, Ltd. 4.25% 2029	462	395
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	USD20,480	$19,134
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[1]	3,524	3,371
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	9,236	8,374
Wells Fargo & Company 4.808% 2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	7,450	7,113
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	7,665	6,226
Wells Fargo & Company 4.897% 2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	4,300	3,970
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	14,070	11,452
Willis North America, Inc. 4.65% 2027	1,290	1,227
		1,005,303
Utilities 4.41%
AEP Texas, Inc. 3.45% 2051	1,475	1,014
Alabama Power Co. 3.00% 2052	3,880	2,544
Alfa Desarrollo SpA 4.55% 2051[2]	1,001	663
Ameren Corp. 4.50% 2049	2,875	2,463
Baltimore Gas & Electric 4.55% 2052	525	452
Berkshire Hathaway Energy Company 4.50% 2045	5,895	4,934
Comisión Federal de Electricidad 4.688% 2029[2]	3,655	3,065
Comisión Federal de Electricidad 3.875% 2033[2]	1,340	937
Connecticut Light and Power Co. 2.05% 2031	1,775	1,403
Consumers Energy Co. 4.05% 2048	1,413	1,149
Consumers Energy Co. 3.10% 2050	4,123	2,795
Consumers Energy Co. 3.75% 2050	5,625	4,355
Consumers Energy Co. 3.50% 2051	235	174
Duke Energy Corp. 3.75% 2024	3,826	3,759
Duke Energy Corp. 4.50% 2032	9,305	8,427
Duke Energy Corp. 5.00% 2052	955	816
Duke Energy Florida, LLC 3.40% 2046	5,669	4,010
Duke Energy Florida, LLC 3.00% 2051	711	470
Duke Energy Progress, LLC 3.70% 2028	3,750	3,493
Duke Energy Progress, LLC 2.00% 2031	1,775	1,375
Duke Energy Progress, LLC 2.50% 2050	644	383
Edison International 3.125% 2022	2,900	2,895
Edison International 3.55% 2024	6,850	6,583
Edison International 4.95% 2025	175	172
Edison International 5.75% 2027	3,181	3,120
Edison International 4.125% 2028	3,644	3,257
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR2,800	1,938
Emera US Finance, LP 0.833% 2024	USD600	556
Emera US Finance, LP 2.639% 2031	4,400	3,431
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	1,000	1,000
ENN Clean Energy International Investment, Ltd. 3.375% 2026[2]	1,310	1,124
Entergy Louisiana, LLC 4.20% 2048	6,325	5,105
Entergy Louisiana, LLC 4.75% 2052	1,525	1,331
Eversource Energy 3.80% 2023	5,000	4,941
FirstEnergy Corp. 1.60% 2026	20,066	17,368
FirstEnergy Corp. 3.50% 2028[2]	2,400	2,165
FirstEnergy Corp. 4.10% 2028[2]	425	394
FirstEnergy Corp. 2.25% 2030	13,707	10,587
FirstEnergy Corp. 2.65% 2030	12,524	10,129
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2023)[1]	12,178	11,327
FirstEnergy Transmission, LLC 2.866% 2028[2]	4,000	3,404
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Florida Power & Light Company 2.45% 2032	USD6,025	$4,901
Florida Power & Light Company 2.875% 2051	9,334	6,184
Georgia Power Co. 3.70% 2050	275	200
Interchile SA 4.50% 2056[2]	465	342
Israel Electric Corp., Ltd. 4.25% 2028[2]	10,190	9,474
Israel Electric Corp., Ltd. 3.75% 2032[2]	340	293
ITC Holdings Corp. 4.95% 2027[2]	1,100	1,075
Jersey Central Power & Light Co. 2.75% 2032[2]	525	417
Mississippi Power Co. 4.25% 2042	5,020	4,030
Monongahela Power Co. 3.55% 2027[2]	1,700	1,568
NextEra Energy Capital Holdings, Inc. 1.875% 2027	3,000	2,607
NextEra Energy Capital Holdings, Inc. 2.44% 2032	2,765	2,156
NiSource Finance Corp. 5.00% 2052	2,150	1,883
Northern States Power Co. 4.50% 2052	3,328	2,936
Oncor Electric Delivery Company, LLC 4.55% 2032[2]	975	939
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,540
Pacific Gas and Electric Co. 3.40% 2024	2,000	1,905
Pacific Gas and Electric Co. 2.95% 2026	10,850	9,584
Pacific Gas and Electric Co. 3.15% 2026	27,543	24,773
Pacific Gas and Electric Co. 3.30% 2027	12,289	10,372
Pacific Gas and Electric Co. 3.30% 2027	5,850	5,075
Pacific Gas and Electric Co. 3.75% 2028	13,075	11,030
Pacific Gas and Electric Co. 4.65% 2028	7,900	6,980
Pacific Gas and Electric Co. 4.55% 2030	35,299	30,290
Pacific Gas and Electric Co. 2.50% 2031	19,695	14,355
Pacific Gas and Electric Co. 3.25% 2031	1,300	994
Pacific Gas and Electric Co. 3.30% 2040	8,898	5,715
Pacific Gas and Electric Co. 3.75% 2042	9,466	6,021
Pacific Gas and Electric Co. 4.75% 2044	336	241
Pacific Gas and Electric Co. 3.50% 2050	6,836	4,177
Public Service Electric and Gas Co. 3.20% 2029	6,000	5,392
Public Service Electric and Gas Co. 1.90% 2031	775	607
Public Service Electric and Gas Co. 3.10% 2032	7,500	6,401
Puget Energy, Inc. 3.65% 2025	300	284
Southern California Edison Co. 2.85% 2029	8,200	6,926
Southern California Edison Co. 4.20% 2029	11,000	10,187
Southern California Edison Co. 2.50% 2031	5,149	4,072
Southern California Edison Co. 5.35% 2035	6,450	5,927
Southern California Edison Co. 5.75% 2035	4,549	4,332
Southern California Edison Co. 5.625% 2036	7,051	6,549
Southern California Edison Co. 5.55% 2037	3,844	3,507
Southern California Edison Co. 5.95% 2038	5,121	4,922
Southern California Edison Co. 4.00% 2047	9,402	6,876
Southern California Edison Co. 4.125% 2048	8,048	6,003
Southern California Edison Co. 4.875% 2049	916	769
Southern California Edison Co. 3.65% 2050	5,353	3,678
Southern California Edison Co. 3.65% 2051	6,978	4,875
Southern California Edison Co., Series C, 3.60% 2045	2,717	1,866
Southwestern Electric Power Co. 1.65% 2026	3,550	3,134
Southwestern Electric Power Co. 3.25% 2051	2,270	1,448
Union Electric Co. 2.15% 2032	3,175	2,457
Virginia Electric and Power Co. 2.30% 2031	2,425	1,926
Virginia Electric and Power Co. 2.40% 2032	5,795	4,627
WEC Energy Group, Inc. 2.20% 2028	1,575	1,303
American Funds Insurance Series — The Bond Fund of America — Page 145 of 255

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Wisconsin Electric Power Co. 2.85% 2051	USD375	$242
Wisconsin Power and Light Co. 1.95% 2031	525	411
Wisconsin Power and Light Co. 3.65% 2050	1,075	788
Xcel Energy, Inc. 3.30% 2025	5,650	5,420
Xcel Energy, Inc. 1.75% 2027	5,660	4,898
Xcel Energy, Inc. 2.60% 2029	2,925	2,434
Xcel Energy, Inc. 2.35% 2031	8,500	6,587
Xcel Energy, Inc. 4.60% 2032	11,675	10,840
		445,253
Consumer discretionary 4.22%
Allied Universal Holdco, LLC 4.625% 2028[2]	335	259
Amazon.com, Inc. 3.30% 2027	1,760	1,664
Amazon.com, Inc. 1.65% 2028	3,860	3,284
Amazon.com, Inc. 3.45% 2029	1,305	1,207
Amazon.com, Inc. 3.60% 2032	6,830	6,217
Amazon.com, Inc. 2.875% 2041	650	477
Amazon.com, Inc. 3.10% 2051	9,380	6,596
Amazon.com, Inc. 3.95% 2052	1,635	1,345
Amazon.com, Inc. 3.25% 2061	4,100	2,768
Amazon.com, Inc. 4.10% 2062	470	376
Atlas LuxCo 4 SARL 4.625% 2028[2]	255	193
Bath & Body Works, Inc. 6.875% 2035	740	620
Bayerische Motoren Werke AG 1.25% 2026[2]	100	87
Bayerische Motoren Werke AG 3.45% 2027[2]	1,075	1,002
Bayerische Motoren Werke AG 1.95% 2031[2]	620	474
Bayerische Motoren Werke AG 3.70% 2032[2]	1,350	1,184
Daimler Trucks Finance North America, LLC 1.125% 2023[2]	3,015	2,873
Daimler Trucks Finance North America, LLC 1.625% 2024[2]	4,950	4,570
Daimler Trucks Finance North America, LLC 3.50% 2025[2]	1,750	1,663
Daimler Trucks Finance North America, LLC 3.65% 2027[2]	4,140	3,793
Daimler Trucks Finance North America, LLC 2.375% 2028[2]	3,975	3,247
Daimler Trucks Finance North America, LLC 2.50% 2031[2]	9,625	7,304
DaimlerChrysler North America Holding Corp. 1.75% 2023[2]	8,000	7,899
DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	2,000	1,991
Ford Motor Credit Company, LLC 5.125% 2025	3,870	3,658
Ford Motor Credit Company, LLC 3.815% 2027	3,790	3,189
Ford Motor Credit Company, LLC 4.125% 2027	39,080	33,721
Ford Motor Credit Company, LLC 4.271% 2027	18,542	16,250
Ford Motor Credit Company, LLC 5.113% 2029	4,205	3,658
General Motors Company 4.35% 2025	11,358	10,980
General Motors Company 6.125% 2025	23,743	23,775
General Motors Company 5.40% 2029	781	721
General Motors Company 5.40% 2048	7,200	5,636
General Motors Financial Co. 3.25% 2023	964	959
General Motors Financial Co. 1.05% 2024	4,200	3,939
General Motors Financial Co. 1.50% 2026	6,712	5,712
General Motors Financial Co. 2.35% 2027	9,771	8,304
General Motors Financial Co. 2.40% 2028	13,909	11,144
General Motors Financial Co. 2.40% 2028	464	367
General Motors Financial Co. 3.60% 2030	465	377
General Motors Financial Co. 2.35% 2031	6,075	4,417
General Motors Financial Co. 2.70% 2031	6,075	4,469
Grand Canyon University 4.125% 2024	4,190	3,869
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 2.95% 2029	USD6,081	$5,398
Home Depot, Inc. 4.50% 2048	1,915	1,681
Hyundai Capital America 2.85% 2022[2]	4,118	4,112
Hyundai Capital America 1.25% 2023[2]	3,150	3,031
Hyundai Capital America 2.375% 2023[2]	9,977	9,891
Hyundai Capital America 0.875% 2024[2]	2,780	2,570
Hyundai Capital America 1.00% 2024[2]	2,750	2,515
Hyundai Capital America 3.40% 2024[2]	8,180	7,883
Hyundai Capital America 1.80% 2025[2]	13,274	11,819
Hyundai Capital America 2.65% 2025[2]	12,372	11,541
Hyundai Capital America 1.30% 2026[2]	6,000	5,196
Hyundai Capital America 1.50% 2026[2]	8,310	7,067
Hyundai Capital America 1.65% 2026[2]	7,275	6,138
Hyundai Capital America 2.375% 2027[2]	7,543	6,308
Hyundai Capital America 3.00% 2027[2]	9,000	8,006
Hyundai Capital America 1.80% 2028[2]	6,000	4,788
Hyundai Capital America 2.00% 2028[2]	5,775	4,606
Hyundai Capital America 2.10% 2028[2]	4,010	3,154
Hyundai Capital Services, Inc. 1.25% 2026[2]	3,695	3,216
KIA Corp. 2.375% 2025[2]	1,580	1,470
Lowe’s Companies, Inc. 5.00% 2033	955	903
Lowe’s Companies, Inc. 5.625% 2053	1,030	955
Marriott International, Inc. 5.75% 2025	330	334
Marriott International, Inc. 3.125% 2026	410	379
Marriott International, Inc. 5.00% 2027	4,470	4,324
Marriott International, Inc. 2.75% 2033	2,226	1,619
McDonald’s Corp. 2.125% 2030	2,482	2,025
McDonald’s Corp. 4.60% 2032	1,765	1,688
McDonald’s Corp. 4.45% 2047	3,535	2,973
McDonald’s Corp. 3.625% 2049	2,938	2,145
McDonald’s Corp. 5.15% 2052	730	680
Meituan Dianping 3.05% 2030[2]	3,200	2,119
Nissan Motor Co., Ltd. 3.043% 2023[2]	240	233
Nissan Motor Co., Ltd. 3.522% 2025[2]	800	737
Nissan Motor Co., Ltd. 2.00% 2026[2]	12,000	10,161
Nissan Motor Co., Ltd. 4.345% 2027[2]	1,790	1,545
Nissan Motor Co., Ltd. 2.75% 2028[2]	11,200	8,833
Nissan Motor Co., Ltd. 4.81% 2030[2]	17,533	14,228
Sands China, Ltd. 2.80% 2027[1]	2,368	1,885
Starbucks Corp. 3.75% 2047	3,785	2,796
Stellantis Finance US, Inc. 1.711% 2027[2]	3,500	2,918
Stellantis Finance US, Inc. 5.625% 2028[2]	6,695	6,459
Stellantis Finance US, Inc. 2.691% 2031[2]	4,280	3,059
Stellantis Finance US, Inc. 6.375% 2032[2]	12,065	11,179
Toyota Motor Credit Corp. 3.375% 2030	4,954	4,432
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[2]	425	356
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	15,000	14,851
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	546	523
Volkswagen Group of America Finance, LLC 3.35% 2025[2]	2,636	2,503
Volkswagen Group of America Finance, LLC 4.35% 2027[2]	2,550	2,398
Wyndham Destinations, Inc. 6.625% 2026[2]	675	633
Wynn Resorts Finance, LLC 5.125% 2029[2]	410	332
		426,833
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 3.60%	Principal amount (000)	Value (000)
AbbVie, Inc. 3.20% 2029	USD8,482	$7,432
AbbVie, Inc. 4.25% 2049	8	6
Amgen, Inc. 3.00% 2029	325	284
Amgen, Inc. 4.05% 2029	8,400	7,738
Amgen, Inc. 2.45% 2030	5,131	4,239
Amgen, Inc. 3.35% 2032	499	427
Amgen, Inc. 4.20% 2033	9,075	8,225
Amgen, Inc. 4.875% 2053	4,975	4,384
Amgen, Inc. 4.40% 2062	196	154
Anthem, Inc. 2.375% 2025	1,534	1,449
Anthem, Inc. 4.10% 2032	8,711	7,882
Anthem, Inc. 4.55% 2052	1,721	1,457
AstraZeneca Finance, LLC 1.75% 2028	1,429	1,203
AstraZeneca Finance, LLC 2.25% 2031	2,087	1,699
AstraZeneca PLC 4.00% 2029	5,920	5,605
Bausch Health Companies, Inc. 4.875% 2028[2]	830	537
Baxter International, Inc. 2.539% 2032	3,906	3,043
Bayer US Finance II, LLC 4.25% 2025[2]	17,570	16,830
Centene Corp. 4.25% 2027	14,860	13,624
Centene Corp. 2.45% 2028	12,410	10,125
Centene Corp. 4.625% 2029	14,945	13,465
Centene Corp. 3.375% 2030	15,718	12,884
Centene Corp. 2.50% 2031	8,550	6,463
Centene Corp. 2.625% 2031	2,510	1,897
Danaher Corp. 2.80% 2051	1,090	704
Eli Lilly and Company 3.375% 2029	1,255	1,163
Gilead Sciences, Inc. 1.65% 2030	1,570	1,206
HCA, Inc. 3.125% 2027[2]	755	669
HCA, Inc. 2.375% 2031	2,318	1,718
HCA, Inc. 3.625% 2032[2]	5,000	4,052
HCA, Inc. 4.625% 2052[2]	390	294
Johnson & Johnson 0.95% 2027	12,753	10,810
Johnson & Johnson 2.10% 2040	825	551
Johnson & Johnson 2.25% 2050	1,933	1,198
Laboratory Corporation of America Holdings 1.55% 2026	1,058	928
Laboratory Corporation of America Holdings 4.70% 2045	4,160	3,451
Merck & Co., Inc. 1.70% 2027	3,093	2,705
Merck & Co., Inc. 2.75% 2051	808	529
Regeneron Pharmaceuticals, Inc. 1.75% 2030	1,918	1,455
Roche Holdings, Inc. 1.93% 2028[2]	7,845	6,602
Roche Holdings, Inc. 2.076% 2031[2]	13,787	11,063
Roche Holdings, Inc. 2.607% 2051[2]	645	423
Shire PLC 3.20% 2026	14,406	13,301
Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	43,877
Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	56,586
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	24,680
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	27,955
UnitedHealth Group, Inc. 3.75% 2025	5,410	5,264
UnitedHealth Group, Inc. 3.70% 2027	1,184	1,128
UnitedHealth Group, Inc. 4.00% 2029	2,231	2,081
UnitedHealth Group, Inc. 2.00% 2030	855	689
UnitedHealth Group, Inc. 4.20% 2032	3,169	2,946
UnitedHealth Group, Inc. 3.05% 2041	1,300	947
UnitedHealth Group, Inc. 4.25% 2048	960	798
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 3.25% 2051	USD927	$646
UnitedHealth Group, Inc. 4.75% 2052	1,400	1,255
UnitedHealth Group, Inc. 4.95% 2062	550	492
		363,218
Communication services 3.34%
AT&T, Inc. 1.70% 2026	19,000	16,914
AT&T, Inc. 1.65% 2028	4,700	3,869
AT&T, Inc. 4.30% 2030	15,940	14,582
AT&T, Inc. 2.55% 2033	15,003	11,122
AT&T, Inc. 3.50% 2053	19,935	13,316
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	4,800	4,340
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029	1,351	1,059
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	8,212	6,222
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[2]	1,265	987
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	2,642	2,192
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	3,875	2,783
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	4,049
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053	1,240	953
CenturyLink, Inc. 4.00% 2027[2]	17,646	14,857
Comcast Corp. 3.15% 2028	7,200	6,538
Comcast Corp. 4.00% 2048	5,000	3,859
Magallanes, Inc. 3.428% 2024[2]	6,552	6,334
Magallanes, Inc. 3.638% 2025[2]	3,056	2,897
Magallanes, Inc. 3.755% 2027[2]	9,501	8,512
Magallanes, Inc. 4.054% 2029[2]	1,316	1,138
Magallanes, Inc. 4.279% 2032[2]	4,932	4,064
Magallanes, Inc. 5.05% 2042[2]	3,147	2,360
Magallanes, Inc. 5.141% 2052[2]	11,141	8,119
Magallanes, Inc. 5.391% 2062[2]	2,802	2,037
Meta Platforms, Inc. 4.45% 2052[2]	3,775	3,087
Netflix, Inc. 4.875% 2028	23,119	21,688
Netflix, Inc. 5.875% 2028	27,296	26,703
Netflix, Inc. 5.375% 2029[2]	12,700	11,965
Netflix, Inc. 6.375% 2029	3,355	3,339
Netflix, Inc. 4.875% 2030[2]	14,775	13,535
News Corp. 5.125% 2032[2]	1,300	1,143
SBA Tower Trust 1.631% 2026[2]	6,741	5,755
Sirius XM Radio, Inc. 4.00% 2028[2]	675	576
Sprint Corp. 7.625% 2025	6,665	6,844
Tencent Holdings, Ltd. 2.39% 2030[2]	10,000	7,855
T-Mobile US, Inc. 3.50% 2025	3,275	3,133
T-Mobile US, Inc. 2.25% 2026	2,388	2,140
T-Mobile US, Inc. 2.625% 2026	9,691	8,794
T-Mobile US, Inc. 3.75% 2027	5,000	4,621
T-Mobile US, Inc. 2.40% 2029	1,224	1,000
T-Mobile US, Inc. 2.625% 2029	3,117	2,580
T-Mobile US, Inc. 3.875% 2030	4,500	3,994
T-Mobile US, Inc. 2.875% 2031	13,367	10,790
T-Mobile US, Inc. 3.50% 2031	4,402	3,706
T-Mobile US, Inc. 3.00% 2041	2,100	1,407
T-Mobile US, Inc. 3.40% 2052	12,280	8,128
Verizon Communications, Inc. 4.329% 2028	1,539	1,449
Verizon Communications, Inc. 1.75% 2031	15,450	11,612
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 2.55% 2031	USD7,535	$6,024
Verizon Communications, Inc. 2.355% 2032	2,815	2,161
Verizon Communications, Inc. 3.40% 2041	2,050	1,502
Verizon Communications, Inc. 2.875% 2050	3,000	1,843
Verizon Communications, Inc. 3.55% 2051	1,975	1,393
Verizon Communications, Inc. 3.875% 2052	3,155	2,356
Vodafone Group PLC 4.375% 2028	10,000	9,425
Vodafone Group PLC 4.25% 2050	3,050	2,191
ZipRecruiter, Inc. 5.00% 2030[2]	1,500	1,214
		337,056
Energy 3.22%
Antero Resources Corp. 5.375% 2030[2]	280	252
Apache Corp. 4.625% 2025	645	622
Apache Corp. 4.25% 2030	2,465	2,161
Apache Corp. 5.35% 2049	800	631
Baker Hughes Co. 2.061% 2026	1,136	1,000
Canadian Natural Resources, Ltd. 2.05% 2025	754	688
Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,065
Cenovus Energy, Inc. 5.375% 2025	2,763	2,777
Cenovus Energy, Inc. 4.25% 2027	18,067	17,065
Cenovus Energy, Inc. 2.65% 2032	2,969	2,293
Cenovus Energy, Inc. 5.25% 2037	770	677
Cenovus Energy, Inc. 5.40% 2047	15,180	13,040
Cheniere Energy Partners, LP 3.25% 2032	937	721
Cheniere Energy, Inc. 7.00% 2024	410	417
Chevron Corp. 2.954% 2026	3,365	3,170
Chevron Corp. 3.078% 2050	692	492
Devon Energy Corp. 4.50% 2030	5,197	4,737
Diamondback Energy, Inc. 4.40% 2051	2,016	1,524
Diamondback Energy, Inc. 4.25% 2052	1,522	1,115
DT Midstream, Inc. 4.125% 2029[2]	555	470
Ecopetrol SA 5.875% 2045	452	274
Enbridge, Inc. 4.00% 2023	1,500	1,488
Energy Transfer Operating, LP 5.875% 2024	294	295
Energy Transfer Operating, LP 5.00% 2050	7,778	6,097
Energy Transfer Partners, LP 4.20% 2023	2,860	2,831
Energy Transfer Partners, LP 4.50% 2024	4,915	4,841
Energy Transfer Partners, LP 5.30% 2047	5,870	4,699
Energy Transfer Partners, LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[1]	7,850	6,447
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	500	367
EQT Corp. 5.70% 2028	1,223	1,201
EQT Corp. 7.25% 2030[1]	7,500	7,758
Equinor ASA 3.625% 2028	4,928	4,598
Equinor ASA 3.125% 2030	20,000	17,564
Equinor ASA 3.25% 2049	5,687	4,094
Exxon Mobil Corp. 3.043% 2026	4,625	4,375
Exxon Mobil Corp. 2.61% 2030	1,040	883
Kinder Morgan, Inc. 5.45% 2052	1,061	922
MPLX, LP 4.00% 2028	4,665	4,257
MPLX, LP 5.50% 2049	4,618	3,932
Odebrecht Drilling Norbe 7.35% PIK 2026[2,4]	40	23
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Odebrecht Drilling Norbe 0% perpetual bonds[2]	USD1,150	$2
Oleoducto Central SA 4.00% 2027[2]	1,715	1,326
Oleoducto Central SA 4.00% 2027	350	271
ONEOK, Inc. 4.55% 2028	1,610	1,476
ONEOK, Inc. 6.35% 2031	984	966
ONEOK, Inc. 5.20% 2048	5,900	4,713
ONEOK, Inc. 7.15% 2051	3,275	3,137
Petróleos Mexicanos 3.50% 2023	1,500	1,482
Petróleos Mexicanos 6.875% 2025	5,000	4,710
Petróleos Mexicanos 6.875% 2026	24,984	22,534
Petróleos Mexicanos 6.49% 2027	20,574	17,273
Petróleos Mexicanos 6.50% 2027	31,829	26,709
Petróleos Mexicanos 6.50% 2029	3,409	2,632
Petróleos Mexicanos 8.75% 2029[2]	5,805	4,976
Petróleos Mexicanos 6.70% 2032	18,129	12,747
Qatar Petroleum 2.25% 2031[2]	22,020	17,787
Qatar Petroleum 3.125% 2041[2]	7,310	5,348
Qatar Petroleum 3.30% 2051[2]	2,185	1,557
SA Global Sukuk, Ltd. 1.602% 2026[2]	7,645	6,789
Sabine Pass Liquefaction, LLC 5.625% 2023[1]	1,000	1,001
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,034
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	10,001
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	15,726
Shell International Finance BV 3.875% 2028	9,410	8,810
Shell International Finance BV 2.75% 2030	1,186	1,014
Southwestern Energy Co. 5.95% 2025[1]	495	485
Total Capital Canada, Ltd. 2.75% 2023	2,140	2,109
Total Capital International 3.455% 2029	885	808
TransCanada PipeLines, Ltd. 4.10% 2030	1,578	1,414
Western Midstream Operating, LP 3.35% 2025[1]	2,782	2,597
Western Midstream Operating, LP 4.30% 2030[1]	2,202	1,888
Western Midstream Operating, LP 5.50% 2050[1]	3,079	2,491
Williams Partners, LP 4.50% 2023	500	498
Williams Partners, LP 4.30% 2024	595	587
		325,761
Industrials 3.15%
ADT Security Corp. 4.125% 2029[2]	510	424
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,433
Air Lease Corp. 0.80% 2024	3,175	2,895
Air Lease Corp. 2.875% 2026	11,453	10,263
Air Lease Corp. 2.20% 2027	3,060	2,595
Air Lease Corp. 2.10% 2028	2,450	1,912
Avolon Holdings Funding, Ltd. 3.95% 2024[2]	12,514	11,848
Avolon Holdings Funding, Ltd. 2.125% 2026[2]	8,333	7,012
Avolon Holdings Funding, Ltd. 4.25% 2026[2]	3,302	2,964
Avolon Holdings Funding, Ltd. 2.528% 2027[2]	2,142	1,679
Avolon Holdings Funding, Ltd. 3.25% 2027[2]	8,000	6,710
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	1,680	1,581
Boeing Company 4.508% 2023	11,358	11,322
Boeing Company 1.95% 2024	5,646	5,421
Boeing Company 2.80% 2024	500	483
Boeing Company 4.875% 2025	34,682	33,875
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 2.196% 2026	USD18,411	$16,355
Boeing Company 2.75% 2026	16,588	15,035
Boeing Company 3.10% 2026	649	593
Boeing Company 2.70% 2027	6,473	5,623
Boeing Company 5.04% 2027	14,350	13,844
Boeing Company 3.25% 2028	11,379	9,944
Boeing Company 3.25% 2028	1,925	1,670
Boeing Company 5.15% 2030	42,874	39,711
Boeing Company 3.625% 2031	1,602	1,332
Boeing Company 3.90% 2049	1,411	925
Boeing Company 5.805% 2050	4,122	3,591
Canadian Pacific Railway, Ltd. 1.75% 2026	1,982	1,737
Canadian Pacific Railway, Ltd. 2.45% 2031	3,131	2,510
Canadian Pacific Railway, Ltd. 3.00% 2041	1,677	1,192
Canadian Pacific Railway, Ltd. 3.10% 2051	3,111	2,051
Carrier Global Corp. 3.377% 2040	15,000	10,870
CSX Corp. 4.10% 2032	8,010	7,279
CSX Corp. 4.50% 2052	6,670	5,614
Dun & Bradstreet Corp. 5.00% 2029[2]	2,798	2,314
Eaton Corp. 4.15% 2033	1,518	1,374
Eaton Corp. 4.70% 2052	535	471
General Dynamics Corp. 3.625% 2030	675	619
General Electric Capital Corp. 4.418% 2035	5,977	5,363
General Electric Capital Corp., Series A, 6.75% 2032	675	730
Mexico City Airport Trust 5.50% 2046	1,959	1,238
Mexico City Airport Trust 5.50% 2047	5,909	3,700
Mexico City Airport Trust 5.50% 2047[2]	1,132	709
MISC Capital Two (Labuan), Ltd. 3.75% 2027[2]	2,690	2,438
Norfolk Southern Corp. 4.55% 2053	1,188	1,009
Northrop Grumman Corp. 3.25% 2028	10,845	9,881
Raytheon Technologies Corp. 1.90% 2031	3,087	2,361
Raytheon Technologies Corp. 2.375% 2032	1,321	1,040
Raytheon Technologies Corp. 2.82% 2051	665	419
Raytheon Technologies Corp. 3.03% 2052	1,190	780
Republic Services, Inc. 2.375% 2033	1,635	1,256
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[2]	2,550	1,854
Triton Container International, Ltd. 1.15% 2024[2]	1,609	1,467
Triton Container International, Ltd. 3.15% 2031[2]	2,482	1,821
Union Pacific Corp. 2.15% 2027	2,213	1,978
Union Pacific Corp. 2.40% 2030	4,454	3,729
Union Pacific Corp. 2.375% 2031	3,938	3,208
Union Pacific Corp. 2.80% 2032	6,734	5,618
Union Pacific Corp. 3.375% 2042	530	404
Union Pacific Corp. 3.25% 2050	7,000	4,956
Union Pacific Corp. 2.95% 2052	1,405	930
United Rentals, Inc. 5.50% 2027	2,500	2,421
United Technologies Corp. 3.125% 2027	4,551	4,181
United Technologies Corp. 4.125% 2028	4,974	4,651
Waste Management, Inc. 4.15% 2032	2,155	1,996
		318,209
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 1.62%	Principal amount (000)	Value (000)
7-Eleven, Inc. 1.80% 2031[2]	USD7,278	$5,418
7-Eleven, Inc. 2.80% 2051[2]	5,000	2,927
Altria Group, Inc. 4.40% 2026	4,585	4,417
Altria Group, Inc. 4.50% 2043	1,585	1,120
Altria Group, Inc. 5.95% 2049	9,039	7,509
Anheuser-Busch InBev NV 4.75% 2029	7,500	7,314
Anheuser-Busch InBev NV 5.55% 2049	5,000	4,716
Anheuser-Busch InBev NV 4.50% 2050	1,355	1,119
British American Tobacco International Finance PLC 3.95% 2025[2]	16,879	16,111
British American Tobacco International Finance PLC 1.668% 2026	4,070	3,523
British American Tobacco PLC 3.557% 2027	10,991	9,667
British American Tobacco PLC 2.259% 2028	4,348	3,465
British American Tobacco PLC 4.448% 2028	3,065	2,737
British American Tobacco PLC 4.742% 2032	2,675	2,242
British American Tobacco PLC 4.39% 2037	1,500	1,072
British American Tobacco PLC 4.54% 2047	14,400	9,573
British American Tobacco PLC 4.758% 2049	22,045	15,076
British American Tobacco PLC 5.65% 2052	610	466
Conagra Brands, Inc. 5.30% 2038	436	384
Conagra Brands, Inc. 5.40% 2048	57	49
Constellation Brands, Inc. 3.50% 2027	7,500	6,942
Constellation Brands, Inc. 4.35% 2027	890	855
Constellation Brands, Inc. 2.875% 2030	620	515
Constellation Brands, Inc. 2.25% 2031	1,487	1,144
Constellation Brands, Inc. 4.75% 2032	2,284	2,140
Imperial Tobacco Finance PLC 6.125% 2027[2]	1,810	1,786
JBS USA Lux SA 2.50% 2027[2]	3,880	3,323
JBS USA Lux SA 3.00% 2029[2]	2,709	2,220
JBS USA Lux SA 5.50% 2030[2]	435	403
JBS USA Lux SA 3.00% 2032[2]	3,430	2,540
JBS USA Lux SA 3.625% 2032[2]	1,430	1,120
JBS USA Lux SA 5.75% 2033[2]	7,368	6,673
Kraft Heinz Company 4.875% 2049	1,270	1,050
Kraft Heinz Company 5.50% 2050	2,725	2,457
PepsiCo, Inc. 1.95% 2031	6,979	5,563
Philip Morris International, Inc. 4.125% 2043	4,117	2,873
Philip Morris International, Inc. 4.875% 2043	5,433	4,162
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	2,333
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	438
Reynolds American, Inc. 4.45% 2025	14,570	14,093
Reynolds American, Inc. 5.85% 2045	1,970	1,550
Wal-Mart Stores, Inc. 4.15% 2032	570	547
Wal-Mart Stores, Inc. 4.50% 2052	480	451
		164,083
Information technology 0.90%
Analog Devices, Inc. 2.80% 2041	521	370
Apple, Inc. 2.70% 2051	7,080	4,688
Apple, Inc. 3.95% 2052	1,805	1,511
Block, Inc. 2.75% 2026	1,975	1,700
Block, Inc. 3.50% 2031	825	641
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,027	6,474
Broadcom, Inc. 4.00% 2029[2]	1,470	1,297
Broadcom, Inc. 4.15% 2032[2]	2,270	1,903
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.469% 2034[2]	USD33,872	$25,474
Broadcom, Inc. 3.137% 2035[2]	2,149	1,510
Broadcom, Inc. 3.187% 2036[2]	4,803	3,295
Broadcom, Inc. 4.926% 2037[2]	4,049	3,346
Global Payments, Inc. 2.90% 2031	1,005	770
Oracle Corp. 1.65% 2026	4,867	4,269
Oracle Corp. 2.30% 2028	6,875	5,753
Oracle Corp. 2.875% 2031	7,393	5,839
Oracle Corp. 3.95% 2051	4,869	3,238
PayPal Holdings, Inc. 3.90% 2027	1,233	1,183
PayPal Holdings, Inc. 2.30% 2030	330	269
PayPal Holdings, Inc. 4.40% 2032	6,461	6,028
PayPal Holdings, Inc. 5.05% 2052	3,775	3,374
salesforce.com, inc. 1.95% 2031	3,775	2,978
salesforce.com, inc. 2.70% 2041	875	605
salesforce.com, inc. 2.90% 2051	5,140	3,405
salesforce.com, inc. 3.05% 2061	265	166
VeriSign, Inc. 2.70% 2031	1,494	1,161
		91,247
Real estate 0.73%
American Tower Corp. 1.45% 2026	657	561
American Tower Corp. 3.65% 2027	5,390	4,936
American Tower Corp. 2.30% 2031	1,180	885
American Tower Corp. 2.70% 2031	1,100	865
American Tower Corp. 4.05% 2032	1,278	1,103
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[2]	395	297
Corporate Office Properties, LP 2.00% 2029	1,139	859
Corporate Office Properties, LP 2.75% 2031	1,547	1,139
Corporate Office Properties, LP 2.90% 2033	564	392
Equinix, Inc. 2.90% 2026	3,287	2,953
Equinix, Inc. 3.20% 2029	3,846	3,257
Equinix, Inc. 2.50% 2031	7,760	5,987
Equinix, Inc. 3.90% 2032	1,155	983
Equinix, Inc. 3.40% 2052	1,201	794
Extra Space Storage, Inc. 2.35% 2032	698	515
FibraSOMA 4.375% 2031[2]	1,475	1,041
Hospitality Properties Trust 4.50% 2025	855	716
Hospitality Properties Trust 3.95% 2028	1,710	1,166
Howard Hughes Corp. 4.375% 2031[2]	675	486
Invitation Homes Operating Partnership, LP 2.30% 2028	767	615
Invitation Homes Operating Partnership, LP 2.00% 2031	2,048	1,471
Invitation Homes Operating Partnership, LP 2.70% 2034	660	467
Iron Mountain, Inc. 4.875% 2027[2]	1,605	1,440
Iron Mountain, Inc. 5.25% 2028[2]	3,500	3,075
Iron Mountain, Inc. 5.25% 2030[2]	675	560
Omega Healthcare Investors, Inc. 4.375% 2023	186	185
Piedmont Operating Partnership, LP 4.45% 2024	1,000	985
Public Storage 1.95% 2028	993	828
Public Storage 2.30% 2031	3,195	2,562
Scentre Group 3.50% 2025[2]	4,565	4,345
Sun Communities Operating, LP 2.30% 2028	1,026	825
Sun Communities Operating, LP 2.70% 2031	3,877	2,935
VICI Properties, LP 4.375% 2025	670	639
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
VICI Properties, LP 4.75% 2028	USD6,844	$6,308
VICI Properties, LP 4.95% 2030	5,515	4,996
VICI Properties, LP 5.125% 2032	11,766	10,455
VICI Properties, LP 5.625% 2052	2,695	2,236
		73,862
Materials 0.21%
Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,099
Celanese US Holdings, LLC 6.05% 2025	195	191
Celanese US Holdings, LLC 6.165% 2027	2,875	2,725
Celanese US Holdings, LLC 6.33% 2029	775	723
Celanese US Holdings, LLC 6.379% 2032	2,055	1,912
Ecolab, Inc. 1.65% 2027	835	734
Ecolab, Inc. 2.125% 2032	2,580	2,041
Ecolab, Inc. 2.70% 2051	335	214
Glencore Funding, LLC 2.625% 2031[2]	790	593
Glencore Funding, LLC 3.375% 2051[2]	370	226
International Flavors & Fragrances, Inc. 2.30% 2030[2]	3,536	2,719
LYB International Finance III, LLC 2.25% 2030	3,802	2,962
LYB International Finance III, LLC 3.625% 2051	2,617	1,713
Methanex Corp. 5.125% 2027	510	429
Nova Chemicals Corp. 4.25% 2029[2]	425	333
South32 Treasury (USA), Ltd. 4.35% 2032[2]	1,384	1,193
		20,807
Municipals 0.01%
Aeropuerto International de Tocume SA 4.00% 2041[2]	730	542
Aeropuerto International de Tocume SA 5.125% 2061[2]	565	405
		947
Total corporate bonds, notes & loans		3,572,579
U.S. Treasury bonds & notes 28.37% U.S. Treasury 15.69%
U.S. Treasury 0.125% 2023	39,035	38,023
U.S. Treasury 0.375% 2024	42,000	39,206
U.S. Treasury 0.375% 2024	15,740	14,597
U.S. Treasury 2.125% 2024	72,100	69,180
U.S. Treasury 2.50% 2024	22,390	21,764
U.S. Treasury 3.25% 2024	47,760	46,886
U.S. Treasury 0.375% 2025	44,080	38,971
U.S. Treasury 2.875% 2025[5]	96,200	92,682
U.S. Treasury 2.875% 2025	72,100	69,642
U.S. Treasury 2.875% 2025	6,866	6,620
U.S. Treasury 3.50% 2025	33,318	32,624
U.S. Treasury 0.375% 2026	40,000	35,225
U.S. Treasury 0.75% 2026	26,766	23,474
U.S. Treasury 0.75% 2026	20,625	18,216
U.S. Treasury 1.375% 2026[5]	45,000	40,505
U.S. Treasury 0.50% 2027	90,625	77,090
U.S. Treasury 2.25% 2027[5]	120,200	109,962
U.S. Treasury 2.75% 2027	11,500	10,850
U.S. Treasury 3.125% 2027	1,581	1,516
U.S. Treasury 6.125% 2027	24,000	26,179
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2028	USD79,480	$68,219
U.S. Treasury 3.125% 2029	8,092	7,678
U.S. Treasury 1.625% 2031	1,630	1,369
U.S. Treasury 2.75% 2032	3,710	3,392
U.S. Treasury 1.125% 2040	124,213	77,765
U.S. Treasury 1.375% 2040	40,000	25,890
U.S. Treasury 1.875% 2041	46,900	33,265
U.S. Treasury 2.00% 2041	247	177
U.S. Treasury 2.375% 2042	3,271	2,507
U.S. Treasury 3.375% 2042	694	629
U.S. Treasury 3.00% 2049	123,340	105,268
U.S. Treasury 1.25% 2050[5]	21,285	11,926
U.S. Treasury 1.875% 2051	4,670	3,090
U.S. Treasury 2.00% 2051	1,587	1,084
U.S. Treasury 2.875% 2052[5]	512,917	430,311
		1,585,782
U.S. Treasury inflation-protected securities 12.68%
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	205,070	202,898
U.S. Treasury Inflation-Protected Security 0.375% 2023[6]	6,537	6,427
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	85,438	84,143
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	248,971	240,334
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	76,155	73,221
U.S. Treasury Inflation-Protected Security 0.50% 2024[6]	47,738	46,359
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	231,746	226,167
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	28,463	26,985
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	26,767	25,597
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	70,598	67,417
U.S. Treasury Inflation-Protected Security 0.125% 2026[6]	13,292	12,380
U.S. Treasury Inflation-Protected Security 0.625% 2026[6]	3,281	3,131
U.S. Treasury Inflation-Protected Security 0.125% 2027[6]	66,255	61,067
U.S. Treasury Inflation-Protected Security 0.375% 2027[5,6]	85,364	79,620
U.S. Treasury Inflation-Protected Security 0.50% 2028[5,6]	90,085	83,643
U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	20,094	17,558
U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	13,309	11,607
U.S. Treasury Inflation-Protected Security 0.125% 2051[6]	6,083	3,825
U.S. Treasury Inflation-Protected Security 0.125% 2052[6]	13,485	8,546
		1,280,925
Total U.S. Treasury bonds & notes		2,866,707
Mortgage-backed obligations 27.70% Federal agency mortgage-backed obligations 24.85%
Fannie Mae Pool #976945 5.50% 2023[7]	2	2
Fannie Mae Pool #AB1068 4.50% 2025[7]	44	44
Fannie Mae Pool #256133 4.50% 2026[7]	43	41
Fannie Mae Pool #AR3058 3.00% 2028[7]	79	76
Fannie Mae Pool #AS8018 3.00% 2031[7]	46	44
Fannie Mae Pool #BM4741 3.00% 2032[7]	30	28
Fannie Mae Pool #924866 2.765% 2037[3,7]	425	420
Fannie Mae Pool #945680 6.00% 2037[7]	437	460
Fannie Mae Pool #913966 6.00% 2037[7]	35	36
Fannie Mae Pool #889982 5.50% 2038[7]	955	987
Fannie Mae Pool #988588 5.50% 2038[7]	188	194
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AB1297 5.00% 2040[7]	USD194	$195
Fannie Mae Pool #MA4501 2.00% 2041[7]	10,198	8,548
Fannie Mae Pool #AI1862 5.00% 2041[7]	980	986
Fannie Mae Pool #AH8144 5.00% 2041[7]	813	812
Fannie Mae Pool #AH9479 5.00% 2041[7]	761	766
Fannie Mae Pool #AI3510 5.00% 2041[7]	567	570
Fannie Mae Pool #AJ0704 5.00% 2041[7]	473	477
Fannie Mae Pool #AJ5391 5.00% 2041[7]	346	350
Fannie Mae Pool #MA4540 2.00% 2042[7]	2,677	2,241
Fannie Mae Pool #FM9416 3.50% 2045[7]	2,905	2,658
Fannie Mae Pool #AZ3904 4.00% 2045[7]	42	39
Fannie Mae Pool #AL8522 3.50% 2046[7]	918	844
Fannie Mae Pool #BD1968 4.00% 2046[7]	948	898
Fannie Mae Pool #BE0592 4.00% 2046[7]	315	294
Fannie Mae Pool #BD5477 4.00% 2046[7]	138	130
Fannie Mae Pool #CA0770 3.50% 2047[7]	4,889	4,482
Fannie Mae Pool #CA0706 4.00% 2047[7]	94	90
Fannie Mae Pool #MA3058 4.00% 2047[7]	43	41
Fannie Mae Pool #BM4413 4.50% 2047[7]	2,929	2,846
Fannie Mae Pool #BF0293 3.00% 2048[7]	7,152	6,313
Fannie Mae Pool #FM4891 3.50% 2048[7]	21,374	19,661
Fannie Mae Pool #BF0318 3.50% 2048[7]	5,845	5,342
Fannie Mae Pool #CA1189 3.50% 2048[7]	1,413	1,294
Fannie Mae Pool #BJ5749 4.00% 2048[7]	17	16
Fannie Mae Pool #BM4676 4.00% 2048[7]	13	12
Fannie Mae Pool #CA3807 3.00% 2049[7]	1,444	1,280
Fannie Mae Pool #CA3806 3.00% 2049[7]	934	831
Fannie Mae Pool #FM0007 3.50% 2049[7]	16,457	14,990
Fannie Mae Pool #FM1954 3.50% 2049[7]	6,938	6,319
Fannie Mae Pool #FM1589 3.50% 2049[7]	4,426	4,032
Fannie Mae Pool #FM3280 3.50% 2049[7]	760	696
Fannie Mae Pool #FM1262 4.00% 2049[7]	23,601	22,320
Fannie Mae Pool #CA7599 2.50% 2050[7]	7,654	6,486
Fannie Mae Pool #CA5968 2.50% 2050[7]	6,325	5,403
Fannie Mae Pool #FM4897 3.00% 2050[7]	19,654	17,448
Fannie Mae Pool #FM5507 3.00% 2050[7]	18,860	16,773
Fannie Mae Pool #CA6309 3.00% 2050[7]	6,875	6,093
Fannie Mae Pool #CA8828 2.50% 2051[7]	6,436	5,482
Fannie Mae Pool #CB2765 2.00% 2052[7]	6,983	5,722
Fannie Mae Pool #FS0647 3.00% 2052[7]	42,221	37,434
Fannie Mae Pool #BF0145 3.50% 2057[7]	12,241	11,133
Fannie Mae Pool #BF0264 3.50% 2058[7]	9,262	8,423
Fannie Mae Pool #BF0332 3.00% 2059[7]	20,083	17,578
Fannie Mae Pool #BF0497 3.00% 2060[7]	23,215	20,194
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[3,7]	—[8]	—[8]
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	7	7
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	18	20
Fannie Mae, Series 2002-W1, Class 2A, 4.97% 2042[3,7]	22	22
Freddie Mac Pool #ZS8507 3.00% 2028[7]	121	116
Freddie Mac Pool #ZK7590 3.00% 2029[7]	2,658	2,567
Freddie Mac Pool #A15120 5.50% 2033[7]	53	53
Freddie Mac Pool #QN1073 3.00% 2034[7]	49	46
Freddie Mac Pool #G05196 5.50% 2038[7]	52	54
Freddie Mac Pool #G05267 5.50% 2038[7]	38	39
American Funds Insurance Series — The Bond Fund of America — Page 157 of 255

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G06020 5.50% 2039[7]	USD75	$78
Freddie Mac Pool #A93948 4.50% 2040[7]	160	157
Freddie Mac Pool #G05860 5.50% 2040[7]	275	284
Freddie Mac Pool #RB5138 2.00% 2041[7]	2,687	2,252
Freddie Mac Pool #G06868 4.50% 2041[7]	183	180
Freddie Mac Pool #G06841 5.50% 2041[7]	439	455
Freddie Mac Pool #RB5148 2.00% 2042[7]	5,596	4,684
Freddie Mac Pool #RB5145 2.00% 2042[7]	2,614	2,188
Freddie Mac Pool #Z40130 3.00% 2046[7]	21,459	19,270
Freddie Mac Pool #G61733 3.00% 2047[7]	5,329	4,743
Freddie Mac Pool #ZT2100 3.00% 2047[7]	111	99
Freddie Mac Pool #G08789 4.00% 2047[7]	650	618
Freddie Mac Pool #G67709 3.50% 2048[7]	13,911	12,786
Freddie Mac Pool #G61628 3.50% 2048[7]	334	305
Freddie Mac Pool #Q58494 4.00% 2048[7]	1,281	1,213
Freddie Mac Pool #QA4673 3.00% 2049[7]	30,588	27,083
Freddie Mac Pool #SD7508 3.50% 2049[7]	11,323	10,240
Freddie Mac Pool #RA1369 3.50% 2049[7]	2,068	1,883
Freddie Mac Pool #ZN4842 3.50% 2049[7]	755	688
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	60	61
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	134	136
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	125	104
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]	125	102
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	8,682	8,304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	1,994	1,902
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[7]	10,925	10,423
Government National Mortgage Assn. 2.00% 2052[7,9]	14,785	12,317
Government National Mortgage Assn. 3.00% 2052[7,9]	11,283	9,975
Government National Mortgage Assn. 3.50% 2052[7,9]	49,980	45,472
Government National Mortgage Assn. 4.00% 2052[7,9]	88,542	82,707
Government National Mortgage Assn. 4.50% 2052[7,9]	74,738	71,559
Government National Mortgage Assn. 5.00% 2052[7,9]	118,241	115,757
Government National Mortgage Assn. 5.00% 2052[7,9]	67,500	65,997
Government National Mortgage Assn. 5.50% 2052[7,9]	40,547	40,528
Government National Mortgage Assn. 5.50% 2052[7,9]	6,600	6,577
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]	12,850	12,155
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]	5,385	5,200
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	36	36
Uniform Mortgage-Backed Security 1.50% 2037[7,9]	3,950	3,388
Uniform Mortgage-Backed Security 2.50% 2037[7,9]	7,545	6,830
Uniform Mortgage-Backed Security 3.00% 2037[7,9]	4,006	3,719
Uniform Mortgage-Backed Security 2.00% 2052[7,9]	227,900	184,581
Uniform Mortgage-Backed Security 2.00% 2052[7,9]	4,177	3,383
Uniform Mortgage-Backed Security 2.50% 2052[7,9]	123,466	103,623
Uniform Mortgage-Backed Security 2.50% 2052[7,9]	29,930	25,059
Uniform Mortgage-Backed Security 3.00% 2052[7,9]	99,704	86,809
Uniform Mortgage-Backed Security 3.50% 2052[7,9]	29,999	27,006
Uniform Mortgage-Backed Security 3.50% 2052[7,9]	11,198	10,075
Uniform Mortgage-Backed Security 4.00% 2052[7,9]	181,634	168,586
Uniform Mortgage-Backed Security 4.00% 2052[7,9]	13,969	12,955
Uniform Mortgage-Backed Security 4.50% 2052[7,9]	462,015	440,250
Uniform Mortgage-Backed Security 4.50% 2052[7,9]	9,810	9,338
Uniform Mortgage-Backed Security 5.00% 2052[7,9]	147,555	143,775
Uniform Mortgage-Backed Security 5.00% 2052[7,9]	5,750	5,595
American Funds Insurance Series — The Bond Fund of America — Page 158 of 255

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.50% 2052[7,9]	USD376,213	$374,038
Uniform Mortgage-Backed Security 5.50% 2052[7,9]	49,755	49,366
		2,510,692
Commercial mortgage-backed securities 1.63%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]	100	91
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]	770	716
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 2055[7]	4,205	3,959
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]	1,018	894
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]	130	120
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]	205	190
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[3,7]	2,444	2,317
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]	295	244
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]	2,541	2,395
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[3,7]	781	747
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 2055[3,7]	5,032	4,754
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 4.615% 2039[2,3,7]	8,575	8,412
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 4.743% 2037[2,3,7]	3,822	3,773
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 4.96% 2027[2,3,7]	8,476	8,391
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 3.518% 2036[2,3,7]	14,727	14,083
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 3.565% 2036[2,3,7]	12,622	12,071
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 3.717% 2036[2,3,7]	5,292	5,031
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 3.768% 2036[2,3,7]	570	536
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 4.115% 2036[2,3,7]	995	930
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 4.464% 2036[2,3,7]	996	929
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 4.336% 2037[2,3,7]	5,828	5,671
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 3.488% 2038[2,3,7]	3,741	3,583
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 3.668% 2038[2,3,7]	9,979	9,596
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 3.688% 2038[2,3,7]	433	412
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 3.918% 2038[2,3,7]	293	276
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 4.068% 2038[2,3,7]	339	324
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 4.218% 2038[2,3,7]	740	698
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 4.318% 2038[2,3,7]	100	95
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 4.668% 2038[2,3,7]	151	143
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 4.665% 2039[2,3,7]	3,198	3,187
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]	610	575
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[2,3,7]	312	308
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]	350	341
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[3,7]	204	189
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]	1,137	1,080
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]	200	184
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.898% 2038[2,3,7]	2,862	2,777
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 4.198% 2038[2,3,7]	653	630
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 4.518% 2038[2,3,7]	891	858
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 5.068% 2038[2,3,7]	682	655
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[2,7]	304	284
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[2,7]	1,897	1,462
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 3.576% 2024[2,3,7]	1,317	1,296
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]	400	368
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]	100	93
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]	1,536	1,259
American Funds Insurance Series — The Bond Fund of America — Page 159 of 255

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 4.495% 2039[2,3,7]	USD3,391	$3,389
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]	3,280	3,229
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]	240	220
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]	640	599
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[2,7]	7,867	6,817
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[3,7]	2,040	1,911
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 4.569% 2039[2,3,7]	2,088	2,030
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.868% 2038[2,3,7]	4,555	4,410
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 3.619% 2026[2,3,7]	154	148
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]	5,446	5,303
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]	410	390
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]	245	230
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	730	685
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.749% 2049[3,7]	208	189
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[2,7]	4,065	3,267
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 3.394% 2036[2,3,7]	9,351	8,921
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 3.744% 2036[2,3,7]	1,000	949
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 3.549% 2038[2,3,7]	8,739	8,352
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 3.898% 2038[2,3,7]	263	250
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 4.147% 2038[2,3,7]	141	134
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]	2,373	2,250
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[3,7]	220	202
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]	2,550	2,403
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]	1,019	884
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]	250	232
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]	205	190
		164,511
Collateralized mortgage-backed obligations (privately originated) 1.22%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[2,3,7]	3,012	2,591
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[2,7]	136	129
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[1,2,7]	6,176	5,666
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 4.684% 2029[2,3,7]	789	788
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[2,3,7]	959	874
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[2,3,7]	617	588
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[2,7]	4,959	4,458
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[2,3,7]	486	472
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[2,3,7]	3,203	3,024
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[2,3,7]	1,817	1,733
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[2,3,7]	7,143	6,769
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[2,3,7]	221	204
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[2,3,7]	1,705	1,450
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[2,3,7]	1,396	1,380
Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 5.031% 2042[2,3,7]	345	345
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[2,7]	1,578	1,430
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[2,3,7]	1,652	1,442
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[2,7]	2,624	2,718
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,7]	2,070	2,211
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[2,3,7]	3,255	2,601
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[2,3,7]	USD2,249	$1,797
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[2,3,7]	2,109	1,685
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[2,3,7]	2,077	1,660
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[2,3,7]	1,971	1,575
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 7.784% 2028[3,7]	1,598	1,640
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 3.931% 2034[2,3,7]	215	210
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[2,3,7]	2,250	2,228
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 4.435% 2042[2,3,7]	656	653
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 4.481% 2042[2,3,7]	347	344
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 5.231% 2042[2,3,7]	293	293
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 5.985% 2042[2,3,7]	1,519	1,477
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 4.934% 2050[2,3,7]	3,220	3,172
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[2,3,7]	3,575	3,098
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[2,7]	5,397	4,690
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[2,3,7]	894	714
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[2,3,7]	878	819
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,2,7]	3,603	3,427
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,2,7]	2,733	2,517
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.934% 2055[2,3,7]	16,160	15,571
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[2,3,7]	3,205	2,863
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 3.864% 2022[2,3,7]	8,555	8,183
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[2,3,7]	3,651	3,031
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[2,7]	1,132	1,028
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[2,3,7]	3,797	3,630
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[2,7]	11,149	9,985
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[2,10]	1,680	1,490
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 2038[2,7]	5,033	4,425
		123,078
Total mortgage-backed obligations		2,798,281
Asset-backed obligations 4.82%
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[2,7]	2,210	2,125
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[2,7]	2,755	2,709
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[2,7]	7,689	7,084
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[2,7]	3,445	2,972
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[2,7]	531	453
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[2,7]	2,427	2,167
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[2,7]	193	162
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[2,7]	623	560
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[2,7]	1,279	1,157
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[2,7]	701	662
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[2,7]	821	791
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[2,7]	1,070	1,043
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[2,3,7]	8,585	8,465
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[2,7]	1,709	1,696
American Funds Insurance Series — The Bond Fund of America — Page 161 of 255

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[2,7]	USD2,500	$2,439
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 2026[2,7]	360	355
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[2,7]	1,424	1,403
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[2,7]	806	770
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[2,7]	1,141	1,103
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[2,7]	2,795	2,662
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[2,7]	396	382
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]	997	937
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]	1,109	1,012
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]	2,613	2,356
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 3.984% 2030[2,3,7]	575	564
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[2,7]	204	193
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[2,7]	269	235
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[2,7]	4,082	3,303
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[2,7]	497	374
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]	400	396
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]	210	187
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]	206	182
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[7]	538	515
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[7]	884	804
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[2,7]	16,166	13,703
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[2,7]	6,264	5,367
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[2,7]	678	554
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[2,7]	852	758
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[2,7]	18,930	16,836
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[2,7]	1,979	1,652
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[2,7]	3,441	3,015
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[2,7]	373	303
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[2,7]	6,134	5,286
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[2,7]	1,943	1,637
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 2062[2,7]	15,335	14,762
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 2062[2,7]	6,726	6,523
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[2,7]	2,374	2,059
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[2,7]	4,983	4,342
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[2,7]	450	381
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[2,7]	642	640
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[2,7]	875	874
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[2,7]	694	682
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[2,7]	590	559
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[2,7]	2,277	2,238
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 2028[2,7]	2,111	2,029
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 2028[2,7]	2,797	2,657
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[2,7]	1,194	1,192
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]	1,193	1,189
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	667	666
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]	4,020	3,972
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]	5,369	5,200
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]	4,053	3,771
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[2,7]	1,806	1,781
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[2,7]	3,254	3,239
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[2,7]	825	791
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[2,7]	449	415
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[2,7]	817	794
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[2,7]	USD1,179	$1,150
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[2,7]	1,231	1,174
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[2,7]	832	771
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[2,7]	445	381
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 2029[2,7]	897	867
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 2029[2,7]	1,380	1,362
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]	1,369	1,357
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]	597	590
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[2,7]	900	886
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[7]	1,162	1,146
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[2,7]	4,216	4,171
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[2,7]	4,170	4,138
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]	1,807	1,741
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]	1,012	979
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 2026[7]	3,047	2,986
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]	2,612	2,385
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 2027[7]	568	558
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[7]	1,201	1,131
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[2,7]	18,014	16,151
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[2,7]	1,389	1,218
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[2,7]	1,738	1,643
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,7]	17,675	17,510
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,7]	30,070	28,930
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[2,7]	2,234	1,981
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[2,7]	1,483	1,268
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[2,7]	165	139
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[2,7]	2,975	2,649
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[2,7]	10,114	8,698
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[2,7]	2,827	2,447
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[2,7]	221	187
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]	301	299
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]	425	422
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[2,7,10]	8,590	8,263
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[2,7]	12,703	11,638
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[2,7]	1,171	1,072
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[2,7]	810	730
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[2,7]	17,770	15,230
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[2,7]	1,264	1,082
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[2,7]	859	720
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[2,7]	1,070	1,032
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[2,7]	304	283
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 2027[2,7]	1,368	1,351
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 2027[2,7]	438	423
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 2030[2,7]	623	600
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 3.732% 2030[2,3,7]	900	887
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 3.662% 2029[2,3,7]	586	579
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[2,7]	1,242	1,198
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[2,7]	230	222
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[2,7]	2,614	2,193
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[2,7]	4,227	3,631
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[2,7]	927	799
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[2,7]	4,480	3,817
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[2,7]	336	300
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[2,7]	5,685	5,013
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[2,7]	12,994	11,602
American Funds Insurance Series — The Bond Fund of America — Page 163 of 255

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 3.733% 2062[2,3,7]	USD4,310	$4,174
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[2,7]	50,765	43,043
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 3.753% 2030[2,3,7]	275	270
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[2,7]	240	223
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 3.997% 2028[2,3,7]	1,263	1,248
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 3.61% 2029[2,3,7]	274	271
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[2,7]	7,884	7,252
PFS Financing Corp., Series 2022-D, Class A, 4.27% 2027[2,7]	1,721	1,669
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[2,7]	1,249	1,245
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[2,7]	1,355	1,342
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 4.334% 2051[2,3,7]	678	662
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]	1,440	1,433
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]	2,201	2,189
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]	2,812	2,740
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]	2,386	2,369
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]	2,211	2,141
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]	1,677	1,620
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]	2,236	2,101
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]	1,802	1,699
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 2027[7]	917	898
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 2028[7]	856	834
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[2,7]	2,686	2,209
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[2,7]	495	394
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[2,7]	2,435	2,016
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 3.592% 2030[2,3,7]	475	468
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[2,7]	3,314	2,805
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[2,7]	453	389
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[2,7]	1,279	1,137
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[2,7]	1,478	1,296
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[2,7]	2,417	2,194
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[2,7]	3,073	2,696
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[2,7]	2,294	1,976
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[2,7]	1,301	1,176
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[2,7]	6,335	5,370
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[2,7]	5,320	4,576
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[2,7]	354	297
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 2045[2,7]	4,464	3,869
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[2,7]	133	110
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[2,7]	6,000	5,785
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[2,7]	10,691	9,222
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[2,7]	4,307	3,623
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[2,7]	355	296
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[2,7]	1,557	1,515
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[2,7]	1,690	1,633
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[2,7]	2,181	2,062
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[2,7]	1,446	1,335
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[2,7]	3,023	2,878
		486,815
American Funds Insurance Series — The Bond Fund of America — Page 164 of 255

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Bonds, notes & other debt instruments (continued) Municipals 1.63% California 0.03%	Principal amount (000)	Value (000)
G.O. Bonds, Series 2009, 7.50% 2034	USD2,100	$2,504
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	650	512
		3,016
Illinois 1.49%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	62
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	26,776
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	7,790
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,145
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,118
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	6,228	6,227
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	102,041
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,224
		150,383
New York 0.04%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	6,390	4,855
Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	2,851
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	4,590	4,098
Total municipals		165,203
Bonds & notes of governments & government agencies outside the U.S. 1.28%
Chile (Republic of) 3.50% 2034	600	491
Chile (Republic of) 3.10% 2041	2,340	1,591
Chile (Republic of) 4.34% 2042	1,320	1,049
Chile (Republic of) 4.00% 2052	580	424
Colombia (Republic of) 4.125% 2051	3,120	1,683
Colombia (Republic of), Series B, 5.75% 2027	COP24,813,800	4,068
Dominican Republic 5.95% 2027[2]	USD8,100	7,558
Indonesia (Republic of) 4.65% 2032	2,690	2,530
Indonesia (Republic of) 3.35% 2071	1,660	1,025
Indonesia (Republic of), Series 91, 6.375% 2032	IDR31,265,000	1,914
Israel (State of) 1.00% 2030	ILS11,800	2,796
Israel (State of) 3.375% 2050	USD4,750	3,530
Israel (State of) 3.875% 2050	4,775	3,866
Malaysia (Federation of), Series 0219, 3.885% 2029	MYR11,040	2,313
Panama (Republic of) 3.362% 2031	USD15,625	13,633
Panama (Republic of) 3.87% 2060	7,500	4,480
Panama (Republic of) 4.50% 2063	395	262
Paraguay (Republic of) 5.00% 2026	1,250	1,208
Peru (Republic of) 6.35% 2028	PEN5,840	1,334
Peru (Republic of) 5.94% 2029	6,005	1,320
Peru (Republic of) 2.783% 2031	USD2,155	1,712
Peru (Republic of) 6.15% 2032	PEN12,950	2,686
Peru (Republic of) 3.60% 2072	USD7,640	4,640
American Funds Insurance Series — The Bond Fund of America — Page 165 of 255

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Philippines (Republic of) 3.229% 2027	USD475	$443
Philippines (Republic of) 3.20% 2046	4,900	3,279
Philippines (Republic of) 4.20% 2047	272	212
Portuguese Republic 5.125% 2024	24,775	24,922
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[2]	1,020	1,020
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[2]	1,270	1,241
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	340	305
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[2]	1,150	869
Qatar (State of) 4.50% 2028[2]	5,100	5,044
Qatar (State of) 5.103% 2048[2]	3,400	3,302
Romania 3.75% 2034	EUR5,625	3,824
Saudi Arabia (Kingdom of) 3.628% 2027[2]	USD5,000	4,806
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	10,834
United Mexican States 4.875% 2033	2,175	1,916
United Mexican States 3.50% 2034	1,030	785
United Mexican States 4.40% 2052	440	305
		129,220
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 2026[5]	11,910	11,102
Total bonds, notes & other debt instruments (cost: $11,161,923,000)		10,029,907
Short-term securities 22.46% Money market investments 22.46%	Shares
Capital Group Central Cash Fund 2.81%[11,12]	22,697,945	2,269,568
Total short-term securities (cost: $2,269,460,000)		2,269,568
Total investment securities 121.73% (cost: $13,431,383,000)		12,299,475
Other assets less liabilities (21.73)%		(2,195,830)
Net assets 100.00%		$10,103,645
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
30 Day Federal Funds Futures	Short	44	November 2022	USD(17,769)	$(7)
30 Day Federal Funds Futures	Long	1,732	December 2022	694,984	81
3 Month SOFR Futures	Short	658	June 2023	(157,229)	1,884
2 Year U.S. Treasury Note Futures	Short	2,259	December 2022	(463,977)	5,108
5 Year Euro-Bobl Futures	Long	1	December 2022	117	(3)
5 Year U.S. Treasury Note Futures	Long	12,298	December 2022	1,322,131	(42,065)
10 Year Euro-Bund Futures	Short	52	December 2022	(7,058)	332
10 Year Japanese Government Bond Futures	Short	77	December 2022	(78,899)	(89)
10 Year U.S. Treasury Note Futures	Long	1,290	December 2022	144,561	(6,895)
10 Year Ultra U.S. Treasury Note Futures	Short	1,571	December 2022	(186,139)	2,304
20 Year U.S. Treasury Bond Futures	Long	1,689	December 2022	213,500	(16,699)
30 Year Ultra U.S. Treasury Bond Futures	Long	565	December 2022	77,405	(3,795)
					$(59,844)
American Funds Insurance Series — The Bond Fund of America — Page 166 of 255

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	5,127	COP	22,893,650	Standard Chartered Bank	10/7/2022	$168
USD	2,924	PEN	11,415	Citibank	10/7/2022	62
USD	585	EUR	582	Citibank	10/17/2022	14
USD	1,182	EUR	1,180	JPMorgan Chase	10/19/2022	24
USD	2,952	PEN	11,470	Goldman Sachs	10/20/2022	80
USD	5,554	EUR	5,628	JPMorgan Chase	10/26/2022	28
USD	3,201	ILS	10,725	UBS AG	11/3/2022	185
USD	2,509	MYR	11,150	JPMorgan Chase	11/7/2022	120
USD	2,050	IDR	30,407,000	JPMorgan Chase	11/14/2022	68
						$749
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	0.471%	Annual	10/26/2023	USD87,775	$3,436	$—	$3,436
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(3,369)	—	(3,369)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	27,000	(343)	—	(343)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	72,532	(886)	—	(886)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	78,378	(954)	—	(954)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	4,154	(56)	—	(56)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	19,800	(272)	—	(272)
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	23,200	6,001	—	6,001
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	8,580	2,198	—	2,198
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	13,500	3,477	—	3,477
						$9,232	$—	$9,232
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium (received) paid (000)	Unrealized appreciation (depreciation) at 9/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD29,051	$686	$(251)	$937
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	41,376	146	(49)	195
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	211,250	8,855	9,586	(731)
					$9,687	$9,286	$401
American Funds Insurance Series — The Bond Fund of America — Page 167 of 255

unaudited
Investments in affiliates12

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2022 (000)	Dividend income (000)
Short-term securities 22.46%
Money market investments 22.46%
Capital Group Central Cash Fund 2.81%[11]	$1,311,257	$3,150,342	$2,191,803	$(213)	$(15)	$2,269,568	$15,685
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,552,907,000, which represented 15.37% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $106,686,000, which represented 1.06% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Purchased on a TBA basis.
[10]	Value determined using significant unobservable inputs.
[11]	Rate represents the seven-day yield at 9/30/2022.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviations
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
COP = Colombian pesos
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
EUR = Euros
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
LIBOR = London Interbank Offered Rate
MYR = Malaysian ringgits
PEN = Peruvian nuevos soles
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — The Bond Fund of America — Page 168 of 255

Capital World Bond Fund®
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 91.41% Euros 17.69%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,116
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	4,200	4,060
Altria Group, Inc. 1.00% 2023	1,020	994
Altria Group, Inc. 1.70% 2025	1,600	1,473
Altria Group, Inc. 2.20% 2027	2,900	2,509
American Honda Finance Corp. 1.95% 2024	560	537
American Tower Corp. 0.45% 2027	2,525	2,100
American Tower Corp. 0.875% 2029	1,470	1,126
AT&T, Inc. 1.60% 2028	2,350	2,051
Austria (Republic of) 0% 2031	6,900	5,401
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	4,729
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,103
Celanese US Holdings, LLC 4.777% 2026	235	218
Deutsche Telekom International Finance BV 7.50% 2033	200	253
Dow Chemical Co. 0.50% 2027	1,110	919
E.On SE 1.625% 2031	810	650
Egypt (Arab Republic of) 5.625% 2030	300	172
Equinor ASA 1.375% 2032	2,550	2,055
European Investment Bank 0.25% 2032	4,900	3,769
European Investment Bank 1.50% 2032	1,000	863
European Union 0% 2026	1,600	1,426
European Union 0.25% 2026	610	545
European Union 0% 2031	705	539
European Union 0% 2035	220	146
European Union 0.20% 2036	1,500	1,001
Finland (Republic of) 1.50% 2032	3,380	2,951
French Republic O.A.T. 0.75% 2028	4,500	4,059
French Republic O.A.T. 0% 2030	19,550	15,708
French Republic O.A.T. 0% 2032	2,120	1,612
French Republic O.A.T. 2.00% 2032	4,260	3,907
French Republic O.A.T. 0.50% 2040	2,080	1,338
French Republic O.A.T. 0.75% 2052	5,930	3,298
Germany (Federal Republic of) 0% 2025	2,100	1,971
Germany (Federal Republic of) 0% 2026	6,060	5,509
Germany (Federal Republic of) 0% 2027	24,740	22,232
Germany (Federal Republic of) 0% 2030	17,650	14,799
Germany (Federal Republic of) 0% 2030	13,340	11,309
Germany (Federal Republic of) 0% 2031	12,600	10,320
Germany (Federal Republic of) 1.00% 2038	4,470	3,666
Germany (Federal Republic of) 0% 2050	1,200	661
Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	4,877
Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	1,842
Greece (Hellenic Republic of) 3.375% 2025	5,825	5,715
Greece (Hellenic Republic of) 1.75% 2032	5,970	4,479
Groupe BPCE SA 4.625% 2023	1,200	1,186
Groupe BPCE SA 1.00% 2025	2,900	2,660
American Funds Insurance Series — Capital World Bond Fund — Page 169 of 255

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Highland Holdings SARL 0.318% 2026	EUR205	$173
Intesa Sanpaolo SpA 6.625% 2023	510	511
Israel (State of) 2.875% 2024	1,180	1,149
Italy (Republic of) 1.85% 2025	17,700	16,688
Italy (Republic of) 1.35% 2030	7	6
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	2,667
KfW 0.125% 2025	590	545
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,254
Morgan Stanley 2.103% 2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	542
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]	1,535	1,331
Morocco (Kingdom of) 3.50% 2024	1,400	1,354
Morocco (Kingdom of) 1.50% 2031	4,100	2,647
Philippines (Republic of) 0.25% 2025	875	787
Portuguese Republic 0.475% 2030	1,610	1,303
Quebec (Province of) 0.25% 2031	920	701
Quebec (Province of) 0.50% 2032	1,155	882
Romania 2.125% 2028	1,440	1,100
Romania 1.75% 2030	2,560	1,632
Romania 3.624% 2030	2,720	2,014
Romania 2.00% 2032	1,605	972
Romania 2.00% 2033	2,900	1,693
Romania 3.75% 2034	530	360
Russian Federation 2.875% 2025	3,000	1,153
Russian Federation 2.875% 2025	1,500	577
Serbia (Republic of) 3.125% 2027	9,387	7,527
Serbia (Republic of) 1.00% 2028	420	276
Serbia (Republic of) 1.50% 2029	4,153	2,706
Spain (Kingdom of) 0% 2027	2,325	2,035
Spain (Kingdom of) 0.80% 2027	8,970	8,062
Spain (Kingdom of) 1.45% 2029	1,890	1,699
Spain (Kingdom of) 1.25% 2030	1,295	1,110
Spain (Kingdom of) 0.50% 2031	4,645	3,612
Spain (Kingdom of) 0.70% 2032	4,785	3,727
Spain (Kingdom of) 1.90% 2052	1,010	666
State Grid Overseas Investment, Ltd. 1.375% 2025	441	409
State Grid Overseas Investment, Ltd. 2.125% 2030	200	166
Stryker Corp. 0.25% 2024	480	441
Stryker Corp. 0.75% 2029	980	788
Stryker Corp. 1.00% 2031	450	335
TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	2,000	1,810
Toyota Motor Credit Corp. 0.125% 2027	1,850	1,514
Tunisia (Republic of) 6.75% 2023	5,209	3,908
Tunisia (Republic of) 6.75% 2023	1,295	972
Ukraine 6.75% 2028	3,119	599
Ukraine 6.75% 2028	1,225	235
Ukraine 4.375% 2032	2,705	510
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]	1,300	999
		253,001
Japanese yen 6.37%
Japan, Series 18, 0.10% 2024[3]	JPY10,526,859	7,484
Japan, Series 19, 0.10% 2024[3]	458,584	3,272
Japan, Series 346, 0.10% 2027	777,900	5,391
Japan, Series 356, 0.10% 2029	1,720,800	11,812
American Funds Insurance Series — Capital World Bond Fund — Page 170 of 255

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 116, 2.20% 2030	JPY576,100	$4,558
Japan, Series 26, 0.005% 2031[3]	521,271	3,825
Japan, Series 365, 0.10% 2031	940,450	6,414
Japan, Series 362, 0.10% 2031	737,200	5,018
Japan, Series 363, 0.10% 2031	180,000	1,224
Japan, Series 145, 1.70% 2033	742,700	5,841
Japan, Series 152, 1.20% 2035	987,100	7,367
Japan, Series 21, 2.30% 2035	720,000	6,057
Japan, Series 179, 0.50% 2041	196,950	1,248
Japan, Series 37, 0.60% 2050	694,500	3,981
Japan, Series 73, 0.70% 2051	1,268,700	7,398
Japan, Series 70, 0.70% 2051	689,500	4,035
Philippines (Republic of) 0.001% 2024	900,000	6,151
		91,076
Chinese yuan renminbi 3.28%
China (People’s Republic of), Series INBK, 2.75% 2032	CNY25,660	3,593
China (People’s Republic of), Series 1910, 3.86% 2049	103,240	16,198
China (People’s Republic of), Series INBK, 3.39% 2050	26,230	3,809
China (People’s Republic of), Series INBK, 3.81% 2050	80,870	12,604
China (People’s Republic of), Series INBK, 3.53% 2051	50,810	7,607
China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,098
		46,909
British pounds 3.02%
American Honda Finance Corp. 0.75% 2026	GBP1,420	1,267
Asian Development Bank 1.125% 2025	1,240	1,249
France Télécom 5.375% 2050	300	319
KfW 1.125% 2025	1,165	1,171
Lloyds Banking Group PLC 7.625% 2025	655	736
Quebec (Province of) 2.25% 2026	1,870	1,855
United Kingdom 0.125% 2026	425	412
United Kingdom 4.25% 2027	5,910	6,550
United Kingdom 4.75% 2030	8,230	9,601
United Kingdom 0.25% 2031	13,820	11,013
United Kingdom 4.25% 2032	3,010	3,406
United Kingdom 0.625% 2035	210	152
United Kingdom 0.875% 2046	4,917	2,966
United Kingdom 0.625% 2050	1,588	817
United Kingdom 1.25% 2051	2,423	1,511
United Kingdom 1.125% 2073	225	125
		43,150
Canadian dollars 2.09%
Canada 0.75% 2024	CAD14,570	9,948
Canada 0.25% 2026	5,800	3,757
Canada 2.25% 2029	20,354	13,881
Canada 2.75% 2048	3,500	2,359
		29,945
Mexican pesos 2.07%
Petróleos Mexicanos 7.19% 2024	MXN42,534	1,913
United Mexican States 4.50% 2025[3]	16,296	803
United Mexican States, Series M, 5.75% 2026	44,700	1,950
United Mexican States, Series M, 7.50% 2027	251,720	11,456
American Funds Insurance Series — Capital World Bond Fund — Page 171 of 255

unaudited
Bonds, notes & other debt instruments (continued) Mexican pesos (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M20, 8.50% 2029	MXN140,400	$6,573
United Mexican States, Series M30, 8.50% 2038	21,100	946
United Mexican States, Series M, 8.00% 2047	7,830	328
United Mexican States, Series M, 8.00% 2053	133,170	5,582
		29,551
Danish kroner 1.60%
Nordea Kredit 0.50% 2040[4]	DKK17,746	1,725
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	92,274	8,948
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]	124,474	11,936
Realkredit Danmark AS 1.00% 2053[4]	2,735	246
		22,855
Australian dollars 1.54%
Australia (Commonwealth of), Series 155, 2.50% 2030	AUD3,328	1,943
Australia (Commonwealth of), Series 163, 1.00% 2031	21,864	10,909
Australia (Commonwealth of), Series 157, 1.50% 2031	3,730	1,970
Australia (Commonwealth of), Series 166, 3.00% 2033	12,355	7,250
		22,072
Russian rubles 0.83%
Russian Federation 7.00% 2023[5]	RUB430,300	1,751
Russian Federation 6.90% 2029[5]	403,750	1,643
Russian Federation 7.65% 2030[5]	712,330	2,899
Russian Federation 5.90% 2031[5]	79,600	324
Russian Federation 6.90% 2031[5]	212,995	867
Russian Federation 8.50% 2031[5]	695,165	2,829
Russian Federation 7.70% 2033[5]	295,840	1,130
Russian Federation 7.25% 2034[5]	121,920	466
		11,909
Colombian pesos 0.73%
Colombia (Republic of), Series B, 5.75% 2027	COP17,890,000	2,933
Colombia (Republic of), Series B, 7.00% 2031	31,310,800	4,834
Colombia (Republic of), Series B, 7.25% 2050	21,884,200	2,753
		10,520
Indonesian rupiah 0.58%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,523
Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	464
Indonesia (Republic of), Series 59, 7.00% 2027	51,565,000	3,388
Indonesia (Republic of), Series 78, 8.25% 2029	12,397,000	855
Indonesia (Republic of), Series 82, 7.00% 2030	2,930,000	189
Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	1,909
		8,328
Brazilian reais 0.53%
Brazil (Federative Republic of) 10.00% 2023	BRL6,780	1,244
Brazil (Federative Republic of) 0% 2024	8,440	1,349
Brazil (Federative Republic of) 6.00% 2024[3]	13,310	2,444
Brazil (Federative Republic of) 10.00% 2025	14,300	2,573
		7,610
American Funds Insurance Series — Capital World Bond Fund — Page 172 of 255

unaudited
Bonds, notes & other debt instruments (continued) Chilean pesos 0.50%	Principal amount (000)	Value (000)
Chile (Republic of) 4.00% 2023	CLP2,300,000	$2,311
Chile (Republic of) 5.80% 2024	1,270,000	1,244
Chile (Republic of) 1.50% 2026[3]	788,879	768
Chile (Republic of) 4.50% 2026	50,000	47
Chile (Republic of) 5.00% 2028	955,000	908
Chile (Republic of) 4.70% 2030	2,120,000	1,916
		7,194
South Korean won 0.47%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	3,399
South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	3,298
		6,697
South African rand 0.19%
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR30,120	1,425
South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,289
		2,714
Malaysian ringgits 0.14%
Malaysia (Federation of), Series 0519, 3.757% 2040	MYR10,588	1,977
Indian rupees 0.08%
India (Republic of) 5.15% 2025	INR96,010	1,118
Romanian leu 0.06%
Romania 4.75% 2025	RON5,000	912
Polish zloty 0.05%
Poland (Republic of), Series 1029, 2.75% 2029	PLN4,900	749
Norwegian kroner 0.04%
Norway (Kingdom of) 2.125% 2032	NOK6,615	550
Ukrainian hryvnia 0.03%
Ukraine 15.97% 2023	UAH78,370	399
U.S. dollars 49.52%
1375209 BC, Ltd. 9.00% 2028[6]	USD30	30
7-Eleven, Inc. 0.95% 2026[6]	520	449
7-Eleven, Inc. 1.30% 2028[6]	2,180	1,759
7-Eleven, Inc. 1.80% 2031[6]	2,015	1,500
AbbVie, Inc. 2.90% 2022	1,170	1,168
ACE INA Holdings, Inc. 2.875% 2022	195	195
ACE INA Holdings, Inc. 3.35% 2026	195	184
ACE INA Holdings, Inc. 4.35% 2045	425	360
Advisor Group Holdings, LLC 6.25% 2028[6]	295	256
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	2,102	1,776
Aeropuerto International de Tocume SA 5.125% 2061[6]	660	473
Aetna, Inc. 2.80% 2023	340	336
American Funds Insurance Series — Capital World Bond Fund — Page 173 of 255

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AG Merger Sub II, Inc. 10.75% 2027[6]	USD256	$251
AG TTMT Escrow Issuer, LLC 8.625% 2027[6]	53	50
Alabama Power Co. 3.00% 2052	980	643
Albertsons Companies, Inc. 4.625% 2027[6]	125	112
Albertsons Companies, Inc. 3.50% 2029[6]	140	113
Alcoa Nederland Holding BV 4.125% 2029[6]	75	63
Allegheny Technologies, Inc. 4.875% 2029	25	21
Allegheny Technologies, Inc. 5.125% 2031	45	37
Allegiant Travel Co. 7.25% 2027[6]	25	24
Alliant Holdings Intermediate, LLC 6.75% 2027[6]	265	229
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[6]	65	53
Allied Universal Holdco, LLC 9.75% 2027[6]	135	111
Allied Universal Holdco, LLC 6.00% 2029[6]	300	194
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 2025[7,8]	570	469
Altria Group, Inc. 5.95% 2049	131	109
Amazon.com, Inc. 1.50% 2030	2,040	1,612
American Electric Power Company, Inc. 1.00% 2025	250	219
American Express Co. 3.375% 2024	4,202	4,100
Amgen, Inc. 2.20% 2027	445	396
AmWINS Group, Inc. 4.875% 2029[6]	30	25
Anglo American Capital PLC 3.95% 2050[6]	521	356
Angola (Republic of) 9.50% 2025	3,580	3,355
Apple, Inc. 3.35% 2032	1,600	1,427
Ardagh Group SA 6.50% Cash 2027[6,9]	210	144
Aretec Escrow Issuer, Inc. 7.50% 2029[6]	180	151
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	1,921	388
Argentine Republic 1.50% 2035 (3.625% on 7/9/2023)[1]	3,025	551
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.813% 2029[7,8]	120	108
Ascent Resources - Utica, LLC 8.25% 2028[6]	140	135
Ascent Resources - Utica, LLC 5.875% 2029[6]	55	49
AssuredPartners, Inc. 7.00% 2025[6]	120	111
AssuredPartners, Inc. 5.625% 2029[6]	205	160
AstraZeneca PLC 3.50% 2023	2,700	2,679
AT&T, Inc. 3.50% 2053	2,070	1,383
Atkore, Inc. 4.25% 2031[6]	25	20
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 5.865% 2028[7,8]	149	143
Avantor Funding, Inc. 4.625% 2028[6]	45	40
Avantor Funding, Inc. 3.875% 2029[6]	90	73
Avient Corp. 7.125% 2030[6]	10	9
B&G Foods, Inc. 5.25% 2025	5	4
B&G Foods, Inc. 5.25% 2027	140	114
Banco Santander, SA 5.147% 2025	1,200	1,165
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	5,731
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	793
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,217
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	3,578
Bank of Nova Scotia 2.45% 2032	2,100	1,601
Barclays Bank PLC 5.304% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	2,350	2,259
Barclays PLC 5.501% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]	1,290	1,211
Bath & Body Works, Inc. 6.625% 2030[6]	70	61
Bath & Body Works, Inc. 6.875% 2035	75	63
Bausch Health Companies, Inc. 5.75% 2027[6]	140	96
Bayer AG 3.375% 2024[6]	840	810
American Funds Insurance Series — Capital World Bond Fund — Page 174 of 255

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bayer US Finance II, LLC 4.25% 2025[6]	USD203	$194
Bayerische Motoren Werke AG 3.90% 2025[6]	900	874
Bayerische Motoren Werke AG 4.15% 2030[6]	900	831
Beasley Mezzanine Holdings, LLC 8.625% 2026[6]	30	23
Becton, Dickinson and Company 4.298% 2032	320	292
Belarus (Republic of) 6.875% 2023[5]	4,955	1,617
Belarus (Republic of) 7.625% 2027[5]	2,100	504
Berkshire Hathaway Energy Company 2.85% 2051	300	185
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[6]	65	62
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[7,8]	25	23
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]	700	548
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]	1,275	966
Boeing Company 5.15% 2030	2,855	2,644
Boeing Company 3.625% 2031	1,127	937
Bombardier, Inc. 7.50% 2024[6]	85	85
Bombardier, Inc. 7.875% 2027[6]	20	18
Bombardier, Inc. 6.00% 2028[6]	65	54
Bombardier, Inc. 7.45% 2034[6]	125	117
Booz Allen Hamilton, Inc. 3.875% 2028[6]	43	37
Booz Allen Hamilton, Inc. 4.00% 2029[6]	27	23
Boyd Gaming Corp. 4.75% 2027	120	106
Boyne USA, Inc. 4.75% 2029[6]	7	6
Brandywine Operating Partnership, LP 3.95% 2023	190	189
Braskem Netherlands Finance BV 4.50% 2030[6]	745	603
British American Tobacco PLC 2.789% 2024	1,150	1,094
British American Tobacco PLC 3.215% 2026	955	854
British American Tobacco PLC 3.557% 2027	1,545	1,359
British American Tobacco PLC 3.462% 2029	1,150	938
British American Tobacco PLC 4.54% 2047	61	41
British American Tobacco PLC 4.758% 2049	833	570
Broadcom, Inc. 4.00% 2029[6]	250	221
Broadcom, Inc. 3.419% 2033[6]	698	534
Broadcom, Inc. 3.469% 2034[6]	48	36
Broadcom, Inc. 3.137% 2035[6]	185	130
Broadcom, Inc. 3.75% 2051[6]	926	609
BWX Technologies, Inc. 4.125% 2029[6]	195	169
Caesars Entertainment, Inc. 6.25% 2025[6]	35	34
Caesars Entertainment, Inc. 4.625% 2029[6]	15	11
California Resources Corp. 7.125% 2026[6]	65	61
Callon Petroleum Co. 7.50% 2030[6]	30	26
Canadian Pacific Railway, Ltd. 2.45% 2031	798	640
Canadian Pacific Railway, Ltd. 3.10% 2051	1,378	909
Can-Pack SA / Canpack US, LLC 3.875% 2029[6]	90	70
Carnival Corp. 6.00% 2029[6]	100	66
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,346
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[6]	255	202
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[6]	135	110
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[6]	155	119
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[6]	162	120
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[6]	70	50
CDI Escrow Issuer, Inc. 5.75% 2030[6]	70	61
CDK Global, Inc. 7.25% 2029[6]	55	52
Centene Corp. 2.45% 2028	40	33
Centene Corp. 4.625% 2029	325	293
Centene Corp. 2.50% 2031	155	117
American Funds Insurance Series — Capital World Bond Fund — Page 175 of 255

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Central Garden & Pet Co. 4.125% 2030	USD74	$59
Central Garden & Pet Co. 4.125% 2031[6]	110	87
Charles River Laboratories International, Inc. 4.25% 2028[6]	35	31
Charles River Laboratories International, Inc. 4.00% 2031[6]	70	57
Cheniere Energy Partners, LP 4.50% 2029	160	141
Cheniere Energy Partners, LP 4.00% 2031	75	63
Cheniere Energy Partners, LP 3.25% 2032	56	43
Chesapeake Energy Corp. 4.875% 2022[5]	915	25
Chesapeake Energy Corp. 5.875% 2029[6]	45	42
Chesapeake Energy Corp. 6.75% 2029[6]	30	29
Cigna Corp. 2.375% 2031	375	299
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	749
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	421	387
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,221
Clarivate Science Holdings Corp. 3.875% 2028[6]	45	37
Cleveland-Cliffs, Inc. 4.875% 2031[6]	130	108
CMS Energy Corp. 3.875% 2024	100	98
CMS Energy Corp. 3.00% 2026	1,200	1,109
CNX Resources Corp. 7.25% 2027[6]	175	171
Coinbase Global, Inc. 3.375% 2028[6]	100	63
Coinbase Global, Inc. 3.625% 2031[6]	85	47
Colombia (Republic of) 3.875% 2027	350	298
Commonwealth Bank of Australia 2.688% 2031[6]	4,650	3,498
Compass Diversified Holdings 5.25% 2029[6]	177	139
Compass Diversified Holdings 5.00% 2032[6]	65	48
Comstock Resources, Inc. 6.75% 2029[6]	110	102
Comstock Resources, Inc. 5.875% 2030[6]	65	57
Constellation Oil Services Holding SA 4.00% PIK 2026[9]	1,084	894
Constellium SE 3.75% 2029[6]	125	91
Consumers Energy Co. 3.375% 2023	345	342
Consumers Energy Co. 3.60% 2032	1,600	1,429
Corebridge Financial, Inc. 3.90% 2032[6]	748	633
CoreLogic, Inc. 4.50% 2028[6]	284	194
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 9.625% 2029[7,8]	65	49
Corporate Office Properties, LP 2.75% 2031	1,212	893
Covanta Holding Corp. 4.875% 2029[6]	25	20
CQP Holdco, LP / BIP-V Chinook Holdco, LLC 5.50% 2031[6]	400	339
Crédit Agricole SA 4.375% 2025[6]	1,100	1,057
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]	2,675	2,394
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,6]	1,000	703
Crestwood Midstream Partners, LP 6.00% 2029[6]	85	76
Crown Castle International Corp. 2.50% 2031	767	592
CSX Corp. 3.80% 2050	75	57
CVR Partners, LP 6.125% 2028[6]	100	87
Daimler Trucks Finance North America, LLC 3.65% 2027[6]	725	664
Danske Bank AS 3.875% 2023[6]	1,675	1,649
Darling Ingredients, Inc. 6.00% 2030[6]	185	176
DaVita, Inc. 4.625% 2030[6]	65	50
Deluxe Corp. 8.00% 2029[6]	20	16
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	723
Deutsche Telekom International Finance BV 9.25% 2032	930	1,143
Development Bank of Mongolia, LLC 7.25% 2023	1,980	1,901
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[6,8,9]	25	23
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[9]	22	21
Diamond Sports Group, LLC 6.625% 2027[6]	310	23
American Funds Insurance Series — Capital World Bond Fund — Page 176 of 255

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.50% 2023[7,8]	USD106	$87
Diebold Nixdorf, Inc. 9.375% 2025[6]	300	229
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[7,8,10]	19	17
Digital Currency Group, Inc., Term Loan, 8.75% 2026[7,10]	26	21
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 8.115% 2027[7,8]	105	98
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[6]	110	95
Discovery Communications, Inc. 3.625% 2030	468	385
DISH DBS Corp. 5.25% 2026[6]	15	12
Dominican Republic 5.50% 2025[6]	1,375	1,338
Dominican Republic 8.625% 2027[6]	225	228
Dominican Republic 5.50% 2029[6]	350	303
Dominican Republic 6.40% 2049[6]	813	588
Duke Energy Progress, LLC 2.00% 2031	2,360	1,828
Dun & Bradstreet Corp. 5.00% 2029[6]	42	35
Edison International 4.125% 2028	2,390	2,136
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	79
Electricité de France SA 4.875% 2038[6]	795	656
Empresas Publicas de Medellin ESP 4.25% 2029[6]	1,030	749
Enbridge, Inc. 4.00% 2023	600	595
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[6]	205	162
Enel Finance International SA 1.375% 2026[6]	1,248	1,056
Enel Finance International SA 1.875% 2028[6]	1,227	955
Energy Transfer Operating, LP 5.00% 2050	1,054	826
Entegris Escrow Corp. 4.75% 2029[6]	45	40
Entergy Corp. 0.90% 2025	750	661
Entergy Louisiana, LLC 4.75% 2052	1,275	1,113
EQM Midstream Partners, LP 6.50% 2027[6]	170	157
EQM Midstream Partners, LP 7.50% 2030[6]	45	43
EQM Midstream Partners, LP 6.50% 2048	40	31
EQT Corp. 7.25% 2030[1]	40	41
Equinix, Inc. 1.80% 2027	1,145	959
Equinix, Inc. 2.15% 2030	3,600	2,765
Ethiopia (Federal Democratic Republic of) 6.625% 2024	5,750	2,939
Export-Import Bank of India 3.25% 2030	3,489	2,921
Fair Isaac Corp. 4.00% 2028[6]	120	102
Fannie Mae Pool #MA2754 3.00% 2026[4]	65	63
Fannie Mae Pool #AP7888 3.50% 2042[4]	351	323
Fannie Mae Pool #AQ0770 3.50% 2042[4]	134	123
Fannie Mae Pool #AO4151 3.50% 2042[4]	111	102
Fannie Mae Pool #FS0647 3.00% 2052[4]	2,935	2,602
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	136	135
Fertitta Entertainment, Inc. 4.625% 2029[6]	25	21
Fertitta Entertainment, Inc. 6.75% 2030[6]	25	19
First Quantum Minerals, Ltd. 6.875% 2026[6]	325	300
First Quantum Minerals, Ltd. 6.875% 2027[6]	240	217
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[6]	85	69
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2023)[1]	1,800	1,674
FirstEnergy Transmission, LLC 2.866% 2028[6]	2,325	1,979
Florida Power & Light Company 2.875% 2051	1,465	971
FMG Resources 4.375% 2031[6]	130	100
Ford Motor Co. 3.25% 2032	20	14
Ford Motor Credit Company, LLC 3.81% 2024	290	281
Ford Motor Credit Company, LLC 2.90% 2028	200	157
Ford Motor Credit Company, LLC 4.00% 2030	125	98
American Funds Insurance Series — Capital World Bond Fund — Page 177 of 255

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZS8588 3.00% 2030[4]	USD50	$47
Fresnillo PLC 4.25% 2050[6]	973	671
Frontier Communications Corp. 5.875% 2027[6]	100	90
Frontier Communications Corp. 5.00% 2028[6]	65	56
Frontier Communications Holdings, LLC 5.875% 2029	250	199
FS Energy and Power Fund 7.50% 2023[6]	150	150
FXI Holdings, Inc. 12.25% 2026[6]	497	394
General Motors Financial Co. 1.05% 2024	725	680
Genesis Energy, LP 8.00% 2027	125	110
Georgia (Republic of) 2.75% 2026[6]	400	342
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	914
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	726	548
Government National Mortgage Assn. 3.50% 2052[4,11]	7,440	6,769
GPC Merger Sub, Inc. 7.125% 2028[6]	55	44
Gray Escrow II, Inc. 5.375% 2031[6]	30	24
Group 1 Automotive, Inc. 4.00% 2028[6]	145	117
Groupe BPCE SA 5.15% 2024[6]	1,800	1,756
Grupo Energia Bogota SA ESP 4.875% 2030[6]	660	567
Hanesbrands, Inc. 4.875% 2026[6]	100	90
Harsco Corp. 5.75% 2027[6]	200	125
Harvest Midstream I, LP 7.50% 2028[6]	25	23
HCA, Inc. 5.625% 2028	120	115
Hess Midstream Operations, LP 5.50% 2030[6]	25	21
Hightower Holding, LLC 6.75% 2029[6]	235	192
Hilcorp Energy I, LP 6.00% 2031[6]	115	100
Hilton Worldwide Holdings, Inc. 4.875% 2030	25	22
Hilton Worldwide Holdings, Inc. 4.00% 2031[6]	55	45
Honduras (Republic of) 6.25% 2027	2,083	1,719
Honduras (Republic of) 5.625% 2030	958	697
Howard Hughes Corp. 5.375% 2028[6]	275	229
Howard Hughes Corp. 4.125% 2029[6]	195	151
Howard Hughes Corp. 4.375% 2031[6]	120	86
Howard Midstream Energy Partners, LLC 6.75% 2027[6]	60	54
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	428
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	283
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	3,938
HSBC Holdings PLC 2.871% 2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	921	672
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 4.105% 2023[8]	3,326	3,272
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 4.23% 2025[8]	363	313
Huarong Finance II Co., Ltd. 5.00% 2025	1,007	861
Huarong Finance II Co., Ltd. 5.50% 2025	880	793
HUB International, Ltd. 7.00% 2026[6]	205	195
Hungary (Republic of) 2.125% 2031[6]	2,910	1,998
Hungary (Republic of) 3.125% 2051[6]	1,255	669
Hyundai Capital America 0.875% 2024[6]	1,200	1,109
Hyundai Capital America 1.50% 2026[6]	2,375	2,020
Hyundai Capital America 1.65% 2026[6]	269	227
Hyundai Capital America 2.00% 2028[6]	600	479
Hyundai Capital Services, Inc. 3.75% 2023[6]	2,450	2,433
Ingles Markets, Inc. 4.00% 2031[6]	140	115
Intercontinental Exchange, Inc. 4.00% 2027	1,810	1,720
Intesa Sanpaolo SpA 5.017% 2024[6]	3,270	3,051
Iraq (Republic of) 6.752% 2023[6]	545	531
Iron Mountain Information Management Services, Inc. 5.00% 2032[6]	55	43
Iron Mountain, Inc. 5.25% 2030[6]	155	129
American Funds Insurance Series — Capital World Bond Fund — Page 178 of 255

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Israel (State of) 3.375% 2050	USD1,470	$1,092
Israel (State of) 3.875% 2050	795	644
Jacobs Entertainment, Inc. 6.75% 2029[6]	25	21
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	5,811
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 8.174% 2026[7,8]	64	61
KB Home 6.875% 2027	50	47
Keb Hana Bank 3.25% 2027[6]	1,370	1,275
Kennedy-Wilson Holdings, Inc. 4.75% 2029	110	84
Kennedy-Wilson Holdings, Inc. 4.75% 2030	85	63
Kinetik Holdings, LP 5.875% 2030[6]	50	46
Kronos Acquisition Holdings, Inc. 5.00% 2026[6]	85	75
Kronos Acquisition Holdings, Inc. 7.00% 2027[6]	140	107
Labl Escrow Issuer, LLC 10.50% 2027[6]	45	38
Lamb Weston Holdings, Inc. 4.125% 2030[6]	110	93
Lamb Weston Holdings, Inc. 4.375% 2032[6]	60	50
Las Vegas Sands Corp. 3.20% 2024	25	24
LCM Investments Holdings II, LLC 4.875% 2029[6]	65	50
Ligado Networks, LLC 15.50% PIK 2023[6,9]	245	114
Lindblad Expeditions, LLC 6.75% 2027[6]	5	4
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	5,954
LPL Holdings, Inc. 4.625% 2027[6]	210	191
LPL Holdings, Inc. 4.00% 2029[6]	25	21
LSB Industries, Inc. 6.25% 2028[6]	85	73
LSC Communications, Inc. 8.75% 2023[5,6,10]	430	4
Magallanes, Inc. 4.279% 2032[6]	917	756
Magallanes, Inc. 5.05% 2042[6]	1,928	1,446
Mallinckrodt PLC 10.00% 2025[6]	440	401
Mastercard, Inc. 2.00% 2031	600	476
Meituan Dianping 2.125% 2025	1,730	1,481
Meituan Dianping 3.05% 2030[6]	3,095	2,049
Mercer International, Inc. 5.125% 2029	105	84
Methanex Corp. 5.125% 2027	55	46
Mexico City Airport Trust 5.50% 2047	432	271
Midas OpCo Holdings, LLC 5.625% 2029[6]	145	120
Mineral Resources, Ltd. 8.00% 2027[6]	75	72
Mineral Resources, Ltd. 8.50% 2030[6]	25	24
MISC Capital Two (Labuan), Ltd. 3.75% 2027[6]	3,236	2,933
Mohegan Gaming & Entertainment 8.00% 2026[6]	135	113
Molina Healthcare, Inc. 3.875% 2030[6]	75	63
MoneyGram International, Inc. 5.375% 2026[6]	50	49
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	1,872
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,021
Mozart Debt Merger Sub, Inc. 5.25% 2029[6]	155	117
MPLX, LP 5.50% 2049	1,086	925
MSCI, Inc. 3.625% 2031[6]	150	121
MSCI, Inc. 3.875% 2031[6]	215	181
Murphy Oil USA, Inc. 4.75% 2029	48	43
Nabors Industries, Inc. 7.375% 2027[6]	55	51
National Financial Partners Corp. 6.875% 2028[6]	105	82
Nationstar Mortgage Holdings, Inc. 5.125% 2030[6]	135	98
Navient Corp. 5.00% 2027	45	37
Navient Corp. 4.875% 2028	145	111
NCL Corp., Ltd. 5.875% 2027[6]	80	67
NCR Corp. 5.125% 2029[6]	160	120
American Funds Insurance Series — Capital World Bond Fund — Page 179 of 255

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
NCR Corp. 5.25% 2030[6]	USD15	$11
Neiman Marcus Group, LLC 7.125% 2026[6]	170	156
Netflix, Inc. 4.875% 2028	45	42
Netflix, Inc. 4.875% 2030[6]	225	206
New Fortress Energy, Inc. 6.75% 2025[6]	50	47
New Fortress Energy, Inc. 6.50% 2026[6]	205	190
New York Life Global Funding 1.20% 2030[6]	2,725	2,037
Newell Rubbermaid, Inc. 4.70% 2026	80	74
Nexstar Broadcasting, Inc. 4.75% 2028[6]	95	81
Nexstar Escrow Corp. 5.625% 2027[6]	115	106
NGL Energy Operating, LLC 7.50% 2026[6]	165	147
NGL Energy Partners, LP 7.50% 2023	200	194
Niagara Mohawk Power Corp. 3.508% 2024[6]	180	173
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[6]	180	179
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[6]	50	49
Northern Oil and Gas, Inc. 8.125% 2028[6]	190	179
NorthRiver Midstream Finance, LP 5.625% 2026[6]	105	98
Nova Chemicals Corp. 5.25% 2027[6]	20	17
Novelis Corp. 4.75% 2030[6]	115	95
Novelis Corp. 3.875% 2031[6]	20	15
NuStar Logistics, LP 5.625% 2027	80	70
Oasis Midstream Partners, LP / OMP Finance Corp. 8.00% 2029[6]	100	96
Oasis Petroleum, Inc. 6.375% 2026[6]	35	33
Occidental Petroleum Corp. 6.375% 2028	194	194
Occidental Petroleum Corp. 6.625% 2030	45	46
Occidental Petroleum Corp. 8.875% 2030	25	28
Occidental Petroleum Corp. 6.125% 2031	65	64
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,027
Oleoducto Central SA 4.00% 2027[6]	2,535	1,960
Oleoducto Central SA 4.00% 2027	630	487
ONEOK, Inc. 5.20% 2048	541	432
Open Text Corp. 3.875% 2028[6]	25	21
Option Care Health, Inc. 4.375% 2029[6]	25	21
Oracle Corp. 2.65% 2026	2,327	2,096
Oracle Corp. 3.25% 2027	1,880	1,678
Oracle Corp. 3.60% 2050	980	615
Oracle Corp. 3.95% 2051	22	15
Orange SA 9.00% 2031[1]	2,434	2,922
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[6]	30	28
Pacific Gas and Electric Co. 2.10% 2027	8,705	7,049
Pacific Gas and Electric Co. 4.65% 2028	542	479
Pacific Gas and Electric Co. 3.30% 2040	6,850	4,399
Pakistan (Islamic Republic of) 5.625% 2022	5,525	4,738
Panama (Republic of) 3.75% 2026[6]	465	443
Panther BF Aggregator 2, LP 6.25% 2026[6]	44	42
Panther BF Aggregator 2, LP 8.50% 2027[6]	85	81
Park Intermediate Holdings, LLC 4.875% 2029[6]	65	53
Party City Holdings, Inc. 8.75% 2026[6]	5	3
Performance Food Group, Inc. 5.50% 2027[6]	11	10
Peru (Republic of) 2.392% 2026	500	454
Petrobras Global Finance Co. 6.75% 2050	29	24
Petrobras Global Finance Co. 5.50% 2051	21	15
Petróleos Mexicanos 4.625% 2023	714	695
Petróleos Mexicanos 6.875% 2025	660	622
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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.875% 2026	USD875	$789
Petróleos Mexicanos 6.49% 2027	395	332
Petróleos Mexicanos 6.50% 2027	1,493	1,253
Petróleos Mexicanos 6.84% 2030	681	509
Petróleos Mexicanos 5.95% 2031	2,443	1,654
Petróleos Mexicanos 6.70% 2032	779	548
Petróleos Mexicanos 6.75% 2047	346	193
Petróleos Mexicanos 7.69% 2050	55	34
Petróleos Mexicanos 6.95% 2060	201	112
PG&E Corp. 5.00% 2028	15	13
PG&E Corp. 5.25% 2030	125	107
PGT Innovations, Inc. 4.375% 2029[6]	5	4
Philip Morris International, Inc. 2.10% 2030	634	482
Pilgrim’s Pride Corp. 5.875% 2027[6]	25	24
Post Holdings, Inc. 5.625% 2028[6]	5	5
Post Holdings, Inc. 4.625% 2030[6]	444	366
Power Financial Corp., Ltd. 3.35% 2031	1,870	1,473
Procter & Gamble Company 3.00% 2030	338	303
PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	960
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[6]	500	448
Qatar Petroleum 3.125% 2041[6]	2,895	2,118
Radiology Partners, Inc. 9.25% 2028[6]	190	124
Range Resources Corp. 4.75% 2030[6]	65	57
Raptor Acquisition Corp. 4.875% 2026[6]	180	155
Real Hero Merger Sub 2, Inc. 6.25% 2029[6]	25	18
Realogy Corp. 5.75% 2029[6]	160	116
Realogy Corp. 5.25% 2030[6]	130	88
RLJ Lodging Trust, LP 4.00% 2029[6]	25	20
Roller Bearing Company of America, Inc. 4.375% 2029[6]	20	17
Royal Caribbean Cruises, Ltd. 11.50% 2025[6]	57	61
Royal Caribbean Cruises, Ltd. 5.375% 2027[6]	40	29
RP Escrow Issuer, LLC 5.25% 2025[6]	95	79
Russian Federation 4.25% 2027[5]	1,400	623
Ryan Specialty Group, LLC 4.375% 2030[6]	45	38
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	33	31
Santander Holdings USA, Inc. 3.244% 2026	3,750	3,360
Scentre Group 3.50% 2025[6]	210	200
Scentre Group 3.75% 2027[6]	110	100
Scientific Games Corp. 7.00% 2028[6]	20	19
Scientific Games Corp. 7.25% 2029[6]	75	70
Scientific Games Holdings, LP 6.625% 2030[6]	46	37
SCIH Salt Holdings, Inc. 4.875% 2028[6]	115	95
Scotts Miracle-Gro Co. 4.50% 2029	90	65
Scotts Miracle-Gro Co. 4.375% 2032	55	39
Sealed Air Corp. 5.00% 2029[6]	40	36
ServiceNow, Inc. 1.40% 2030	1,830	1,350
Silgan Holdings, Inc. 4.125% 2028	80	71
Simmons Foods, Inc. 4.625% 2029[6]	160	131
Singapore Airlines, Ltd. 3.375% 2029	3,710	3,237
Sirius XM Radio, Inc. 4.00% 2028[6]	50	43
Sirius XM Radio, Inc. 3.875% 2031[6]	90	70
SkyMiles IP, Ltd. 4.75% 2028[6]	25	23
SM Energy Co. 6.50% 2028	45	43
Sonic Automotive, Inc. 4.625% 2029[6]	45	35
Sonic Automotive, Inc. 4.875% 2031[6]	20	15
American Funds Insurance Series — Capital World Bond Fund — Page 181 of 255

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.85% 2029	USD200	$169
Southwestern Energy Co. 5.95% 2025[1]	110	108
Southwestern Energy Co. 7.75% 2027	20	20
Southwestern Energy Co. 8.375% 2028	30	31
Southwestern Energy Co. 5.375% 2030	135	122
Southwestern Energy Co. 4.75% 2032	25	21
Sprint Corp. 7.625% 2026	130	135
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[5]	2,890	753
Stellantis Finance US, Inc. 1.711% 2027[6]	1,500	1,250
Stellantis Finance US, Inc. 5.625% 2028[6]	2,560	2,470
Stellantis Finance US, Inc. 2.691% 2031[6]	453	324
Stericycle, Inc. 3.875% 2029[6]	180	149
Studio City Finance, Ltd. 6.00% 2025[6]	200	112
Sunoco, LP 4.50% 2029	120	100
Sunoco, LP 4.50% 2030	35	29
Surgery Center Holdings 10.00% 2027[6]	175	170
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	12	9
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	800	703
Talen Energy Corp. 7.25% 2027[6]	205	210
Teekay Offshore Partners, LP 8.50% 2023[5,6,10]	555	139
Tencent Holdings, Ltd. 3.24% 2050[6]	3,450	2,104
Tenet Healthcare Corp. 4.875% 2026[6]	245	228
Tenet Healthcare Corp. 6.125% 2028[6]	25	22
Tenet Healthcare Corp. 6.125% 2030[6]	15	14
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,472
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,710	3,617
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,246
T-Mobile US, Inc. 2.40% 2029	1,079	882
Toronto-Dominion Bank 1.25% 2026	2,836	2,431
Toyota Motor Credit Corp. 3.375% 2030	453	405
TransDigm, Inc. 6.25% 2026[6]	65	63
TransDigm, Inc. 5.50% 2027	35	31
Transocean Guardian, Ltd. 5.875% 2024[6]	26	25
Transocean Poseidon, Ltd. 6.875% 2027[6]	66	60
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[6,10]	100	89
Triumph Group, Inc. 6.25% 2024[6]	35	32
Turkey (Republic of) 6.35% 2024	2,220	2,135
Twitter, Inc. 5.00% 2030[6]	8	8
U.S. Treasury 0.125% 2022	12,340	12,302
U.S. Treasury 0.125% 2023	12,320	12,171
U.S. Treasury 2.625% 2023	6,900	6,866
U.S. Treasury 1.875% 2024	4,515	4,317
U.S. Treasury 3.25% 2024	1,065	1,046
U.S. Treasury 0.25% 2025	30,740	27,377
U.S. Treasury 2.875% 2025	5,400	5,182
U.S. Treasury 3.50% 2025	2,435	2,384
U.S. Treasury 0.375% 2026	28,740	25,309
U.S. Treasury 0.50% 2026	7,453	6,575
U.S. Treasury 0.75% 2026	4,361	3,825
U.S. Treasury 0.875% 2026	11,098	9,764
U.S. Treasury 1.125% 2026	1,698	1,506
U.S. Treasury 2.50% 2027	9,560	8,927
American Funds Insurance Series — Capital World Bond Fund — Page 182 of 255

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 2027[12]	USD68,056	$65,251
U.S. Treasury 1.625% 2029	10,760	9,279
U.S. Treasury 1.375% 2031[12]	44,893	36,492
U.S. Treasury 1.875% 2032	2,000	1,695
U.S. Treasury 2.75% 2032	1,005	919
U.S. Treasury 1.125% 2040	9,170	5,741
U.S. Treasury 1.75% 2041	6,050	4,142
U.S. Treasury 1.875% 2041[12]	18,740	13,292
U.S. Treasury 2.375% 2042	2,872	2,202
U.S. Treasury 3.00% 2048	5,045	4,267
U.S. Treasury 2.00% 2051	13,505	9,228
U.S. Treasury 2.875% 2052[12]	25,501	21,394
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	3,221	2,025
UBS Group AG 1.008% 2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,6]	1,950	1,882
UBS Group AG 4.49% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]	2,265	2,211
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 7.535% 2027[7,8]	75	71
Ukraine 7.75% 2024[5]	6,210	1,782
Ukraine 7.75% 2026[5]	1,570	332
Ukraine 6.876% 2031	1,269	238
Uniform Mortgage-Backed Security 2.50% 2052[4,11]	12,787	10,706
Uniform Mortgage-Backed Security 2.50% 2052[4,11]	243	204
Uniform Mortgage-Backed Security 3.50% 2052[4,11]	6,612	5,949
Uniform Mortgage-Backed Security 3.50% 2052[4,11]	838	755
Uniform Mortgage-Backed Security 4.00% 2052[4,11]	7,105	6,595
Uniform Mortgage-Backed Security 4.50% 2052[4,11]	33,760	32,170
Uniform Mortgage-Backed Security 5.00% 2052[4,11]	28,360	27,633
Uniform Mortgage-Backed Security 5.50% 2052[4,11]	9,130	9,059
Uniform Mortgage-Backed Security 5.50% 2052[4,11]	1,170	1,163
Unisys Corp. 6.875% 2027[6]	35	27
United Airlines Holdings, Inc. 6.50% 2027[6]	14	14
United Rentals, Inc. 4.875% 2028	30	28
Univision Communications, Inc. 4.50% 2029[6]	150	123
Univision Communications, Inc. 7.375% 2030[6]	145	139
US Foods, Inc. 4.625% 2030[6]	35	29
Valeant Pharmaceuticals International, Inc. 5.50% 2025[6]	75	60
Valvoline, Inc. 3.625% 2031[6]	85	63
Venator Materials Corp. 5.75% 2025[6]	140	95
Venator Materials Corp. 9.50% 2025[6]	185	178
Venture Global Calcasieu Pass, LLC 3.875% 2029[6]	35	30
Venture Global Calcasieu Pass, LLC 4.125% 2031[6]	125	104
Venture Global Calcasieu Pass, LLC 3.875% 2033[6]	65	51
Verizon Communications, Inc. 3.15% 2030	575	490
Verizon Communications, Inc. 2.55% 2031	2,100	1,679
VICI Properties, LP 4.375% 2025	1,563	1,490
VICI Properties, LP 4.625% 2029[6]	15	13
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[6]	375	314
VZ Secured Financing BV 5.00% 2032[6]	200	150
W. R. Grace Holdings, LLC 5.625% 2029[6]	20	15
Warner Music Group 3.75% 2029[6]	95	79
Warrior Met Coal, Inc. 7.875% 2028[6]	140	136
WASH Multifamily Acquisition, Inc. 5.75% 2026[6]	195	180
WEA Finance, LLC 3.75% 2024[6]	535	506
Weatherford International, Ltd. 11.00% 2024[6]	10	10
American Funds Insurance Series — Capital World Bond Fund — Page 183 of 255

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Weatherford International, Ltd. 6.50% 2028[6]	USD65	$59
Weatherford International, Ltd. 8.625% 2030[6]	65	57
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	5,788	5,248
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	997	811
WESCO Distribution, Inc. 7.125% 2025[6]	180	180
WESCO Distribution, Inc. 7.25% 2028[6]	245	240
Western Global Airlines, LLC 10.375% 2025[6]	15	13
Western Midstream Operating, LP 3.35% 2025[1]	85	79
Western Midstream Operating, LP 4.75% 2028	65	59
Western Midstream Operating, LP 5.50% 2050[1]	25	20
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,150
WeWork Companies, LLC 5.00% 2025[6]	50	29
Wyndham Destinations, Inc. 6.625% 2026[6]	65	61
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	38	37
Wynn Resorts Finance, LLC 5.125% 2029[6]	45	36
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 8.615% 2027[7,8]	130	122
Ziggo Bond Co. BV 5.125% 2030[6]	200	143
Ziggo Bond Finance BV 4.875% 2030[6]	300	237
		708,416
Total bonds, notes & other debt instruments (cost: $1,622,816,000)		1,307,652
Preferred securities 0.00% U.S. dollars 0.00%	Shares
ACR III LSC Holdings, LLC, Series B, preferred shares[6,10,13]	48	15
Total preferred securities (cost: $49,000)		15
Common stocks 0.03% U.S. dollars 0.03%
Diamond Offshore Drilling, Inc.[13]	49,038	325
Earthstone Energy, Inc., Class A13	246	3
Constellation Oil Services Holding SA, Class B-1[10,13]	1,214,969	—[14]
Bighorn Permian Resources, LLC[10,13]	531	—[14]
Total common stocks (cost: $727,000)		328
Short-term securities 15.79% Money market investments 15.79%
Capital Group Central Cash Fund 2.81%[15,16]	2,259,546	225,932
Total short-term securities (cost: $225,896,000)		225,932
Total investment securities 107.23% (cost: $1,849,488,000)		1,533,927
Other assets less liabilities (7.23)%		(103,370)
Net assets 100.00%		$1,430,557
American Funds Insurance Series — Capital World Bond Fund — Page 184 of 255

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
90 Day Eurodollar Futures	Long	47	December 2022	USD11,199	$(451)
2 Year Euro-Schatz Futures	Long	68	December 2022	7,142	(64)
2 Year U.S. Treasury Note Futures	Long	148	December 2022	30,398	(495)
5 Year U.S. Treasury Note Futures	Long	635	December 2022	68,267	(1,803)
10 Year Italy Government Bond Futures	Short	24	December 2022	(2,634)	113
10 Year Euro-Bund Futures	Short	23	December 2022	(3,122)	1
10 Year Japanese Government Bond Futures	Short	10	December 2022	(10,247)	26
10 Year U.S. Treasury Note Futures	Long	312	December 2022	34,964	(1,753)
10 Year Ultra U.S. Treasury Note Futures	Short	258	December 2022	(30,569)	1,315
10 Year UK Gilt Futures	Short	47	December 2022	(5,059)	642
20 Year U.S. Treasury Bond Futures	Long	172	December 2022	21,742	(1,719)
30 Year Euro-Buxl Futures	Long	57	December 2022	8,192	(732)
30 Year Ultra U.S. Treasury Bond Futures	Short	122	December 2022	(16,714)	1,466
					$(3,454)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	1,432	JPY	207,040	Standard Chartered Bank	10/5/2022	$1
JPY	10,043,138	USD	73,891	Morgan Stanley	10/5/2022	(4,467)
USD	4,466	KRW	6,218,130	Standard Chartered Bank	10/6/2022	137
USD	4,539	IDR	67,615,193	Citibank	10/6/2022	117
KRW	10,664,650	USD	7,879	Citibank	10/6/2022	(454)
USD	3,752	AUD	5,590	Standard Chartered Bank	10/11/2022	176
USD	2,050	HUF	818,090	UBS AG	10/13/2022	162
USD	3,211	AUD	4,770	Bank of America	10/13/2022	160
DKK	17,400	USD	2,338	Goldman Sachs	10/13/2022	(42)
PLN	7,420	USD	1,565	Bank of New York Mellon	10/13/2022	(72)
SEK	23,400	USD	2,181	Bank of America	10/13/2022	(72)
PLN	20,540	EUR	4,336	UBS AG	10/13/2022	(118)
HUF	1,284,310	EUR	3,210	Standard Chartered Bank	10/13/2022	(185)
USD	13,515	DKK	100,190	Morgan Stanley	10/17/2022	293
NZD	1,070	USD	647	UBS AG	10/17/2022	(48)
USD	6,474	EUR	6,720	JPMorgan Chase	10/17/2022	(120)
JPY	3,715,610	USD	25,871	UBS AG	10/17/2022	(157)
EUR	6,720	USD	6,756	Citibank	10/17/2022	(162)
CAD	9,413	USD	7,180	JPMorgan Chase	10/17/2022	(366)
CZK	47,290	EUR	1,920	Citibank	10/19/2022	(4)
THB	84,660	USD	2,295	Standard Chartered Bank	10/19/2022	(55)
CNH	45,140	USD	6,396	UBS AG	10/19/2022	(72)
CNH	115,757	USD	16,519	UBS AG	10/19/2022	(300)
EUR	6,719	PLN	31,970	HSBC Bank	10/24/2022	173
USD	2,923	EUR	2,990	Standard Chartered Bank	10/24/2022	(13)
EUR	30,840	USD	30,891	JPMorgan Chase	10/24/2022	(615)
USD	16,227	MXN	325,183	Morgan Stanley	10/26/2022	160
USD	4,851	CAD	6,540	JPMorgan Chase	10/26/2022	117
American Funds Insurance Series — Capital World Bond Fund — Page 185 of 255

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	7,250	GBP	6,430	Citibank	10/26/2022	$66
GBP	1,190	USD	1,277	JPMorgan Chase	10/26/2022	53
USD	760	NOK	7,930	Bank of New York Mellon	10/26/2022	32
USD	7,754	MXN	156,940	Morgan Stanley	10/26/2022	(1)
USD	7,754	MXN	156,940	Morgan Stanley	10/26/2022	(1)
EUR	9,475	DKK	70,470	Goldman Sachs	10/26/2022	(3)
CHF	800	USD	818	Bank of America	10/26/2022	(6)
USD	3,764	GBP	3,400	Standard Chartered Bank	10/26/2022	(34)
PLN	18,110	EUR	3,776	Barclays Bank PLC	10/26/2022	(70)
CNH	87,990	USD	12,428	JPMorgan Chase	10/26/2022	(99)
USD	2,247	COP	10,038,860	Morgan Stanley	10/27/2022	82
JPY	732,380	USD	5,151	Standard Chartered Bank	11/1/2022	(75)
JPY	866,530	USD	6,487	Bank of America	11/1/2022	(482)
EUR	4,660	USD	4,681	JPMorgan Chase	11/2/2022	(103)
EUR	4,400	USD	4,527	Citibank	11/2/2022	(204)
JPY	584,764	AUD	6,280	JPMorgan Chase	11/10/2022	38
USD	5,044	HUF	1,807,090	Bank of America	1/20/2023	985
USD	5,215	CZK	124,020	Morgan Stanley	1/20/2023	311
CZK	124,020	USD	5,572	Goldman Sachs	1/20/2023	(669)
HUF	1,807,090	USD	5,518	Bank of America	1/20/2023	(1,459)
PLN	24,520	USD	5,913	BNP Paribas	2/2/2023	(1,069)
						$(8,534)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD4,428	$(69)	$—	$(69)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	37,736	(593)	—	(593)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	13,908	(224)	—	(224)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	34,764	(556)	—	(556)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	5,734	(92)	—	(92)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	5,734	(92)	—	(92)
American Funds Insurance Series — Capital World Bond Fund — Page 186 of 255

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	NZD6,295	$(102)	$—	$(102)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	11,830	(193)	—	(193)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	11,817	(202)	—	(202)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	12,043	(206)	—	(206)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	12,093	(207)	—	(207)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	10,675	(187)	—	(187)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176	(212)	—	(212)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	12,163	(209)	—	(209)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	12,163	(209)	—	(209)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	13,521	(230)	—	(230)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(242)	—	(242)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(243)	—	(243)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440	(21)	—	(21)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP7,210	(252)	—	(252)
2.42%	Annual	SONIA	Annual	5/5/2024	42,400	(1,513)	—	(1,513)
2.363%	Annual	SONIA	Annual	5/11/2024	40,870	(1,480)	—	(1,480)
2.628%	Annual	SONIA	Annual	7/28/2024	40,530	(2,144)	—	(2,144)
SONIA	Annual	5.6325%	Annual	9/25/2024	41,140	52	—	52
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN47,800	(232)	—	(232)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	48,400	(239)	—	(239)
American Funds Insurance Series — Capital World Bond Fund — Page 187 of 255

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	MXN58,800	$(297)	$—	$(297)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,000	(63)	—	(63)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	13,900	(63)	—	(63)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,200	(65)	—	(65)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(191)	—	(191)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	14,100	(63)	—	(63)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(126)	—	(126)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	62,600	(270)	—	(270)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	172,500	(747)	—	(747)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	28,900	(86)	—	(86)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(127)	—	(127)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	70,800	(202)	—	(202)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	89,445	(276)	—	(276)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	41,200	(112)	—	(112)
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027	41,600	(112)	—	(112)
						$(12,697)	$—	$(12,697)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium (received) paid (000)	Unrealized appreciation (depreciation) at 9/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD5,392	$128	$(130)	$258
CDX.EM.38	1.00%	Quarterly	12/20/2027	59,160	5,892	4,963	929
ITRX.EUR.IG.38	1.00%	Quarterly	12/20/2027	EUR23,820	363	221	142
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD18,353	65	(22)	87
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	39,275	1,646	1,782	(136)
					$8,094	$6,814	$1,280
American Funds Insurance Series — Capital World Bond Fund — Page 188 of 255

unaudited
Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2022 (000)	Dividend income (000)
Short-term securities 15.79%
Money market investments 15.79%
Capital Group Central Cash Fund 2.81%[15]	$144,080	$765,284	$683,422	$(35)	$25	$225,932	$1,486
Restricted securities2

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Goldman Sachs Group, Inc. 3.375% 2025	5/19/2020	$5,714	$4,877.34%
Goldman Sachs Group, Inc. 1.00% 2033	5/19/2021	3,238	1,842.13
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	6,071	4,729.33
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1]	5/19/2020	3,375	2,667.19
Total		$18,398	$14,115.99%
[1]	Step bond; coupon rate may change at a later date.
[2]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $14,115,000, which represented .99% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $93,450,000, which represented 6.53% of the net assets of the fund.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,269,000, which represented .09% of the net assets of the fund.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Value determined using significant unobservable inputs.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $22,676,000, which represented 1.59% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 9/30/2022.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviations
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits

American Funds Insurance Series — Capital World Bond Fund — Page 189 of 255

unaudited

NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
RUB = Russian rubles
SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand

American Funds Insurance Series — Capital World Bond Fund — Page 190 of 255

American High-Income Trust®
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 89.60% Corporate bonds, notes & loans 89.52% Energy 14.46%	Principal amount (000)	Value (000)
Aethon United BR, LP / Aethon United Finance Corp. 8.25% 2026[1]	USD295	$285
Antero Midstream Partners, LP 5.375% 2029[1]	570	504
Antero Resources Corp. 7.625% 2029[1]	244	244
Antero Resources Corp. 5.375% 2030[1]	420	379
Apache Corp. 6.00% 2037	165	148
Apache Corp. 5.10% 2040	695	563
Apache Corp. 4.75% 2043	265	198
Ascent Resources - Utica, LLC 7.00% 2026[1]	2,040	1,969
Ascent Resources - Utica, LLC 9.00% 2027[1]	170	208
Ascent Resources - Utica, LLC 8.25% 2028[1]	271	261
Ascent Resources - Utica, LLC 5.875% 2029[1]	1,245	1,110
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	239
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[1]	496	477
Bonanza Creek Energy, Inc. 5.00% 2026[1]	685	623
California Resources Corp. 7.125% 2026[1]	390	367
Callon Petroleum Co. 7.50% 2030[1]	515	452
Centennial Resource Production, LLC 6.875% 2027[1]	440	427
Cheniere Energy Partners, LP 4.50% 2029	938	828
Cheniere Energy Partners, LP 4.00% 2031	1,523	1,280
Cheniere Energy Partners, LP 3.25% 2032	1,335	1,028
Cheniere Energy, Inc. 4.625% 2028	3,831	3,523
Chesapeake Energy Corp. 4.875% 2022[4]	4,300	118
Chesapeake Energy Corp. 5.50% 2026[1]	1,000	959
Chesapeake Energy Corp. 5.875% 2029[1]	1,170	1,087
Chesapeake Energy Corp. 6.75% 2029[1]	380	365
CNX Midstream Partners, LP 4.75% 2030[1]	280	220
CNX Resources Corp. 7.25% 2027[1]	1,878	1,831
CNX Resources Corp. 6.00% 2029[1]	1,540	1,409
CNX Resources Corp. 7.375% 2031[1]	936	918
Comstock Resources, Inc. 6.75% 2029[1]	785	726
Comstock Resources, Inc. 5.875% 2030[1]	770	672
Constellation Oil Services Holding SA 4.00% PIK 2026[5]	3,077	2,538
Continental Resources, Inc. 5.75% 2031[1]	365	331
CQP Holdco, LP / BIP-V Chinook Holdco, LLC 5.50% 2031[1]	2,860	2,425
Crestwood Midstream Partners, LP 5.75% 2025	250	238
Crestwood Midstream Partners, LP 5.625% 2027[1]	290	263
Crestwood Midstream Partners, LP 6.00% 2029[1]	575	515
Devon Energy Corp. 5.875% 2028	202	202
Devon Energy Corp. 4.50% 2030	493	449
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,5]	68	63
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[5]	62	57
DT Midstream, Inc. 4.125% 2029[1]	1,355	1,148
DT Midstream, Inc. 4.375% 2031[1]	785	649
Energean Israel Finance, Ltd. 4.50% 2024[1]	945	891
American Funds Insurance Series — American High-Income Trust — Page 191 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energean Israel Finance, Ltd. 4.875% 2026[1]	USD1,080	$958
Energean Israel Finance, Ltd. 5.875% 2031[1]	80	66
Energean PLC 6.50% 2027[1]	380	335
EnLink Midstream Partners, LLC 5.625% 2028[1]	660	618
EQM Midstream Partners, LP 4.125% 2026	127	108
EQM Midstream Partners, LP 6.50% 2027[1]	2,345	2,170
EQM Midstream Partners, LP 7.50% 2027[1]	845	807
EQM Midstream Partners, LP 5.50% 2028	881	755
EQM Midstream Partners, LP 4.50% 2029[1]	835	674
EQM Midstream Partners, LP 7.50% 2030[1]	828	784
EQM Midstream Partners, LP 4.75% 2031[1]	1,645	1,310
EQM Midstream Partners, LP 6.50% 2048	490	375
EQT Corp. 6.375% 2025[6]	250	251
EQT Corp. 5.00% 2029	290	271
EQT Corp. 7.25% 2030[6]	300	310
EQT Corp. 3.625% 2031[1]	500	418
Genesis Energy, LP 5.625% 2024	120	113
Genesis Energy, LP 6.50% 2025	1,886	1,707
Genesis Energy, LP 6.25% 2026	320	278
Genesis Energy, LP 8.00% 2027	2,825	2,482
Genesis Energy, LP 7.75% 2028	87	76
Harbour Energy PLC 5.50% 2026[1]	1,545	1,386
Harvest Midstream I, LP 7.50% 2028[1]	1,947	1,825
Hess Midstream Operations, LP 4.25% 2030[1]	1,300	1,053
Hess Midstream Operations, LP 5.50% 2030[1]	580	499
Hess Midstream Partners, LP 5.125% 2028[1]	687	602
Hilcorp Energy I, LP 6.25% 2028[1]	145	134
Hilcorp Energy I, LP 5.75% 2029[1]	985	863
Hilcorp Energy I, LP 6.00% 2030[1]	752	657
Hilcorp Energy I, LP 6.00% 2031[1]	728	633
Hilcorp Energy I, LP 6.25% 2032[1]	755	670
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 2027[1]	220	210
Holly Energy Partners, LP / Holly Energy Finance Corp. 5.00% 2028[1]	260	230
Howard Midstream Energy Partners, LLC 6.75% 2027[1]	460	411
Independence Energy Finance, LLC 7.25% 2026[1]	500	450
Kinetik Holdings, LP 5.875% 2030[1]	500	459
Lealand Finance Co. BV, Term Loan, (3-month USD-LIBOR + 3.00%) 5.524% 2024[2,3]	12	7
Lealand Finance Co. BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 3.52% Cash 2025[2,3,5]	155	79
Murphy Oil Corp. 5.75% 2025	250	241
Murphy Oil Corp. 6.375% 2028	415	393
Murphy Oil USA, Inc. 4.75% 2029	820	727
Murphy Oil USA, Inc. 3.75% 2031[1]	1,065	858
Nabors Industries, Inc. 7.375% 2027[1]	1,470	1,360
Nabors Industries, Ltd. 7.25% 2026[1]	228	199
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	1,250	1,162
New Fortress Energy, Inc. 6.75% 2025[1]	1,625	1,542
New Fortress Energy, Inc. 6.50% 2026[1]	4,175	3,864
NGL Energy Operating, LLC 7.50% 2026[1]	8,640	7,698
NGL Energy Partners, LP 6.125% 2025	2,054	1,647
Northern Oil and Gas, Inc. 8.125% 2028[1]	1,700	1,597
NorthRiver Midstream Finance, LP 5.625% 2026[1]	625	583
NuStar Logistics, LP 6.00% 2026	286	262
American Funds Insurance Series — American High-Income Trust — Page 192 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Oasis Midstream Partners, LP / OMP Finance Corp. 8.00% 2029[1]	USD1,675	$1,616
Oasis Petroleum, Inc. 6.375% 2026[1]	1,065	1,017
Occidental Petroleum Corp. 5.875% 2025	710	713
Occidental Petroleum Corp. 8.00% 2025	600	637
Occidental Petroleum Corp. 6.375% 2028	225	225
Occidental Petroleum Corp. 6.625% 2030	990	1,007
Occidental Petroleum Corp. 8.875% 2030	650	725
Occidental Petroleum Corp. 6.125% 2031	640	632
Occidental Petroleum Corp. 4.20% 2048	165	132
Parkland Corp. 4.625% 2030[1]	835	678
PDC Energy, Inc. 5.75% 2026	600	556
Petrobras Global Finance Co. 6.75% 2050	288	235
Petrobras Global Finance Co. 5.50% 2051	202	144
Petróleos Mexicanos 6.875% 2025	350	330
Petróleos Mexicanos 8.75% 2029[1]	732	628
Petrorio Luxembourg SARL 6.125% 2026[1]	320	289
Range Resources Corp. 4.875% 2025	362	342
Range Resources Corp. 8.25% 2029	900	918
Range Resources Corp. 4.75% 2030[1]	970	843
Rattler Midstream Partners, LP 5.625% 2025[1]	955	968
Rockcliff Energy II, LLC 5.50% 2029[1]	120	105
Rockies Express Pipeline, LLC 4.95% 2029[1]	550	473
Sabine Pass Liquefaction, LLC 4.50% 2030	586	535
Sanchez Energy Corp. 7.25% 2023[1,4]	739	7
SM Energy Co. 5.625% 2025	430	413
Southwestern Energy Co. 5.95% 2025[6]	215	211
Southwestern Energy Co. 7.75% 2027	272	277
Southwestern Energy Co. 8.375% 2028	565	586
Southwestern Energy Co. 5.375% 2029	340	309
Southwestern Energy Co. 5.375% 2030	2,470	2,231
Southwestern Energy Co. 4.75% 2032	1,225	1,029
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 2031[1]	335	275
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]	90	85
Sunoco, LP 6.00% 2027	547	522
Sunoco, LP 5.875% 2028	290	264
Sunoco, LP 4.50% 2029	1,680	1,397
Sunoco, LP 4.50% 2030	1,680	1,376
Tallgrass Energy Partners, LP 7.50% 2025[1]	230	226
Targa Resources Partners, LP 6.50% 2027	133	132
Targa Resources Partners, LP 6.875% 2029	915	901
Targa Resources Partners, LP 5.50% 2030	802	722
Targa Resources Partners, LP 4.875% 2031	695	599
Teekay Offshore Partners, LP 8.50% 2023[1,4,7]	2,009	502
Transocean Guardian, Ltd. 5.875% 2024[1]	258	243
Transocean Poseidon, Ltd. 6.875% 2027[1]	337	309
Transocean, Inc. 6.125% 2025[1]	178	166
Transocean, Inc. 7.25% 2025[1]	500	384
Transocean, Inc. 11.50% 2027[1]	95	88
USA Compression Partners, LP 6.875% 2026	669	617
USA Compression Partners, LP 6.875% 2027	247	225
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	2,795	2,324
Venture Global Calcasieu Pass, LLC 3.875% 2033[1]	650	507
Weatherford International, Ltd. 11.00% 2024[1]	371	378
Weatherford International, Ltd. 6.50% 2028[1]	2,130	1,920
American Funds Insurance Series — American High-Income Trust — Page 193 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International, Ltd. 8.625% 2030[1]	USD3,370	$2,942
Western Gas Partners, LP 4.50% 2028	979	887
Western Midstream Operating, LP 3.35% 2025[6]	369	344
Western Midstream Operating, LP 4.75% 2028	160	146
Western Midstream Operating, LP 4.30% 2030[6]	480	412
Western Midstream Operating, LP 5.50% 2050[6]	540	437
		118,495
Consumer discretionary 13.69%
Adient Global Holdings, Ltd. 4.875% 2026[1]	525	461
Affinity Gaming 6.875% 2027[1]	1,040	850
Allied Universal Holdco, LLC 6.625% 2026[1]	508	454
Allied Universal Holdco, LLC 9.75% 2027[1]	716	589
Allied Universal Holdco, LLC 4.625% 2028[1]	490	378
Allied Universal Holdco, LLC 6.00% 2029[1]	2,790	1,806
Asbury Automotive Group, Inc. 4.50% 2028	250	212
Asbury Automotive Group, Inc. 4.625% 2029[1]	1,545	1,239
Asbury Automotive Group, Inc. 5.00% 2032[1]	355	274
Atlas LuxCo 4 SARL 4.625% 2028[1]	280	212
Bath & Body Works, Inc. 6.625% 2030[1]	370	323
Bath & Body Works, Inc. 6.875% 2035	1,316	1,103
Bath & Body Works, Inc. 6.75% 2036	655	541
Beazer Homes USA, Inc. 5.875% 2027	540	418
Boyd Gaming Corp. 4.75% 2027	441	391
Boyd Gaming Corp. 4.75% 2031[1]	245	199
Boyne USA, Inc. 4.75% 2029[1]	410	344
Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,047
Caesars Entertainment, Inc. 8.125% 2027[1]	665	637
Caesars Entertainment, Inc. 4.625% 2029[1]	560	429
Caesars Resort Collection, LLC 5.75% 2025[1]	345	333
Carnival Corp. 7.625% 2026[1]	1,415	1,078
Carnival Corp. 10.50% 2026[1]	1,405	1,392
Carnival Corp. 4.00% 2028[1]	3,000	2,425
Carnival Corp. 6.00% 2029[1]	655	431
Carnival Corp. 10.50% 2030[1]	850	681
Carvana Co. 5.625% 2025[1]	165	116
Carvana Co. 5.50% 2027[1]	1,091	597
Carvana Co. 5.875% 2028[1]	754	384
Carvana Co. 4.875% 2029[1]	1,070	524
CDI Escrow Issuer, Inc. 5.75% 2030[1]	615	538
CEC Entertainment, Inc. 6.75% 2026[1]	320	288
Dana, Inc. 4.25% 2030	200	147
Dana, Inc. 4.50% 2032	375	268
Dave & Buster’s, Inc. 7.625% 2025[1]	340	335
Empire Communities Corp. 7.00% 2025[1]	475	395
Empire Resorts, Inc. 7.75% 2026[1]	670	564
Everi Holdings, Inc. 5.00% 2029[1]	95	78
Fertitta Entertainment, Inc. 4.625% 2029[1]	1,260	1,045
Fertitta Entertainment, Inc. 6.75% 2030[1]	4,000	3,047
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	2,135	1,734
Ford Motor Co. 5.291% 2046	70	49
Ford Motor Credit Company, LLC 3.375% 2025	465	411
Ford Motor Credit Company, LLC 5.125% 2025	2,415	2,283
Ford Motor Credit Company, LLC 2.70% 2026	350	291
American Funds Insurance Series — American High-Income Trust — Page 194 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company, LLC 4.542% 2026	USD1,460	$1,302
Ford Motor Credit Company, LLC 3.815% 2027	1,130	951
Ford Motor Credit Company, LLC 4.125% 2027	835	720
Ford Motor Credit Company, LLC 4.271% 2027	525	460
Ford Motor Credit Company, LLC 4.95% 2027	370	331
Ford Motor Credit Company, LLC 2.90% 2028	300	236
Ford Motor Credit Company, LLC 5.113% 2029	200	174
Ford Motor Credit Company, LLC 4.00% 2030	570	446
Group 1 Automotive, Inc. 4.00% 2028[1]	615	497
Hanesbrands, Inc. 4.625% 2024[1]	1,945	1,857
Hanesbrands, Inc. 4.875% 2026[1]	1,624	1,462
Hilton Grand Vacations Borrower 5.00% 2029[1]	591	478
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	200	166
Hilton Worldwide Holdings, Inc. 4.875% 2030	408	356
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,010	818
International Game Technology PLC 6.50% 2025[1]	911	910
International Game Technology PLC 4.125% 2026[1]	1,165	1,066
International Game Technology PLC 5.25% 2029[1]	3,320	2,948
Jacobs Entertainment, Inc. 6.75% 2029[1]	505	433
KB Home 6.875% 2027	330	313
KB Home 7.25% 2030	330	300
Kontoor Brands, Inc. 4.125% 2029[1]	370	295
Las Vegas Sands Corp. 3.20% 2024	635	599
Las Vegas Sands Corp. 3.90% 2029	100	83
LCM Investments Holdings II, LLC 4.875% 2029[1]	2,035	1,579
Levi Strauss & Co. 3.50% 2031[1]	430	336
Lindblad Expeditions, LLC 6.75% 2027[1]	205	181
Lithia Motors, Inc. 4.625% 2027[1]	270	235
Lithia Motors, Inc. 3.875% 2029[1]	785	631
Lithia Motors, Inc. 4.375% 2031[1]	315	258
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[1]	335	299
M.D.C. Holdings, Inc. 6.00% 2043	573	431
Macy’s Retail Holdings, LLC 5.875% 2030[1]	145	115
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	370	293
Melco International Development, Ltd. 4.875% 2025[1]	440	327
Melco International Development, Ltd. 5.75% 2028[1]	1,710	1,103
Melco International Development, Ltd. 5.375% 2029[1]	1,446	881
Melco Resorts Finance, Ltd. 5.25% 2026[1]	300	211
Merlin Entertainment 5.75% 2026[1]	492	459
MGM China Holdings, Ltd. 4.75% 2027[1]	1,390	1,083
MGM Resorts International 6.00% 2023	281	281
MGM Resorts International 5.50% 2027	401	361
Mohegan Gaming & Entertainment 8.00% 2026[1]	645	539
Motel 6 Operating, LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 8.052% 2026[2,3]	559	552
NCL Corp., Ltd. 3.625% 2024[1]	300	253
NCL Corp., Ltd. 5.875% 2026[1]	405	309
NCL Corp., Ltd. 5.875% 2027[1]	1,230	1,027
NCL Corp., Ltd. 7.75% 2029[1]	360	272
Neiman Marcus Group, LLC 7.125% 2026[1]	2,255	2,075
Newell Rubbermaid, Inc. 4.875% 2025	445	431
Panther BF Aggregator 2, LP 6.25% 2026[1]	140	134
Panther BF Aggregator 2, LP 8.50% 2027[1]	455	435
Party City Holdings, Inc. 6.625% 2026[1]	500	227
Party City Holdings, Inc. 8.75% 2026[1]	4,950	2,878
American Funds Insurance Series — American High-Income Trust — Page 195 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Penske Automotive Group, Inc. 3.75% 2029	USD340	$271
PetSmart, Inc. 4.75% 2028[1]	710	609
PetSmart, Inc. 7.75% 2029[1]	1,190	1,066
Premier Entertainment Sub, LLC 5.625% 2029[1]	1,065	739
Premier Entertainment Sub, LLC 5.875% 2031[1]	375	254
QVC, Inc. 4.85% 2024	75	71
QVC, Inc. 4.75% 2027	52	39
QVC, Inc. 4.375% 2028	601	409
Raptor Acquisition Corp. 4.875% 2026[1]	1,225	1,055
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	480	347
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	332
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	2,681	2,853
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	1,820	1,341
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]	715	548
Royal Caribbean Cruises, Ltd. 5.375% 2027[1]	1,035	763
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	70	49
Royal Caribbean Cruises, Ltd. 8.25% 2029[1]	1,580	1,541
Royal Caribbean Cruises, Ltd. 9.25% 2029[1]	1,010	997
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	280	266
Sands China, Ltd. 5.625% 2025	275	250
Sands China, Ltd. 2.80% 2027[6]	350	279
Sands China, Ltd. 5.90% 2028	200	169
Sands China, Ltd. 3.35% 2029[6]	239	178
Sands China, Ltd. 4.875% 2030	550	431
Sands China, Ltd. 3.75% 2031[6]	1,360	978
Scientific Games Corp. 8.625% 2025[1]	1,215	1,245
Scientific Games Corp. 7.00% 2028[1]	1,363	1,288
Scientific Games Corp. 7.25% 2029[1]	2,360	2,200
Scientific Games Holdings, LP 6.625% 2030[1]	1,515	1,217
Sonic Automotive, Inc. 4.625% 2029[1]	1,565	1,230
Sonic Automotive, Inc. 4.875% 2031[1]	2,180	1,655
Staples, Inc. 7.50% 2026[1]	421	354
Studio City Co., Ltd. 7.00% 2027[1]	235	197
Studio City Finance, Ltd. 6.00% 2025[1]	690	386
Studio City Finance, Ltd. 5.00% 2029[1]	1,000	446
Tempur Sealy International, Inc. 4.00% 2029[1]	515	407
The Gap, Inc. 3.625% 2029[1]	170	111
The Gap, Inc. 3.875% 2031[1]	108	69
The Home Co., Inc. 7.25% 2025[1]	940	763
Travel + Leisure Co. 6.60% 2025[6]	50	49
Travel + Leisure Co. 6.00% 2027	205	185
Travel + Leisure Co. 4.50% 2029[1]	1,280	994
Universal Entertainment Corp. 8.50% 2024[1]	2,945	2,714
Vail Resorts, Inc. 6.25% 2025[1]	315	311
VICI Properties, LP 4.25% 2026[1]	462	418
VICI Properties, LP 4.625% 2029[1]	265	230
VICI Properties, LP / VICI Note Co., Inc. 5.625% 2024[1]	447	440
VICI Properties, LP / VICI Note Co., Inc. 3.50% 2025[1]	711	658
VICI Properties, LP / VICI Note Co., Inc. 4.625% 2025[1]	620	584
VICI Properties, LP / VICI Note Co., Inc. 3.75% 2027[1]	494	434
VICI Properties, LP / VICI Note Co., Inc. 3.875% 2029[1]	1,400	1,177
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[1]	873	731
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	1,245	1,149
Wheel Pros, Inc. 6.50% 2029[1]	1,280	588
American Funds Insurance Series — American High-Income Trust — Page 196 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.552% 2028[2,3]	USD953	$708
Wyndham Destinations, Inc. 6.625% 2026[1]	695	652
Wyndham Destinations, Inc. 4.625% 2030[1]	400	317
Wyndham Worldwide Corp. 4.375% 2028[1]	835	735
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	861	845
Wynn Macau, Ltd. 5.625% 2028[1]	900	601
Wynn Macau, Ltd. 5.125% 2029[1]	950	619
Wynn Resorts Finance, LLC 7.75% 2025[1]	494	483
Wynn Resorts Finance, LLC 5.125% 2029[1]	2,222	1,801
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 8.615% 2027[2,3]	705	659
		112,223
Communication services 10.62%
Altice France Holding SA 10.50% 2027[1]	1,650	1,296
Altice France SA 5.125% 2029[1]	1,677	1,257
Brightstar Escrow Corp. 9.75% 2025[1]	140	130
Cablevision Systems Corp. 5.375% 2028[1]	457	400
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	102	97
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	586	506
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	360	316
CCO Holdings, LLC and CCO Holdings Capital Corp. 6.375% 2029[1]	300	276
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,029	2,403
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,437	2,797
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	140	106
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	3,065	2,356
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	783
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]	1,225	956
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	1,330	986
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	2,040	1,465
Centerfield Media Parent, Inc. 6.625% 2026[1]	960	761
CenturyLink, Inc. 6.75% 2023	1,480	1,510
Cinemark USA, Inc. 5.875% 2026[1]	278	233
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	570	431
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	315	229
Cogent Communications Group, Inc. 3.50% 2026[1]	700	618
Consolidated Communications, Inc. 5.00% 2028[1]	225	157
CSC Holdings, LLC 6.50% 2029[1]	600	531
CSC Holdings, LLC 3.375% 2031[1]	700	495
Diamond Sports Group, LLC 5.375% 2026[1]	503	101
Diamond Sports Group, LLC 6.625% 2027[1]	1,056	78
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 8.115% 2027[2,3]	1,697	1,586
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	3,010	2,602
Embarq Corp. 7.995% 2036	1,637	822
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 10.865% 2028[2,3]	465	455
Frontier Communications Corp. 5.875% 2027[1]	1,455	1,307
Frontier Communications Corp. 5.00% 2028[1]	3,780	3,250
Frontier Communications Corp. 6.75% 2029[1]	1,990	1,646
Frontier Communications Holdings, LLC 5.875% 2029	1,390	1,107
Frontier Communications Holdings, LLC 6.00% 2030[1]	750	591
Frontier Communications Holdings, LLC 8.75% 2030[1]	970	972
Gray Escrow II, Inc. 5.375% 2031[1]	925	728
Gray Television, Inc. 5.875% 2026[1]	203	188
Gray Television, Inc. 7.00% 2027[1]	828	781
Gray Television, Inc. 4.75% 2030[1]	397	298
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 5.25% 2027[1]	USD1,995	$1,708
iHeartCommunications, Inc. 4.75% 2028[1]	250	209
Iliad Holding SAS 6.50% 2026[1]	1,120	981
Inmarsat PLC 6.75% 2026[1]	725	635
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 8.174% 2026[2,3]	386	364
Lamar Media Corp. 3.75% 2028	61	53
Lamar Media Corp. 4.875% 2029	300	268
Lamar Media Corp. 4.00% 2030	260	218
Level 3 Financing, Inc. 3.75% 2029[1]	550	404
Ligado Networks, LLC 15.50% PIK 2023[1,5]	1,727	803
Live Nation Entertainment, Inc. 3.75% 2028[1]	425	361
Magallanes, Inc. 4.279% 2032[1]	298	246
Match Group, Inc. 4.625% 2028[1]	308	270
McGraw-Hill Education, Inc. 5.75% 2028[1]	520	435
Midas OpCo Holdings, LLC 5.625% 2029[1]	3,110	2,564
Netflix, Inc. 4.875% 2028	310	291
News Corp. 3.875% 2029[1]	1,620	1,379
News Corp. 5.125% 2032[1]	1,760	1,548
Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,790	2,377
Nexstar Escrow Corp. 5.625% 2027[1]	324	299
Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 2029[1]	49	49
Qwest Capital Funding, Inc. 6.875% 2028	500	438
Scripps Escrow II, Inc. 3.875% 2029[1]	750	599
Sinclair Television Group, Inc. 5.125% 2027[1]	195	162
Sinclair Television Group, Inc. 4.125% 2030[1]	710	535
Sirius XM Radio, Inc. 3.125% 2026[1]	1,600	1,407
Sirius XM Radio, Inc. 4.00% 2028[1]	2,385	2,034
Sirius XM Radio, Inc. 4.125% 2030[1]	445	363
Sirius XM Radio, Inc. 3.875% 2031[1]	2,590	2,014
Sprint Corp. 7.625% 2026	480	497
Sprint Corp. 6.875% 2028	2,400	2,470
Sprint Corp. 8.75% 2032	2,516	2,921
Summer (BC) BidCo B, LLC 5.50% 2026[1]	365	300
TEGNA, Inc. 4.625% 2028	478	442
TEGNA, Inc. 5.00% 2029	686	633
T-Mobile US, Inc. 3.375% 2029	860	744
Twitter, Inc. 5.00% 2030[1]	640	615
Univision Communications, Inc. 5.125% 2025[1]	3,195	3,038
Univision Communications, Inc. 6.625% 2027[1]	3,050	2,885
Univision Communications, Inc. 4.50% 2029[1]	4,500	3,680
Univision Communications, Inc. 7.375% 2030[1]	935	894
Univision Communications, Inc., Term Loan, (3-month USD CME Term + 4.50%) 6.25% 2029[2,3]	150	147
UPC Broadband Finco BV 4.875% 2031[1]	430	334
Virgin Media O2 4.25% 2031[1]	1,975	1,501
Virgin Media Secured Finance PLC 4.50% 2030[1]	990	774
VZ Secured Financing BV 5.00% 2032[1]	1,660	1,243
Warner Music Group 3.75% 2029[1]	1,350	1,123
Warner Music Group 3.875% 2030[1]	780	641
Ziggo Bond Co. BV 5.125% 2030[1]	419	300
Ziggo Bond Finance BV 4.875% 2030[1]	1,550	1,227
		87,030
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 9.90%	Principal amount (000)	Value (000)
1375209 BC, Ltd. 9.00% 2028[1]	USD260	$259
AdaptHealth, LLC 5.125% 2030[1]	875	723
Avantor Funding, Inc. 4.625% 2028[1]	2,380	2,123
Avantor Funding, Inc. 3.875% 2029[1]	500	407
Bausch Health Americas, Inc. 9.25% 2026[1]	1,104	656
Bausch Health Americas, Inc. 8.50% 2027[1]	252	108
Bausch Health Companies, Inc. 9.00% 2025[1]	1,591	1,012
Bausch Health Companies, Inc. 5.75% 2027[1]	865	591
Bausch Health Companies, Inc. 6.125% 2027[1]	245	170
Bausch Health Companies, Inc. 4.875% 2028[1]	2,490	1,609
Bausch Health Companies, Inc. 5.00% 2028[1]	1,297	480
Bausch Health Companies, Inc. 7.00% 2028[1]	413	158
Bausch Health Companies, Inc. 5.00% 2029[1]	305	119
Bausch Health Companies, Inc. 5.25% 2030[1]	1,362	511
Bausch Health Companies, Inc. 5.25% 2031[1]	3,672	1,388
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	285	220
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	720	567
Centene Corp. 4.25% 2027	389	357
Centene Corp. 2.45% 2028	3,240	2,643
Centene Corp. 4.625% 2029	2,895	2,608
Centene Corp. 3.00% 2030	2,020	1,604
Centene Corp. 3.375% 2030	642	526
Centene Corp. 2.50% 2031	1,485	1,123
Centene Corp. 2.625% 2031	430	325
Charles River Laboratories International, Inc. 4.25% 2028[1]	561	490
Charles River Laboratories International, Inc. 3.75% 2029[1]	680	567
Charles River Laboratories International, Inc. 4.00% 2031[1]	650	525
Community Health Systems, Inc. 8.00% 2026[1]	390	338
Community Health Systems, Inc. 5.625% 2027[1]	1,645	1,269
Community Health Systems, Inc. 6.00% 2029[1]	653	481
Community Health Systems, Inc. 6.875% 2029[1]	240	116
Community Health Systems, Inc. 5.25% 2030[1]	1,670	1,167
Community Health Systems, Inc. 4.75% 2031[1]	100	67
DaVita, Inc. 4.625% 2030[1]	850	660
Encompass Health Corp. 4.50% 2028	496	426
Encompass Health Corp. 4.75% 2030	285	235
Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 2027[1,4]	311	47
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[1,4]	2,313	133
Endo International PLC 5.875% 2024[1]	520	428
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	660	522
Grifols Escrow Issuer SA 4.75% 2028[1]	630	488
HCA, Inc. 5.875% 2026	321	317
HCA, Inc. 5.625% 2028	1,300	1,241
HCA, Inc. 5.875% 2029	255	248
HCA, Inc. 3.50% 2030	1,215	1,006
HCA, Inc. 4.625% 2052[1]	233	175
HCA, Inc. 7.50% 2095	250	252
HealthEquity, Inc. 4.50% 2029[1]	480	406
IMS Health Holdings, Inc. 5.00% 2026[1]	823	785
Jazz Securities DAC 4.375% 2029[1]	896	776
Mallinckrodt PLC 10.00% 2025[1]	939	856
Minerva Merger Sub, Inc. 6.50% 2030[1]	640	507
Molina Healthcare, Inc. 4.375% 2028[1]	1,055	954
Molina Healthcare, Inc. 3.875% 2030[1]	2,309	1,941
American Funds Insurance Series — American High-Income Trust — Page 199 of 255

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 3.875% 2032[1]	USD2,115	$1,735
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	220	177
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	1,705	1,291
Option Care Health, Inc. 4.375% 2029[1]	290	246
Organon Finance 1, LLC 4.125% 2028[1]	535	459
Organon Finance 1, LLC 5.125% 2031[1]	240	197
Owens & Minor, Inc. 4.375% 2024	1,185	1,153
Owens & Minor, Inc. 4.50% 2029[1]	990	778
Owens & Minor, Inc. 6.625% 2030[1]	1,075	949
Par Pharmaceutical, Inc. 7.50% 2027[1]	4,505	3,570
Radiology Partners, Inc. 9.25% 2028[1]	1,503	983
RP Escrow Issuer, LLC 5.25% 2025[1]	1,015	840
Select Medical Holdings Corp. 6.25% 2026[1]	554	522
Surgery Center Holdings 10.00% 2027[1]	416	405
Syneos Health, Inc. 3.625% 2029[1]	530	423
Team Health Holdings, Inc. 6.375% 2025[1]	704	523
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.284% 2027[2,3]	277	238
Tenet Healthcare Corp. 4.625% 2024	130	126
Tenet Healthcare Corp. 4.875% 2026[1]	5,130	4,774
Tenet Healthcare Corp. 5.125% 2027[1]	710	639
Tenet Healthcare Corp. 6.25% 2027[1]	500	468
Tenet Healthcare Corp. 4.625% 2028[1]	890	779
Tenet Healthcare Corp. 6.125% 2028[1]	640	562
Tenet Healthcare Corp. 4.25% 2029[1]	990	821
Tenet Healthcare Corp. 4.375% 2030[1]	1,340	1,121
Tenet Healthcare Corp. 6.125% 2030[1]	610	560
Tenet Healthcare Corp. 6.875% 2031	100	89
Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,379	3,285
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,984	1,934
Teva Pharmaceutical Finance Co. BV 3.15% 2026	3,314	2,724
Teva Pharmaceutical Finance Co. BV 4.75% 2027	570	485
Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,888	1,737
Teva Pharmaceutical Finance Co. BV 5.125% 2029	6,865	5,680
Teva Pharmaceutical Finance Co. BV 4.10% 2046	212	127
Valeant Pharmaceuticals International, Inc. 5.50% 2025[1]	3,830	3,049
		81,159
Materials 9.52%
Alcoa Nederland Holding BV 5.50% 2027[1]	510	477
Alcoa Nederland Holding BV 4.125% 2029[1]	430	362
Allegheny Technologies, Inc. 5.875% 2027	282	257
Allegheny Technologies, Inc. 4.875% 2029	1,575	1,312
Allegheny Technologies, Inc. 5.125% 2031	1,170	958
ArcelorMittal 7.00% 2039	488	460
ArcelorMittal 6.75% 2041	755	693
Arconic Corp. 6.00% 2025[1]	360	347
Arconic Rolled Products Corp. 6.125% 2028[1]	200	177
Ardagh Group SA 6.50% Cash 2027[1,5]	422	290
Ardagh Metal Packaging Finance USA, LLC 3.25% 2028[1]	500	409
Ardagh Metal Packaging Finance USA, LLC 6.00% 2027[1]	750	708
Ardagh Metal Packaging Finance USA, LLC 4.00% 2029[1]	350	257
Ardagh Packaging Finance 4.125% 2026[1]	900	750
Avient Corp. 7.125% 2030[1]	515	476
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Axalta Coating Systems, LLC 4.75% 2027[1]	USD460	$411
Ball Corp. 2.875% 2030	160	123
Ball Corp. 3.125% 2031	1,615	1,221
BWAY Parent Co., Inc. 5.50% 2024[1]	1,329	1,265
Can-Pack SA / Canpack US, LLC 3.875% 2029[1]	1,960	1,535
Cleveland-Cliffs, Inc. 6.75% 2026[1]	262	258
Cleveland-Cliffs, Inc. 5.875% 2027	3,030	2,733
Cleveland-Cliffs, Inc. 7.00% 2027	297	263
Cleveland-Cliffs, Inc. 4.625% 2029[1]	1,791	1,508
Cleveland-Cliffs, Inc. 4.875% 2031[1]	2,815	2,329
Crown Holdings, Inc. 5.25% 2030[1]	240	216
CVR Partners, LP 6.125% 2028[1]	1,125	981
Diamond (BC) BV 4.625% 2029[1]	205	143
Element Solutions, Inc. 3.875% 2028[1]	410	331
First Quantum Minerals, Ltd. 7.50% 2025[1]	3,893	3,752
First Quantum Minerals, Ltd. 6.875% 2026[1]	2,726	2,519
First Quantum Minerals, Ltd. 6.875% 2027[1]	7,410	6,686
FMG Resources 4.375% 2031[1]	585	450
Freeport-McMoRan, Inc. 4.25% 2030	437	374
Freeport-McMoRan, Inc. 5.45% 2043	411	344
FXI Holdings, Inc. 7.875% 2024[1]	5,496	4,347
FXI Holdings, Inc. 12.25% 2026[1]	6,410	5,088
GPC Merger Sub, Inc. 7.125% 2028[1]	534	430
Graphic Packaging International, LLC 3.75% 2030[1]	790	653
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 7.413% 2029[2,3]	454	389
Kaiser Aluminum Corp. 4.625% 2028[1]	478	391
Labl, Inc. 5.875% 2028[1]	630	511
Labl, Inc. 8.25% 2029[1]	490	357
LSB Industries, Inc. 6.25% 2028[1]	1,620	1,393
Mercer International, Inc. 5.125% 2029	400	319
Methanex Corp. 5.125% 2027	3,740	3,148
Methanex Corp. 5.25% 2029	710	566
Methanex Corp. 5.65% 2044	465	314
Mineral Resources, Ltd. 8.00% 2027[1]	1,442	1,390
Mineral Resources, Ltd. 8.50% 2030[1]	1,270	1,230
Neon Holdings, Inc. 10.125% 2026[1]	840	767
Nova Chemicals Corp. 4.875% 2024[1]	675	635
Nova Chemicals Corp. 5.25% 2027[1]	2,036	1,735
Nova Chemicals Corp. 4.25% 2029[1]	2,330	1,823
Novelis Corp. 3.25% 2026[1]	425	355
Novelis Corp. 4.75% 2030[1]	803	660
Novelis Corp. 3.875% 2031[1]	1,322	989
Olin Corp. 5.625% 2029	200	178
Olin Corp. 5.00% 2030	180	150
Owens-Illinois, Inc. 5.875% 2023[1]	191	189
Owens-Illinois, Inc. 6.375% 2025[1]	265	250
Reynolds Group, Inc. 4.00% 2027[1]	770	647
S.P.C.M. SA 3.375% 2030[1]	200	157
SCIH Salt Holdings, Inc. 4.875% 2028[1]	2,185	1,809
SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,225	943
SCIL IV, LLC 5.375% 2026[1]	500	387
Scotts Miracle-Gro Co. 4.50% 2029	379	276
Scotts Miracle-Gro Co. 4.375% 2032	455	324
Sealed Air Corp. 4.00% 2027[1]	316	274
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sealed Air Corp. 5.00% 2029[1]	USD440	$393
Silgan Holdings, Inc. 4.125% 2028	377	335
Summit Materials, Inc. 6.50% 2027[1]	360	346
Summit Materials, Inc. 5.25% 2029[1]	755	665
Trivium Packaging BV 5.50% 2026[1]	330	296
Trivium Packaging BV 8.50% 2027[1]	403	357
Tronox, Ltd. 4.625% 2029[1]	730	542
Valvoline, Inc. 4.25% 2030[1]	353	334
Valvoline, Inc. 3.625% 2031[1]	410	303
Venator Materials Corp. 5.75% 2025[1]	3,501	2,370
Venator Materials Corp. 9.50% 2025[1]	1,155	1,112
W. R. Grace Holdings, LLC 4.875% 2027[1]	655	564
W. R. Grace Holdings, LLC 5.625% 2029[1]	440	331
Warrior Met Coal, Inc. 7.875% 2028[1]	1,680	1,635
		78,032
Industrials 9.07%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[1]	990	931
ADT Security Corp. 4.125% 2029[1]	705	587
Allegiant Travel Co. 7.25% 2027[1]	410	387
Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,235	949
Ashtead Capital, Inc. 5.50% 2032[1]	600	558
Atkore, Inc. 4.25% 2031[1]	385	308
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 8.865% 2029[2,3]	2,180	2,087
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	229
Avis Budget Car Rental, LLC 5.75% 2027[1]	885	781
Avis Budget Group, Inc. 5.375% 2029[1]	1,020	839
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	641
Avolon Holdings Funding, Ltd. 2.528% 2027[1]	2,098	1,644
BlueLinx Holdings, Inc. 6.00% 2029[1]	500	393
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	131
Bombardier, Inc. 7.50% 2024[1]	274	273
Bombardier, Inc. 7.50% 2025[1]	742	723
Bombardier, Inc. 7.125% 2026[1]	4,065	3,734
Bombardier, Inc. 7.875% 2027[1]	6,043	5,573
Bombardier, Inc. 6.00% 2028[1]	2,355	1,974
Bombardier, Inc. 7.45% 2034[1]	450	422
Builders FirstSource, Inc. 4.25% 2032[1]	815	627
BWX Technologies, Inc. 4.125% 2028[1]	515	451
BWX Technologies, Inc. 4.125% 2029[1]	1,005	871
Clarivate Science Holdings Corp. 3.875% 2028[1]	1,595	1,319
Clarivate Science Holdings Corp. 4.875% 2029[1]	1,265	992
Clean Harbors, Inc. 4.875% 2027[1]	766	700
CoreLogic, Inc. 4.50% 2028[1]	4,279	2,916
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 9.625% 2029[2,3]	660	498
Covanta Holding Corp. 4.875% 2029[1]	1,295	1,049
Covanta Holding Corp. 5.00% 2030	1,590	1,250
Dun & Bradstreet Corp. 5.00% 2029[1]	1,585	1,311
Garda World Security Corp. 6.00% 2029[1]	150	110
GFL Environmental, Inc. 3.50% 2028[1]	1,000	845
Harsco Corp. 5.75% 2027[1]	700	439
Herc Holdings, Inc. 5.50% 2027[1]	200	180
Howmet Aerospace, Inc. 5.95% 2037	150	136
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,012
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
JELD-WEN Holding, Inc. 4.875% 2027[1]	USD543	$389
Labl Escrow Issuer, LLC 6.75% 2026[1]	450	409
Labl Escrow Issuer, LLC 10.50% 2027[1]	1,170	997
LSC Communications, Inc. 8.75% 2023[1,4,7]	8,933	87
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,7]	301	3
Masonite International Corp. 3.50% 2030[1]	530	406
MasTec, Inc. 4.50% 2028[1]	460	402
Mueller Water Products, Inc. 4.00% 2029[1]	275	235
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[1]	250	249
Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[1]	1,100	1,098
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[1]	511	502
Park River Holdings, Inc. 5.625% 2029[1]	775	504
PGT Innovations, Inc. 4.375% 2029[1]	1,125	925
Pitney Bowes, Inc. 6.875% 2027[1]	600	369
PM General Purchaser, LLC 9.50% 2028[1]	2,198	1,843
Prime Security Services Borrower, LLC 3.375% 2027[1]	475	400
Prime Security Services Borrower, LLC 6.25% 2028[1]	627	536
R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	339
Roller Bearing Company of America, Inc. 4.375% 2029[1]	170	144
Sensata Technologies, Inc. 3.75% 2031[1]	500	395
SkyMiles IP, Ltd. 4.75% 2028[1]	1,975	1,842
Spirit AeroSystems, Inc. 4.60% 2028	1,120	811
SRS Distribution, Inc. 4.625% 2028[1]	480	413
Stericycle, Inc. 5.375% 2024[1]	1,135	1,093
Stericycle, Inc. 3.875% 2029[1]	1,360	1,128
The Brink’s Co. 4.625% 2027[1]	719	640
The Hertz Corp. 5.00% 2029[1]	250	186
Titan International, Inc. 7.00% 2028	750	682
TK Elevator Holdco GmbH 7.625% 2028[1]	635	533
TransDigm, Inc. 6.25% 2026[1]	1,638	1,592
TransDigm, Inc. 6.375% 2026	240	227
TransDigm, Inc. 6.875% 2026	460	437
TransDigm, Inc. 5.50% 2027	855	745
TransDigm, Inc. 4.625% 2029	155	125
TransDigm, Inc. 4.875% 2029	220	178
Triumph Group, Inc. 6.25% 2024[1]	4,527	4,132
Triumph Group, Inc. 8.875% 2024[1]	536	530
Triumph Group, Inc. 7.75% 2025	1,160	888
Uber Technologies, Inc. 8.00% 2026[1]	498	498
United Airlines Holdings, Inc. 6.50% 2027[1]	3,739	3,667
United Airlines, Inc. 4.375% 2026[1]	285	255
United Airlines, Inc. 4.625% 2029[1]	542	450
United Rentals, Inc. 4.875% 2028	680	625
United Rentals, Inc. 3.875% 2031	525	428
United Rentals, Inc. 3.75% 2032	450	354
Vertical U.S. Newco, Inc. 5.25% 2027[1]	2,055	1,752
WESCO Distribution, Inc. 7.125% 2025[1]	675	676
WESCO Distribution, Inc. 7.25% 2028[1]	825	810
Western Global Airlines, LLC 10.375% 2025[1]	475	427
XPO Logistics, Inc. 6.25% 2025[1]	136	137
		74,363
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials 7.38%	Principal amount (000)	Value (000)
Advisor Group Holdings, LLC 6.25% 2028[1]	USD2,191	$1,898
AG Merger Sub II, Inc. 10.75% 2027[1]	3,800	3,729
AG TTMT Escrow Issuer, LLC 8.625% 2027[1]	988	934
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,741	1,504
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	890	762
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	1,560	1,270
AmWINS Group, Inc. 4.875% 2029[1]	1,260	1,049
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,375	1,992
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.813% 2029[2,3]	1,245	1,121
AssuredPartners, Inc. 8.00% 2027[1]	437	403
AssuredPartners, Inc. 5.625% 2029[1]	365	284
Blackstone Private Credit Fund 7.05% 2025[1]	640	633
BroadStreet Partners, Inc. 5.875% 2029[1]	575	454
Castlelake Aviation Finance DAC 5.00% 2027[1]	1,840	1,567
Coinbase Global, Inc. 3.375% 2028[1]	1,605	1,007
Coinbase Global, Inc. 3.625% 2031[1]	1,090	607
Compass Diversified Holdings 5.25% 2029[1]	4,150	3,262
Compass Diversified Holdings 5.00% 2032[1]	1,230	905
Credit Acceptance Corp. 5.125% 2024[1]	275	257
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,7]	947	852
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7]	1,263	1,050
FS Energy and Power Fund 7.50% 2023[1]	2,784	2,785
Hightower Holding, LLC 6.75% 2029[1]	905	740
HUB International, Ltd. 7.00% 2026[1]	2,080	1,976
HUB International, Ltd. 5.625% 2029[1]	240	201
Icahn Enterprises Finance Corp. 5.25% 2027	277	243
Icahn Enterprises Finance Corp. 4.375% 2029	675	545
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	725	562
Ladder Capital Corp. 4.25% 2027[1]	1,429	1,153
LPL Holdings, Inc. 4.625% 2027[1]	1,592	1,446
LPL Holdings, Inc. 4.00% 2029[1]	1,570	1,350
LPL Holdings, Inc. 4.375% 2031[1]	1,135	944
MGIC Investment Corp. 5.25% 2028	525	470
MidCap Financial Issuer Trust 6.50% 2028[1]	380	325
MSCI, Inc. 4.00% 2029[1]	900	779
MSCI, Inc. 3.625% 2030[1]	66	54
MSCI, Inc. 3.625% 2031[1]	1,325	1,065
MSCI, Inc. 3.875% 2031[1]	1,450	1,224
MSCI, Inc. 3.25% 2033[1]	945	731
National Financial Partners Corp. 6.875% 2028[1]	739	578
Navient Corp. 5.50% 2023	684	681
Navient Corp. 5.875% 2024	1,450	1,376
Navient Corp. 6.125% 2024	1,147	1,119
Navient Corp. 6.75% 2025	550	516
Navient Corp. 6.75% 2026	640	582
Navient Corp. 5.00% 2027	2,883	2,362
Navient Corp. 4.875% 2028	320	245
Navient Corp. 5.50% 2029	2,280	1,736
Navient Corp. 5.625% 2033	1,478	996
Onemain Finance Corp. 3.875% 2028	206	152
OneMain Holdings, Inc. 7.125% 2026	1,335	1,205
Owl Rock Capital Corp. 3.75% 2025	600	551
Owl Rock Capital Corp. 3.40% 2026	290	249
Owl Rock Capital Corp. II 4.625% 2024[1]	450	424
American Funds Insurance Series — American High-Income Trust — Page 204 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Owl Rock Capital Corp. III 3.125% 2027[1]	USD600	$487
Owl Rock Core Income Corp. 4.70% 2027	800	702
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]	1,893	1,775
Quicken Loans, LLC 3.625% 2029[1]	455	351
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]	520	427
Ryan Specialty Group, LLC 4.375% 2030[1]	615	522
Springleaf Finance Corp. 6.125% 2024	367	354
Springleaf Finance Corp. 6.625% 2028	340	293
Springleaf Finance Corp. 5.375% 2029	183	142
Starwood Property Trust, Inc. 4.375% 2027[1]	570	487
		60,445
Information technology 4.50%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 2025[2,3]	3,674	3,024
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 9.174% 2025[2,3]	607	599
Black Knight, Inc. 3.625% 2028[1]	410	351
Block, Inc. 2.75% 2026	1,455	1,252
Block, Inc. 3.50% 2031	1,675	1,302
BMC Software, Inc. 7.125% 2025[1]	180	177
BMC Software, Inc. 9.125% 2026[1]	240	231
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	1,220	1,143
Booz Allen Hamilton, Inc. 3.875% 2028[1]	920	793
Booz Allen Hamilton, Inc. 4.00% 2029[1]	880	755
CDK Global, Inc. 7.25% 2029[1]	1,550	1,477
Ciena Corp. 4.00% 2030[1]	440	368
CommScope Finance, LLC 6.00% 2026[1]	430	397
CommScope Finance, LLC 8.25% 2027[1]	310	257
CommScope Technologies, LLC 6.00% 2025[1]	380	338
CommScope Technologies, LLC 5.00% 2027[1]	220	166
Condor Merger Sub, Inc. 7.375% 2030[1]	560	459
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.50% 2023[2,3]	1,626	1,336
Diebold Nixdorf, Inc. 8.50% 2024	1,301	712
Diebold Nixdorf, Inc. 9.375% 2025[1]	7,304	5,569
Diebold Nixdorf, Inc., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 3.438% 2023[2,3]	EUR698	563
Elastic NV 4.125% 2029[1]	USD350	277
Entegris Escrow Corp. 4.75% 2029[1]	790	698
Fair Isaac Corp. 4.00% 2028[1]	1,445	1,234
Gartner, Inc. 4.50% 2028[1]	2,098	1,879
Gartner, Inc. 3.75% 2030[1]	345	283
GoDaddy Operating Co. 5.25% 2027[1]	390	360
GoDaddy Operating Co. 3.50% 2029[1]	210	172
Imola Merger Corp. 4.75% 2029[1]	300	254
MicroStrategy, Inc. 6.125% 2028[1]	385	318
MoneyGram International, Inc. 5.375% 2026[1]	875	859
NCR Corp. 5.00% 2028[1]	105	83
NCR Corp. 5.125% 2029[1]	3,109	2,338
Picard Midco, Inc. 6.50% 2029[1]	730	618
Rocket Software, Inc. 6.50% 2029[1]	785	582
Sabre GLBL, Inc. 7.375% 2025[1]	48	43
Sabre Holdings Corp. 9.25% 2025[1]	338	324
Synaptics, Inc. 4.00% 2029[1]	375	303
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.535% 2026[2,3]	466	442
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 7.535% 2027[2,3]	2,220	2,103
Unisys Corp. 6.875% 2027[1]	1,795	1,404
American Funds Insurance Series — American High-Income Trust — Page 205 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
VeriSign, Inc. 5.25% 2025	USD132	$132
Veritas Holdings, Ltd. 7.50% 2025[1]	285	219
Viavi Solutions, Inc. 3.75% 2029[1]	230	184
Xerox Corp. 5.00% 2025[1]	162	146
Xerox Corp. 5.50% 2028[1]	435	348
		36,872
Consumer staples 4.12%
Albertsons Companies, Inc. 4.625% 2027[1]	1,060	950
Albertsons Companies, Inc. 5.875% 2028[1]	190	176
Albertsons Companies, Inc. 3.50% 2029[1]	2,968	2,399
Albertsons Companies, Inc. 4.875% 2030[1]	335	284
B&G Foods, Inc. 5.25% 2025	1,377	1,200
B&G Foods, Inc. 5.25% 2027	1,893	1,537
Central Garden & Pet Co. 4.125% 2030	1,060	846
Central Garden & Pet Co. 4.125% 2031[1]	1,005	792
Coty, Inc. 5.00% 2026[1]	700	638
Coty, Inc. 6.50% 2026[1]	320	295
Coty, Inc. 4.75% 2029[1]	1,070	907
Darling Ingredients, Inc. 5.25% 2027[1]	329	311
Darling Ingredients, Inc. 6.00% 2030[1]	1,445	1,378
Edgewell Personal Care Co. 5.50% 2028[1]	275	246
Energizer Holdings, Inc. 4.375% 2029[1]	545	406
Ingles Markets, Inc. 4.00% 2031[1]	345	282
Kraft Heinz Company 3.875% 2027	275	257
Kraft Heinz Company 4.375% 2046	306	239
Kraft Heinz Company 5.50% 2050	440	397
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	1,953	1,716
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	2,800	2,148
Lamb Weston Holdings, Inc. 4.875% 2028[1]	260	236
Lamb Weston Holdings, Inc. 4.125% 2030[1]	2,500	2,120
Lamb Weston Holdings, Inc. 4.375% 2032[1]	810	671
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 7.424% 2026[2,3]	786	734
Performance Food Group, Inc. 5.50% 2027[1]	680	620
Performance Food Group, Inc. 4.25% 2029[1]	483	403
Pilgrim’s Pride Corp. 5.875% 2027[1]	720	702
Post Holdings, Inc. 5.625% 2028[1]	1,449	1,325
Post Holdings, Inc. 5.50% 2029[1]	811	702
Post Holdings, Inc. 4.625% 2030[1]	3,355	2,763
Post Holdings, Inc. 4.50% 2031[1]	1,350	1,090
Prestige Brands International, Inc. 5.125% 2028[1]	103	93
Prestige Brands International, Inc. 3.75% 2031[1]	1,275	992
Simmons Foods, Inc. 4.625% 2029[1]	993	814
TreeHouse Foods, Inc. 4.00% 2028	1,415	1,130
United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,558
US Foods, Inc. 4.625% 2030[1]	460	382
		33,739
Utilities 3.35%
AmeriGas Partners, LP 5.875% 2026	275	250
AmeriGas Partners, LP 5.75% 2027	352	317
Calpine Corp. 4.50% 2028[1]	150	132
Calpine Corp. 5.125% 2028[1]	518	446
Calpine Corp. 3.75% 2031[1]	500	392
American Funds Insurance Series — American High-Income Trust — Page 206 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
DPL, Inc. 4.125% 2025	USD555	$511
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,155	1,100
FirstEnergy Corp. 2.25% 2030	980	757
FirstEnergy Corp. 2.65% 2030	624	505
FirstEnergy Corp. 7.375% 2031	337	371
FirstEnergy Corp. 3.40% 2050	470	308
FirstEnergy Corp., Series C, 5.35% 2047[6]	475	402
FirstEnergy Transmission, LLC 2.866% 2028[1]	265	226
FirstEnergy Transmission, LLC 4.55% 2049[1]	100	78
NextEra Energy Partners, LP 4.25% 2024[1]	122	117
NGL Energy Partners, LP 7.50% 2026	650	497
NRG Energy, Inc. 3.625% 2031[1]	1,130	884
Pacific Gas and Electric Co. 4.55% 2030	203	174
Pacific Gas and Electric Co. 3.95% 2047	500	319
Pacific Gas and Electric Co. 3.50% 2050	400	244
PG&E Corp. 5.00% 2028	3,205	2,764
PG&E Corp. 5.25% 2030	3,040	2,594
Talen Energy Corp. 10.50% 2026[1,4]	2,987	2,455
Talen Energy Corp. 7.25% 2027[1]	5,189	5,318
Talen Energy Corp. 6.625% 2028[1]	130	132
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 7.48% 2023[2,3]	3,085	3,097
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.274% 2026[2,3]	500	507
Talen Energy Supply, LLC 7.625% 2028[1]	489	506
Targa Resources Partners, LP 4.00% 2032	190	157
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	1,190	1,023
Vistra Operations Co., LLC 3.55% 2024[1]	231	220
Vistra Operations Co., LLC 5.625% 2027[1]	725	680
		27,483
Real estate 2.91%
Brookfield Property REIT, Inc. 5.75% 2026[1]	1,659	1,502
Brookfield Property REIT, Inc. 4.50% 2027[1]	194	159
Diversified Healthcare Trust 4.375% 2031	200	130
Forestar Group, Inc. 3.85% 2026[1]	465	384
Forestar Group, Inc. 5.00% 2028[1]	92	74
Howard Hughes Corp. 5.375% 2028[1]	1,447	1,203
Howard Hughes Corp. 4.125% 2029[1]	2,043	1,583
Howard Hughes Corp. 4.375% 2031[1]	2,218	1,597
Iron Mountain, Inc. 4.875% 2027[1]	1,616	1,450
Iron Mountain, Inc. 5.00% 2028[1]	367	316
Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,067
Iron Mountain, Inc. 5.25% 2030[1]	2,680	2,223
Iron Mountain, Inc. 4.50% 2031[1]	950	736
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,505	1,918
Kennedy-Wilson Holdings, Inc. 4.75% 2030	2,315	1,722
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,265	1,647
Ladder Capital Corp. 5.25% 2025[1]	740	682
Ladder Capital Corp. 4.75% 2029[1]	100	75
Medical Properties Trust, Inc. 5.00% 2027	638	552
Medical Properties Trust, Inc. 3.50% 2031	239	167
Park Intermediate Holdings, LLC 4.875% 2029[1]	820	665
Realogy Corp. 4.875% 2023[1]	205	200
Realogy Corp. 5.75% 2029[1]	2,128	1,538
American Funds Insurance Series — American High-Income Trust — Page 207 of 255

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Realogy Corp. 5.25% 2030[1]	USD922	$628
RHP Hotel Properties, LP / RHP Finance Corp. 4.50% 2029[1]	535	445
RLJ Lodging Trust, LP 4.00% 2029[1]	800	628
WeWork Companies, LLC 5.00% 2025[1]	1,020	594
		23,885
Total corporate bonds, notes & loans		733,726
Mortgage-backed obligations 0.08% Collateralized mortgage-backed obligations 0.08%
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,7]	712	631
Total bonds, notes & other debt instruments (cost: $867,299,000)		734,357
Convertible bonds & notes 0.06% Communication services 0.05%
DISH DBS Corp., convertible notes, 3.375% 2026	635	438
Energy 0.01%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,5,7]	79	79
Total convertible bonds & notes (cost: $720,000)		517
Convertible stocks 0.10% Financials 0.05%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	411	463
Utilities 0.05%
PG&E Corp., convertible preferred units, 5.50% 2023	3,350	383
Total convertible stocks (cost: $667,000)		846
Common stocks 4.69% Health care 2.64%
Rotech Healthcare, Inc.[7,8,9]	201,793	21,592
Energy 1.23%
Chesapeake Energy Corp.	46,557	4,386
Ascent Resources - Utica, LLC, Class A7,8,9	6,297,894	1,511
Denbury, Inc.[8]	16,380	1,413
Weatherford International[8]	40,159	1,297
Diamond Offshore Drilling, Inc.[8]	110,972	736
California Resources Corp.	17,202	661
McDermott International, Ltd.[8]	107,875	49
Mesquite Energy, Inc.[7,8]	3,557	21
Earthstone Energy, Inc., Class A8	1,340	16
Constellation Oil Services Holding SA, Class B-1[7,8]	3,449,949	—[10]
Bighorn Permian Resources, LLC[7,8]	2,894	—[10]
		10,090
American Funds Insurance Series — American High-Income Trust — Page 208 of 255

unaudited
Common stocks (continued) Financials 0.37%	Shares	Value (000)
Jonah Energy Parent, LLC[7]	38,716	$2,761
Navient Corp.	20,000	294
		3,055
Consumer discretionary 0.35%
NMG Parent, LLC[8]	9,965	1,819
MYT Holding Co., Class B7,8	608,846	1,065
		2,884
Information technology 0.05%
MoneyGram International, Inc.[8]	41,400	431
Communication services 0.05%
Intelsat SA7,8	8,164	229
iHeartMedia, Inc., Class A8	22,639	166
		395
Total common stocks (cost: $13,871,000)		38,447
Preferred securities 0.32% Consumer discretionary 0.28%
MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[7,8]	2,095,904	2,295
Industrials 0.04%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,8]	1,022	326
Total preferred securities (cost: $2,933,000)		2,621
Rights & warrants 0.22% Consumer discretionary 0.17%
NMG Parent, LLC, warrants, expire 2027[8]	27,111	1,362
Energy 0.05%
Chesapeake Energy Corp., Class B, warrants, expire 2026[8]	2,867	227
Chesapeake Energy Corp., Class A, warrants, expire 2026[8]	1,440	115
Chesapeake Energy Corp., Class C, warrants, expire 2026[8]	1,102	79
		421
Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A7,8	855	5
Intelsat Jackson Holdings SA (CVR), Series B7,8	855	5
		10
Total rights & warrants (cost: $699,000)		1,793
American Funds Insurance Series — American High-Income Trust — Page 209 of 255

unaudited
Short-term securities 3.57% Money market investments 3.57%	Shares	Value (000)
Capital Group Central Cash Fund 2.81%[11,12]	292,580	$29,255
Total short-term securities (cost: $29,246,000)		29,255
Total investment securities 98.56% (cost: $915,435,000)		807,836
Other assets less liabilities 1.44%		11,763
Net assets 100.00%		$819,599
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 9/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	12	December 2022	USD(1,290)	$45
10 Year U.S. Treasury Note Futures	Short	14	December 2022	(1,569)	78
30 Year Ultra U.S. Treasury Bond Futures	Short	1	December 2022	(137)	12
					$135
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium (received) paid (000)	Unrealized appreciation (depreciation) at 9/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD1,856	$44	$(14)	$58
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	13,425	563	609	(46)
					$607	$595	$12
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[13] (000)	Value at 9/30/2022[14] (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	USD4,109	$(41)	$27	$(68)
Investments in affiliates12

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2022 (000)	Dividend income (000)
Short-term securities 3.57%
Money market investments 3.57%
Capital Group Central Cash Fund 2.81%[11]	$17,238	$174,413	$162,393	$(9)	$6	$29,255	$267
American Funds Insurance Series — American High-Income Trust — Page 210 of 255

unaudited
Restricted securities9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,8]	9/26/2013	$4,331	$21,592	2.64%
Ascent Resources - Utica, LLC, Class A7,8	11/15/2016	302	1,511.18
Total		$4,633	$23,103	2.82%
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $544,355,000, which represented 66.42% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $24,582,000, which represented 3.00% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Security did not produce income during the last 12 months.
[9]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $23,103,000, which represented 2.82% of the net assets of the fund.
[10]	Amount less than one thousand.
[11]	Rate represents the seven-day yield at 9/30/2022.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[14]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
Key to abbreviations
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American Funds Insurance Series — American High-Income Trust — Page 211 of 255

American Funds Mortgage Fund®
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 98.31% Mortgage-backed obligations 75.64% Federal agency mortgage-backed obligations 71.82%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 2033[1]	USD—[2]	$—[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	2	2
Fannie Mae Pool #256583 5.00% 2036[1]	33	32
Fannie Mae Pool #AC0794 5.00% 2039[1]	5	5
Fannie Mae Pool #931768 5.00% 2039[1]	1	1
Fannie Mae Pool #932606 5.00% 2040[1]	2	2
Fannie Mae Pool #MA4501 2.00% 2041[1]	378	317
Fannie Mae Pool #MA4387 2.00% 2041[1]	19	16
Fannie Mae Pool #AJ1873 4.00% 2041[1]	7	6
Fannie Mae Pool #AE1248 5.00% 2041[1]	9	9
Fannie Mae Pool #AE1274 5.00% 2041[1]	7	7
Fannie Mae Pool #AE1277 5.00% 2041[1]	5	5
Fannie Mae Pool #AE1283 5.00% 2041[1]	2	2
Fannie Mae Pool #MA4540 2.00% 2042[1]	540	452
Fannie Mae Pool #MA4570 2.00% 2042[1]	122	102
Fannie Mae Pool #AE1290 5.00% 2042[1]	4	4
Fannie Mae Pool #AT0300 3.50% 2043[1]	2	2
Fannie Mae Pool #AT3954 3.50% 2043[1]	2	2
Fannie Mae Pool #AY1829 3.50% 2044[1]	2	2
Fannie Mae Pool #FM9416 3.50% 2045[1]	385	353
Fannie Mae Pool #BJ5015 4.00% 2047[1]	40	38
Fannie Mae Pool #BH3122 4.00% 2047[1]	1	1
Fannie Mae Pool #BK6840 4.00% 2048[1]	27	26
Fannie Mae Pool #BK5232 4.00% 2048[1]	20	19
Fannie Mae Pool #BK9743 4.00% 2048[1]	8	7
Fannie Mae Pool #BK9761 4.50% 2048[1]	5	5
Fannie Mae Pool #FM3280 3.50% 2049[1]	101	93
Fannie Mae Pool #CA5968 2.50% 2050[1]	55	47
Fannie Mae Pool #CA5496 3.00% 2050[1,3]	1,247	1,104
Fannie Mae Pool #FM9492 2.50% 2051[1]	473	401
Fannie Mae Pool #FM9804 2.50% 2051[1]	254	216
Fannie Mae Pool #FM9694 2.50% 2051[1]	236	201
Fannie Mae Pool #FM7687 3.00% 2051[1]	284	250
Fannie Mae Pool #CB0041 3.00% 2051[1]	216	190
Fannie Mae Pool #FM9976 3.00% 2051[1]	102	91
Fannie Mae Pool #CB2544 3.00% 2052[1]	288	252
Fannie Mae Pool #BF0379 3.50% 2059[1]	151	137
Fannie Mae Pool #BF0497 3.00% 2060[1]	55	48
Fannie Mae Pool #BF0481 3.50% 2060[1]	180	163
Freddie Mac Pool #A18781 5.00% 2034[1,3]	639	644
Freddie Mac Pool #RB5138 2.00% 2041[1]	104	87
Freddie Mac Pool #RB5148 2.00% 2042[1]	607	508
Freddie Mac Pool #RB5145 2.00% 2042[1]	96	80
Freddie Mac Pool #Q15874 4.00% 2043[1]	1	1
Freddie Mac Pool #760014 2.77% 2045[1,4]	347	339
American Funds Insurance Series — American Funds Mortgage Fund — Page 212 of 255

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #760012 3.113% 2045[1,4]	USD40	$39
Freddie Mac Pool #760013 3.202% 2045[1,4]	24	24
Freddie Mac Pool #760015 2.546% 2047[1,4]	65	63
Freddie Mac Pool #Q52069 3.50% 2047[1]	31	28
Freddie Mac Pool #Q47615 3.50% 2047[1]	18	17
Freddie Mac Pool #Q56599 4.00% 2048[1]	29	27
Freddie Mac Pool #Q55971 4.00% 2048[1]	20	19
Freddie Mac Pool #Q56175 4.00% 2048[1]	19	18
Freddie Mac Pool #Q55970 4.00% 2048[1]	10	9
Freddie Mac Pool #Q58411 4.50% 2048[1]	55	54
Freddie Mac Pool #Q58436 4.50% 2048[1]	29	28
Freddie Mac Pool #Q58378 4.50% 2048[1]	21	20
Freddie Mac Pool #RA1339 3.00% 2049[1,3]	1,563	1,378
Freddie Mac Pool #QA2748 3.50% 2049[1]	20	18
Freddie Mac Pool #RA6406 2.00% 2051[1]	81	66
Freddie Mac Pool #SD7550 3.00% 2052[1]	414	367
Freddie Mac Pool #SD0873 3.50% 2052[1,3]	1,238	1,128
Freddie Mac Pool #RA7938 5.00% 2052[1]	720	703
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[1]	131	114
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[1]	275	230
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[1]	100	84
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 2032[1]	100	93
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	215	202
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	159	149
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	138	130
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	103	94
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	114	102
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	99	91
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	153	146
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	31	29
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	19	17
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	317	303
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	15	14
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]	478	456
Government National Mortgage Assn. 2.00% 2052[1,5]	175	146
Government National Mortgage Assn. 2.50% 2052[1,5]	207	178
Government National Mortgage Assn. 3.00% 2052[1,5]	658	582
Government National Mortgage Assn. 3.50% 2052[1,5]	298	271
Government National Mortgage Assn. 4.50% 2052[1,5]	2,837	2,716
Government National Mortgage Assn. 5.00% 2052[1,5]	9,340	9,144
Government National Mortgage Assn. 5.50% 2052[1,5]	388	388
Government National Mortgage Assn. 5.50% 2052[1,5]	185	184
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	703	682
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	544	516
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	530	502
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	55	50
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	88	93
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	83	76
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	12	11
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	171	170
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	84	85
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	199	178
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	133	120
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	91	83
American Funds Insurance Series — American Funds Mortgage Fund — Page 213 of 255

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1,3]	USD1,114	$1,060
Government National Mortgage Assn. Pool #AO0409 4.62% 2065[1]	136	134
Government National Mortgage Assn. Pool #AN1825 4.631% 2065[1]	230	228
Government National Mortgage Assn. Pool #AO0461 4.632% 2065[1]	68	68
Government National Mortgage Assn. Pool #AO0385 4.503% 2066[1]	539	532
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	1	1
Uniform Mortgage-Backed Security 4.00% 2037[1,5]	125	121
Uniform Mortgage-Backed Security 2.00% 2052[1,5]	3,616	2,929
Uniform Mortgage-Backed Security 2.50% 2052[1,5]	3,081	2,585
Uniform Mortgage-Backed Security 2.50% 2052[1,5]	700	586
Uniform Mortgage-Backed Security 3.50% 2052[1,5]	1,278	1,150
Uniform Mortgage-Backed Security 3.50% 2052[1,5]	610	549
Uniform Mortgage-Backed Security 4.00% 2052[1,5]	5,800	5,379
Uniform Mortgage-Backed Security 4.00% 2052[1,5]	3,066	2,845
Uniform Mortgage-Backed Security 4.50% 2052[1,5]	4,880	4,650
Uniform Mortgage-Backed Security 4.50% 2052[1,5]	425	405
Uniform Mortgage-Backed Security 5.00% 2052[1,5]	2,485	2,421
Uniform Mortgage-Backed Security 5.50% 2052[1,5]	7,903	7,858
Uniform Mortgage-Backed Security 5.50% 2052[1,5]	639	634
Uniform Mortgage-Backed Security 6.00% 2052[1,5]	185	188
		63,027
Collateralized mortgage-backed obligations (privately originated) 2.01%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	84	82
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,4,6]	100	94
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]	327	312
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,4,6]	187	177
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,4,6]	90	76
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]	163	143
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,4,6]	100	87
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[1,4,6]	215	180
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.934% 2055[1,4,6]	175	169
Mill City Mortgage Trust, Series 15-1, Class M2, 3.643% 2056[1,4,6]	48	47
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[1,4,6]	139	111
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,4,6]	107	103
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[1,4,6]	100	99
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[1,4,6]	24	24
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	51	50
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.684% 2057[1,4,6]	11	11
		1,765
Commercial mortgage-backed securities 1.81%
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 4.615% 2039[1,4,6]	100	98
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 4.96% 2027[1,4,6]	100	99
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 3.518% 2036[1,4,6]	100	96
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 3.717% 2036[1,4,6]	606	576
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.868% 2038[1,4,6]	475	460
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 3.619% 2026[1,4,6]	273	263
		1,592
Total mortgage-backed obligations		66,384
American Funds Insurance Series — American Funds Mortgage Fund — Page 214 of 255

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 17.42% U.S. Treasury inflation-protected securities 14.24%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	USD710	$703
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	519	510
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	353	348
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	654	631
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	107	103
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	2,013	1,954
U.S. Treasury Inflation-Protected Security 0.625% 2024[3,7]	6,527	6,370
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	126	119
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	65	61
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	1,195	1,044
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	424	341
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	383	312
		12,496
U.S. Treasury 3.18%
U.S. Treasury 0.875% 2024	10	10
U.S. Treasury 3.00% 2024	505	494
U.S. Treasury 1.25% 2028	415	356
U.S. Treasury 1.50% 2028	150	129
U.S. Treasury 1.25% 2031	443	358
U.S. Treasury 1.875% 2032	10	8
U.S. Treasury 1.875% 2041[3]	775	550
U.S. Treasury 2.375% 2042[3]	150	115
U.S. Treasury 3.25% 2042[3]	60	53
U.S. Treasury 1.625% 2050[3]	620	385
U.S. Treasury 1.875% 2051[3]	505	334
		2,792
Total U.S. Treasury bonds & notes		15,288
Asset-backed obligations 4.42%
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 3.984% 2030[1,4,6]	250	246
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	59	55
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]	61	58
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	290	258
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	426	367
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[1,6]	82	80
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56% 2027[1]	56	55
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,6]	100	94
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]	86	79
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	123	108
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	224	193
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,6]	207	175
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	204	180
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]	742	662
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 3.733% 2062[1,4,6]	556	538
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]	530	450
Santander Drive Auto Receivables Trust, Series 2022-6, Class A2, 4.37% 2025[1]	35	35
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 3.592% 2030[1,4,6]	250	246
		3,879
American Funds Insurance Series — American Funds Mortgage Fund — Page 215 of 255

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.56%		Principal amount (000)	Value (000)
CPPIB Capital, Inc. 0.875% 2026[6]		USD320	$277
Ontario Teachers’ Finance Trust 0.875% 2026[6]		250	216
			493
Federal agency bonds & notes 0.27%
Fannie Mae 0.875% 2030		300	235
Total bonds, notes & other debt instruments (cost: $91,754,000)			86,279
Short-term securities 53.14% Federal agency bills & notes 25.61%	Weighted average yield at acquisition
Fannie Mae 10/19/2022	2.544%	4,250	4,245
Federal Farm Credit Banks 11/8/2022	2.230	1,500	1,496
Federal Home Loan Bank 10/5/2022	2.102	4,800	4,799
Federal Home Loan Bank 10/7/2022	2.360	1,000	1,000
Federal Home Loan Bank 10/31/2022	2.520	1,000	998
Federal Home Loan Bank 12/12/2022	3.085	10,000	9,939
			22,477
Commercial paper 15.00%
Amazon.com, Inc. 12/14/2022[6]	3.520	2,000	1,986
Apple, Inc. 11/2/2022[6]	3.050	1,000	997
Apple, Inc. 11/9/2022[6]	3.100	1,000	997
Chariot Funding, LLC 10/11/2022[6]	2.680	1,000	999
Honeywell International, Inc. 10/17/2022[6]	2.050	2,000	1,997
Paccar Financial Corp. 10/6/2022	2.560	500	500
Paccar Financial Corp. 10/12/2022	2.700	1,000	999
Procter & Gamble Co. 11/9/2022[6]	2.570	1,500	1,495
Starbird Funding Corp. 10/3/2022[6]	3.000	2,200	2,199
Wal-Mart Stores, Inc. 10/31/2022[6]	2.987	1,000	997
			13,166
U.S. Treasury bills 12.53%
U.S. Treasury 10/4/2022	2.326	1,000	1,000
U.S. Treasury 10/11/2022	2.387	7,000	6,996
U.S. Treasury 10/18/2022	2.482	3,000	2,997
			10,993
Total short-term securities (cost: $46,636,000)			46,636
Total investment securities 151.45% (cost: $138,390,000)			132,915
Other assets less liabilities (51.45)%			(45,151)
Net assets 100.00%			$87,764
American Funds Insurance Series — American Funds Mortgage Fund — Page 216 of 255

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2022 (000)
30 Day Federal Funds Futures	Long	68	December 2022	USD27,286	$3
3 Month SOFR Futures	Short	12	June 2023	(2,867)	35
2 Year U.S. Treasury Note Futures	Short	15	December 2022	(3,081)	49
5 Year U.S. Treasury Note Futures	Long	159	December 2022	17,094	(574)
10 Year Ultra U.S. Treasury Note Futures	Long	61	December 2022	7,227	(450)
10 Year U.S. Treasury Note Futures	Long	9	December 2022	1,008	(50)
20 Year U.S. Treasury Bond Futures	Long	15	December 2022	1,896	(120)
30 Year Ultra U.S. Treasury Bond Futures	Long	4	December 2022	548	(26)
					$(1,133)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	USD1,800	$775	$5	$770
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,798,000, which represented 2.05% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,306,000, which represented 22.00% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
Key to abbreviations
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — American Funds Mortgage Fund — Page 217 of 255

Ultra-Short Bond Fund
Investment portfolio
September 30, 2022
unaudited
Short-term securities 97.30% Commercial paper 77.52%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Amazon.com, Inc. 12/14/2022[1]	3.520%	USD10,000	$9,929
Apple, Inc. 11/2/2022[1]	3.050	5,000	4,986
Apple, Inc. 11/9/2022[1]	3.100	9,000	8,969
Australia & New Zealand Banking Group, Ltd. 11/10/2022[1]	2.769	8,000	7,971
Bank of Montreal 10/17/2022[1]	2.470	10,000	9,985
BNG Bank NV 10/11/2022[1]	2.223	10,000	9,991
Chariot Funding, LLC 10/11/2022[1]	2.680	10,000	9,991
DBS Bank, Ltd. 11/21/2022[1]	3.300	10,000	9,952
EssilorLuxottica 10/24/2022[1]	3.055	10,000	9,980
European Investment Bank 10/11/2022	2.187	8,000	7,993
Gotham Funding Corp. 10/13/2022[1]	2.730	8,200	8,191
Henkel of America, Inc. 12/27/2022[1]	3.550	10,000	9,914
ING (U.S.) Funding, LLC 10/31/2022[1]	3.050	10,350	10,322
International Bank for Reconstruction and Development 10/24/2022	2.474	5,000	4,991
KfW 12/8/2022[1]	3.350	12,000	11,929
LMA-Americas, LLC 10/3/2022[1]	3.000	3,007	3,006
LMA-Americas, LLC 10/7/2022[1]	2.960	10,000	9,994
L’Oréal USA, Inc. 11/16/2022[1]	3.160	12,750	12,697
Manhattan Asset Funding Company, LLC 10/6/2022[1]	2.700	4,250	4,248
Manhattan Asset Funding Company, LLC 12/15/2022[1]	3.650	5,141	5,102
Mizuho Bank, Ltd. 10/18/2022[1]	2.715	10,000	9,985
Nestlé Finance International, Ltd. 10/13/2022[1]	2.850	7,550	7,542
Nordea Bank AB 10/26/2022[1]	2.735	6,700	6,685
Novartis Finance Corp. 10/11/2022[1]	3.000	10,000	9,991
Novartis Finance Corp. 10/24/2022[1]	3.060	5,000	4,990
NRW.Bank 10/13/2022[1]	2.540	10,000	9,989
Oesterreich Kontrollbank 11/21/2022	3.280	8,000	7,962
Old Line Funding, LLC 10/14/2022[1]	2.660	5,657	5,650
Old Line Funding, LLC 11/15/2022[1]	3.234	7,000	6,970
Ontario (Province of) 10/24/2022	3.050	10,000	9,980
Procter & Gamble Co. 10/14/2022[1]	2.450	10,400	10,388
Québec (Province of) 10/27/2022[1]	3.080	10,000	9,978
Sumitomo Mitsui Trust Bank, Ltd. 10/24/2022[1]	3.080	10,000	9,979
Svenska Handelsbanken AB 10/27/2022[1]	2.700	10,000	9,977
Toronto-Dominion Bank 10/28/2022[1]	3.050	10,000	9,976
TotalEnergies Capital Canada, Ltd. 10/21/2022[1]	3.060	10,000	9,981
Toyota Industries Commercial Finance, Inc. 10/20/2022[1]	2.600	7,000	6,988
Toyota Motor Credit Corp. 10/17/2022	2.660	6,800	6,790
Victory Receivables Corp. 12/1/2022[1]	3.600	5,000	4,968
Wal-Mart Stores, Inc. 10/11/2022[1]	2.950	10,000	9,991
			338,901
Federal agency bills & notes 17.50%
Federal Home Loan Bank 10/12/2022	2.245	10,000	9,993
Federal Home Loan Bank 10/13/2022	1.907	5,000	4,996
Federal Home Loan Bank 10/26/2022	3.005	8,500	8,485
American Funds Insurance Series — Ultra-Short Bond Fund — Page 218 of 255

unaudited
Short-term securities (continued) Federal agency bills & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 11/2/2022	2.468%	USD15,000	$14,966
Federal Home Loan Bank 11/8/2022	3.080	9,300	9,274
Federal Home Loan Bank 12/5/2022	3.300	5,000	4,973
Federal Home Loan Bank 12/23/2022	3.432	10,000	9,928
Federal Home Loan Bank 12/28/2022	3.480	14,000	13,888
			76,503
U.S. Treasury bills 2.28%
U.S. Treasury 10/18/2022	1.936	10,000	9,990
Total short-term securities (cost: $425,420,000)			425,394
Total investment securities 97.30% (cost: $425,420,000)			425,394
Other assets less liabilities 2.70%			11,787
Net assets 100.00%			$437,181
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $301,186,000, which represented 68.89% of the net assets of the fund.
Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Ultra-Short Bond Fund — Page 219 of 255

U.S. Government Securities Fund®
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 96.61% Mortgage-backed obligations 49.36% Federal agency mortgage-backed obligations 49.36%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 2033[1]	USD1	$1
Fannie Mae Pool #AD3566 5.00% 2035[1]	6	6
Fannie Mae Pool #MA2746 4.00% 2036[1]	1,441	1,376
Fannie Mae Pool #MA2588 4.00% 2036[1]	702	670
Fannie Mae Pool #256860 6.50% 2037[1]	11	11
Fannie Mae Pool #888698 7.00% 2037[1]	13	14
Fannie Mae Pool #256828 7.00% 2037[1]	3	3
Fannie Mae Pool #970343 6.00% 2038[1]	14	14
Fannie Mae Pool #AC0794 5.00% 2039[1]	20	20
Fannie Mae Pool #931768 5.00% 2039[1]	6	6
Fannie Mae Pool #932606 5.00% 2040[1]	9	9
Fannie Mae Pool #MA4501 2.00% 2041[1]	3,022	2,533
Fannie Mae Pool #AJ1873 4.00% 2041[1]	26	25
Fannie Mae Pool #AI1862 5.00% 2041[1]	383	385
Fannie Mae Pool #AI3510 5.00% 2041[1]	222	223
Fannie Mae Pool #AJ0704 5.00% 2041[1]	185	186
Fannie Mae Pool #AJ5391 5.00% 2041[1]	135	136
Fannie Mae Pool #AE1248 5.00% 2041[1]	36	36
Fannie Mae Pool #AE1277 5.00% 2041[1]	18	18
Fannie Mae Pool #AE1283 5.00% 2041[1]	10	10
Fannie Mae Pool #MA4540 2.00% 2042[1]	1,392	1,165
Fannie Mae Pool #MA4570 2.00% 2042[1]	898	752
Fannie Mae Pool #AE1290 5.00% 2042[1]	18	18
Fannie Mae Pool #AT7161 3.50% 2043[1]	45	42
Fannie Mae Pool #AT3954 3.50% 2043[1]	8	7
Fannie Mae Pool #AT0300 3.50% 2043[1]	7	6
Fannie Mae Pool #AY1829 3.50% 2044[1]	8	7
Fannie Mae Pool #FM9416 3.50% 2045[1]	4,623	4,230
Fannie Mae Pool #BE5017 3.50% 2045[1]	64	58
Fannie Mae Pool #BE8740 3.50% 2047[1]	60	55
Fannie Mae Pool #BE8742 3.50% 2047[1]	17	15
Fannie Mae Pool #BH2846 3.50% 2047[1]	8	7
Fannie Mae Pool #BH2848 3.50% 2047[1]	7	6
Fannie Mae Pool #BH2847 3.50% 2047[1]	5	5
Fannie Mae Pool #BJ5015 4.00% 2047[1]	162	153
Fannie Mae Pool #BH3122 4.00% 2047[1]	5	5
Fannie Mae Pool #BM3788 3.50% 2048[1]	3,334	3,050
Fannie Mae Pool #BJ4901 3.50% 2048[1]	43	40
Fannie Mae Pool #BK6840 4.00% 2048[1]	109	103
Fannie Mae Pool #BK5232 4.00% 2048[1]	79	75
Fannie Mae Pool #BK9743 4.00% 2048[1]	32	30
Fannie Mae Pool #BK9761 4.50% 2048[1]	20	20
Fannie Mae Pool #FM3280 3.50% 2049[1]	1,204	1,102
Fannie Mae Pool #CA4151 3.50% 2049[1]	594	545
Fannie Mae Pool #FM1062 3.50% 2049[1]	447	409
American Funds Insurance Series — U.S. Government Securities Fund — Page 220 of 255

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM1443 3.50% 2049[1]	USD332	$303
Fannie Mae Pool #BJ8411 3.50% 2049[1]	116	105
Fannie Mae Pool #FM2179 3.00% 2050[1]	3,820	3,373
Fannie Mae Pool #FM7687 3.00% 2051[1]	5,864	5,164
Fannie Mae Pool #FM9976 3.00% 2051[1]	866	769
Fannie Mae Pool #FS0647 3.00% 2052[1]	3,976	3,525
Fannie Mae Pool #CB2544 3.00% 2052[1]	2,422	2,125
Fannie Mae Pool #BF0497 3.00% 2060[1]	1,478	1,285
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[1,2]	—[3]	—[3]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[1,2]	—[3]	—[3]
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.343% 2023[1,2]	236	234
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,2]	447	440
Freddie Mac Pool #1H1354 2.54% 2036[1,2]	54	55
Freddie Mac Pool #C03518 5.00% 2040[1]	281	284
Freddie Mac Pool #RB5138 2.00% 2041[1]	811	680
Freddie Mac Pool #G06459 5.00% 2041[1]	680	687
Freddie Mac Pool #RB5148 2.00% 2042[1]	1,854	1,552
Freddie Mac Pool #RB5145 2.00% 2042[1]	785	657
Freddie Mac Pool #Q19133 3.50% 2043[1]	32	29
Freddie Mac Pool #Q17696 3.50% 2043[1]	30	28
Freddie Mac Pool #Q23190 4.00% 2043[1]	153	146
Freddie Mac Pool #Q15874 4.00% 2043[1]	3	3
Freddie Mac Pool #Q28558 3.50% 2044[1]	210	193
Freddie Mac Pool #760014 2.77% 2045[1,2]	278	271
Freddie Mac Pool #Q52069 3.50% 2047[1]	85	77
Freddie Mac Pool #Q47615 3.50% 2047[1]	50	46
Freddie Mac Pool #Q54701 3.50% 2048[1]	58	53
Freddie Mac Pool #Q54709 3.50% 2048[1]	57	52
Freddie Mac Pool #Q54700 3.50% 2048[1]	43	39
Freddie Mac Pool #Q54782 3.50% 2048[1]	36	33
Freddie Mac Pool #Q54781 3.50% 2048[1]	35	32
Freddie Mac Pool #Q56590 3.50% 2048[1]	28	25
Freddie Mac Pool #Q54699 3.50% 2048[1]	25	23
Freddie Mac Pool #Q54831 3.50% 2048[1]	17	16
Freddie Mac Pool #Q56589 3.50% 2048[1]	17	16
Freddie Mac Pool #Q54698 3.50% 2048[1]	15	13
Freddie Mac Pool #G67711 4.00% 2048[1]	1,452	1,376
Freddie Mac Pool #Q56599 4.00% 2048[1]	114	108
Freddie Mac Pool #Q55971 4.00% 2048[1]	79	75
Freddie Mac Pool #Q56175 4.00% 2048[1]	75	71
Freddie Mac Pool #Q58411 4.50% 2048[1]	222	217
Freddie Mac Pool #Q58436 4.50% 2048[1]	114	111
Freddie Mac Pool #Q58378 4.50% 2048[1]	83	80
Freddie Mac Pool #ZT0522 4.50% 2048[1]	22	21
Freddie Mac Pool #RA1463 3.50% 2049[1]	408	374
Freddie Mac Pool #RA1580 3.50% 2049[1]	210	192
Freddie Mac Pool #QA0284 3.50% 2049[1]	202	184
Freddie Mac Pool #QA2748 3.50% 2049[1]	53	49
Freddie Mac Pool #RA6406 2.00% 2051[1]	494	404
Freddie Mac Pool #SD0726 2.50% 2051[1]	14,756	12,500
Freddie Mac Pool #8D0226 2.521% 2052[1,2]	516	466
Freddie Mac Pool #SD7550 3.00% 2052[1]	3,479	3,086
Freddie Mac Pool #SD7553 3.00% 2052[1]	912	803
Freddie Mac Pool #SD0873 3.50% 2052[1]	14,467	13,191
American Funds Insurance Series — U.S. Government Securities Fund — Page 221 of 255

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA7938 5.00% 2052[1]	USD11,950	$11,675
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 2023[1,2]	1	1
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	174	173
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	186	186
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]	2,544	2,522
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]	1,363	1,330
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	4,646	4,373
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	4,649	4,368
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	4,233	3,980
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	835	752
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	338	310
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	928	831
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	1,351	1,248
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	4,236	3,913
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	529	506
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[1]	263	253
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	2,219	2,117
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	779	719
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	745	688
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	610	584
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	405	374
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	1,904	1,786
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	19,099	18,238
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	4,408	4,210
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	4,977	4,596
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]	1,440	1,297
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[1]	435	359
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]	4,757	4,538
Government National Mortgage Assn. 2.00% 2052[1,4]	1,395	1,162
Government National Mortgage Assn. 2.50% 2052[1,4]	2,486	2,137
Government National Mortgage Assn. 3.00% 2052[1,4]	2,335	2,064
Government National Mortgage Assn. 3.50% 2052[1,4]	4,005	3,644
Government National Mortgage Assn. 4.00% 2052[1,4]	31,390	29,321
Government National Mortgage Assn. 4.50% 2052[1,4]	47,208	45,200
Government National Mortgage Assn. 5.00% 2052[1,4]	58,073	56,853
Government National Mortgage Assn. 5.50% 2052[1,4]	8,921	8,917
Government National Mortgage Assn. 5.50% 2052[1,4]	1,605	1,599
Government National Mortgage Assn. Pool #698668 5.50% 2038[1]	29	29
Government National Mortgage Assn. Pool #700778 5.50% 2038[1]	21	22
Government National Mortgage Assn. Pool #782365 6.00% 2038[1]	86	92
Government National Mortgage Assn. Pool #004269 6.50% 2038[1]	170	180
Government National Mortgage Assn. Pool #698406 5.00% 2039[1]	190	192
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	88	93
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	2,695	2,846
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	580	565
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	891	905
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[1]	20	18
Uniform Mortgage-Backed Security 2.00% 2037[1,4]	1,115	983
Uniform Mortgage-Backed Security 2.50% 2037[1,4]	2,245	2,032
Uniform Mortgage-Backed Security 4.00% 2037[1,4]	920	888
Uniform Mortgage-Backed Security 2.00% 2052[1,4]	22,021	17,835
Uniform Mortgage-Backed Security 2.50% 2052[1,4]	2,745	2,304
Uniform Mortgage-Backed Security 3.00% 2052[1,4]	6,058	5,275
Uniform Mortgage-Backed Security 3.50% 2052[1,4]	21,815	19,628
American Funds Insurance Series — U.S. Government Securities Fund — Page 222 of 255

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.50% 2052[1,4]	USD14,592	$13,136
Uniform Mortgage-Backed Security 4.00% 2052[1,4]	42,200	39,137
Uniform Mortgage-Backed Security 4.00% 2052[1,4]	21,757	20,194
Uniform Mortgage-Backed Security 4.50% 2052[1,4]	121,066	115,362
Uniform Mortgage-Backed Security 4.50% 2052[1,4]	3,135	2,984
Uniform Mortgage-Backed Security 5.00% 2052[1,4]	25,700	25,042
Uniform Mortgage-Backed Security 5.00% 2052[1,4]	1,230	1,197
Uniform Mortgage-Backed Security 5.50% 2052[1,4]	149,197	148,335
Uniform Mortgage-Backed Security 5.50% 2052[1,4]	19,272	19,121
Uniform Mortgage-Backed Security 6.00% 2052[1,4]	2,040	2,073
Total mortgage-backed obligations		740,520
U.S. Treasury bonds & notes 41.25% U.S. Treasury inflation-protected securities 29.44%
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]	21,849	21,617
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]	21,733	21,367
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	30,938	30,470
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	71,928	69,432
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	34,211	32,893
U.S. Treasury Inflation-Protected Security 0.50% 2024[5]	22,792	22,134
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	75,109	73,301
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]	8,373	7,938
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]	7,761	7,332
U.S. Treasury Inflation-Protected Security 0.375% 2025[5]	57,474	54,885
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]	34,022	31,688
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]	5,718	5,339
U.S. Treasury Inflation-Protected Security 0.625% 2026[5]	3,360	3,207
U.S. Treasury Inflation-Protected Security 0.125% 2027[5]	18,573	17,119
U.S. Treasury Inflation-Protected Security 0.125% 2030[5]	7,251	6,385
U.S. Treasury Inflation-Protected Security 0.125% 2031[5]	9,684	8,462
U.S. Treasury Inflation-Protected Security 0.125% 2031[5]	995	868
U.S. Treasury Inflation-Protected Security 0.125% 2032[5]	4,387	3,798
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	419	433
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	9,427	7,593
U.S. Treasury Inflation-Protected Security 0.625% 2043[5]	4,497	3,464
U.S. Treasury Inflation-Protected Security 1.00% 2049[5]	4,886	3,985
U.S. Treasury Inflation-Protected Security 0.25% 2050[5]	335	220
U.S. Treasury Inflation-Protected Security 0.125% 2051[5]	5,997	3,771
U.S. Treasury Inflation-Protected Security 0.125% 2052[5]	6,155	3,901
		441,602
U.S. Treasury 11.81%
U.S. Treasury 2.125% 2023	—[3]	—[3]
U.S. Treasury 3.00% 2024	3,685	3,602
U.S. Treasury 2.75% 2025	7,459	7,176
U.S. Treasury 3.125% 2025	390	378
U.S. Treasury 3.50% 2025	28,000	27,417
U.S. Treasury 2.75% 2027	4,115	3,882
U.S. Treasury 2.625% 2029	19,809	18,200
U.S. Treasury 2.875% 2029	5,500	5,135
U.S. Treasury 3.125% 2029	22,521	21,370
U.S. Treasury 2.75% 2032	10,500	9,601
U.S. Treasury 1.125% 2040	7,000	4,382
U.S. Treasury 1.75% 2041	2,555	1,749
American Funds Insurance Series — U.S. Government Securities Fund — Page 223 of 255

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2041	USD900	$681
U.S. Treasury 3.25% 2042	3,495	3,102
U.S. Treasury 2.50% 2045	4,850	3,700
U.S. Treasury 2.50% 2046	5,400	4,097
U.S. Treasury 2.50% 2046	3,900	2,964
U.S. Treasury 2.875% 2046	2,700	2,207
U.S. Treasury 2.25% 2049	1,635	1,196
U.S. Treasury 2.875% 2049[6]	6,300	5,252
U.S. Treasury 1.25% 2050[6]	19,460	10,904
U.S. Treasury 1.625% 2050[6]	26,165	16,240
U.S. Treasury 1.875% 2051[6]	15,220	10,083
U.S. Treasury 1.875% 2051	3,164	2,093
U.S. Treasury 2.00% 2051	5,546	3,789
U.S. Treasury 2.875% 2052	350	294
U.S. Treasury 3.00% 2052[6]	8,900	7,688
		177,182
Total U.S. Treasury bonds & notes		618,784
Federal agency bonds & notes 6.00%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 2026	329	317
Fannie Mae 0.75% 2027	2,900	2,464
Fannie Mae 0.875% 2030[6]	8,600	6,727
Fannie Mae 7.125% 2030	2,000	2,367
Federal Home Loan Bank 3.25% 2028	6,500	6,225
Federal Home Loan Bank 5.50% 2036	300	336
Private Export Funding Corp. 3.55% 2024	3,190	3,162
Private Export Funding Corp. 1.40% 2028	3,000	2,567
Tennessee Valley Authority 0.75% 2025	3,700	3,369
Tennessee Valley Authority 2.875% 2027	5,000	4,760
Tennessee Valley Authority 4.65% 2035	1,780	1,793
Tennessee Valley Authority 5.88% 2036	875	986
Tennessee Valley Authority, Series A, 4.625% 2060	250	240
TVA Southaven 3.846% 2033	887	823
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	1,250	1,262
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	14,224
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	1,909	2,001
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,481
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,193
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,538
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,505
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	10,902
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	3,608
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,468
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,371
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,362
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,177
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	1,876
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	592
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	768	737
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	628	611
		90,044
Total bonds, notes & other debt instruments (cost: $1,565,472,000)		1,449,348
American Funds Insurance Series — U.S. Government Securities Fund — Page 224 of 255

unaudited
Short-term securities 41.30% Commercial paper 17.88%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Amazon.com, Inc. 11/29/2022[7]	3.250%	USD8,000	$7,957
Amazon.com, Inc. 12/14/2022[7]	3.520	8,000	7,944
Amazon.com, Inc. 12/27/2022[7]	3.520	20,000	19,828
Apple, Inc. 11/2/2022[7]	3.050	9,000	8,975
Apple, Inc. 11/7/2022[7]	3.090	20,000	19,935
CAFCO, LLC 10/4/2022[7]	2.290	13,000	12,996
Chariot Funding, LLC 10/11/2022[7]	2.680	9,000	8,991
Chariot Funding, LLC 10/14/2022[7]	2.520	15,000	14,982
CHARTA, LLC 1/11/2023[7]	3.900	5,680	5,617
Coca-Cola Co. 11/2/2022[7]	3.100	1,100	1,097
CRC Funding, LLC 10/17/2022[7]	3.060	10,000	9,985
Henkel of America, Inc. 12/27/2022[7]	3.550	20,000	19,828
Johnson & Johnson 10/17/2022[7]	1.480	5,000	4,993
LMA-Americas, LLC 11/29/2022[7]	3.500	9,200	9,146
Novartis Finance Corp. 10/24/2022[7]	3.060	15,000	14,969
Paccar Financial Corp. 10/6/2022	2.560	9,500	9,495
Procter & Gamble Co. 11/8/2022[7]	2.610	20,000	19,933
Procter & Gamble Co. 11/9/2022[7]	2.570	18,500	18,436
Starbird Funding Corp. 10/3/2022[7]	3.000	17,800	17,795
Wal-Mart Stores, Inc. 10/17/2022[7]	3.050	6,380	6,371
Wal-Mart Stores, Inc. 10/24/2022[7]	3.020	5,000	4,990
Wal-Mart Stores, Inc. 10/31/2022[7]	3.064	24,000	23,937
			268,200
U.S. Treasury bills 12.10%
U.S. Treasury 10/4/2022	2.299	65,400	65,395
U.S. Treasury 10/11/2022	2.387	13,000	12,993
U.S. Treasury 10/13/2022	2.269	20,000	19,985
U.S. Treasury 10/18/2022	2.482	66,750	66,680
U.S. Treasury 10/20/2022	2.423	16,500	16,480
			181,533
Federal agency bills & notes 11.32%
Fannie Mae 10/19/2022	2.585	6,500	6,492
Federal Farm Credit Banks 11/8/2022	2.230	20,000	19,943
Federal Home Loan Bank 10/5/2022	2.256	9,450	9,449
Federal Home Loan Bank 10/31/2022	2.606	59,000	58,875
Federal Home Loan Bank 11/9/2022	2.560	19,400	19,344
Federal Home Loan Bank 11/23/2022	3.210	25,000	24,893
Federal Home Loan Bank 12/5/2022	3.300	25,000	24,864
Federal Home Loan Bank 12/28/2022	3.480	6,000	5,952
			169,812
Total short-term securities (cost: $619,554,000)			619,545
Total investment securities 137.91% (cost: $2,185,026,000)			2,068,893
Other assets less liabilities (37.91)%			(568,716)
Net assets 100.00%			$1,500,177
American Funds Insurance Series — U.S. Government Securities Fund — Page 225 of 255

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
30 Day Federal Funds Futures	Long	259	November 2022	USD104,596	$(57)
30 Day Federal Funds Futures	Long	1,245	December 2022	499,570	(335)
30 Day Federal Funds Futures	Short	32	February 2023	(12,772)	127
90 Day Eurodollar Futures	Long	353	December 2022	84,111	(3,241)
3 Month SOFR Futures	Short	225	June 2023	(53,764)	644
90 Day Eurodollar Futures	Long	1,495	September 2023	356,632	(13,881)
90 Day Eurodollar Futures	Short	923	December 2023	(220,389)	8,113
90 Day Eurodollar Futures	Short	885	December 2024	(212,522)	5,302
2 Year U.S. Treasury Note Futures	Short	141	December 2022	(28,960)	40
5 Year U.S. Treasury Note Futures	Long	3,860	December 2022	414,980	(14,107)
10 Year U.S. Treasury Note Futures	Long	603	December 2022	67,574	(3,165)
10 Year Ultra U.S. Treasury Note Futures	Long	112	December 2022	13,270	(798)
20 Year U.S. Treasury Bond Futures	Long	396	December 2022	50,057	(3,919)
30 Year Ultra U.S. Treasury Bond Futures	Short	59	December 2022	(8,083)	457
					$(24,820)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	0.471%	Annual	10/26/2023	USD30,500	$1,194	$—	$1,194
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(1,198)	—	(1,198)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(6,598)	—	(6,598)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	3,945	—	3,945
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	24,000	(305)	—	(305)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	3,697	(49)	—	(49)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	17,700	(243)	—	(243)
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	19,000	45	—	45
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	19,000	(9)	—	(9)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	19,400	(17)	—	(17)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	2,044	—	2,044
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	2,043	—	2,043
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	2,308	—	2,308
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	49,400	3,171	—	3,171
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	12,800	(648)	—	(648)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	12,200	(620)	—	(620)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	9,947	—	9,947
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	31,000	(6,144)	—	(6,144)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	3,209	—	3,209
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	9,800	419	—	419
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	7,800	321	—	321
American Funds Insurance Series — U.S. Government Securities Fund — Page 226 of 255

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	USD15,800	$(5,917)	$—	$(5,917)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	5,110	2,380	—	2,380
						$9,278	$—	$9,278
American Funds Insurance Series — U.S. Government Securities Fund — Page 227 of 255

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $27,715,000, which represented 1.85% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $258,705,000, which represented 17.24% of the net assets of the fund.
Key to abbreviations
Assn. = Association
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — U.S. Government Securities Fund — Page 228 of 255

Managed Risk Growth Fund
Investment portfolio
September 30, 2022
unaudited
Growth funds 83.92%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	5,218,180	$390,059
Total growth funds (cost: $509,739,000)		390,059
Fixed income funds 7.90%
American Funds Insurance Series – The Bond Fund of America, Class 1	3,875,543	36,701
Total fixed income funds (cost: $39,007,000)		36,701
Short-term securities 4.84%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[1]	22,510,604	22,511
Total short-term securities (cost: $22,511,000)		22,511
Options purchased 0.52%
Options purchased*		2,428
Total options purchased (cost: $1,627,000)		2,428
Total investment securities 97.18% (cost: $572,884,000)		451,699
Other assets less liabilities 2.82%		13,095
Net assets 100.00%		$464,794
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2022 (000)
S&P 500 Index	25	USD8,964	USD2,375.00	12/16/2022	$25
S&P 500 Index	15	5,379	2,600.00	12/16/2022	23
S&P 500 Index	25	8,964	2,650.00	12/16/2022	43
S&P 500 Index	70	25,099	2,675.00	12/16/2022	128
S&P 500 Index	35	12,550	2,600.00	3/17/2023	140
S&P 500 Index	70	25,099	2,700.00	3/17/2023	328
S&P 500 Index	175	62,748	2,800.00	3/17/2023	983
S&P 500 Index	5	1,793	2,850.00	3/17/2023	31
S&P 500 Index	110	39,442	2,900.00	3/17/2023	727
					$2,428
American Funds Insurance Series — Managed Risk Growth Fund — Page 229 of 255

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	319	December 2022	USD34,295	$(1,148)
Nikkei 225 Index Contracts	Short	3	December 2022	(537)	23
Japanese Yen Currency Contracts	Short	7	December 2022	(609)	4
FTSE 100 Index Contracts	Short	21	December 2022	(1,604)	134
British Pound Currency Contracts	Short	25	December 2022	(1,747)	44
Mini MSCI Emerging Market Index Contracts	Short	98	December 2022	(4,270)	472
Russell 2000 Mini Index Contracts	Short	88	December 2022	(7,347)	723
Euro Stoxx 50 Index Contracts	Short	288	December 2022	(9,265)	873
Euro Currency Contracts	Short	84	December 2022	(10,355)	163
S&P Mid 400 E-mini Index Contracts	Short	93	December 2022	(20,536)	2,156
S&P 500 E-mini Index Contracts	Short	1,259	December 2022	(226,715)	24,699
					$28,143
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 83.92%
American Funds Insurance Series – Growth Fund, Class 1	$504,914	$360,167	$255,526	$40,295	$(259,791)	$390,059	$619	$60,090
Fixed income funds 7.90%
American Funds Insurance Series – The Bond Fund of America, Class 1	59,236	55,179	69,412	(8,256)	(46)	36,701	225	443
Total 91.82%				$32,039	$(259,837)	$426,760	$844	$60,533
[1]	Rate represents the seven-day yield at 9/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Managed Risk Growth Fund — Page 230 of 255

Managed Risk International Fund
Investment portfolio
September 30, 2022
unaudited
Growth funds 84.22%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	7,767,501	$107,269
Total growth funds (cost: $142,997,000)		107,269
Fixed income funds 9.41%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,265,581	11,985
Total fixed income funds (cost: $13,292,000)		11,985
Short-term securities 3.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[1]	4,918,848	4,919
Total short-term securities (cost: $4,919,000)		4,919
Options purchased 0.65%
Options purchased*		825
Total options purchased (cost: $395,000)		825
Total investment securities 98.14% (cost: $161,603,000)		124,998
Other assets less liabilities 1.86%		2,373
Net assets 100.00%		$127,371
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2022 (000)
iShares MSCI EAFE ETF	2,050	USD11,482	USD45.00	12/16/2022	$90
iShares MSCI EAFE ETF	780	4,369	50.00	12/16/2022	81
iShares MSCI EAFE ETF	120	672	53.00	12/16/2022	21
iShares MSCI EAFE ETF	50	280	47.00	3/17/2023	6
iShares MSCI EAFE ETF	1,700	9,522	48.00	3/17/2023	510
iShares MSCI EAFE ETF	450	2,520	55.00	3/17/2023	117
					$825
American Funds Insurance Series — Managed Risk International Fund — Page 231 of 255

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	95	December 2022	USD10,213	$(287)
S&P 500 E-mini Index Contracts	Short	86	December 2022	(15,486)	1,636
Mini MSCI Emerging Market Index Contracts	Short	700	December 2022	(30,503)	3,209
MSCI EAFE Index Contracts	Short	405	December 2022	(33,627)	3,374
					$7,932
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.22%
American Funds Insurance Series – International Fund, Class 1	$136,987	$89,062	$61,583	$3,695	$(60,892)	$107,269	$570	$16,110
Fixed income funds 9.41%
American Funds Insurance Series – The Bond Fund of America, Class 1	16,071	10,001	11,691	(1,755)	(641)	11,985	82	160
Total 93.63%				$1,940	$(61,533)	$119,254	$652	$16,270
[1]	Rate represents the seven-day yield at 9/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Managed Risk International Fund — Page 232 of 255

Managed Risk Washington
Mutual Investors Fund
Investment portfolio
September 30, 2022
unaudited
Growth-and-income funds 84.26%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	22,602,840	$260,385
Total growth-and-income funds (cost: $311,492,000)		260,385
Fixed income funds 9.41%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	2,841,060	29,092
Total fixed income funds (cost: $31,627,000)		29,092
Short-term securities 3.39%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[1]	10,465,036	10,465
Total short-term securities (cost: $10,465,000)		10,465
Options purchased 0.84%
Options purchased*		2,615
Total options purchased (cost: $2,055,000)		2,615
Total investment securities 97.90% (cost: $355,639,000)		302,557
Other assets less liabilities 2.10%		6,491
Net assets 100.00%		$309,048
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2022 (000)
S&P 500 Index	175	USD62,748	USD2,500.00	12/16/2022	$228
S&P 500 Index	15	5,379	2,650.00	12/16/2022	26
S&P 500 Index	45	16,135	2,675.00	12/16/2022	82
S&P 500 Index	45	16,135	2,725.00	12/16/2022	91
S&P 500 Index	15	5,379	2,500.00	3/17/2023	53
S&P 500 Index	15	5,379	2,600.00	3/17/2023	60
S&P 500 Index	80	28,685	2,700.00	3/17/2023	374
S&P 500 Index	130	46,613	2,800.00	3/17/2023	731
S&P 500 Index	45	16,135	2,850.00	3/17/2023	276
S&P 500 Index	105	37,649	2,900.00	3/17/2023	694
					$2,615
American Funds Insurance Series — Managed Risk Washington Mutual Investors Fund — Page 233 of 255

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	189	December 2022	USD20,319	$(696)
S&P Mid 400 E-mini Index Contracts	Short	11	December 2022	(2,429)	253
Euro Stoxx 50 Index Contracts	Short	91	December 2022	(2,928)	250
Euro Currency Contracts	Short	26	December 2022	(3,205)	44
FTSE 100 Index Contracts	Short	42	December 2022	(3,209)	250
British Pound Currency Contracts	Short	50	December 2022	(3,494)	78
S&P 500 E-mini Index Contracts	Short	672	December 2022	(121,010)	12,805
					$12,984
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.26%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$315,947	$193,500	$132,032	$38,118	$(155,148)	$260,385	$1,303	$61,850
Fixed income funds 9.41%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	37,066	23,976	27,567	(4,960)	577	29,092	156	—
Total 93.67%				$33,158	$(154,571)	$289,477	$1,459	$61,850
[1]	Rate represents the seven-day yield at 9/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Managed Risk Washington Mutual Investors Fund — Page 234 of 255

Managed Risk Growth-Income Fund
Investment portfolio
September 30, 2022
unaudited
Growth-and-income funds 78.31%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	34,964,909	$1,609,784
Total growth-and-income funds (cost: $1,787,842,000)		1,609,784
Fixed income funds 14.69%
American Funds Insurance Series – The Bond Fund of America, Class 1	31,873,973	301,847
Total fixed income funds (cost: $343,003,000)		301,847
Short-term securities 3.53%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[1]	72,492,953	72,493
Total short-term securities (cost: $72,493,000)		72,493
Options purchased 1.58%
Options purchased*		32,538
Total options purchased (cost: $20,979,000)		32,538
Total investment securities 98.11% (cost: $2,224,317,000)		2,016,662
Other assets less liabilities 1.89%		38,887
Net assets 100.00%		$2,055,549
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2022 (000)
S&P 500 Index	100	USD35,856	USD2,650.00	12/16/2022	$174
S&P 500 Index	500	179,281	2,675.00	12/16/2022	915
S&P 500 Index	440	157,767	2,725.00	12/16/2022	884
S&P 500 Index	325	116,533	2,800.00	12/16/2022	767
S&P 500 Index	100	35,856	2,825.00	12/16/2022	244
S&P 500 Index	200	71,713	2,850.00	12/16/2022	524
S&P 500 Index	450	161,353	2,875.00	12/16/2022	1,251
S&P 500 Index	200	71,712	2,900.00	12/16/2022	603
S&P 500 Index	420	150,596	2,700.00	3/17/2023	1,966
S&P 500 Index	1,500	537,843	2,800.00	3/17/2023	8,430
S&P 500 Index	1,575	564,735	2,850.00	3/17/2023	9,639
S&P 500 Index	1,080	387,247	2,900.00	3/17/2023	7,141
					$32,538
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 235 of 255

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,250	December 2022	USD134,385	$(4,611)
Russell 2000 Mini Index Contracts	Short	65	December 2022	(5,427)	552
Mini MSCI Emerging Market Index Contracts	Short	386	December 2022	(16,820)	1,668
FTSE 100 Index Contracts	Short	305	December 2022	(23,300)	1,792
British Pound Currency Contracts	Short	350	December 2022	(24,459)	560
Euro Stoxx 50 Index Contracts	Short	846	December 2022	(27,216)	2,227
Euro Currency Contracts	Short	235	December 2022	(28,968)	422
S&P Mid 400 E-mini Index Contracts	Short	288	December 2022	(63,596)	6,499
S&P 500 E-mini Index Contracts	Short	3,621	December 2022	(652,052)	69,380
					$78,489
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 78.31%
American Funds Insurance Series – Growth-Income Fund, Class 1	$2,125,192	$998,427	$840,522	$149,432	$(822,745)	$1,609,784	$5,619	$175,737
Fixed income funds 14.69%
American Funds Insurance Series – The Bond Fund of America, Class 1	398,789	180,648	218,598	(32,244)	(26,748)	301,847	1,982	3,897
Total 93.00%				$117,188	$(849,493)	$1,911,631	$7,601	$179,634
[1]	Rate represents the seven-day yield at 9/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 236 of 255

Managed Risk Asset Allocation Fund
Investment portfolio
September 30, 2022
unaudited
Asset allocation funds 94.43%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	97,313,291	$2,015,358
Total asset allocation funds (cost: $2,253,143,000)		2,015,358
Short-term securities 3.67%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[1]	78,279,159	78,279
Total short-term securities (cost: $78,279,000)		78,279
Options purchased 0.19%
Options purchased*		4,129
Total options purchased (cost: $1,887,000)		4,129
Total investment securities 98.29% (cost: $2,333,309,000)		2,097,766
Other assets less liabilities 1.71%		36,586
Net assets 100.00%		$2,134,352
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2022 (000)
S&P 500 Index	410	USD147,010	USD2,850.00	3/17/2023	$2,509
S&P 500 Index	245	87,848	2,900.00	3/17/2023	1,620
					$4,129
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,108	December 2022	USD119,119	$(3,335)
FTSE 100 Index Contracts	Short	54	December 2022	(4,125)	335
British Pound Currency Contracts	Short	65	December 2022	(4,542)	106
Russell 2000 Mini Index Contracts	Short	154	December 2022	(12,858)	1,193
Mini MSCI Emerging Market Index Contracts	Short	318	December 2022	(13,857)	1,426
Euro Stoxx 50 Index Contracts	Short	693	December 2022	(22,294)	1,756
Euro Currency Contracts	Short	192	December 2022	(23,668)	309
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 237 of 255

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
S&P Mid 400 E-mini Index Contracts	Short	260	December 2022	USD(57,413)	$5,768
S&P 500 E-mini Index Contracts	Short	3,587	December 2022	(645,929)	64,425
					$71,983
Investments in affiliates2

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.43%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,678,055	$886,381	$791,966	$56,725	$(813,837)	$2,015,358	$9,909	$231,217
[1]	Rate represents the seven-day yield at 9/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 238 of 255

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.
American Funds Insurance Series — Page 239 of 255

unaudited
The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$26,412	$4,537	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	628	Not applicable	Not applicable
Capital Income Builder	Not applicable	71,828	96*	$23,526	$4,854
Asset Allocation Fund	Not applicable	2,029,074	Not applicable	Not applicable	147,253
American Funds Global Balanced Fund	Not applicable	15,450	26,473	31,134	4,671
The Bond Fund of America	Not applicable	3,394,646	108,629	477,735	151,893
Capital World Bond Fund	Not applicable	324,590	481,762	382,799	85,907
American High-Income Trust	Not applicable	13,799	Not applicable	Not applicable	10,713
American Funds Mortgage Fund	Not applicable	31,972	Not applicable	15,000	Not applicable
U.S. Government Securities Fund	Not applicable	2,453,427	Not applicable	1,353,588	Not applicable
Managed Risk Growth Fund	$384,672	154,471	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	93,172	14,391	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	304,145	39,740	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,101,386	260,994	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	540,873	292,513	Not applicable	Not applicable	Not applicable
*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
American Funds Insurance Series — Page 240 of 255

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2022 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$845,374	$641,754	$—	$1,487,128
Health care	945,312	246,276	—	1,191,588
Consumer discretionary	511,925	376,696	—	888,621
Consumer staples	249,387	285,103	—	534,490
Financials	182,033	288,187	—*	470,220
Industrials	82,627	219,690	—	302,317
Communication services	256,204	22,952	—	279,156
Energy	96,901	91,342	—*	188,243
Materials	159,852	21,830	—	181,682
Real estate	—	10,266	—	10,266
Utilities	8,878	—	—	8,878
Preferred securities	—	100,144	—	100,144
Short-term securities	669,249	—	—	669,249
Total	$4,007,742	$2,304,240	$—*	$6,311,982
*	Amount less than one thousand.
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$307,610	$210,611	$1,113	$519,334
Industrials	123,805	360,405	—	484,210
Health care	315,600	117,196	—	432,796
Consumer discretionary	252,880	176,951	—	429,831
Financials	100,185	153,739	—	253,924
Materials	11,535	74,801	—	86,336
Real estate	22,364	36,852	—	59,216
Communication services	27,992	22,204	—	50,196
Consumer staples	18,114	29,938	—	48,052
Utilities	4,090	35,076	—	39,166
Energy	8,919	5,560	22,280	36,759
Preferred securities	9,488	—	17,611	27,099
Rights & warrants	—	11,696	—	11,696
Short-term securities	364,060	—	—	364,060
Total	$1,566,642	$1,235,029	$41,004	$2,842,675
American Funds Insurance Series — Page 241 of 255

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the  nine months ended September 30, 2022 (dollars in thousands):
	Beginning value at 1/1/2022	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3*	Ending value at 9/30/2022
Investment securities	$44,963	$—	$—	$—	$—	$(3,959)	$—	$41,004
Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2022								$(3,959)
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$23,393	Market comparable companies	Price/Cash flow multiple	6.8x	6.8x	Increase
			EV/Sales multiple	7.8x	7.8x	Increase
			DLOM	16%	16%	Decrease
			Risk discount	25%	25%	Decrease
Preferred securities	17,611	Transaction price	N/A	N/A	N/A	N/A
		Market comparable companies	EV/Sales multiple	7.8x - 12.8x	10.7x	Increase
			DLOM	10%	10%	Decrease
Total	$41,004
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
DLOM = Discount for lack of marketability
EV = Enterprise value
American Funds Insurance Series — Page 242 of 255

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$6,170,351	$350,205	$—	$6,520,556
Information technology	5,313,970	659,195	4,846	5,978,011
Health care	4,814,963	70,467	45,222	4,930,652
Communication services	4,073,272	20,432	—	4,093,704
Industrials	2,453,890	182,217	—	2,636,107
Financials	1,733,280	—	—	1,733,280
Energy	1,328,190	—	—	1,328,190
Materials	864,679	—	—	864,679
Consumer staples	576,017	99,009	—	675,026
Utilities	148,391	—	—	148,391
Real estate	29,457	—	—	29,457
Preferred securities	—	17,278	38,218	55,496
Convertible stocks	6,846	—	—	6,846
Convertible bonds & notes	—	—	9,030	9,030
Bonds, notes & other debt instruments	—	13,396	—	13,396
Short-term securities	1,181,202	—	—	1,181,202
Total	$28,694,508	$1,412,199	$97,316	$30,204,023
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$261,731	$629,568	$4,998	$896,297
Industrials	58,282	822,027	—	880,309
Health care	28,030	736,138	—	764,168
Financials	81,852	571,535	—	653,387
Consumer discretionary	170,518	405,791	—	576,309
Energy	119,230	456,207	—	575,437
Materials	319,355	244,467	—	563,822
Communication services	141,630	213,673	—*	355,303
Consumer staples	—	268,218	—	268,218
Utilities	—	113,539	—	113,539
Real estate	—	42,715	—	42,715
Preferred securities	28,146	28,845	457	57,448
Rights & warrants	—	10,763	—	10,763
Short-term securities	392,450	—	—	392,450
Total	$1,601,224	$4,543,486	$5,455	$6,150,165
*	Amount less than one thousand.
American Funds Insurance Series — Page 243 of 255

unaudited
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$281,911	$154,123	$399	$436,433
Health care	178,489	175,001	1,242	354,732
Financials	61,825	291,432	—*	353,257
Consumer discretionary	100,633	197,444	—*	298,077
Industrials	87,559	179,267	—	266,826
Materials	139,512	79,184	—*	218,696
Consumer staples	47,988	148,727	—*	196,715
Communication services	85,584	64,290	—*	149,874
Energy	46,986	74,220	—*	121,206
Utilities	10,574	35,835	—	46,409
Real estate	14,475	29,039	—	43,514
Preferred securities	9,436	10,320	11,365	31,121
Rights & warrants	17	177	—	194
Bonds, notes & other debt instruments	—	94,575	—	94,575
Short-term securities	274,282	—	—	274,282
Total	$1,339,271	$1,533,634	$13,006	$2,885,911

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$679	$—	$—	$679
Unrealized appreciation on open forward currency contracts	—	37	—	37
Liabilities:
Unrealized depreciation on futures contracts	(548)	—	—	(548)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$131	$36	$—	$167
*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund

At September 30, 2022, all of the fund’s investment securities were classified as Level 1.
American Funds Insurance Series — Page 244 of 255

unaudited
Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$163,669	$90,837	$—	$254,506
Health care	170,561	57,911	—	228,472
Financials	105,385	95,263	—*	200,648
Industrials	82,519	82,280	—	164,799
Consumer discretionary	78,382	64,551	—	142,933
Consumer staples	56,085	61,850	—	117,935
Materials	57,135	42,241	—	99,376
Energy	65,434	29,938	—*	95,372
Communication services	56,355	28,196	—*	84,551
Utilities	24,000	23,843	—	47,843
Real estate	13,755	5,649	—	19,404
Preferred securities	422	6,239	—	6,661
Convertible bonds & notes	—	944	—	944
Bonds, notes & other debt instruments	—	6,107	—	6,107
Short-term securities	136,718	—	—	136,718
Total	$1,010,420	$595,849	$—*	$1,606,269
*	Amount less than one thousand.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,001,220	$300,290	$—	$6,301,510
Health care	3,532,300	440,923	—	3,973,223
Industrials	3,736,946	188,820	—	3,925,766
Consumer discretionary	2,611,949	111,978	—	2,723,927
Financials	2,686,691	—	—	2,686,691
Communication services	2,554,823	60,185	—	2,615,008
Consumer staples	1,161,269	397,947	—	1,559,216
Energy	1,417,317	—	—	1,417,317
Utilities	1,097,190	52,994	—	1,150,184
Materials	855,227	—	—	855,227
Real estate	592,473	—	—	592,473
Convertible stocks	262,042	—	—	262,042
Bonds, notes & other debt instruments	—	6,097	—	6,097
Short-term securities	2,581,053	—	—	2,581,053
Total	$29,090,500	$1,559,234	$—	$30,649,734
American Funds Insurance Series — Page 245 of 255

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$6,512	$33,016	$—*	$39,528
Consumer staples	5,456	26,606	—*	32,062
Consumer discretionary	2,436	25,353	—	27,789
Industrials	3,913	23,665	—	27,578
Information technology	2,020	25,101	—	27,121
Health care	1,104	22,756	—	23,860
Energy	7,727	10,478	—*	18,205
Communication services	980	12,829	—*	13,809
Materials	7,997	5,376	—*	13,373
Utilities	1,989	5,597	—	7,586
Real estate	—	5,487	—	5,487
Preferred securities	512	631	—	1,143
Short-term securities	24,635	—	—	24,635
Total	$65,281	$196,895	$—*	$262,176

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$31	$—	$31
*	Amount less than one thousand.
†	Forward currency contracts are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 246 of 255

unaudited
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$77,781	$55,044	$—*	$132,825
Consumer staples	56,422	47,792	—	104,214
Health care	72,623	18,213	—	90,836
Information technology	62,408	14,488	—	76,896
Real estate	56,342	11,435	—	67,777
Utilities	40,021	25,148	—	65,169
Industrials	36,501	24,649	—	61,150
Energy	40,004	12,269	—*	52,273
Communication services	14,681	13,921	—	28,602
Consumer discretionary	15,873	12,724	—	28,597
Materials	16,627	9,835	—	26,462
Preferred securities	—	411	—	411
Rights & warrants	3	—	—	3
Convertible stocks	4,691	—	—	4,691
Investment funds	29,299	—	—	29,299
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	102,756	—	102,756
Mortgage-backed obligations	—	80,998	89	81,087
Corporate bonds, notes & loans	—	19,382	—	19,382
Asset-backed obligations	—	8,415	—	8,415
Bonds & notes of governments & government agencies outside the U.S.	—	724	—	724
Municipals	—	226	—	226
Short-term securities	117,949	—	—	117,949
Total	$641,225	$458,430	$89	$1,099,744

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4	$—	$—	$4
Unrealized appreciation on centrally cleared interest rate swaps	—	1,944	—	1,944
Liabilities:
Unrealized depreciation on futures contracts	(2,186)	—	—	(2,186)
Unrealized depreciation on centrally cleared interest rate swaps	—	(271)	—	(271)
Unrealized depreciation on centrally cleared credit default swaps	—	(320)	—	(320)
Total	$(2,182)	$1,353	$—	$(829)
*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 247 of 255

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$2,950,694	$23,971	$19,703	$2,994,368
Financials	2,162,461	79,583	2,291	2,244,335
Information technology	2,147,961	25,462	—	2,173,423
Consumer discretionary	1,884,345	137,845	—	2,022,190
Consumer staples	1,066,895	313,785	—	1,380,680
Industrials	1,350,748	14,742	—	1,365,490
Communication services	1,112,288	—	—	1,112,288
Energy	882,362	—	—*	882,362
Materials	771,260	—	—	771,260
Real estate	298,467	—	—	298,467
Utilities	142,005	—	—	142,005
Preferred securities	—	—	144	144
Rights & warrants	—	—	—*	—*
Convertible stocks	—	—	50,000	50,000
Investment funds	1,364,476	—	—	1,364,476
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	1,806,001	—	1,806,001
U.S. Treasury bonds & notes	—	1,730,108	—	1,730,108
Corporate bonds, notes & loans	—	1,414,236	3,685	1,417,921
Asset-backed obligations	—	379,514	5,704	385,218
Bonds & notes of governments & government agencies outside the U.S.	—	42,699	—	42,699
Municipals	—	35,645	—	35,645
Short-term securities	2,257,164	—	—	2,257,164
Total	$18,391,126	$6,003,591	$81,527	$24,476,244

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,796	$—	$—	$22,796
Unrealized appreciation on centrally cleared credit default swaps	—	1,125	—	1,125
Liabilities:
Unrealized depreciation on futures contracts	(21,326)	—	—	(21,326)
Total	$1,470	$1,125	$—	$2,595
*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 248 of 255

unaudited
American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$14,521	$18,892	$—	$33,413
Industrials	14,891	12,363	—	27,254
Health care	17,592	7,882	—	25,474
Information technology	21,485	2,352	—	23,837
Consumer staples	3,673	15,156	—	18,829
Utilities	9,750	7,279	—	17,029
Materials	5,151	7,376	—	12,527
Energy	7,302	4,443	—	11,745
Communication services	9,091	2,322	—	11,413
Consumer discretionary	4,476	3,684	—	8,160
Real estate	3,546	2,598	—	6,144
Preferred securities	1,462	1,060	—	2,522
Convertible stocks	1,163	—	—	1,163
Investment funds	1,672	—	—	1,672
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	48,724	—	48,724
Bonds & notes of governments & government agencies outside the U.S.	—	43,322	—	43,322
Corporate bonds, notes & loans	—	21,241	—	21,241
Mortgage-backed obligations	—	7,969	—	7,969
Asset-backed obligations	—	2,434	—	2,434
Municipals	—	129	—	129
Short-term securities	28,302	—	—	28,302
Total	$144,077	$209,226	$—	$353,303

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$202	$—	$—	$202
Unrealized appreciation on open forward currency contracts	—	173	—	173
Unrealized appreciation on centrally cleared interest rate swaps	—	10	—	10
Liabilities:
Unrealized depreciation on futures contracts	(209)	—	—	(209)
Unrealized depreciation on open forward currency contracts	—	(497)	—	(497)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,068)	—	(1,068)
Unrealized depreciation on centrally cleared credit default swaps	—	(32)	—	(32)
Total	$(7)	$(1,414)	$—	$(1,421)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 249 of 255

unaudited
The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$3,572,579	$—	$3,572,579
U.S. Treasury bonds & notes	—	2,866,707	—	2,866,707
Mortgage-backed obligations	—	2,796,791	1,490	2,798,281
Asset-backed obligations	—	478,552	8,263	486,815
Municipals	—	165,203	—	165,203
Bonds & notes of governments & government agencies outside the U.S.	—	129,220	—	129,220
Federal agency bonds & notes	—	11,102	—	11,102
Short-term securities	2,269,568	—	—	2,269,568
Total	$2,269,568	$10,020,154	$9,753	$12,299,475

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,709	$—	$—	$9,709
Unrealized appreciation on open forward currency contracts	—	749	—	749
Unrealized appreciation on centrally cleared interest rate swaps	—	15,112	—	15,112
Unrealized appreciation on centrally cleared credit default swaps	—	1,132	—	1,132
Liabilities:
Unrealized depreciation on futures contracts	(69,553)	—	—	(69,553)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,880)	—	(5,880)
Unrealized depreciation on centrally cleared credit default swaps	—	(731)	—	(731)
Total	$(59,844)	$10,382	$—	$(49,462)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 250 of 255

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$253,001	$—	$253,001
Japanese yen	—	91,076	—	91,076
Chinese yuan renminbi	—	46,909	—	46,909
British pounds	—	43,150	—	43,150
Canadian dollars	—	29,945	—	29,945
Mexican pesos	—	29,551	—	29,551
Danish kroner	—	22,855	—	22,855
Australian dollars	—	22,072	—	22,072
Russian rubles	—	11,909	—	11,909
Colombian pesos	—	10,520	—	10,520
Indonesian rupiah	—	8,328	—	8,328
Brazilian reais	—	7,610	—	7,610
Chilean pesos	—	7,194	—	7,194
South Korean won	—	6,697	—	6,697
South African rand	—	2,714	—	2,714
Malaysian ringgits	—	1,977	—	1,977
Indian rupees	—	1,118	—	1,118
Romanian leu	—	912	—	912
Polish zloty	—	749	—	749
Norwegian kroner	—	550	—	550
Ukrainian hryvnia	—	399	—	399
U.S. dollars	—	708,146	270	708,416
Preferred securities	—	—	15	15
Common stocks	328	—	—*	328
Short-term securities	225,932	—	—	225,932
Total	$226,260	$1,307,382	$285	$1,533,927

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,563	$—	$—	$3,563
Unrealized appreciation on open forward currency contracts	—	3,063	—	3,063
Unrealized appreciation on centrally cleared interest rate swaps	—	52	—	52
Unrealized appreciation on centrally cleared credit default swaps	—	1,416	—	1,416
Liabilities:
Unrealized depreciation on futures contracts	(7,017)	—	—	(7,017)
Unrealized depreciation on open forward currency contracts	—	(11,597)	—	(11,597)
Unrealized depreciation on centrally cleared interest rate swaps	—	(12,749)	—	(12,749)
Unrealized depreciation on centrally cleared credit default swaps	—	(136)	—	(136)
Total	$(3,454)	$(19,951)	$—	$(23,405)
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 251 of 255

unaudited
American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$731,232	$2,494	$733,726
Mortgage-backed obligations	—	—	631	631
Convertible bonds & notes	—	438	79	517
Convertible stocks	383	463	—	846
Common stocks	9,449	1,819	27,179	38,447
Preferred securities	—	—	2,621	2,621
Rights & warrants	421	1,362	10	1,793
Short-term securities	29,255	—	—	29,255
Total	$39,508	$735,314	$33,014	$807,836

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$135	$—	$—	$135
Unrealized appreciation on centrally cleared credit default swaps	—	58	—	58
Liabilities:
Unrealized depreciation on centrally cleared credit default swaps	—	(114)	—	(114)
Total	$135	$(56)	$—	$79
*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the  nine months ended September 30, 2022 (dollars in thousands):
	Beginning value at 1/1/2022	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 9/30/2022
Investment securities	$40,411	$3,988	$939	$(11,069)	$879	$(2,072)	$(62)	$33,014
Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2022								$(454)
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series — Page 252 of 255

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$3,125	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Risk discount	75%	75%	Decrease
		Yield analysis	Yield	13.8% - 14.4%	14%	Decrease
		Transaction price	N/A	N/A	N/A	N/A
			Net adjustment based on market comparables movement (decrease)	10%	10%	Decrease
Convertible bonds & notes	79	Transaction price	N/A	N/A	N/A	N/A
Common stocks	27,179	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Net adjustment based on market comparables (decrease)	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	2.0x - 4.5x	2.9x	Increase
			EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
			DLOM	18%	18%	Decrease
		Recent market information	Broker quote	N/A	N/A	N/A
Preferred securities	2,621	Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
		Recent market information	Broker quote	N/A	N/A	N/A
Rights & warrants	10	Recent market information	Broker quote	N/A	N/A	N/A
Total	$33,014
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
CapEx = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
American Funds Insurance Series — Page 253 of 255

unaudited
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$66,384	$—	$66,384
U.S. Treasury bonds & notes	—	15,288	—	15,288
Asset-backed obligations	—	3,879	—	3,879
Bonds & notes of governments & government agencies outside the U.S.	—	493	—	493
Federal agency bonds & notes	—	235	—	235
Short-term securities	—	46,636	—	46,636
Total	$—	$132,915	$—	$132,915

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$87	$—	$—	$87
Unrealized appreciation on centrally cleared interest rate swaps	—	770	—	770
Liabilities:
Unrealized depreciation on futures contracts	(1,220)	—	—	(1,220)
Total	$(1,133)	$770	$—	$(363)
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund

At September 30, 2022, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$740,520	$—	$740,520
U.S. Treasury bonds & notes	—	618,784	—	618,784
Federal agency bonds & notes	—	90,044	—	90,044
Short-term securities	—	619,545	—	619,545
Total	$—	$2,068,893	$—	$2,068,893
American Funds Insurance Series — Page 254 of 255

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,683	$—	$—	$14,683
Unrealized appreciation on centrally cleared interest rate swaps	—	31,026	—	31,026
Liabilities:
Unrealized depreciation on futures contracts	(39,503)	—	—	(39,503)
Unrealized depreciation on centrally cleared interest rate swaps	—	(21,748)	—	(21,748)
Total	$(24,820)	$9,278	$—	$(15,542)
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund

At September 30, 2022, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At September 30, 2022, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund

At September 30, 2022, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At September 30, 2022, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At September 30, 2022, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
INGEFP3-998-1122O-S89799	American Funds Insurance Series — Page 255 of 255